As filed with the Securities and Exchange Commission
                                on July 2, 2002

                       Securities Act File No. __________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /___X__/

                       Pre-Effective Amendment No. /____/

                      Post-Effective Amendment No. /_____/

                                   FORUM FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   Two Portland Square, Portland, Maine 04101
               (Address of Principal Executive Offices) (Zip Code)

                                 (207) 879-1900
                  (Registrant's Area Code and Telephone Number)

                              Leslie K. Klenk, Esq.
                            Forum Fund Services, LLC
                               Two Portland Square
                               Portland, ME 04101

                          Copies of Communications to:

                            Anthony C.J. Nuland, Esq.
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                  Approximate Date of Proposed Public Offering:
                        As soon as practicable after this
                    Registration Statement becomes effective.
--------------------------------------------------------------------------------


It is proposed that this filing  will become effective on July 31, 2002 pursuant to Rule 488 under the Securities Act of 1933.

Title of securities being registered:

Institutional Shares, A Shares, B Shares and C Shares of
        BrownIA Small-Cap Growth Fund
Institutional Shares and A Shares of BrownIA Short-Intermediate Income Fund

No filing fee is required because the Registrant has previously registered an indefinite number of its Shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

--------------------------------------------------------------------------------
                      IMPORTANT NOTICE: PLEASE COMPLETE THE
            ENCLOSED PROXY BALLOT AND RETURN IT AS SOON AS POSSIBLE.
--------------------------------------------------------------------------------

                           EMERGING GROWTH FUND, INC.
                                [Street Address]
                           [City], [State], [Zip Code]

                                 ________, 2002

Dear Valued Shareholder:

         Enclosed is a Notice of Special Meeting of Shareholders (the "Special Meeting"). The Special Meeting has been scheduled for 10:00 a.m. on September __, 2002 at the offices of __________________________________, [Address],
[City], [State] [Zip Code]. The accompanying Combined Proxy Statement/Prospectus describes the proposals being presented for your consideration. Shareholders of Emerging Growth Fund, Inc. (the "Fund") are being asked to approve the reorganization of the Fund into the BrownIA Small-Cap Growth Fund (the "BrownIA Fund"), a series of Forum Funds, another registered investment company 9the "Reorganization").

         The Board of Directors of the Fund (the "Board") has unanimously approved the Reorganization and believes that the reorganization is in the best interests of the Fund's shareholders. Under the Reorganization, Fund shareholders will exchange their Fund shares for an equal value of shares of the BrownIA Fund. As a result, Fund shareholders holding Institutional Shares or BIAT Shares will receive Institutional Shares of the BrownIA Fund while Fund shareholders holding A Shares, B Shares or C Shares will receive A Shares, B Shares, or C Shares, respectively, of the BrownIA Fund. Enclosed is further information about the Reorganization including a Combined Proxy Statement/Prospectus and a proxy card.

     Important information about the Reorganization:

     o The Fund and the BrownIA Fund pursue similar investment objectives, investment strategies and investment policies.

     o The Fund and the BrownIA Fund have similar portfolio holdings and the same portfolio managers.

     o    The Fund and the BrownIA Fund have similar net operating expenses.

     The Board believes that the Reorganization is important and recommends that you read the enclosed materials carefully and then FOR the proposal. Please choose one of the following options to vote:

     o By mail: Complete the enclosed proxy card and return it in the postage-paid envelope provided.

     o    By Telephone: Call the Toll-Free number on your proxy card.

     o    By Internet: Log on to WWW.PROXYVOTE.COM

     o    Attend the Special Meeting (details enclosed).

     Brown Investment Advisory Incorporated, the Fund's investment subadviser and the BrownIA Fund's investment adviser, has agreed to pay all of the expenses of the reorganization so that shareholders will not bear these costs.

--------------------------------------------------------------------------------
WHETHER OR NOT YOU EXPECT TO ATTEND THE SPECIAL MEETING, PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND MAIL IT PROMPTLY IN THE ENCLOSED ENVELOPE IN ORDER TO ASSURE REPRESENTATION OF YOUR SHARES (UNLESS YOU ARE VOTING BY TELEPHONE OR THROUGH THE INTERNET). NO POSTAGE NEED BE AFFIXED IF THE PROXY CARD IS MAILED IN THE UNITED STATES. THE PROXY IS REVOCABLE AT ANY TIME PRIOR TO ITS USE.
--------------------------------------------------------------------------------


     IF   YOU   HAVE   ANY    QUESTIONS    CONCERNING    THE   COMBINED    PROXY
STATEMENT/PROSPECTUS OR THE PROCEDURES TO BE FOLLOWED TO EXECUTE AND DELIVER A PROXY, PLEASE CONTACT [______________________] AT 1-800-XXX-XXXX.

                                        Very truly yours,

                                        Richard T. Hale
                                        President
                                        Emerging Growth Fund, Inc.

                           EMERGING GROWTH FUND, INC.
                                [Street Address]
                           [City], [State], [Zip Code]


                               _____________, 2002

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                               SEPTEMBER __, 2002

To the Shareholders of Emerging Growth Fund, Inc.:

         A special meeting of shareholders of Emerging Growth Fund, Inc. (the "Fund") will be held on September __, 2002 at 10:00 a.m. (Eastern Time) at the offices of ____________________ to consider the following:

1. A proposal to approve the Agreement and Plan of Reorganization (the "Plan") between Emerging Growth Fund, Inc. (the "Fund") and Forum Funds (the "Trust"). Under the Plan, the Fund will transfer all of its assets and liabilities to BrownIA Small-Cap Growth Fund ("BrownIA Fund"), a series of the Trust, in exchange for shares of the BrownIA Fund. The Fund will then distribute the shares received from the BrownIA Fund proportionately to its shareholders and then terminate; and

2.       Any other business that properly comes before the meeting.

         Enclosed with this notice is a Combined Proxy Statement/Prospectus, which includes information relevant to the proposed transaction. A form of the Plan is attached as Exhibit A to the Combined Proxy Statement/Prospectus.

         Shareholders of record of the Fund as of the close of business on ____, 2002 are entitled to vote at the meeting and any related follow-up meetings. This notice and related Combined Proxy Statement/Prospectus are first being mailed to shareholders of the Fund on or about ___________, 2002. This Proxy is being solicited on behalf of the Board of Directors of the Fund.

--------------------------------------------------------------------------------
WHETHER OR NOT YOU EXPECT TO ATTEND THE SPECIAL MEETING, PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND MAIL IT PROMPTLY IN THE ENCLOSED ENVELOPE IN ORDER TO ASSURE REPRESENTATION OF YOUR SHARES (UNLESS YOU ARE VOTING BY TELEPHONE OR THROUGH THE INTERNET). NO POSTAGE NEED BE AFFIXED IF THE PROXY CARD IS MAILED IN THE UNITED STATES. THE PROXY IS REVOCABLE AT ANY TIME PRIOR TO ITS USE.
--------------------------------------------------------------------------------

         IF   YOU   HAVE   ANY   QUESTIONS   CONCERNING   THE   COMBINED   PROXY
STATEMENT/PROSPECTUS OR THE PROCEDURES TO BE FOLLOWED TO EXECUTE AND DELIVER A PROXY, PLEASE CONTACT [______________________] AT 1-800-XXX-XXXX.


                                        By Order of the Board of Directors,

                                        Daniel O. Hirsch
                                        Secretary
                                        Emerging Growth Fund, Inc.

               YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWNED ON THE RECORD DATE.

                           PROXY STATEMENT/PROSPECTUS

                               ____________, 2002

                          Acquisition of the Assets of
                           EMERGING GROWTH FUND, INC.

                                [STREET ADDRESS]
                           [CITY], [STATE] [ZIP CODE}
                               [TELEPHONE NUMBER]

                   By and In Exchange for shares of beneficial
                                   interest of

                          BROWNIA SMALL-CAP GROWTH FUND
                                   a series of

                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                 (XXX) XXX-XXXX

         On June 25, 2002, the Board of Directors of the Emerging Growth Fund, Inc. (the "Board") approved the reorganization of Emerging Growth Fund, Inc. (the "Fund") into BrownIA Small-Cap Growth Fund (the "BrownIA Fund"), a series of Forum Funds (the "Trust"), subject to approval by the Fund's shareholders. Each of the Fund and the Trust is an open-end management investment company. The Fund is comprised of one series and the Trust is comprised of numerous separate series, including the BrownIA Fund.

         The reorganization contemplates that the Fund will transfer all of its assets and liabilities to the BrownIA Fund in exchange, on a tax-free basis, for Institutional Shares, A Shares, B Shares and C Shares of the BrownIA Fund. The Fund will then distribute the shares received to its shareholders on a tax-free basis. As a result, Fund shareholders holding Institutional Shares and BIAT Shares will receive Institutional Shares of the BrownIA Fund. Fund shareholders holding A Shares, B Shares or C Shares will receive BrownIA Fund A Shares, B Shares, or C Shares, respectively. After the reorganization is completed, the Fund will terminate.

         Please read the Combined Proxy Statement/Prospectus carefully and retain it for future reference. This document sets forth concisely the information about the reorganization that you should know before investing in the BrownIA Fund. A Statement of Additional Information dated August __, 2002 has been filed with the Securities and Exchange Commission ("SEC") regarding the reorganization and is incorporated into this Combined Proxy Statement/Prospectus by reference.

         The Prospectus and Statement of Additional Information for the BrownIA Fund dated August __, 2002 and the BrownIA Fund's annual report dated May 31, 2002 are incorporated by reference into this Combined Proxy Statement/Prospectus. Copies of this information are available upon request without charge by writing or calling:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 540-6807

         The Fund's Prospectus for Institutional Shares, the Fund's Prospectus for BIAT Shares, the Fund's Prospectus for A Shares, B Shares and C Shares, and the Fund's Statement of Additional Information, each dated March 1, 2002, are incorporated by reference into this Combined Proxy Statement/ Prospectus. The Fund's annual report dated October 31, 2001 and the Fund's semi-annual report dated April 30, 2002 are also incorporated by reference into this Combined Proxy Statement/Prospectus. Copies of this information are available upon request without charge by writing or calling:

                                [Transfer Agent]
                                [Street Address]
                           [City], [State] [Zip Code]
                                  (XXX) XXX-XXX

         Shareholders may also view or obtain copies of this Combined Proxy Statement/Prospectus, the materials incorporated by reference herein or additional information regarding the Fund or the BrownIA Fund at the Securities and Exchange Commission's ("SEC") Website, HTTP://WWW.SEC.GOV.

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES   OR   PASSED   UPON   THE   ADEQUACY   OF   THIS   COMBINED    PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND AND THE BROWNIA FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, AND ANY OTHER U.S. GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND AND THE BROWNIA FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINICPAL.

                                TABLE OF CONTENTS

SUMMARY.........................................................................5
  The Proposed Reorganization...................................................5
  Comparison of Fees............................................................7
  Comparison of Business Structures.............................................10
  Comparison of Investment Objectives and Principal Investment Strategies.......11
  Comparison of Investment Advisory Services and Fees...........................12
  Comparison of Other Service Providers.........................................13
  Comparison of Class Structures................................................13
  Comparison of Sales Charges...................................................14
  Comparison of Conversion Features.............................................15
  Comparison of Purchase, Redemption and Exchange Privileges....................15
  Comparison of Minimum/Subsequent Investment Requirements......................18
  Comparison of Distribution Policies...........................................19
  Comparison of Distribution and Shareholder Service Fees.......................19
  Comparison of Net Asset Value Calculation Procedures..........................19
INVESTMENT RISKS................................................................20
  General Risks.................................................................20
  Specific Risks of Smaller Companies...........................................20
INFORMATION ABOUT THE REORGANIZATION............................................21
  General Description of the Reorganization and Plan............................21
  Securities to be Issued.......................................................22
  Reasons for the Reorganization................................................23
INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
  AND CERTAIN OTHER POLICIES....................................................24
  Investment Objectives.........................................................24
  Principal Investment Strategies...............................................25
  Other Investment Policies.....................................................26
TAXATION........................................................................29
  Tax Consequences of Distributions.............................................29
  Tax Consequence of the Reorganization.........................................30
PERFORMANCE.....................................................................31
  Calendar Years Returns........................................................31
  Annualized Annual Returns.....................................................32
CAPITALIZATION..................................................................32
VOTING INFORMATION..............................................................33
ADDITIONAL INFORMATION..........................................................36
  Legal Matters.................................................................36
  Experts.......................................................................36
  Information Filed with the Securities and Exchange Commission.................37
EXHIBIT A:  Form of Agreement and Plan of Reorganization........................A-1
EXHIBIT B:  Management's Discussion of Performance-Emerging
                         Growth Fund, Inc.......................................B-1

EXHIBIT C:  Management's Discussion of Performance-BrownIA Small
                          Cap Growth Fund.......................................C-1
EXHIBIT D:  Financial Highlights-Emerging Growth Fund, Inc......................D-1
EXHIBIT E:   Financial Highlights-BrownIA Small-Cap Growth Fund.................E-1

                                     SUMMARY

         This section summarizes the important terms of the proposed reorganization as well as certain information regarding the Emerging Growth Fund, Inc. (the "Fund") and the BrownIA Small-Cap Growth Fund (the "BrownIA Fund"), a series of Forum Funds (the "Trust"). The information set forth in this section is only a summary of and is qualified in its entirety by the information contained elsewhere in this Combined Proxy Statement/Prospectus or in the documents incorporated by reference herein.

         For a detailed discussion of the topics discussed in this Summary regarding the Fund, see the Fund's Prospectus for Institutional Shares, the Fund's Prospectus for BIAT Shares, the Fund's Prospectus for A Shares, B Shares and C Shares and the Fund's Statement of Additional Information, each dated March 1, 2002, and the Statement of Additional Information to this Proxy Statement/Prospectus dated August __, 2002. For a detailed discussion of the topics discussed in this Summary regarding the BrownIA Fund, see the BrownIA
Fund's Prospectus dated August __2002, the BrownIA Fund's Statement of Additional Information dated August __, 2002 and the Statement of Additional Information dated August __, 2002 to this Combined Proxy Statement/Prospectus.

THE PROPOSED REORGANIZATION

         On June 25, 2002, the Fund's Board of Directors (the "Board") unanimously voted to approve the reorganization of the Fund into and with the BrownIA Fund (the "Reorganization") pursuant to an Agreement and Plan of Reorganization (the "Plan") between the Fund and the Trust.

         For the reasons set forth in the section entitled "Information About the Reorganization - Reasons for the Reorganization," the Board, including the Directors who are not "interested persons" as defined in the Investment Company Act of 1940, as amended ("Disinterested Directors"), unanimously concluded that the Reorganization is in the best interests of the Fund's shareholders and recommends that you approve the Plan. The Board also concluded that the economic interests of the Fund's shareholders would not be diluted as a result of the Reorganization. The Board considered a variety of different factors prior to forming these conclusions including, but not limited to: (1) the similarities of the investment objectives and policies of the Fund and the BrownIA Fund; (2) the expenses of the Fund and the BrownIA Fund; (3) the past performance of the Fund and the BrownIA Fund; (4) the asset levels of the Fund and the BrownIA Fund; (5) the tax-free nature of the Reorganization; and (6) the fact that Brown
Investment Advisory Incorporated ("Brown") has agreed to pay the costs associated with the Reorganization.

         Under the Plan, the Fund will transfer all of its assets and liabilities to the BrownIA Fund. In exchange for the transfer of assets and liabilities, the BrownIA Fund will issue a number of full and fractional shares of Institutional Shares, A Shares, B Shares and C Shares to the Fund equal in value to the net assets transferred to the BrownIA Fund in connection with the Reorganization. The Fund will then distribute to its shareholders of record all shares of the BrownIA Fund received by the Fund and terminate. You will receive, on a tax-free basis, shares of the corresponding class of the BrownIA Fund equal in value to your share of the net assets of the Fund class you hold as of 4:00

P.M., Eastern time, on the Closing Date (as defined in the Plan). Specifically, shareholders of the Fund's Institutional Shares and BIAT Shares will receive Institutional Shares of the BrownIA Fund while shareholders of the Fund's A Shares, B Shares and C Shares, will receive A Shares, B Shares and C Shares, respectively, of the BrownIA Fund. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the Reorganization.

COMPARISON OF FEES

     The following tables depict the various fees and expenses that you will bear from an investment in the Fund and the BrownIA Fund prior to the Reorganization and the Pro Forma expenses of the BrownIA Fund after the Reorganization.

            EMERGING GROWTH FUND, INC./BROWNIA SMALL-CAP GROWTH FUND
                    FEES/EXPENSES PRIOR TO THE REORGANIZATION
                               AS OF MAY 31, 2002

                                                                                                            BROWNIA SMALL-CAP GROWTH
                                                          EMERGING GROWTH FUND, INC.(1)                             FUND (4)
                                        ------------------------------------------------------------------- ------------------------
                                          INSTITUTIONAL        BIAT         A           B           C
                                              SHARES          SHARES      SHARES      SHARES      SHARES
                                        ------------------- ----------- ----------- ----------- -----------
   Shareholder  Fees (fees paid
   directly  from your  investment)
   Maximum Sales Charge (Load)
   Imposed on Purchases (as a
   percentage of the offering price)           N/A             N/A        5.50%                                        N/A
   Maximum Deferred Sales Charge
   (Load) (as a percentage of amount
   redeemed)                                   N/A             N/A       1.00%(2)     5.00%       1.00%                N/A
   Annual Fund Operating Expenses
   (Expenses Deducted from Fund
   Assets)
   Management Fees                            0.85%           0.85%       0.85%       0.85%       0.85%               1.00%
   Distribution (12b-1) Fees                   N/A             N/A        0.25%       0.75%       0.75%                N/A
   Other Expenses                             0.33%           0.33%       0.33%       0.58%       0.58%               0.21%
   Total Annual Fund Operating
   Expenses                                   1.18%           1.18%      1.43%(3)     2.18%       2.18%             1.21%(5)

(1) Based on amounts incurred during the Fund's fiscal year ended October 31, 2001 stated as a percentage of total assets.
(2)  Applicable only on purchases of $1 million or more.
(3) Investment Company Capital Corp., the Fund's investment adviser, has contractually undertaken to waive its investment advisory fee to the extent that total annual operating expenses of the Fund's A Shares exceeds 1.50% of the average daily net assets of that class.
(4) Based on amounts incurred during the BrownIA Fund's fiscal year ended May 31, 2002 stated as a percentage of total assets. As of May 31, 2002, the BrownIA Fund did not offer separate classes of shares.
(5) Brown has voluntarily undertaken to waive a portion of its fee and to reimburse fund expenses to the extent that total annual fund expenses of the BrownIA Fund exceeds 1.25% of its average daily net assets. Fee waivers and reimbursements may be reduced or eliminated at any time.

EXAMPLE

     The following is a hypothetical example intended to help you compare the cost of investing in the Fund and the BrownIA Fund prior to the Reorganization. This example assumes that you invest $10,000 in a class of the Fund or in the BrownIA Fund for the time periods indicated, you pay the maximum sales charge, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual rate of return, that the Fund's and the BrownIA Fund's operating expenses remain the same as stated in the above tables and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                    1 YEAR         3 YEARS        5 YEARS         10 YEARS
                                               ----------------- ------------- --------------- ----------------
Emerging Growth Fund, Inc.
    Institutional Shares                              $120          $375            $649           $1,432
    BIAT Shares                                       $120          $375            $649           $1,432
    A Shares                                          $688          $978          $1,289           $2,169
    B Shares                                          $721          $982          $1,369           $2,234
    C Shares                                          $321          $682          $1,169           $2,513
BrownIA Small-Cap Growth Fund                         $126          $394            $681           $1,501

     You would pay the  following  expenses  assuming  you do NOT redeem  your B
Shares or C Shares of the Fund at the end of the periods shown.

                                                    1 YEAR         3 YEARS        5 YEARS         10 YEARS
                                               ----------------- ------------- --------------- ----------------
Emerging Growth Fund, Inc.
    B Shares                                          $221          $682          $1,169           $2,234
    C Shares                                          $221          $682          $1,169           $2,513

                          BROWNIA SMALL-CAP GROWTH FUND
                PRO FORMA FEES/EXPENSES AFTER THE REORGANIZATION
                              AS OF MAY 31, 2002(1)

                                                              INSTITUTIONAL          A             B             C
                                                                 SHARES            SHARES        SHARES        SHARES
Shareholder Fees (fees paid directly from your
investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a             N/A             5.50%          N/A           N/A
percentage of the offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of
amount redeemed)                                                   N/A            1.00%(2)       5.00%         1.00%
Annual Fund Operating Expenses (Expenses Deducted from
Fund Assets)
Management Fees                                                   1.00%            1.00%         1.00%         1.00%
Distribution (12b-1) Fees                                          N/A             0.25%         0.75%         0.75%
Other Expenses                                                    0.20%            0.33%         1.22%         18.13%
TOTAL ANNUAL FUND OPERATING EXPENSES                              1.20%            1.58%         2.97%         19.88%
Fee Waive and Expense Reimbursement(2)                            0.00%            0.08%         0.97%         17.88%
NET EXPENSES                                                      1.20%            1.50%         2.00%         2.00%

(1)  Pro Forma  amounts based on combined net assets of the Fund and the BrownIA
     Fund as if the Reorganization had occurred on May 31, 2002.
(2) Based on contractual fee waivers and expense reimbursements that may decrease after September 30, 2003.

         The following is a hypothetical example intended to help you compare the cost of investing in the BrownIA Fund after the Reorganization. This example assumes that you invest $10,000 in a class of the BrownIA Fund for the time periods indicated, you pay the maximum sales charge, and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% annual rate of return, that the BrownIA Fund's operating expenses remain the same as stated in the above tables and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

COMBINED FUND PRO FORMA (1)                           1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                                  --------------- --------------- -------------- ---------------
    Institutional Shares                               $122            $381           $659          $1,454
    A Shares                                           $694          $1,013         $1,354          $2,315
    B Shares                                           $703          $1,127         $1,677          $3,220
    C Shares                                           $303          $3,712         $6,254          $9,953

(1) The costs for 1 year takes into account fee waivers and for expense reimbursements.

     You would pay the following expenses assuming you do NOT redeem your B Shares or C Shares of the BrownIA Fund at the end of the periods shown.

COMBINED FUND PRO FORMA                               1 YEAR         3 YEARS         5 YEARS        10 YEARS
    B Shares                                                $203            $827         $1,477          $3,220
    C Shares                                                $203          $3,712         $6,254          $9,953

COMPARISON OF BUSINESS STRUCTURES

         The Fund is an open-end registered management investment company. The Fund was incorporated under the laws of Maryland on July 2, 1987 and commenced operations on June 15, 1988. The business of the Fund is managed under the direction of the Board. Presently, there is only one series of the Fund. The Fund offers five share classes - Institutional Shares, BIAT Shares, A Shares, B Shares and C Shares.

         The BrownIA Fund is a series of the Trust, another open-end registered management investment company. The Trust commenced operations on March 24, 1980 as a Maryland corporation and was reorganized as a Delaware business trust on January 5, 1996. The business of the Trust and the BrownIA Fund is managed under the direction of the Trust's Board of Trustees (the "Trust Board"). Presently, there are twenty-four series of the Trust, including the BrownIA Fund. The BrownIA Fund commenced operations on June 28, 1999. The BrownIA Fund offers four share class - Institutional Shares, A Shares, B Shares and C Shares. Institutional Shares of the BrownIA Fund commenced operations on June 28, 1999 while A, B and C Shares of the BrownIA Fund will not commence operations prior to the Reorganization.

         The Board and the Trust's Board formulate the general policies of the Fund and the BrownIA Fund, respectively. The Board and the Trust's Board also meet periodically to review performance of the Fund and the BrownIA Fund, respectively, to monitor investment activities and practices of the applicable fund and to discuss other matters affecting the applicable fund.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

         The following table compares the investment objectives and principal investment strategies of the Fund and the BrownIA Fund.

                            INVESTMENT OBJECTIVE

                                                     PRINCIPAL STRATEGY
--------------------------- ------------------------ -----------------------------------------------------------------
Emerging Growth Fund, Inc.  Long-term capital        o  Invests primarily (at least 65%) in the common stocks
                            appreciation.               of small and mid-size emerging growth companies.
                                                     o  Small companies are companies with $250 million or less in annual sales and mid-size  companies  are  companies
                                                        with annual sales of  approximately  $250 million to $1
                                                        billion.
                                                     o  Emerging  growth  companies are companies that Brown believes are well  managed,  and have  experienced  or have the  potential  to experience  rapid  growth in revenue,  earnings,  assets and cash flow.
                                                     o  Invests   primarily,   but  not  exclusively,   in  the
                                                        businesses  of   technology,   health  care,   business
                                                        services,  energy,  transportation,  financial services
                                                        consumer products and services, and capital goods.

BrownIA Small-Cap Growth    Capital appreciation     o  Investing at least 80% of its net assets (including
Fund                        by primarily investing      borrowings) in the common stock of small domestic growth
                            in equity securities.       companies.
                                                     o  If 80% of the fund's net assets (including  borrowings)
                                                        are not invested in small,  domestic  growth  companies
                                                        due to,  among  other  things,  changes  in the  market
                                                        capitalizations   of  those  companies  in  the  fund's
                                                        portfolio, the fund will limit new investments to small
                                                        domestic growth companies.
                                                     o  Small  companies are typically  those  companies  whose market capitalizations are less than $1.5 billion.
                                                     o  Growth  companies are companies  that have exhibited an above  average  increase in earnings  over the past few
                                                        years  and  that  have  strong,   sustainable  earnings
                                                        prospects and attractive stock prices.

         As the above table indicates, each of the Fund and the BrownIA Fund invests primarily in smaller growth oriented companies. Although the Fund measures the size of a company based on sales while the BrownIA Fund measures the size of a company based on capitalization (the value of a company's stock in the market place), each Fund generally invests in the same companies although the weightings of each portfolio position my differ between the Fund and the BrownIA Fund.

COMPARISON OF INVESTMENT ADVISORY SERVICES AND FEES

     Investment Company Capital Corp. ("ICCC") is the Fund's investment adviser. ICCC is a wholly owned subsidiary of Deutsche Bank AG and is located at One
South Baltimore Street, Baltimore, Maryland 21202. ICCC is also the investment adviser to other mutual funds in the Deutsche Asset Management, Inc. ("Deutsche") family of funds.

     Under the Investment Advisory Agreement with the Fund, ICCC makes the investment decisions on behalf of the Fund. ICCC has delegated this responsibility to Brown although ICCC continues to supervise the performance of Brown and reports thereon to the Fund's Board. Prior to May 2, 2001, Brown Investment Advisory & Trust Company, Brown's parent company, provided subadvisory services to the Fund. As compensation for its services, ICCC is entitled to receive an annual fee equal to 0.85% of the Fund's average daily net assets. As compensation for its services, Brown is entitled, and prior to May 1, 2001, Brown Investment Advisory & Trust Company was entitled, to receive a fee from ICCC at an annual rate of 0.55% of the Fund's average daily net assets. ICCC has contractually agreed to waive its investment advisory fees to the extent that the total expenses of the Fund's A Shares exceed 1.50% of that class' average annual daily net assets. Brown has, and prior to May 1, 2001, Brown Investment Advisory & Trust Company had, agreed to waive its fees in proportion to any fee waivers by ICCC during the term of the agreement. For the fiscal year ended October 31, 2001, ICCC and Brown received their entire investment advisory and sub-advisory fees, respectively.

     Mr. Frederick L. Meserve, Jr. has been responsible for the day-to-day management of the Fund since 1993 when he served as a Portfolio Manager with Alex. Brown Incorporated. In 1998, Mr. Meserve joined Brown Investment Advisory & Trust Company as a Managing Director and Portfolio Manager of the Fund. Mr. Meserve has published numerous investment strategy reports on growth stocks. Mr. Meserve received a BS&E degree from Princeton University in 1960 and an MBA from Columbia Business School in 1962.

     Brown is the BrownIA Fund's investment adviser. Prior to May 1, 2001, Brown Investment Advisory & Trust Company served as the BrownIA Fund's investment advisor. Brown is a Maryland corporation and is located at 19 South Street, Baltimore, Maryland 21202. Brown is a fully owned subsidiary of Brown Investment Advisory & Trust Company, the investment adviser for the BrownIA Fund prior to May 1, 2001. Brown Investment Advisory & Trust Company is a fully-owned subsidiary of Brown Capital Holdings Incorporated, a holding company incorporated under the laws of Maryland in 1998. Prior to June 1998, Brown Investment Advisory & Trust Company operated as a subsidiary of Bankers Trust Company under the name of Alex. Brown Capital Advisory & Trust Company. Brown and its affiliates have provided investment advisory and management services to clients for over 8 years.

     Under an Investment Advisory Agreement with the Trust, Brown makes investment decisions on behalf of the BrownIA Fund. As compensation for its services, Brown receives an advisory fee at an annual rate of 1.00% of the average daily net assets of the BrownIA Fund. For the fiscal year ended May 31, 2002, the Adviser received its entire investment advisory fee. A committee of investment professionals, which includes Mr. Meserve, makes all investment decisions for the BrownIA Fund and no other person is primarily responsible for making recommendations to that committee.

     As of June 30, 2002,  ICCC had  approximately  $___ billion of assets under
management  while  Brown  had   approximately   $___  billion  of  assets  under
management.

COMPARISON OF OTHER SERVICE PROVIDERS

     ICCC serves as the Fund's administrator, fund accountant and transfer agent while its affiliate, Deutsche Bank Trust Company Americas serves as the Fund's custodian. ICC Distributors, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. and an operating subsidiary of Forum Financial Group, LLC ("Forum").

     Forum provides services to the BrownIA Fund through its various operating subsidiaries. Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the BrownIA Fund's shares. Forum Administrative Services, LLC ("FAdS") provides administrative services to the BrownIA Fund, Forum Accounting Services, LLC is the BrownIA Fund's accountant, Forum Shareholder Services, LLC ("Transfer Agent") is the BrownIA Fund's transfer agent and Forum Trust, LLC is the BrownIA Fund's custodian.

COMPARISON OF CLASS STRUCTURES

     The Fund offers five (5) share classes - Institutional Shares, BIAT Shares, A Shares, B Shares and C Shares while the BrownIA Fund offers four (4) classes of shares - Institutional Shares, A Shares, B Shares and C Shares.

     You may purchase Institutional Shares of the Fund or the BrownIA Fund if you are any of the following:

     o An eligible institution (e.g. a financial institution, a corporation, trust, estate or educational, religious or charitable institution).
     o    An employee benefit plan with assets of at least $50 million.
     o A registered investment adviser or financial planner purchasing shares on behalf of a clients and charging asset-based or hourly fees

Institutional Shares of the Fund are also available for purchase by clients of the private banking division of Deutsche Bank AG and any director or trustee of any mutual fund advised or administered by Deutsche or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

     Only Brown Investment Advisory & Trust Company and its affiliates, on behalf of their discretionary accounts, may acquire the Fund's BIAT Shares. The BrownIA Fund does not offer a similar class of shares to the Fund's BIAT Shares. A Shares, B Shares and C Shares of the Fund and the BrownIA Fund are offered to retail investors.

COMPARISON OF SALES CHARGES

         The sales charges for the Fund are identical to the sales charges of the BrownIA Fund. Institutional Shares and BIAT Shares of the Fund and Institutional Shares of the BrownIA Fund are not associated with a front-end or deferred sales charge. An initial sales charge is assessed on purchases of A Shares of both the Fund and the BrownIA Fund as follows:

                                          SALES CHARGE (LOAD) AS % OF:
--------------------------------------------------------------------------------
                                        PUBLIC            NET AMOUNT INVESTED(1)
AMOUNT OF PURCHASE                  OFFERING PRICE
--------------------------------------------------------------------------------
$0 to $49,999                            5.50%                    5.82%
$50,000 to $99,999                       4.50%                    4.71%
$100,000 to $249,999                     3.50%                    3.68%
$250,000 to $499,999                     2.50%                    2.56%
$500,000 to $999,999                     2.00%                    2.04%
$1,000,000 and up(2)                     0.00%                    0.00%

(1)      Rounded to the nearest one-hundredth percent.
(2) No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 1% will be charged on purchases of A Shares of $1 million or more that are redeemed in whole or in part within twenty-four months of purchase.

         You may qualify for a reduced initial sales charge on purchases of A Shares of the Fund or the BrownIA Fund under rights of accumulation or a letter of intent. Certain persons may also be eligible to purchase or redeem A Shares without a sales charge. You do not pay a sales charge on the reinvestment of distributions made by either the Fund or the BrownIA Fund.

         A CDSC is assessed on redemptions of A Shares of the Fund and the BrownIA Fund that were a part of a purchase of $1 million or more and are redeemed with twenty-four months of purchase. A CDSC is assessed on redemptions of B Shares and C Shares of the Fund and the BrownIA Fund as follows:

                                                                                                                        AFTER
REDEEMED WITHIN         1 YEAR      2 YEARS       3 YEARS        4 YEARS      5 YEARS       6 YEARS       7 YEARS      7 YEARS
----------------------------------------------------------------------------------------------------------------------------------
CDSC-B Shares             5%           4%            3%            3%            2%           1%           0.00%       A Shares
CDSC-C Shares             1%          N/A           N/A            N/A          N/A           N/A           N/A          N/A

         The CDSC is paid on the lower of the NAV of shares redeemed or the cost of the shares. To satisfy a redemption request, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. The Fund will then liquidate shares in the order that they were first purchased until your redemption request is satisfied.

         If you acquired B Shares or C Shares of the Fund through an exchange of shares of another Deutsche mutual fund, your holding period of the Fund's B Shares or C Shares includes the period of time you held the other Deutsche mutual funds. If you acquired B Shares or C Shares of the BrownIA Fund pursuant to the Reorganization, the period of time you will be deemed to have held the BrownIA Fund's B Shares or C Shares shall include the period of time you held corresponding B Shares or C Shares of the Fund. The holding period of the B Shares and C Shares of the BrownIA Fund, however, shall not include the period of time you held shares of another Deutsche mutual fund prior to exchanging them for B Shares or C Shares of the Fund.

         Certain persons may also be eligible to redeem B and C Shares of the Fund or the BrownIA Fund without a sales charge.

COMPARISON OF CONVERSION FEATURES

         The Fund's B Shares will automatically convert to A Shares seven (7) years after your purchase (after six (6) years if you purchased your shares prior to January 18, 2000). B Shares of the Fund acquired by exchanging Class B shares of another Deutsche mutual fund will convert on the date that the shares originally acquired would convert to A Shares. You will receive A Shares of the Fund equal in amount to the value of the Fund's B Shares that are converted.

         The BrownIA Fund's B Shares will automatically convert to A Shares seven (7) years from the end of the calendar month in which the Fund accepted your purchase. If you exchanged into the Fund's B Shares from B Shares of another Deutsche mutual fund prior to the Reorganization, the your holding period of the B Shares of the BrownIA Fund shall include the period you held your B Shares of the Fund but not the period you held B Shares of the other Deutsche mutual fund. You will not be assessed a sales charge or any other fee in connection with the conversion of your B Shares into A Shares. You will receive A Shares equal in amount to the value of the B Shares that are converted. For purposes of the conversion, the Fund will consider B Shares purchased through the reinvestment of distributions to be held in a separate sub-account. Each time any B Shares in an account (other than those in the sub-account) convert, a corresponding pro-rata portion of the shares in the sub-account will also convert. The BrownIA Fund may suspend this conversion feature in the future.

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE PRIVILEGES

         PURCHASE PROCEDURES. Each of the Fund and the BrownIA Fund continuously offers it shares through its distributor. You may purchase shares of each of the Fund and the BrownIA Fund by check, wire, ACH payment or by systematic investment (described below) or through financial institutions. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. The Fund only issues share certificates for its A Shares and only upon request. The BrownIA Fund does not issue share certificates.

         If you purchase shares of the Fund or the BrownIA Fund, you will receive periodic and quarterly statements, respectively, and a confirmation of every transaction. If you purchase shares of either the Fund or the BrownIA Fund through a financial institution, the policies and fees charged by that institution may be different that those charged by the Fund or the BrownIA Fund.

         Purchases of the Fund and the BrownIA Fund may be made on any day that the New York Stock Exchange is open ("Business Day"). Under unusual circumstances, the BrownIA Fund may also accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

         You may purchase shares of the Fund and the BrownIA Fund at the net asset value ("NAV") of the applicable share class plus any applicable sales charge next calculated after the Fund's or the BrownIA Fund's transfer agent receives your request in proper form. If the transfer agent of the Fund or the BrownIA Fund receivers your transaction request in proper form after 4:00 P.M., Eastern time, your transaction will be priced at the next Business Day's NAV.

         Purchases, redemptions, and exchanges of the Fund and the BrownIA Fund may be made on any day that the New York Stock Exchange is open ("Business Day"). Under unusual circumstances, the BrownIA Fund may also accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

         EXCHANGE PRIVILEGES. Effective August __, 2002, shareholders of the Fund will only be able to exchange Fund shares for shares of the Short-Intermediate Income Fund, Inc. Shareholders of the Fund's Institutional Shares and BIAT Shares may exchange their shares for Institutional Shares of the Short-Intermediate Income Fund, Inc. while shareholders of the Fund's A Shares, B Shares and C Shares can exchange their shares for A Shares of Short-Intermediate Income Fund. Exchanges may be made up to four times per year and without the imposition of applicable sales charges or any other charge. A shareholder may enter both the redemption or purchase orders on the same Business Day, or the shareholder may enter the purchase order within ninety (90) days of the redemption. The Fund may modify or terminate these exchange privileges upon sixty (60) days' notice. Your purchase may not be accepted if the Fund determines that your purchase would be detrimental to the interests of shareholders.

         The following table provides information regarding the exchange options available to you in connection with your investment in the BrownIA Fund.

BROWNIA FUND CLASSES                  EXCHANGE OPTIONS
------------------------------------- -------------------------------------------------------------------------------
Institutional Shares                  BrownIA Short-Intermediate Income Fund - Institutional Shares
                                      BrownIA Maryland Bond Fund
                                      BrownIA Growth Equity Fund
                                      Daily Assets Treasury Obligations Fund - Institutional Shares
                                      Daily Assets Government Fund - Institutional Shares
                                      Daily Assets Government Obligations Fund - Institutional Shares
                                      Daily Assets Cash Fund - Institutional Shares

BROWNIA FUND CLASSES                  EXCHANGE OPTIONS
------------------------------------- -------------------------------------------------------------------------------
A, B and C Shares                     BrownIA Short-Intermediate Income Fund - A Shares
                                      BrownIA Maryland Bond Fund
                                      BrownIA Growth Equity Fund
                                      Daily Assets Government Fund - Investor Shares
                                      Daily Assets Government Obligations Fund - Investor Shares
                                      Daily Assets Cash Fund - Investor Shares

         If you exchange into a fund that has a higher sales charge than the class of the BrownIA Fund in which you invest, you will have to pay the difference between that fund's sales charge and the BrownIA Fund's sales charge at the time of the exchange. If you exchange into a fund that has no sales charge or a lower sales charge than the class of the BrownIA Fund in which you invest, you will not have to pay a sales charge at the time of the exchange. Currently, there is no limit on the number of exchanges that may be made in or out of the BrownIA Fund, but the BrownIA Fund reserves the right to limit exchanges.

         An exchange involving the Fund or the BrownIA Fund is a sale and purchase of shares and may have tax consequences.

         REDEMPTION PROCEDURES. You may redeem shares of each of the Fund and the BrownIA Fund at the NAV next calculated for the class shares, minus any applicable sales charge, after the transfer agent receives your request in proper form. If the transfer agent receives your redemption request after 4:00 P.M., Eastern time, your transaction will be priced at the next Business Day's NAV. You may redeem Fund or BrownIA Fund shares by mail, telephone or through a systematic withdrawal plan (discussed below). Each of the Fund and the BrownIA Fund has also reserved the right to make redemption payments in securities rather than cash.

         Each of the Fund and the BrownIA Fund pay redemption proceeds via check or via wire, if requested. The Fund will only pay redemption proceeds equal to or less than $100,000 by check. Redemption proceeds valued at greater than $100,000 will be disbursed by the Fund via wire. By contrast, the BrownIA Fund permits redemption proceeds to be sent by wire if such proceeds have a value of $5,000 or more.

         SYSTEMATIC INVESTMENT/WITHDRAWAL PLANS. Each of the Fund and the BrownIA Fund offer systematic investment and withdrawal plans. Under the Fund's systematic investment plan, you may make a regular weekly, semi-monthly, monthly, quarterly, semi-annual or annually investment in A Shares, B Shares or C Shares while under the BrownIA Fund's systematic investment plan, you may make an investment once or twice a month on specific dates with respect to any share class.

         Under the Fund's systematic withdrawal plan, if you own shares having a value of at least $10,000 of A Shares, B Shares or C Shares, you may arrange to have some of your shares redeemed monthly, semi-monthly, semi-annually or annually. Under the BrownIA Fund's plan, you may redeem a specified amount of money from your account once a month on a specified date with respect any share class and without having to satisfy an account balance minimum. The minimum withdrawal under the Fund's systematic withdrawal plan is $100 while the minimum withdrawal under the BrownIA Fund's plan is $250.

COMPARISON OF MINIMUM INITIAL/SUBSEQUENT INVESTMENT REQUIREMENTS

         The following table summarizes the minimum initial and subsequent investment requirements of the Fund and the BrownIA Fund.

      COMPARISON OF MINIMUM INITIAL AND SUBSEQUENT INVESTMENT REQUIREMENTS
                          INSTITUTIONAL AND BIAT SHARES


                                                                   EMERGING GROWTH                 BROWNIA SMALL-CAP
                                                                      FUND, INC.                      GROWTH FUND
                                                       ----------------------------------------- -----------------------
                                                          INSTITUTIONAL            BIAT           INSTITUTIONAL SHARES
                                                             SHARES               SHARES
INITIAL INVESTMENT
   Standard Accounts                                         $250,000               None                  $5,000
   Traditional and Roth IRA Accounts                             None               None                  $2,000
   Accounts with Systemic Investment Plans                       None               None                  $2,000
SUBSEQUENT INVESTMENTS
   Standard Accounts                                             None               None                    $100
   Traditional and Roth IRA Accounts                             None               None                    $100
   Accounts with Systemic Investment Plans                       None               None                    $100

      COMPARISON OF MINIMUM INITIAL AND SUBSEQUENT INVESTMENT REQUIREMENTS
                                 A, B & C SHARES

                                                        EMERGING GROWTH FUND, INC.     BROWNIA SMALL-CAP GROWTH
                                                                                                 FUND
                                                       ----------------------------- -----------------------------
                                                              A, B, C SHARES                A, B, C SHARES
                                                       ----------------------------- -----------------------------
Initial Investment
   Standard Accounts                                               $2,000                        $2,000
   Traditional and Roth IRA Accounts                               $1,000                        $2,000
   Accounts with Systemic Investment Plans                           $250                        $2,000
   Qualified Retirement Plans                                        None                          None
Subsequent Investments
   Standard Accounts                                                 $100                          $100
   Traditional and Roth IRA Accounts                                 None                          $100
   Accounts with Systemic Investment Plans                        $100(1)                       $100(2)
  Qualified Retirement Plans                                         None                          None

(1) The minimum investment for weekly, semi-monthly and monthly subsequent investments is $100. The minimum investment is $250 for quarterly subsequent investments and $500 for semi-annual or annual subsequent investments.
(2)  Semi-monthly or monthly systematic investment plans are offered.

COMPARISON OF DISTRIBUTION POLICIES

         The Fund distributes its net investment income and net capital gain at least annually while the BrownIA Fund distributes its net investment income quarterly and its net capital gain at least annually.

         Normally, each of the Fund and the BrownIA Fund reinvests distributions in additional fund shares unless a shareholder elects to receive distributions in cash.

COMPARISON OF DISTRIBUTION AND SHAREHOLDER SERVICING FEES

         Each of the Fund and the Trust has adopted a Rule 12b-1 distribution plan under which the Fund and the BrownIA Fund, respectively, pays up to 0.25% of the average daily net assets of A Shares and up to 0.75% of the average daily net assets of each of B Shares and C Shares for distribution services and the servicing of shareholder accounts. Each of the Fund and the Trust has also adopted a Shareholder Service Plan. Under the Fund's Shareholder Service Plan, the Fund may pay up to 0.25% of the average daily net assets of each of B Share and C Shares for the servicing of shareholder accounts while under the BrownIA Fund's Shareholder Service Plan, the BrownIA Fund may pay up to 0.25% of the average daily net assets of any share class for the servicing of shareholder accounts. Because the Fund's A Shares, B Shares and C Shares and the BrownIA Fund's Institutional Shares, A Shares, B Shares and C Shares pay distribution and/or shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

COMPARISON OF NET ASSET VALUE CALCULATION PROCEDURES

         Each of the Fund and the BrownIA Fund calculates the NAV for each of its classes as of the close of the New York Stock Exchange (normally 4:00 P.M., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the BrownIA Fund may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which the NAV of each class of the BrownIA Fund is calculated may change in case of an emergency.

         The NAV of each class of the Fund or the BrownIA Fund is determined by taking the market value of the applicable class' total assets, subtracting the applicable class' liabilities, and then dividing the result (net assets) by the number of outstanding shares of the applicable class. Each of the Fund and the BrownIA Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, each of the Fund and the BrownIA Fund values securities at fair value pursuant to procedures adopted by the Board or the Trust Board, respectively.

                                INVESTMENT RISKS

GENERAL RISKS

         The investment risks applicable to the Fund and the BrownIA Fund are substantially similar. The NAV and total return of the classes of the Fund and the BrownIA Fund will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which each of the Fund and the BrownIA Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that either the Fund or the BrownIA Fund will achieve its investment objective. An investment in the Fund or the BrownIA Fund is not by itself a complete or balanced investment program. You could lose money on your investment in the Fund and the BrownIA Fund or the Fund or the BrownIA Fund could underperform other investments due to, among other things, poor investment decisions by Brown.

         Because the Fund and the BrownIA Fund each invests in growth stocks, there is a risk that the stocks will not continue to grow at expected rates, thus causing the price of the stock to decline. There is also the risk that the market will not recognize the growth potential of a stock. Brown's judgment as to the growth potential of a stock may also prove to be wrong. A decline in investor demand for growth stocks may also adversely affect the value of these securities.

SPECIFIC RISKS OF SMALLER COMPANIES

         Because investing in smaller companies can have more risk than investing in larger, more established companies, an investment in the Fund and the BrownIA Fund may have the following additional risks:

     o Analysts and other investors typically follow these companies less actively and therefore information about these companies is not always readily available
     o Securities of many smaller companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies
     o Changes in the value of smaller company stocks may not mirror the fluctuation of the general market
     o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks

         For these and other reasons, the prices of the securities of smaller companies can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in the Fund or the BrownIA Fund may exhibit a higher degree of volatility than the general domestic securities market.

                      INFORMATION ABOUT THE REORGANIZATION

         This section summarizes the material terms of the Reorganization.  This section is qualified in its entirety by the terms and conditions contained in the Plan, a form of which is attached as Appendix A to this Combined Proxy Statement/Prospectus.

GENERAL DESCRIPTION OF THE REORGANIZATION AND PLAN

         Under the Plan, the Fund will transfer all of its assets and liabilities to the BrownIA Fund. In exchange for the transfer of the Fund's assets and liabilities, the BrownIA Fund will issue a number of full and fractional shares of the BrownIA Fund to the Fund equal in value to the net assets transferred to the BrownIA Fund in connection with the Reorganization. The Fund will then distribute to its shareholders of record all shares of the BrownIA Fund received by the Fund. You will receive shares of the below indicated corresponding class of the BrownIA Fund equal in value to your share of the net assets of the Fund class you hold as of 4:00 P.M., Eastern time, on the Closing Date (as defined in the Plan).

------------------------------------------------------------ ---------------------------------------------------------
                EMERGING GROWTH FUND, INC.                                BROWNIA SMALL-CAP GROWTH FUND
------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Institutional Shares                                         Institutional Shares
------------------------------------------------------------ ---------------------------------------------------------
BIAT Shares                                                  Institutional Shares
------------------------------------------------------------ ---------------------------------------------------------
A Shares                                                     A Shares
------------------------------------------------------------ ---------------------------------------------------------
B Shares                                                     B Shares
------------------------------------------------------------ ---------------------------------------------------------
C Shares                                                     C Shares
------------------------------------------------------------ ---------------------------------------------------------

         After distributing the shares it received from the BrownIA Fund to its shareholders under the Reorganization, the Fund will then be terminated under Maryland law. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the Reorganization.

         The Plan contains customary representations, warranties, and conditions designed to ensure that the Reorganization is fair to the Fund and its shareholders. The Plan provides that the consummation of the Reorganization is contingent upon, among other things: (i) approval of the Plan by the Fund's shareholders; and (ii) the receipt by the Fund and the BrownIA Fund of a tax opinion to the effect that the Reorganization will be tax-free to the Fund and its respective shareholders. The Plan may be terminated if, on the Closing Date, any of the applicable conditions have not been met or if the representations and warranties are not true, or if the Board determines that consummation of the Reorganization is not in the best interest of the Fund. The Plan provides that the costs of the Reorganization will be borne by Brown.

         If the shareholders of the Fund approve the Plan, the Reorganization will take place after various conditions are satisfied by the Fund and the Trust, on behalf of the BrownIA Fund, including the preparation of certain documents. The Closing Date of the Reorganization is ____________. The Closing Date may be changes by the mutual agreement of the Fund and the BrownIA Fund. If the shareholders of the Fund do not approve the Plan, the Reorganization will not take place.

         If shareholders of the Fund approve the Plan, shares of the Fund will no longer be offered for sale to existing shareholders, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans. Until the close of business on the Closing Date, you may continue to add to your existing account only through an established automatic investment plan or through the reinvestment of dividend and capital gain distributions.

         The stock transfer books of the Fund will be permanently closed as of 4:00 P.M., Eastern time, on the Closing Date. The Fund will only accept requests for redemption received in proper form before 4:00 P.M., Eastern time, on the business day immediately preceding the Closing Date. Requests received after that time will be considered requests to redeem shares of the corresponding BrownIA Fund.

SECURITIES TO BE ISSUED

         The Fund, a Maryland corporation, is subject to Maryland law while the BrownIA Fund, a series of the Trust (a Delaware business trust), is subject to Delaware law. While the Fund and the Trust are subject to the laws of different jurisdictions, the applicable state laws are similar and the Reorganization will not result in material differences in shareholder rights.

         The Fund is authorized to issue ten (10) million shares of capital stock, par value of $.001 per share, all of which shares are designated as common stock. The Board may increase or decrease the number of authorized shares without shareholder approval. The Trust has an unlimited number of authorized shares of beneficial interest, no par value. The Board and the Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series. The Board and the Trust Board may also, without shareholder approval, divide series into two or more classes of shares.

         Both the Fund and the Trust (and their series/classes) will continue indefinitely until terminated. The Fund, however, will only continue to accept purchases (including the reinvestment of dividends and capital gain distributions) of Fund shares from current Fund shareholders after Fund assets exceed $400 million. If Fund assets ever exceed $500 million, the Fund will discontinue sales of Fund shares except the Fund will continue to honor purchases made by pre-existing individual retirement accounts.

         Each share of the Fund and the Trust, regardless of class, has equal dividend, liquidation and voting rights, and fractional shares have those rights proportionately. Each class of the Fund and each class of the Trust bears its own expenses related to its distribution of shares (and other expenses such as transfer agency, shareholder service and administration expenses). Generally, the Trust series will be voted separately by individual series except if: (1) the Investment Company Act of 1940, as amended (the "1940 Act") requires shares to be voted in the aggregate and not by individual Series; (2) the 1940 Act requires a class vote; or (3) when the Trust Board determines that the matter affects more than one series and all affected series must vote. Generally, the Fund votes on issues in the aggregate, except if the 1940 Act requires a class vote, since it is only comprised of one series.

         Neither Maryland nor Delaware law requires the Fund or the Trust, respectively, to hold annual meetings of shareholders, and generally, the Fund or the Trust will hold shareholder meetings only when specifically required by federal or state law. Shareholders representing 10% of the Trust's (or series') outstanding shares may, under its organizational documents, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including for the purpose of voting on removal of one or more Trustees. The organizational documents of the Fund do not provide shareholders with the right to call a meeting of the Fund.

         There are no conversion, exchange or preemptive rights in connection with shares of either the Fund or the Trust. All shares of the Fund and the Trust are fully paid and non-assessable. A shareholder of a series of the Fund or the Trust will receive a pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

REASONS FOR THE REORGANIZATION

         At a meeting held on June 25, 2002, the Board, including the Disinterested Directors, unanimously approved the Plan and determined that the Reorganization would be in the best interests of the Fund's shareholders. The Board, including the Disinterested Directors, also determined that the Reorganization would not dilute the interests of the shareholders of the Fund.

         During its deliberations, the Directors considered the strategic realignment of the Deutsche Fund complex and concluded, based on presentation made at the meeting, that it would be in the best interest of the Fund's shareholders to be realigned with the BrownIA Fund, a mutual fund also managed by Brown. In addition, the Directors also found (with the advice and assistance of independent legal counsel) that the Reorganization would provide the following benefits to the Fund's shareholders based on information provided during the meeting:

     1. Dilution: The Plan includes provisions intended to avoid dilution of the interests of the shareholders of the Fund. Under the Plan, each Fund shareholder will receive shares of a corresponding class of the BrownIA Fund, which in the aggregate, will equal the net value of the Fund's assets.

     2. Similarity of Investment Objectives: The Fund's investment objective of long-term capital appreciation is similar to the BrownIA Fund's investment objective of capital appreciation by primarily investing in equity securities.

     3. Expenses: The Board noted that the net expenses of each BrownIA Fund class after the Reorganization will not materially differ from the net expenses of its corresponding class of the Fund prior to the merger due to Brown's contractual agreement to waive fees and reimburse expenses of the BrownIA Fund through September 30, 2003.

     4. Portfolio Management: The Directors noted that there would be continuity of portfolio management before and after the Reorganization since Brown, the investment sub-adviser to the Fund is investment adviser to the BrownIA Fund.

     5. Assets: The Directors noted that the Fund's shareholders could benefit from potential economies of sale due to the larger asset size of the BrownIA Fund post Reorganization.

     6. Tax-Free Nature of the Reorganization: It is anticipated the Reorganization will be accomplished without federal tax implications to the Fund or its shareholders. Each of the Fund's and BrownIA Fund's distributions made in the normal course of business will still be subject to federal income tax as described in the sections entitled "Summary-Comparison of Distribution Policies" and "Taxation" of this Combined Proxy Statement/Prospectus.

     7. Transaction Costs: The costs of the Reorganization will be born by Brown.

          THE BOARD, INCLUDING THE DISINTERESTED DIRECTORS, UNANIMOUSLY
           RECOMMEND APPROVAL OF THE PLAN BY THE FUND'S SHAREHOLDERS.

      COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
                           AND CERTAIN OTHER POLICIES

         This section summarizes the key differences between the investment objectives, principal investment strategies and certain other policies of the Fund and the BrownIA Fund. This summary is qualified in its entirety by the information contained in the Prospectuses and Statements of Additional Information for the Fund and the BrownIA Fund. For a detailed discussion of the investment objective, principal investment strategies and other policies of the Fund, see the Fund's Prospectus for Institutional Shares, the Fund's Prospectus for BIAT Shares, the Fund's Prospectus for A Shares, B Shares and C Shares, each dated March 1, 2002, the Fund's Statement of Additional Information dated March 1, 2002 and the Statement of Additional Information to this Combined Proxy Statement/Prospectus dated August __, 2002.

         For a detailed discussion of the investment objective, principal investment strategies and other policies of the BrownIA Fund, see the BrownIA Fund's Prospectus and Statement of Additional Information dated August 1, 2002 and the Statement of Additional Information to this Combined Proxy Statement/Prospectus dated August __, 2002.

INVESTMENT OBJECTIVES

         Brown is responsible for the day-to-day management of both the Fund, in its capacity as sub-adviser, and the BrownIA Fund, in its capacity as investment adviser. The Fund and the BrownIA Fund are managed similarly.

         Although worded differently, the investment objectives of the Fund and the BrownIA Fund do not materially differ. The investment objective of the Fund is to achieve long-term capital appreciation. The investment objective of the BrownIA Fund is to achieve capital appreciation by primarily investing in equity securities. Although the BrownIA Fund's investment objective does not require that it will seek capital appreciation over the long-term, the investment process employed by Brown for the BrownIA Fund is long-term oriented. Specifically, Brown, on behalf of the BrownIA

Fund, invests in companies early in their life cycle and intends to hold the investments for the long-term if they continue to satisfy the investment criteria of the BrownIA Fund. Similarly, although the Fund's investment objective does not reference investments in equity securities, the Fund seeks to achieve its investment goal, as does the BrownIA Fund, by purchasing common stock, a type of equity security.

         The investment objective of each of the Fund and the BrownIA is fundamental and cannot be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

         The Fund seeks to achieve its investment objective by investing at least 65% of its total assets in a portfolio of common stocks of small and mid-sized emerging growth companies. Brown seeks to identify emerging growth companies that, in the opinion of Brown, are well managed and have experienced or have the potential to experience rapid growth in their revenue, earnings, assets and cash flow. An emerging growth company with $250 million or less in annual sales is considered to be a small company, while an emerging growth company with approximately $250 million to $1 billion in annual sales is considered to be a mid-sized company.

         The BrownIA Fund invests at least 80% of its net assets (including borrowings) in the common stock of small domestic growth companies. Growth companies are companies that have exhibited an above average increase in earnings over the past few years and that have strong, sustainable earnings prospects and attractive stock prices. Small companies are typically those companies whose market capitalizations are less than $1.5 billion. If 80% of the BrownIA Fund's net assets (including borrowings) are not invested in small, domestic growth companies due to, among other things, changes in the market capitalizations of those companies in the BrownIA Fund's portfolio, the BrownIA Fund will limit new investments to small domestic growth companies.

         Each of the Fund and BrownIA Fund maintains a diversified portfolio of securities. As a "diversified" fund, with respect to 75% of each of the Fund and the BrownIA Fund's total assets, not more than 5% may be invested in the securities of a single issuer. With respect to 75% of total assets, the BrownIA Fund can not also purchase 10% or more of the outstanding voting securities of a single issuer. By contrast, the Fund's policy with respect to investing up to 10% in the outstanding securities of a single issuer applies to 100% of its total assets. (For purposes of each Fund's diversification policy, the U.S. Government and its agencies and instrumentalities are not considered an issuer.)

         In summary, each of the Fund and the BrownIA Fund invests primarily in smaller growth oriented companies. Although the Fund measures the size of a company based on sales while the BrownIA Fund measures the size of a company based on capitalization (the value of a company's stock in the market place), each of the Fund and the BrownIA Fund generally invests in the same companies although the weightings of each portfolio position in any particular security may differ inmaterially between the Fund's portfolio and the BrownIA Fund's portfolio.

         THE INVESTMENT ADVISER'S PROCESS. Brown employs a similar process in selecting securities for the investment portfolios of the Fund and the BrownIA Fund. Brown starts by identifying a universe of small and mid-size companies that meet the investment parameters of the Fund and the BrownIA Fund. From these companies, Brown selects those with the potential to grow earnings 20%. Brown then performs a fundamental analysis of these companies. Brown uses the data to identify companies that have:

     o Significant business opportunities relative to its operating history and size;
     o    Proprietary products, services or distribution systems;
     o    Management with a plan that Brown can understand and monitor;
     o    Attractively priced stocks compared to their growth potential.

Brown invests in these companies early in their life cycle and holds the investments for the long-term if they continue to satisfy the investment criteria of the Fund and BrownIA Fund.

         Brown monitors the companies in the Fund's and the BrownIA Fund's portfolio to determine if there have been any fundamental changes in the companies. Brown may sell a stock if:

     o    It subsequently fails to meet Brown's initial investment criteria;
     o A more attractively priced company is found or if funds are needed for other purposes;
     o It becomes overvalued relative to the long-term expectation for the stock price.

OTHER INVESTMENT POLICIES

         The Fund and the BrownIA Fund may invest in a variety of securities in addition to common stocks and may employ a number of different investment strategies. The following is a summary of the material differences in the types of securities that the Fund and the BrownIA Fund may purchase and the investment strategies that each fund may employ.

     CONVERTIBLE AND OTHER DEBT SECURITIES. The Fund may invest up to 20% of its net assets in high quality securities convertible into the common stock of growth companies rated in the top three (3) rating categories of Standard and Poor's Ratings Group ("S&P") or Moody's Investors Services, Inc. ("Moody's"), each a nationally recognized statistical ratings organization ("NRSRO"). Other than its principal investment policy that requires the BrownIA Fund to invest at least 80% of its net assets (including borrowings) in the common stock of small domestic companies, there are no other investment restrictions regarding the percentage of convertible securities in which the BrownIA Fund may invest. The BrownIA Fund, however, may invest in investment grade convertible securities, securities rated in the top four (4) rating categories of any NRSRO or, unrated and deemed to be of comparable quality by Brown. Accordingly, the BrownIA Fund's investment in convertible securities may involve additional credit risk since it may invest in convertible securities that have a similar or lower credit quality than those in which the Fund may invest. The BrownIA Fund may also have a broader selection of rated convertible securities from which to invest since it may purchase rated securities by any NRSRO while the Fund may only purchase securities rated by S&P or Moody's.

     The Fund may also invest up to 35% of its total assets in U.S. government securities, corporate bonds and debentures rated in one of the three (3) highest rating categories of S&P or Moody's or, if unrated, deemed to be of comparable quality by Brown. Other than its principal investment policy that requires the BrownIA Fund to invest at least 80% of its net assets (including borrowings) in the common stock of small domestic companies, there are no other investment restrictions regarding the percentage of debt securities in which the BrownIA Fund may invest. The BrownIA Fund may, however, invest in instruments rated in top four (4) rating categories of any NRSRO or, if unrated, deemed to be of comparable quality by Brown. Accordingly, the BrownIA Fund investment in debt securities may involve additional credit risk since it may invest in debt securities that have a similar or lower credit quality than those in which the Fund may invest. The BrownIA Fund may also have a broader selection of rated debt securities from which to invest since it may purchase rated securities by any NRSRO while the Fund may only purchase securities rated by S&P or Moody's.

     Finally, the Fund may also invest in preferred stocks and money market instruments. By contrast, the BrownIA Fund's investments in preferred stocks must be of investment grade or deemed to be of comparable quality by Brown. Similarly, the BrownIA Fund's investments in money market instruments must be rated in the top two (2) short-term rating categories of an NRSRO. Accordingly, the Fund's investment in preferred stocks and money market instruments may involve greater credit risk than those maintained by the BrownIA Fund since the BrownIA Fund may only invest in securities of a certain credit quality while the Fund is not limited in the credit quality type of the preferred stocks and money market instruments in which it invests.

     INVESTMENT OF CASH BALANCES/TEMPORARY DEFENSIVE POSITION. To meet its short-term liquidity needs, the BrownIA Fund may invest in a variety of prime money market instruments including short-term U.S. Government securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the fund may invest and money market mutual fund. Prime money market instruments are securities rated in the two highest short-term rating categories by an NRSRO or unrated and deemed to be of comparable quality by Brown. The Fund's Prospectuses and Statement of Additional Information dated March 1, 2002 are silent regarding the investments the Fund can make to meet its short-term liquidity needs.

     Each of the Fund and the BrownIA Fund may employ a temporary defensive position and invest, without limit, in short-term money market instruments. While pursuing a temporary defensive position, the Fund may invest, without limit, in cash, cash equivalents, short-term high quality debt securities rated in the top three short-term rating categories of an NRSRO, money market instruments and similar obligations, such as repurchase agreements and reverse repurchase agreement. The Fund's temporary defensive investment policy may expose investors to more credit risk than that of the BrownIA Fund's since it may invest in securities that have a similar or lower credit quality than those in which the BrownIA Fund may invest.

     WARRANTS, DEPOSITARY RECEIPTS, FOREIGN SECURITIES, REPURCHASE AGREEMENTS, OPTIONS AND FUTURES. The BrownIA Fund may invest in warrants, depositary receipts, foreign securities, options and futures. Neither the BrownIA Fund nor the Fund currently invest in these securities.

     The Fund may participate in repurchase agreements while the BrownIA Fund does not currently invest in these securities.

     ILLIQUID/RESTRICTED INVESTMENTS. The Fund may invest up to 10% of its net assets in illiquid securities while the BrownIA Fund may invest up to 15% of its net assets in illiquid securities. The Fund may also invest up to 10% of its net assets in securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended if such securities have been determined to be liquid by Brown. There is, however, no limitation on the amount of Rule 144A securities that the BrownIA Fund may invest if such securities are deemed to be liquid by Brown.

     CONCENTRATION. Each of the Fund and the BrownIA Fund may not concentrate 25% or more of its total assets in securities of issuers in any one industry. For purposes of the Fund's limitation, the U.S. Government and its agencies and instrumentalities are not considered to be issuers. The BrownIA Fund's policy is more detailed regarding what types of securities are not covered by this limitation. Specifically, the BrownIA Fund's policy states that investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investments in issuers domiciled in a single jurisdiction are not covered by its concentration limitation.

     BORROWING MONEY. The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 10% of the value of the Fund's total assets. The BrownIA Fund can not borrow money; if as a result, outstanding borrowings would exceed 33 1/3% of its total assets. The BrownIA Fund cannot acquire a security if borrowings exceed 5% if total assets.

     SECURITIES LENDING. The Fund may lend its securities to approved institutional borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. The BrownIA Fund does not currently lend its securities.

         ISSUE SENIOR SECURITIES. The Fund may not issue senior securities. The BrownIA Fund's policy in this regard provides that the fund may not issue senior securities except as permitted by applicable law. Currently, applicable law prohibits a mutual fund from issuing senior securities. If applicable law is changed to permit the issuance of senior securities, the BrownIA Fund could issue senior securities while the Fund, under its current policy, could not.

         OTHER INVESTMENTS. The Fund may invest in other investments that do not meet the investment criteria set forth in its principal investment strategy outlined above ("Other Investments"). The Fund may invest up to 25% of its total assets in Other Investments that Brown believes provide improved opportunities for growth not yet appreciated by shareholders. The BrownIA Fund's Prospectus and Statement of Additional Information do not contain a similar investment limitation.

                                    TAXATION

         The Fund and the BrownIA Fund have similar tax treatment and intend to qualify each fiscal year to be taxed as a regulated investment company (a "RIC") under the Code. As a RIC, each of the Fund and the BrownIA Fund generally will not be liable for federal income taxes on the net investment income and capital gain distributed to its shareholders. Each of the Fund and the BrownIA Fund intends to distribute all of its net income and net capital gains each year. Accordingly, neither the Fund nor the BrownIA Fund should be subject to federal income or excise taxes.

TAX CONSEQUENCES OF DISTRIBUTIONS

         The Fund and the BrownIA Fund's distribution of net income (including net short-term capital gain but excluding net capital gain, i.e. the excess if net long-term capital gain over net short-term capital loss) is taxable to you as ordinary income. The Fund and the BrownIA Fund's distribution of net capital gain is taxable to you as long-term capital gain regardless of how long you have held your shares. Generally, the Fund's and the BrownIA Fund's distribution will consist primarily of net capital gain. Distributions may also be subject to certain state and local taxes.

         If you buy shares of the Fund or the BrownIA Fund just before that fund makes a distribution, a portion of the distribution you receive may be taxable to you even though it represents a portion of the purchase price you paid for the shares. The sale or exchange of shares of the Fund and the BrownIA Fund is a taxable transaction for income tax purposes.

         Shareholders of the Fund and the BrownIA Fund that are not U.S. citizens or residents and that are not considered to be engaged in a U.S. trade or business under the Code generally will be subject to withholding tax at a 30% rate on distributions of the fund's net income, including net short-term capital gains. This rate may be reduced under an applicable income tax treaty. Net capital gains distributions by the Fund and the BrownIA Fund generally will not be subject to withholding tax for such shareholders.

TAX CONSEQUENCES OF THE REORGANIZATION

         It is anticipated that the Reorganization will be a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. The Fund and the Trust, on behalf of the BrownIA Fund, will receive an opinion from Piper Rudnick LLP substantially to the effect that, for federal income tax purposes:

     (1) The Reorganization will constitute a "reorganization" within the meaning of Code Section 368(a).

     (2) The Fund shareholders will recognize no gain or loss on their receipt of voting shares of the BrownIA Fund in exchange for their voting shares of the Fund pursuant to the Reorganization.

     (3) The Fund will not recognize gain or loss on the transfer of all of its assets to the BrownIA Fund solely in exchange for voting shares of the BrownIA Fund and the assumption by the BrownIA Fund of the Fund's liabilities pursuant to the Reorganization.

     (4) The Fund will not recognize gain or loss on its distribution of voting shares of the BrownIA Fund to its shareholders pursuant to the liquidation of the Fund.

     (5) The BrownIA Fund will not recognize gain or loss on its acquisition of all of the assets of the Fund solely in exchange for voting shares of the BrownIA Fund and the assumption by the BrownIA Fund of the Fund's liabilities.

     (6) The aggregate tax basis of the voting shares of the BrownIA Fund received by each of the Fund's shareholders pursuant to the Reorganization will equal the aggregate tax basis of the voting shares of the Fund surrendered in exchange therefor.

     (7) The holding period of the voting shares of the BrownIA Fund received by each of the Fund's shareholders pursuant to the Reorganization will include the period that the shareholder held the voting shares of the Fund exchanged therefor, provided that the shareholder held such shares as a capital asset on the date of the Reorganization.

     (8) The BrownIA Fund's basis in the assets of the Fund received pursuant to the Reorganization will equal the Fund's basis in the assets immediately before the Reorganization.

     (9) The BrownIA Fund's holding period in the Fund's assets received pursuant to the Reorganization will include the period during which the Fund held the assets.

     (10) The BrownIA Fund will succeed to and take into account the items of the Fund described in Code Section 381(c), including the earnings and profits, or deficit in earnings and profits, of the Fund as of the date of the Reorganization. The BrownIA Fund will take these items into account subject to the conditions and limitations specified in Code Sections 381, 382, 383 and 384 and applicable regulations thereunder.

     You should consult your tax advisor regarding the effect of the reorganization in light of your individual circumstances. You should also consult your tax advisor as to the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.

                                   PERFORMANCE

     Brown's discussion of the factors that materially affected the performance of the Fund during its most recently completed fiscal year together with the underlying performance information contained in the Fund's most recent annual report dated October 31, 2001 follow at Exhibit B to this Combined Proxy Statement/Prospectus. Brown's discussion of the factors that materially affected the performance of the BrownIA Fund during its most recently completed fiscal year together with the underlying performance information in the most recent annual report dated May 31, 2002 follow as Exhibit C to this Combined Proxy Statement/Prospectus. The financial highlights table included in the Fund's annual report dated October 31, 2001 follows as Exhibit D to this Combined Proxy Statement/Prospectus while the financial highlights table contained in the BrownIA Fund's annual report dated May 31, 2002 follow as Exhibit E to this Combined Proxy Statement/Prospectus.

     The following charts and tables illustrate the variability of the BrownIA Fund's returns. The charts and the tables provide some indication of the risks of investing in the BrownIA Fund by showing changes in the BrownIA Fund's performance from year to year and how the BrownIA Fund's returns compare to a broad measure of market performance. PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

CALENDAR YEAR RETURNS

     The following chart shows the returns for the BrownIA Fund for each calendar year that the BrownIA has been in operation. The BrownIA Fund did not offer separate classes of shares prior to August 1, 2002. The chart does not reflect sales charges and, if reflected, the annual total return would be less than shown.

                          BROWNIA SMALL-CAP GROWTH FUND
                              CALENDAR YEAR RETURNS

[EDGAR Representation of Bar Chart:
-15.59% = 2000
-12.96% = 2001]

        The calendar year-to-date return as of June 30, 2002 was -30.62%.

During the periods shown in the chart, the highest quarterly return was 48.45% (for the quarter-ended September 30, 1999) and the lowest quarterly return was -35.46% (for the quarter-ended September 30, 2001).

AVERAGE ANNUAL TOTAL RETURN

         The following table compares the average annual total return, average annual total return (after taxes on distributions), and average annual total return (after taxes on distributions and sales of Fund shares) of the BrownIA Fund as of December 31, 2001 to the Russell 2000 Growth Index. The BrownIA Fund did not offer separate classes of shares prior to August __, 2002.

                          BROWNIA SMALL-CAP GROWTH FUND
                             AVERAGE ANNUAL RETURNS
                             AS OF DECEMBER 31, 2001

                                                           1            SINCE
                                                          YEAR       INCEPTION 1
Return Before Taxes                                      -12.96%        4.83%
Return After Taxes on Distributions                      -12.96%        4.49%
Return After Taxes on Distributions and Sale of Fund
    Shares                                                -7.89%        3.91%
------------------------------------------------------ ----------- -------------
Russell 2000 Growth Index                                 -9.23%       -3.27%

1    BrownIA Fund commenced operations on June 28, 1999.

         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

         The Russell 2000 Growth Index measures the performance of those companies in the Russell 2000 Index with higher price/book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the smallest 2,000 companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

                                 CAPITALIZATION

         The following table sets forth as of May 31, 2002 (i) the capitalization of each class of the Fund, (ii) the capitalization of each class of the BrownIA Fund, and (iii) the pro forma combined capitalization of the funds assuming that the Plan is approved and the Reorganization is consummated.

                     CAPITALIZATION PRIOR TO REORGANIZATION
                               AS OF MAY 31, 2002

                                                                                                                 BROWNIA
                                                                                                                SMALL-CAP
                                             EMERGING GROWTH                                                      GROWTH
                                               FUND, INC.                                                          FUND
                            -------------------------------------------------------------------------------------------------
                              Institutional          BIAT              A               B               C
                                  Shares            Shares          Shares           Shares         Shares
--------------------------- ------------------- --------------- ---------------- --------------- ------------
Net Assets                       $450, 273          $1,511,765      $34,279,777      $2,057,436      $152,216       $126,199,218
Net Asset Value Per Share        $15.80             $15.79          $15.56           $14.73          $14.71         $8.26
Shares Outstanding               28,498             95,742          2,203,071        139,677         10,348         15,277,210

                 CAPITALIZATION OF BROWNIA SMALL-CAP GROWTH FUND
                            AFTER THE REORGANIZATION
                               AS OF MAY 31, 2002

                                         INSTITUTIONAL               A                     B                    C
                                             SHARES                SHARES               SHARES                SHARES
                                      --------------------- --------------------- -------------------- -------------------
Net Assets                                $128,161,256           $34,279,777           $2,057,436           $152,216
Net Asset Value Per Share                     $8.26                 $8.26                $8.26                $8.26
Shares Outstanding                         $15,515,890            $4,150,094             $249,084            $18,428

                               VOTING INFORMATION

         This Proxy Statement/Prospectus is being furnished by the Board in connection with the solicitation of proxies for the special meeting of shareholders. Solicitation of proxies will be primarily by mail. Officers and service contractors of the Fund may also solicit proxies by telephone, facsimile, Internet, or in person. The costs of solicitation will be borne by Brown.

         Each share of the Fund is entitled to one vote. To approve the Reorganization of the Fund, a majority of the shares of the Fund outstanding and entitled to vote must be voted in favor of the Plan. Shareholders holding one third of the outstanding shares of the Fund as of the Record Date present in person or by proxy will constitute a quorum for the transaction of business at the Special Meeting.

         For purposes of determining the presence of a quorum and counting votes on the matters presented, shares represented by abstentions and "broker non-votes" will be counted as present, but not votes cast at the Special Meeting and therefore have the effect of a "NO" vote. Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners and other persons entitled to vote for which the broker lacks discretionary voting authority.

         Please use the Proxy card enclosed with the Proxy Statement/Prospectus (the "Proxy Card") to vote on the Reorganization. You should complete the Proxy Card by:

     (1) Indicating whether you vote "FOR", "AGAINST", or "ABSTAIN" from voting on the Reorganization by checking the appropriate box on the Proxy Card;

     (2)  Signing and dating the Proxy Card; and

     (3)  Returning it to [________] in the enclosed postage-paid envelope.

     To change a vote after returning a Proxy Card you must provide [________] with a "Revocation Letter" that:

     (1)  Identifies yourself;

     (2) States that as shareholder of the Fund, you revoke your prior decisions as set forth in the previously returned Proxy Card; and

     (3) Indicates your approval, disapproval or abstention from voting on the Reorganization.

     _______________ must receive your Proxy Card or Revocation Letter on or before September __, 2002. If you do not return your Proxy Card by that date or you abstain from voting, you will be treated as having voted "AGAINST" the Reorganization.

     If you do not specify a choice on the proxy, properly executed proxies that are returned in time to be voted at the Special Meeting will be voted "FOR" the approval of the Plan.

     It is not anticipated that any matters other than the approval of the Plan will be brought before the meeting. Should other business be brought before the meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as proxies. If sufficient votes in favor of approving the Plan are not received by the time scheduled for the meeting, the persons named as proxies may propose one or more adjournments of the meeting for a reasonable period of time to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the meeting to be adjourned. The persons named as proxies will vote "FOR" adjournment those proxies required to be voted "FOR" the approval of the proposal. The persons named as proxies will vote "AGAINST" adjournment those proxies required to be voted "AGAINST" the proposal. The costs of any additional solicitation and of any adjourned session will be paid by Brown.

     Only Shareholders of the Fund on July __, 2002 (the "Record Date") are entitled to notice of and to vote at the Special Meeting. As of July __, 2002, shares outstanding of the Fund were as follows:

----------------------------------------------------------- --------------------------------------------------------------
FUND CLASS                                                  OUTSTANDING SHARES
----------------------------------------------------------- --------------------------------------------------------------

Institutional Shares
BIAT Shares
A Shares
B Shares
C Shares

         As of July __, 2002, officers and Directors of the Fund as a group owned less than 1% of each class. As of July __, 2002, and to the best of the Fund's knowledge and belief, the following persons owned beneficially or of record 5% or more of a class or of the Fund:

---------------------------- ------------------------------ ------------------------------- -------------------------------
                                       NUMBER OF                    PERCENTAGE OF             PERCENTAGE OF FUND SHARES
                                     SHARES OWNED                    CLASS OWNED                        OWNED
---------------------------- ------------------------------ ------------------------------- -------------------------------
Institutional Shares
---------------------------- ------------------------------ ------------------------------- -------------------------------
BIAT Shares
---------------------------- ------------------------------ ------------------------------- -------------------------------
A Shares
---------------------------- ------------------------------ ------------------------------- -------------------------------
B Shares
---------------------------- ------------------------------ ------------------------------- -------------------------------
C Shares
---------------------------- ------------------------------ ------------------------------- -------------------------------

         INSTRUCTIONS FOR SIGNING PROXY CARDS The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense to the Fund involved in validating your vote if you fail to sign your proxy card properly.

     1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

     2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

     3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

         REGISTRATION                                                                            VALID SIGNATURE

         CORPORATE ACCOUNTS
         (1)  ABC Corp..............................................................    ABC Corp.
                                                                                        John Doe, Treasurer
         (2)  ABC Corp..............................................................    John Doe, Treasurer
         (3)  ABC Corp. c/o John Doe, Treasurer.....................................    John Doe
         (4)  ABC Corp. Profit Sharing Plan.........................................    John Doe, Director

         PARTNERSHIP ACCOUNTS
         (1)  The XYZ Partnership...................................................    Jane B. Smith, Partner
         (2)  Smith and Jones, Limited Partnership..................................    Jane B. Smith, General Partner

         TRUST ACCOUNTS
         (1)  ABC Trust Account.....................................................    Jane B. Doe, Director
         (2)  Jane B. Doe, Director u/t/d 12/28/78..................................    Jane B. Doe

         CUSTODIAL OR ESTATE ACCOUNTS
         (1)  John B. Smith, Cust. f/b/o John B. Smith, Jr.
              UGM/UTMA..............................................................    John B. Smith
         (2)  Estate of John B. Smith...............................................    John B. Smith, Executor

                             ADDITIONAL INFORMATION

LEGAL MATTERS

         Morgan, Lewis & Bockius LLP serves as counsel for the Fund. Morgan. Lewis & Bockius LLP does not represent the Trust, Brown, Forum Funds Services, LLC, or the shareholders of BrownIA Fund or the Trust regarding the Reorganization or any related transaction.

         Seward & Kissel LLP serves as counsel for the Trust. Seward & Kissel LLP does not represent the Fund, Brown, ICC Distributors, Inc. or the BrownIA Funds' shareholders regarding the Reorganizations or any related transaction.

EXPERTS

         The audited financial statements of the BrownIA Fund are incorporated by reference into this Combined Proxy Statement/Prospectus and the Statement of Additional Information to this Combined Proxy Statement/Prospectus. The financial statements have been audited by ________________, whose report therein is also included in the Annual Report for the BrownIA Fund dated _____________. ______________ is considered an expert due to its experience in auditing and accounting.

         The audited financial statements of the Fund are incorporated by reference into this Combined Proxy Statement/Prospectus and the Statement of Additional Information to this Combined Proxy Statement/Prospectus. The financial statements have been audited by PricewaterhouseCoopers, LLP, whose report therein is also included in the Fund's Annual Report dated October 31, 2001. PricewaterhouseCoopers, LLP is considered an expert due to its experience in auditing and accounting.

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

         This Combined Proxy Statement/Prospectus and the related Statement of Additional Information does not contain all of the information set forth in the registration statements and exhibits of the Fund and the BrownIA Fund filed with the SEC under the Securities Act of 1933, as amended and the 1940 Act. The
Prospectuses and Statements of Additional Information for the Fund and the BrownIA Fund are incorporated by reference into this Combined Proxy Statement/Prospectus.

         The Fund and the Trust, on behalf of the BrownIA Fund, file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Act of 1934, as amended and the 1940 Act. These materials can be inspected and copied at the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549, and at the SEC's regional and district offices located 73 Tremont Street, Suite 600, Boston, MA 02108-3912, 601 Walnut Street, Suite 1120E, Philadelphia, PA 19106 3475 Lenox Road, N.E., Suite 1000, Atlanta, GA 30326 and 175 Jackson Boulevard, Suite 900, Chicago, IL 60604. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

                                    EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         This AGREEMENT AND PLAN OF REORGANIZATION (the "PLAN") is made as of this __ day of September, 2002, by and between Forum Funds (the "Trust"), a Delaware business trust, for itself and on behalf of its series, BrownIA Small-Cap Growth Fund (the "Acquiring Fund") and Emerging Growth Fund, Inc., a Maryland corporation (the "Target Fund").

         WHEREAS, the Trust and the Target Fund are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 ACT");

         WHEREAS, the parties desire that the Acquiring Fund acquire the assets and assume the liabilities of the Target Fund in exchange for shares of equal value of the Acquiring Fund and the distribution of the shares of the Acquiring Fund to the shareholders of the Target Fund in connection with the dissolution and liquidation of the Target Fund (the "REORGANIZATION"); and

         WHEREAS, the parties intend that the Reorganization qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "CODE"), and that the Acquiring Fund and the Target Fund each be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Reorganization;

         NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

1.       DEFINITIONS.

                  The following terms shall have the following meanings:

1933 ACT                                The Securities Act of 1933, as amended.

1934 ACT The Securities Exchange Act of 1934, as amended.

ACQUIRING CLASS                         The class  of the  Acquiring Fund  whose
                                        share that the Trust will issue to the shareholders of the Corresponding Target
                                        Class set forth in Schedule A.

ASSETS All property and assets of any kind and all interests, rights, privileges and powers of or attributable to the Target Fund whether or not determinable at the Effective Time and wherever located. Assets include all cash, cash equivalents, securities, claims (whether absolute or contingent, Known or
                                        unknown,   accrued   or   unaccrued   or
                                        conditional  or   unmatured),   contract
                                        rights   and    receivables   (including
                                        dividend and interest receivables) owned by or attributed to the Target Fund and any deferred or prepaid expense shown as an asset on the Target Fund's books.

ASSETS LIST                             A list of  securities  and  other Assets
                                        and Known Liabilities of or attributable to the Target Fund as of the date provided to the Trust.

CLOSING DATE                            September __, 2002, or such  other  date
                                        as the parties may agree to in  writing.

CORRESPONDING TARGET CLASS              The Target  Fund  share  class set forth
                                        opposite the Acquiring Class in Schedule
                                        A.

EFFECTIVE TIME                          9:00 a.m. Eastern  time on  the business
                                        day following the Closing Date, or such other time as the parties may agree to in writing.

FUND The Acquiring Fund or the Target Fund as the context may require.

KNOW, KNOWN OR KNOWLEDGE                Known after reasonable inquiry.

LIABILITIES                             All   liabilities   of,   allocated   or
                                        attributable to the Target Fund, whether
                                        Known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured.

N-14 REGISTRATION STATEMENT             The Trust's  Registration  Statement  on
                                        Form N-14 under the 1940 Act that will register the shares of the Acquiring
                                        Fund to be issued in the Reorganization and will include the proxy materials necessary shareholders of the Target
                                        Fund to approve the Reorganization.

MATERIAL AGREEMENTS                     The agreements set forth in Schedule B.

NET VALUE OF ASSETS                     Value of Assets net of Liabilities

REORGANIZATION DOCUMENTS                Such  bills  of  sale,  assignments  and
                                        other instruments as desirable for the Target Fund to transfer to the Acquiring
                                        Fund all right and title to and interest in the Target Fund's Assets and for the Acquiring Fund to assume the Target
                                        Fund's Liabilities.

SCHEDULE A                              Schedule A to this Plan.

SCHEDULE B                              Schedule B to this Plan.

SCHEDULE C                              Schedule C to this Plan.

TARGET FINANCIAL STATEMENTS             The audited financial  statements of the
                                        Target  Fund  for  its   most   recently
                                        completed   fiscal    year    and,    if
                                        applicable,  the   unaudited   financial
                                        statements  of the Target Fund  for  its
                                        most  recently   completed   semi-annual
                                        period.

VALUATION TIME                          The  time   on  the  Closing  Date,  the
                                        business day  immediately preceding  the
                                        Closing Date if the  Closing Date is not
                                        a business  day, or such  other date  as
                                        the  parties  may agree  to in  writing,
                                        that the Trust  determines the net asset
                                        value  of  the  shares  of the Acquiring
                                        Fund and determines the net value of the
                                        Assets of  or attributable to the Target
                                        Fund.  Unless  otherwise  agreed  to  in
                                        writing, the Valuation  Time shall be at
                                        the time  of day  then set  forth in the
                                        Acquiring  Fund's   and  Target   Fund's
                                        Registration Statement on Form N-1A as the time of day at which net asset value is calculated.

         2.     REGULATORY FILINGS AND SHAREHOLDER ACTION.

          (a) The Trust shall promptly prepare and file the N-14 Registration Statement with the SEC. The Trust and the Target Fund shall promptly prepare and file any other appropriate regulatory filings, including, without limitation, filings with federal, state or foreign securities regulatory authorities.

          (b) The parties shall seek an order of the SEC, if appropriate, providing them with any necessary relief from Section 17 of the 1940 Act to permit them to consummate the transactions contemplated by this Plan.

          (c) As soon as practicable after the effective date of the N-14 Registration Statement, the Target Fund shall hold a shareholder meeting to consider and approve this plan, the reorganization and such other matters as the Target Fund's Board of Directors may determine.

         3. TRANSFER OF TARGET FUNDS ASSETS. The Trust and the Target Fund shall take the following steps with respect to the Reorganization:

          (a) On or prior to the Closing Date, the Target Fund shall endeavor to pay or make reasonable provision to pay out of the Target Fund's Assets all of the Liabilities, expenses, costs and charges of or attributable to the Target Fund that are Known to the Target Fund and that are due and payable as of the Closing Date.

          (b) At the Effective Time, the Target Fund shall assign, transfer, deliver and convey all of the Target Fund's Assets to the Acquiring Fund, subject to all of the Target Fund's Liabilities. The Trust shall then accept the Target Fund's Assets and assume the Target Fund's Liabilities such that at and after the Effective Time (i) all of the Target Fund's Assets at or after the Effective Time shall become and be the Assets of the Acquiring Fund and (ii) all of the Target Fund's Liabilities at the Effective Time shall attach to the Acquiring Fund, enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund.

          (c) Within a reasonable time prior to the Closing Date, the Target Fund shall provide its Assets List to the Trust. The parties agree that the Target Fund may sell any asset on the Assets List prior to the Effective Time. After the Target Fund provides the Assets List, the Target Fund will not acquire any additional securities or permit to exist any encumbrances, rights, restrictions or claims not reflected on the Assets List, without the prior consent of the Trust. Within a reasonable time after receipt of the Assets List and prior to the Closing Date, the Trust will advise the Target Fund of any investments shown on the Assets List that the Trust has determined to be inconsistent with the investment objective, policies and restrictions of the Acquiring Fund. The Target Fund will dispose of any such securities prior to the Closing Date to the extent practicable and consistent with applicable legal requirements, including the Target Fund's investment objective, policies and restrictions. In addition, if the Trust determines that, as a result of the Reorganization the Acquiring Fund would own an aggregate amount of an investment that would exceed a percentage limitation applicable to the Acquiring Fund, the Trust will advise the Target Fund in writing of any such limitation and the Target Fund shall dispose of a sufficient amount of such investment as may be necessary to avoid violating the limitation as of the Effective Time, to the extent practicable and consistent with applicable legal requirements, including the Target Fund's investment objective, policies and restrictions.

          (d) The Target Fund shall assign, transfer, deliver and convey its Assets to the Acquiring Fund at the Effective Time on the following bases:

               (1) In exchange for the transfer of the Assets, the Trust shall simultaneously issue and deliver to the Target Fund full and fractional shares of beneficial interest of each Acquiring Class. The Trust shall determine the number of shares of the Acquiring Class to be issued by dividing the Net Value of Assets of the Corresponding Target Class by the net asset value of one Acquiring Class share. Based on this calculation, the Trust shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the Net Value of the Assets of the Corresponding Target Class.

               (2) The parties shall determine, as of the Valuation Time, the net asset value of the Acquiring Fund shares to be delivered and the net asset value of the Assets to be conveyed, substantially in accordance with the Trust's current valuation procedures. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.

               (3) The Target Fund shall transfer the Assets with good and marketable title to the Trust's custodian for the account of the Acquiring Fund. The Target Fund shall transfer all cash in the form of immediately available funds payable to the order of the Trust's custodian for the account of the Acquiring Fund. The Target Fund shall transfer any Assets that were not transferred to the Trust's custodian at the Effective Time to the Trust's custodian at the earliest practicable date thereafter.

          (e) Promptly after the Closing Date, the Target Fund will deliver to the Trust its Statement of Assets and Liabilities as of the Closing Date (usually within one week).

         4. DISSOLUTION AND LIQUIDATION OF THE TARGET FUND, REGISTRATION OF SHARES AND ACCESS TO RECORDS. The Target Fund and the Trust also shall take the following steps in connection with the Reorganization:

          (a) At or as soon as reasonably practical after the Effective Time, the Target Fund shall dissolve and liquidate by transferring to shareholders of record of each Corresponding Target Class full and fractional shares of beneficial interest of the Acquiring Class equal in value to the shares of the Corresponding Target Class held by the shareholder. Each Corresponding Target Class shareholder also shall have the right to receive any unpaid dividends or other distributions that the Target Fund declared with respect to the shareholder's Corresponding Target Class shares before the Effective Time. The Trust shall record on its books the ownership by the shareholders of the respective Acquiring Fund shares; the Target Fund shall simultaneously redeem and cancel on its books all of its issued and outstanding shares of each Corresponding Target Class. The Target Fund shall then wind up its affairs and take all steps as are necessary and proper to terminate its registration under the 1940 Target Fund and dissolve as soon as is reasonably possible after the Effective Time and in accordance with all applicable laws and regulations.

          (b) If a former Target Fund shareholder requests a change in the registration of the shareholder's Acquiring Fund shares to a person other than the shareholder, the Acquiring Fund shall require the shareholder to (i) furnish the Acquiring Fund with an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer;
(ii) if any of the shares are outstanding in certificate form, deliver to the Acquiring Fund the certificate representing such shares; and (iii) pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or does not apply.

          (c) At and after the Closing Date, the Target Fund shall provide the Trust and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all of the Target Fund shareholders and the number and percentage ownership of the outstanding shares of the Corresponding Target Classes owned by each shareholder as of the Effective Time and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Target Fund shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. The Target Fund shall preserve and maintain, or shall direct its service providers to preserve and maintain, its records as required by Section 31 of and Rules 31a-1 and 31a-2 under the 1940 Act.

         5. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE TARGET FUND. The Target Fund represents and warrants to, and agrees with, the Trust as follows:

          (a) The Target Fund is a corporation duly created, validly existing and in good standing under the laws of the State of Maryland. The Board of Directors of the Target Fund duly established and designated each class of the Target Fund as a class of the Target Fund. The Target Fund is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

          (b) The Target Fund has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A, to enter into this Plan and to consummate the transactions contemplated herein.

          (c) The Board of Directors of the Target Fund has duly authorized the execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of the Target Fund have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and, subject to the approval of shareholders referenced in Section 2(c), the consummation of the transactions contemplated by this Plan will not, violate the Target Fund's Articles of Incorporation, By-Laws or any Material Agreement. Except for the approval of Target Fund shareholders, the Target Fund does not need to take any other action to authorize its officers to effectuate this Plan and the transactions contemplated herein.

          (d) The Target Fund has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, in respect of each taxable year since the commencement of its operations and qualifies and shall continue to qualify as a regulated investment company for its taxable year which includes the Effective Time.

          (e) The materials included within the N-14 Registration Statement when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the Target shareholder meeting and at the Effective Time of the Reorganization, insofar as they relate to the Target Fund (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

          (f) The Target Fund has duly authorized and validly issued all of its issued and outstanding shares and all of the shares are validly outstanding, fully paid and non-assessable, and are offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase the Target Fund shares, nor are there any securities convertible into Target Fund shares.

          (g) The Target Fund shall operate its business in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable in anticipation of the Reorganization.

          (h) At the Effective Time, the Target Fund will have good and marketable title to its Assets and full right, power and authority to assign, transfer, deliver and convey such Assets.

          (i) The Target Financial Statements, copies of which have been previously delivered to the Trust, fairly present the financial position of the Target Fund as of the Target Fund's most recent fiscal year-end and the results of the Target Fund's operations and changes in its net Assets for the periods indicated. The Target Financial Statements are in accordance with generally accepted accounting principles consistently applied.

          (j) To the  Knowledge  of the  Target  Fund,  the  Target  Fund has no
Liabilities, whether or not determined or determinable, other than the Liabilities disclosed or provided for in the Target Financial Statements or Liabilities incurred in the ordinary course of business subsequent to the date of the Target Financial Statements, and Liabilities set forth in the Assets List.

          (k) Other than the claims, actions, suits, investigations or proceedings set forth on Schedule C, the Target Fund does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against it or its Assets or businesses. The Target Fund does not Know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against it. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all required performance disclosures have been made. Other than the orders, decrees or judgments set forth on Schedule C, the Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by the Plan.

          (l) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business or listed in Schedule B, in each case under which no material default exists, the Target Fund is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of the Target Fund.

          (m) The Target Fund has filed its federal income tax returns, copies of which have been previously delivered to the Trust, for all taxable years to and including the Target Fund's most recent taxable year, and has paid all taxes payable pursuant to such returns. No such return is currently under audit and no assessment has been asserted with respect to such returns.

          (n) Since the date of the Target Financial Statements, there has been no material adverse change in the financial condition, results of operations, business, properties or Assets of the Target Fund. For all purposes under this Plan, investment underperformance, negative investment performance and/or investor redemptions shall not be considered material adverse changes, provided all required performance disclosures have been made.

                6. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE TRUST. The Trust, on behalf of itself and, as appropriate, the Acquiring Fund, represents and warrants to, and agrees with the Target Fund as follows:

          (a) The Trust is organized as a Delaware business trust duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of Trustees of the Trust duly established and designated the Acquiring Fund as a series of the Trust and each Acquiring Class as a class of the Acquiring Fund. The Trust is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is full force and effect. The Trust's Registration Statement relating to the Acquiring Fund and each Acquiring Class will be effective with the SEC prior to the Effective Date.

          (b) The Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as described in its Registration Statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

          (c) The Board of Trustees of the Trust has duly authorized execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of the Trust have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate the Trust's Trust Instrument, By-Laws or any Material Agreement. The Trust does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein.

          (d) The Acquiring Fund shall qualify as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of its current taxable year.

          (e) The materials included within the N-14 Registration Statement when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the Target shareholder meeting and at the Effective Time of the Reorganization, insofar as they relate to the Trust and the Acquiring Fund (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

          (f) There shall be no issued and outstanding shares of any Acquiring Class prior to the Closing Date other than shares issues to Forum Financial
Group, LLC or its affiliates in order to approve certain Acquiring Class start-up matters. The Trust shall duly authorize the Acquiring Fund shares to be issued and delivered to the Corresponding Target Fund as of the Effective Time. When issued and delivered, the Acquiring Fund shares shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are no outstanding options, warrants or other rights to subscribe for or purchase the Acquiring Fund shares, nor are there any securities convertible into Acquiring Fund shares.

          (g) With the exception of the Institutional Shares of the Acquiring Fund, which commenced operations on June 28, 1999, the Trust will not commence the operations of any Acquiring Class prior to the Effective Time.

          (h)  The  Trust  does  not  Know  of  any  claims,   actions,   suits,
investigations or proceedings of any type pending or threatened against the Acquiring Fund or its Assets or businesses. There are no facts that the Trust currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against it. The Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated herein.

          (i) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no material default exists, the Trust is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of the Acquiring Fund.

          (j) The Trust has made all state filings to register each Acquiring Class in each jurisdiction that the Corresponding Target Class is currently registered and all necessary steps have been taken under all relevant jurisdictions' securities laws to consummate the Reorganization.

          (k) Since May 31, 2002, there has been no material adverse change in the financial condition, business, properties or Assets of the Acquiring Fund.

         7. CONDITIONS TO THE TARGET FUND'S OBLIGATIONS. The obligations of the Target Fund with respect to the Reorganization shall be subject to the following conditions precedent:

          (a) The Trust shall have duly executed and delivered the applicable Reorganization Documents to the Target Fund.

          (b)  The  Target   Fund's   shareholders   shall  have   approved  the
Reorganization in the manner required by the Target Fund's Articles of Incorporation and applicable law. If the Target Fund shareholders fail to approve the Reorganization, that failure shall release the Target Fund of its obligations under this Plan.

          (c) The Trust shall have delivered to the Target Fund a certificate dated as of the Closing Date and executed in its name by the Secretary or Assistant Secretary of the Trust, in a form reasonably satisfactory to the Target Fund, stating that the representations and warranties of the Trust in this Plan that apply to the Reorganization are true and correct in all material respects at and as of the Valuation Time.

          (d) The Target Fund shall have received an opinion of Seward & Kissel LLP, as counsel to the Trust, in form and substance reasonably satisfactory to the Target Fund and dated as of the Closing Date, substantially to the effect that:

               (1) The Trust is a Delaware business trust duly created, validly existing and in good standing under the laws of the State of Delaware and is an open-end, management investment company registered under the 1940 Act;

               (2) The Plan has been duly authorized, executed and delivered by the Trust, and assuming due authorization, execution, and delivery of this Plan by the Target Fund, represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding whether at law or in equity or with respect to the enforcement of provisions of the Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material;

               (3) The shares of the Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by the Trust;

               (4) The execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Trust Instrument or By-Laws of the Trust or any Material Agreement to which the Trust is a party or by which it is bound; and

               (5) To the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust of the Reorganization or for the execution and delivery of the Acquiring Fund's Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquiring Fund.

          In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "Knowledge" and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and
(v) rely on certificates of officers or trustees of the Trust.

          (e) The Target Fund shall have received an opinion of Piper Rudnick LLP with respect to the tax matters specified in Section 8(e) addressed to the Target Fund and the Trust in form and substance reasonably satisfactory to them, and dated as of the Closing Date.

          (f) The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund's shares and the SEC shall not have instituted or, to the Knowledge of the Trust, contemplated instituting, any stop order suspending the effectiveness of the N-14 Registration Statement.

          (g) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with the Reorganization.

          (h) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

          (i) The Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Effective Time.

          (j) The Target Fund shall have received from the Trust a duly executed instrument whereby the Acquiring Fund assumes all of the Liabilities of or attributable to the Target Fund.

          (k) The Target Fund shall have received a letter dated as of the Closing Date from _[NAME OF AUDITOR]_ addressed to the Target Fund and the Trust in form and substance reasonably satisfactory to them to the effect that on the basis of limited procedures as agreed to by the Target Fund and the Trust and described in such letter (but not an examination in accordance with generally accepted auditing standards):

               (1) nothing came to their attention that caused them to believe that the relevant unaudited pro forma financial statements included in the N-14 Registration Statement do not comply as to form in all material respects with the applicable accounting requirements of Rule 11-02 of Regulation S-X or that the relevant pro forma adjustments have not properly been applied to the historical amounts in the compilation of those amounts;

               (2) the data used in the calculation of the current and pro forma expense ratios of the Target Fund and the Acquiring Fund appearing in the N-14 Registration Statement, including the proxy materials, agree with the underlying accounting records of the Target Fund and the Acquiring Fund, as appropriate, or with written estimates provided by officers of the Target Fund or the Trust, as appropriate, having responsibility for financial and reporting matters and were found to be mathematically correct; and

               (3) the information relating to the Acquiring Fund and the Target Fund appearing in the N-14 Registration Statement that is expressed in dollars or percentages of dollars has been obtained from the accounting records of the Acquiring Fund or the Target Fund, as appropriate, or from schedules prepared by officers of the Target Fund or the Trust, as appropriate, having responsibility for financial and reporting matters and such information is in agreement with such records or schedules or with computations made therefrom.

          (l) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 10 of this Plan.

          (m) The parties shall have received any necessary order of the SEC exempting the parties from the prohibitions of Section 17 of the 1940 Act or any similar relief necessary to permit the Reorganization.

          (n) The parties shall have received a certificate from BrownIA Investment Advisory Incorporated. stating that it will pay all of the expenses incurred by the Target Fund and the Trust in connection with the Reorganization.

          (o) The Board of Directors of the Target Fund shall have determined that the Target Fund's participation in the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund's existing shareholders will not be diluted as a result of effecting the Reorganization.

         8. CONDITIONS TO TRUST'S OBLIGATIONS. The obligations of the Trust with respect to the Reorganization shall be subject to the following conditions precedent:

          (a) The Target Fund shall have duly executed and delivered its applicable Reorganization Documents to the Trust.

          (b)  The  Target   Fund's   shareholders   shall  have   approved  the
Reorganization in the manner required by the Target Fund's Articles of Incorporation and applicable law. If the Target Fund shareholders fail to approve the reorganization, that failure shall release the Target Fund of its obligations under this Plan.

          (c) The Target Fund shall have delivered to the Trust a certificate dated as of the Closing Date and executed in its name by its Secretary or Assistant Secretary, in a form reasonably satisfactory to the Trust, stating that the representations and warranties of the Target Fund in this Plan that apply to the Reorganization are true and correct in all material respects at and as of the Valuation Time.

          (d) The Trust shall have received an opinion of Morgan, Lewis & Bockius, LLP, as counsel to the Target Fund, in form and substance reasonably satisfactory to the Trust and dated as of the Closing Date, substantially to the effect that:

               (1) The Target Fund is a corporation duly created, validly existing and in good standing under the laws of the State of Maryland and is an open-end, management investment company registered under the 1940 Act;

               (2) The Plan and the  documents  executed  by the Target  Fund in order to effect the transactions contemplated by the Plan have been duly authorized, executed and delivered by the Target Fund and, assuming due authorization, execution and delivery of this Plan by the Trust on behalf of the Acquiring Fund, represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding, whether at law or in equity or with respect to the enforcement of provisions of the Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material;

               (3) The execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Articles of Incorporation or By-Laws of the Target Fund or any Material Agreement to which the Target Fund is a party or by which it is bound; and

               (4) To the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Fund of the Reorganization or the execution and delivery of the Target Fund's Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Target Fund.

     In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "Knowledge" and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and
(v) rely on certificates of officers or trustees of the Target Fund.

          (e) The Trust shall have received an opinion of Piper Rudnick LLP addressed to the Target Fund and the Trust in form and substance reasonably satisfactory to them, based upon representations made in certificates provided by them, their affiliates and/or principal shareholders and dated as of the Closing Date, substantially to the effect that, for federal income tax purposes:

               (1) The Reorganization will constitute a "reorganization" within the meaning of Code Section 368(a). The Acquiring Fund and the Target Fund each will be a "party to a reorganization." Code Section 368(b).

               (2) The Target Fund  shareholders  will recognize no gain or loss on their receipt of voting shares of the Acquiring Fund in exchange for their voting shares of the Target Fund pursuant to the Reorganization. Code Section 354(a)(1).

               (3) The Target Fund will not recognize gain or loss on the transfer of all of its Assets to the Acquiring Fund solely in exchange for voting shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Target Fund's Liabilities pursuant to the Reorganization. Code Sections 357(a) and 361(a).

               (4)  The  Target  Fund  will  not  recognize  gain or loss on its distribution of voting shares of the Acquiring Fund to its shareholders pursuant to the liquidation of the Target Fund. Code
          Section 361(c).

               (5) The Acquiring Fund will not recognize gain or loss on its acquisition of all of the Assets of the Target Fund solely in exchange for voting shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Target Fund's Liabilities. Code Section 1032(a).

               (6) The aggregate tax basis of the voting shares of the Acquiring Fund received by each of the Target Fund's shareholders pursuant to the Reorganization will equal the aggregate tax basis of the voting shares of the Target Fund surrendered in exchange therefor. Code
          Section 358(a)(1).

               (7) The holding period of the voting shares of the Acquiring Fund received by each of the Target Fund's shareholders pursuant to the Reorganization will include the period that the shareholder held the voting shares of the Target Fund exchanged therefor, provided that the shareholder held such shares as a capital asset on the date of the Reorganization. Code Section 1223(1).

               (8) The Acquiring Fund's basis in the Assets of the Target Fund received pursuant to the Reorganization will equal the Target Fund's basis in the Assets immediately before the Reorganization. Code
          Section 362(b).

               (9) The Acquiring Fund's holding period in the Target Fund's Assets received pursuant to the Reorganization will include the period during which the Target Fund held the Assets. Code Section 1223(2).

               (10) The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Code Section 381(c), including the earnings and profits, or deficit in earnings and profits, of the Target Fund as of the date of the Reorganization. The Acquiring Fund will take these items into account subject to the conditions and limitations specified in Code Sections 381, 382, 383 and 384 and applicable regulations thereunder.

          (f) The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund's shares and no stop order suspending the effectiveness of the N-14 Registration Statement shall have been instituted or, the Knowledge of the Trust, contemplated by the SEC.

          (g) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

          (h) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

          (i) The Target Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Valuation Time and Effective Time.

          (j) The Trust shall have received a letter from [Name of Auditor] addressed to the Target Fund and the Trust as described in Section 7(j).

          (k) Except to the extent prohibited by Rule 19b-1 under the 1940 Act, the Target Fund shall have declared a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to the Target Fund's shareholder substantially all investment company taxable income of or attributable to the Target Fund earned prior to the Closing Date and substantially all net capital gain of or attributable to the Target Fund realized prior to such date.

          (l) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 10 of this Plan.

          (m) The parties shall have received any necessary order of the SEC exempting the parties from the prohibitions of Section 17 of the 1940 Act or any similar relief necessary to permit the Reorganization.

          (n) The parties shall have received a certificate from Brown Investment Advisory Incorporated stating that it will pay all of the expenses incurred by the Acquiring Fund and the Target Fund in connection with the Reorganization.

          (o) The Board of Trustees of the Trust shall have determined that the Acquiring Fund's participation in the Reorganization is in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of effecting the Reorganization.

         9. SURVIVAL OF REPRESENTATIONS AND WARRANTIES. The representations and warranties of the parties hereto shall survive the completion of the transactions contemplated herein.

         10. TERMINATION OF PLAN. A majority of a party's Board of Trustees/Directors may terminate this Plan with respect to the Acquiring Fund or Target Fund, as appropriate, at any time before the applicable Effective Time if: (i) the party's conditions precedent set forth in Sections 7 or 8, as appropriate, are not satisfied or (ii) the Board of Trustees/Directors determines that the consummation of the applicable Reorganization is not in the best interests of shareholders and gives notice to the other party.

          11. GOVERNING LAW. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.

          12. BROKERAGE FEES. Each party represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for in the Plan.

          13. AMENDMENTS. The parties may, by agreement in writing authorized by their respective Boards of Trustees/Directors, amend this Plan at anytime before or after the Target Fund's shareholders approve the Reorganization. However, after the Target Fund shareholders approve the Reorganization, the parties may not amend this Plan in a manner that materially alters the obligations of either party with respect to the Reorganization. The parties shall not deem this Section to preclude them from changing the Closing Date or the Effective Time by mutual agreement.

          14. WAIVERS. At any time prior to the Closing Date, either party may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. The parties agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

          15. COOPERATION AND FURTHER ASSURANCES. Each party will cooperate with the other in fulfilling its obligations under this Plan and will provide such information and documentation as is reasonably requested by the other in carrying out this Plan's terms. Each party will provide such further assurances concerning the performance of obligations under this Plan and the consummation of the Reorganization as the other shall deem necessary, advisable or appropriate.

          16. UPDATING OF N-14 REGISTRATION STATEMENT. If at any time prior to the Effective Date, a party becomes aware of any material information that is not reflected in the N-14 Registration Statement, the party discovering the information shall notify the other party and the parties shall cooperate in promptly preparing, filing and clearing with the SEC, and, if appropriate, distributing to shareholders appropriate disclosure with respect to the information.

          17. LIMITATION ON LIABILITIES. The obligations of the Target Fund, the Trust, and the Acquiring Fund shall not bind any of the Trustees/ Directors, shareholders, nominees, officers, agents, or employees of the Target Fund or the Trust personally, but shall bind only the Assets and property of the Acquiring Fund and Target Fund, respectively. The execution and delivery of this Plan by the parties' officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Assets and the property of the Acquiring Fund or Target Fund, as appropriate.

          18. NOTICES. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier to:

                  For the Target Fund:



                  With copies to:

                  For the Trust:

                           Leslie K. Klenk, Esq.
                           Forum Financial Group, LLC
                           Two Portland Square
                           Portland, ME 04101

                  With copies to:

                           Anthony C.J. Nuland, Esq.
                           Seward & Kissel LLP
                           1200 G Street, N.W., Suite 350
                           Washington, DC 20005

         GENERAL. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The parties may execute this Plan in counterparts, which shall be considered one and the same agreement, and shall become effective when the counterparts have been executed by and delivered to both parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

         IN  WITNESS  WHEREOF,   the  parties  hereto  have  caused  their  duly
authorized officers designated below to execute this Plan as of the date first written above.


                                                     EMERGING GROWTH FUND, INC.
                                                     (TARGET FUND)


ATTEST:


____________________________________________         By:    ______________________________________________
Name:                                                       Name:
Title:                                                      Title:


                                                     THE TRUST, FOR ITSELF AND ON BEHALF OF
                                                     BROWNIA SMALL-CAP GROWTH FUND
                                                     (ACQUIRING FUND)

ATTEST:

____________________________________________         By:    ______________________________________________
Name:                                                       Name:
Title:                                                      Title:

                                   SCHEDULE A

                            CORRESPONDING CLASS TABLE

------------------------------------------------------------------ ---------------------------------------------------------
                                                                                  CORRESPONDING TARGET CLASS
                         ACQUIRING CLASS
-------------------------------------------- --------------------- ----------------------------------- ---------------------
BrownIA Small-Cap Growth Fund                Institutional Shares  Emerging Growth Fund, Inc.          Institutional Shares
-------------------------------------------- --------------------- ----------------------------------- ---------------------
                                             Institutional Shares                                      BIAT Shares
-------------------------------------------- --------------------- ----------------------------------- ---------------------
                                             A Shares                                                  A Shares
-------------------------------------------- --------------------- ----------------------------------- ---------------------
                                             B Shares                                                  B Shares
-------------------------------------------- --------------------- ----------------------------------- ---------------------
                                             C Shares                                                  C Shares
-------------------------------------------- --------------------- ----------------------------------- ---------------------


                                  Schedule A-1

                                   SCHEDULE B

                               MATERIAL AGREEMENTS

(1)      The following agreements are the Material Agreements of the Target Fund related to a Reorganization:


(2)      The following agreements are the Material Agreements of the Trust related to a Reorganization:

 - Administration Agreement between the Trust and Forum Administrative Services, LLC

 - Investment Advisory Agreement between the Trust and Brown Investment Advisory Incorporated

 - Distribution Agreement between the Trust and Forum Fund Services, LLC

 - Custodian Agreement between the Trust and Forum Trust, LLC

 - Transfer Agency and Services Agreement between the Trust and Forum Shareholder Services, LLC

 - Fund Accounting Agreement between the Trust and Forum Accounting Services, LLC


                                  Schedule B-1

                                   SCHEDULE C


(1) Claims, actions, suits, investigations or proceedings pending or threatened against the Target Fund or its Assets or businesses:


(2) Orders, decrees or judgments to which the Target Fund is a party that adversely affect, or are reasonably likely to adversely affect, the Target Fund's financial condition, results of operations, business, properties or Assets or ability to consummate the transactions contemplated by the Plan:


                                  Schedule C-1

                                    EXHIBIT B

                      MANAGEMENT DISCUSSION OF PERFORMANCE
                           EMERGING GROWTH FUNDS, INC.

Emerging Growth Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

The past year was one of the most difficult periods in recent memory, made all the more so by the horrific terrorist attacks of September 11 that took the lives of several friends, thousands of fellow financial services colleagues, and other innocent victims. The stock market, which already was laboring, reacted to the attacks in a predictably emotional way. The Dow Jones Industrial average, the only major index that had not fallen the requisite 20% to confirm a Bear Market, fell through that level and all the others made new lows before beginning to recover in late September.

   Periods Ended                                    AVERAGE ANNUAL TOTAL RETURNS
   October 31, 2001                    Year-to-Date    1 Year  3 Years  5 Years

 Emerging Growth Fund--Class A Shares      (28.64)%  (37.49)%    2.09%    3.00%
--------------------------------------------------------------------------------
 Russell 2000 Growth Index                 (21.13)%  (31.50)%    0.95%    0.96%
--------------------------------------------------------------------------------
 Russell 2000 Index                        (10.41)%  (12.70)%    5.59%    6.07%
--------------------------------------------------------------------------------

Year-to-date 1 and trailing one year, the Fund under-performed the relevant indices. In spite of this near-term under performance, long term we continue to out-perform our primary style benchmark--the Russell 2000 Growth Index, as illustrated by the three and five year returns above.

While clearly disappointing, our performance for the reporting period is consistent with historical patterns of under-performance during sharply down markets. The Fund is comprised of both rapidly growing companies and those that we believe have strong market positions and the ability to resume growth in an improving economy. Consequently, we believe the Fund to be well positioned to benefit during a market recovery. The graph to the right comparing the Emerging Growth Fund--Class A Shares performance to the Russell 2000 Growth Index, in both up and down markets, illustrates this point.

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Cumulative Total Returns 2 (%)
Emerging Growth Fund--Class A Shares            Russell 2000 Growth Index
6/24/94-
5/22/96                       106.6                          73.4
5/22/96-
4/28/97                       -17.8                         -20.7
4/28/97-
4/21/98                        62.6                          50.6
10/8/98-
3/9/00                        -45.7                         -41.9
4/21/98-
10/8/98                       232.9                         183.5
3/9/00-
9/21/01                       -61.8                           -60

--------------------------------------------------------------------------------
1 December 31, 2000 to October 31, 2001.
2 Excluding sales charges. THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A
  SHARES AS OF OCTOBER 31, 2001, INCLUDING THE 5.50% MAXIMUM SALES CHARGE WERE:
  ONE-YEAR (40.93)%, FIVE-YEARS 1.84%, TEN-YEARS 5.56% PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. RETURNS LESS THAN ONE YEAR ARE CUMULATIVE.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

At the beginning of the third quarter earnings reporting season, numerous disappointing announcements sent the market on a downward path, setting the tone for the quarter. In addition, an increasing number of economists opined that the economy had slipped into a recession, an event that the market's earlier recovery had not fully discounted. The September 11, 2001 terrorist attacks caused a virtual shutdown of the US economy, leaving very little room for debate that we are in a recession, prompting the government to provide immediate and significant monetary stimulus with fiscal stimulus anticipated in the future.

The weak economy caused a number of Fund companies to pre-announce disappointing third quarter operating results. There have, however, been fewer pre-announcements among our holdings than in previous quarters and the immediate market reaction to those disappointments has been more varied, with the stocks rising in several instances. Managements of some technology-related companies have indicated improved near-term visibility and the belief that the third quarter may have marked a bottom in their business.

Supporting this anecdotal evidence of a bottom forming, a growing number of economists believe that the recession will be relatively short in duration with a rebound likely in the first half of 2002. For the first time in more than 25 years, both monetary and fiscal policy are expansionary, a combination which should lead to a strong recovery. Of particular significance to the markets are the observations that market bottoms typically precede turns in the economy by some six months and that an increase in liquidity (money supply) eventually leads to greater demand for stocks and resulting higher share prices.

In conclusion, we are cautiously optimistic about the near-term outlook for the Fund but continue to believe in the long-term potential. These are unprecedented times, and geopolitical events can have a significant impact on investor psychology. We remain committed to our investment strategy and are closely reviewing our current holdings as well as continuing to seek new investment opportunities.

/S/ Frederick L. Meserve, Jr.

Frederick L. Meserve, Jr.
Portfolio Manager EMERGING GROWTH FUND
November 16, 2001

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Emerging Growth Fund--Class A Shares, Russell 2000 Growth Index, S&P 500 Index, Russell 2000 Index and Lipper Multi Cap Growth Funds Average Growth of a $10,000 Investment (since inception)2

              Emerging    Russell 2000               Russell    Lipper Multi
            Growth Fund-    Growth       S&P 500      2000       Cap Growth
           Class A Shares    Index        Index       Index     Funds Average

06/15/88      $10,000      $10,000      $10,000      $10,000     $10,000
07/31/88        9,721        9,814        9,962        9,905       9,752
08/31/88        9,442        9,457        9,624        9,653       9,426
09/30/88        9,721        9,725       10,034        9,909       9,817
10/31/88        9,486        9,563       10,313        9,799       9,750
11/30/88        9,364        9,191       10,166        9,474       9,512
12/31/88       10,192        9,640       10,344        9,846       9,850
01/31/89       11,199       10,052       11,101       10,286      10,467
02/28/89       11,567       10,076       10,824       10,361      10,384
03/31/89       11,628       10,356       11,077       10,605      10,633
04/30/89       12,487       10,872       11,652       11,068      11,268
05/31/89       13,029       11,393       12,124       11,545      11,790
06/30/89       12,522       11,026       12,055       11,281      11,527
07/31/89       12,959       11,543       13,143       11,716      12,386
08/31/89       13,730       11,874       13,400       12,002      12,822
09/30/89       13,677       12,011       13,346       12,040      12,929
10/31/89       13,056       11,354       13,036       11,328      12,432
11/30/89       12,819       11,454       13,302       11,404      12,616
12/31/89       13,474       11,584       13,621       11,447      12,750
01/31/90       11,635       10,389       12,707       10,447      11,734
02/28/90       11,985       10,782       12,870       10,771      12,081
03/31/90       12,395       11,277       13,211       11,190      12,575
04/30/90       11,975       10,942       12,882       10,825      12,313
05/31/90       13,544       11,917       14,138       11,591      13,623
06/30/90       13,554       11,988       14,042       11,615      13,652
07/31/90       12,585       11,444       13,997       11,104      13,261
08/31/90       10,666        9,787       12,732        9,625      11,845
09/30/90        9,556        8,860       12,113        8,773      10,945
10/31/90        8,926        8,363       12,061        8,238      10,678
11/30/90       10,226        9,132       12,841        8,866      11,578
12/31/90       10,636        9,567       13,198        9,218      12,055
01/31/91       11,095       10,466       13,773       10,051      13,025
02/28/91       12,295       11,668       14,758       11,172      14,070
03/31/91       13,095       12,490       15,115       11,958      14,735
04/30/91       12,885       12,342       15,151       11,928      14,613
05/31/91       13,684       12,938       15,805       12,497      15,389
06/30/91       12,555       12,057       15,081       11,769      14,555
07/31/91       13,524       12,604       15,784       12,182      15,504
08/31/91       14,494       13,160       16,158       12,632      16,169
09/30/91       14,534       13,358       15,887       12,731      16,139
10/31/91       15,224       13,927       16,101       13,068      16,571
11/30/91       14,074       13,201       15,452       12,464      15,937
12/31/91       15,913       14,465       17,219       13,462      18,046
01/31/92       16,383       15,601       16,898       14,552      18,283
02/29/92       16,693       15,767       17,117       14,977      18,506
03/31/92       15,274       14,861       16,784       14,470      17,690
04/30/92       14,414       13,998       17,277       13,963      17,145
05/31/92       14,204       13,966       17,362       14,149      17,212
06/30/92       13,245       13,076       17,104       13,480      16,504
07/31/92       13,714       13,486       17,802       13,949      17,154
08/31/92       13,274       12,967       17,438       13,555      16,703
09/30/92       13,384       13,329       17,643       13,868      17,070
10/31/92       13,524       13,877       17,704       14,308      17,660
11/30/92       14,484       15,172       18,307       15,403      18,845
12/31/92       14,452       15,589       18,531       15,940      19,299
01/31/93       14,379       15,782       18,686       16,479      19,552
02/28/93       13,762       14,925       18,941       16,099      18,787
03/31/93       14,296       15,309       19,341       16,621      19,478
04/30/93       13,501       14,823       18,873       16,165      18,800
05/31/93       14,306       15,712       19,378       16,880      19,934
06/30/93       13,971       15,750       19,435       16,986      20,028
07/31/93       13,668       15,907       19,357       17,220      20,005
08/31/93       14,337       16,668       20,091       17,964      20,990
09/30/93       14,682       17,219       19,937       18,471      21,518
10/31/93       14,651       17,717       20,349       18,946      21,707
11/30/93       13,752       17,000       20,155       18,323      21,089
12/31/93       14,340       17,671       20,399       18,949      21,865
01/31/94       14,635       18,142       21,093       19,543      22,477
02/28/94       15,083       18,062       20,520       19,473      22,287
03/31/94       14,258       16,952       19,625       18,445      20,995
04/30/94       13,822       16,978       19,877       18,554      20,978
05/31/94       13,610       16,598       20,203       18,346      20,700
06/30/94       12,632       15,889       19,708       17,723      19,654
07/31/94       13,115       16,115       20,355       18,014      20,077
08/31/94       14,258       17,298       21,190       19,018      21,372
09/30/94       14,576       17,370       20,672       18,954      21,239
10/31/94       15,201       17,555       21,136       18,879      21,622
11/30/94       14,611       16,845       20,366       18,117      20,783
12/31/94       15,062       17,242       20,668       18,604      21,084
01/31/95       15,275       16,890       21,204       18,369      21,013
02/28/95       16,268       17,671       22,031       19,133      21,861
03/31/95       16,575       18,187       22,681       19,463      22,578
04/30/95       16,138       18,461       23,349       19,895      22,850
05/31/95       16,386       18,702       24,282       20,237      23,364
06/30/95       18,159       19,991       24,846       21,287      24,866
07/31/95       19,046       21,549       25,670       22,513      26,593
08/31/95       19,838       21,815       25,734       22,979      26,915
09/30/95       20,949       22,265       26,820       23,390      27,742
10/31/95       20,205       21,169       26,725       22,344      27,236
11/30/95       20,599       22,104       27,898       23,282      28,207
12/31/95       20,686       22,594       28,435       23,897      28,416
01/31/96       20,174       22,407       29,402       23,871      28,692
02/29/96       21,971       23,428       29,676       24,615      29,603
03/31/96       22,046       23,891       29,961       25,116      29,979
04/30/96       24,541       25,726       30,403       26,459      31,644
05/31/96       25,652       27,045       31,188       27,502      32,630
06/30/96       24,728       25,288       31,306       26,372      31,591
07/31/96       21,684       22,200       29,923       24,069      28,945
08/31/96       23,431       23,844       30,554       25,466      30,439
09/30/96       25,140       25,072       32,275       26,462      32,511
10/31/96       23,880       23,990       33,164       26,054      32,059
11/30/96       24,654       24,657       35,671       27,127      33,585
12/31/96       24,452       25,138       34,964       27,838      33,137
01/31/97       26,243       25,766       37,148       28,395      34,797
02/28/97       24,166       24,210       37,439       27,706      33,425
03/31/97       22,063       22,502       35,901       26,399      31,306
04/30/97       22,141       22,241       38,044       26,473      31,979
05/31/97       26,281       25,584       40,361       29,418      34,953
06/30/97       27,657       26,452       42,172       30,679      36,204
07/31/97       28,319       27,807       45,525       32,106      39,293
08/31/97       29,500       28,642       42,974       32,841      38,573
09/30/97       32,005       30,927       45,327       35,244      40,982
10/31/97       30,071       29,070       43,813       33,696      39,024
11/30/97       29,877       28,377       45,842       33,478      39,101
12/31/97       29,522       28,393       46,629       34,064      39,499
01/31/98       29,222       28,014       47,145       33,526      39,240
02/28/98       32,167       30,487       50,545       36,005      42,726
03/31/98       34,553       31,766       53,134       37,490      44,827
04/30/98       33,844       31,961       53,668       37,697      45,116
05/31/98       30,054       29,639       52,746       35,667      42,984
06/30/98       30,681       29,941       54,888       35,742      44,991
07/31/98       27,231       27,441       54,304       32,849      43,323
08/31/98       21,108       21,107       46,465       26,470      35,016
09/30/98       23,604       23,247       49,428       28,542      37,931
10/31/98       26,017       24,459       53,450       29,706      39,797
11/30/98       27,640       26,357       56,692       31,262      42,782
12/31/98       31,472       28,742       59,955       33,196      47,754
01/31/99       30,067       30,034       62,462       33,638      50,374
02/28/99       27,135       27,287       60,521       30,913      47,222
03/31/99       27,367       28,259       62,944       31,396      50,066
04/30/99       28,458       30,754       65,380       34,209      51,261
05/31/99       28,785       30,803       63,835       34,709      50,566
06/30/99       30,735       32,426       67,378       36,278      54,305
07/31/99       29,249       31,423       65,275       35,283      53,086
08/31/99       28,949       30,248       64,952       33,977      52,871
09/30/99       30,872       30,831       63,171       33,984      52,991
10/31/99       33,217       31,621       67,169       34,122      56,995
11/30/99       37,021       34,964       68,549       36,159      62,340
12/31/99       46,973       41,127       72,571       40,252      73,589
01/31/00       42,309       40,744       68,924       39,606      71,986
02/29/00       61,398       50,223       67,620       46,146      87,165
03/31/00       50,516       44,944       74,235       43,104      85,147
04/30/00       45,418       40,406       72,001       40,510      77,029
05/31/00       42,085       36,868       70,524       38,149      71,397
06/30/00       46,469       41,631       72,263       41,475      79,845
07/31/00       43,276       38,063       71,133       40,140      77,091
8/31/00        47,673       42,067       75,551       43,203      86,670
9/30/00        42,996       39,977       71,563       41,933      83,079
10/31/00       44,284       36,732       71,260       40,061      77,090
11/30/00       37,141       30,063       65,642       35,949      63,396
12/31/00       38,792       31,902       65,963       39,036      65,856
1/31/01        40,563       34,484       68,304       41,069      67,537
2/28/01        33,854       29,757       62,076       38,374      57,362
3/31/01        29,468       27,052       58,143       36,497      51,175
4/30/01        34,942       30,364       62,661       39,352      57,211
5/31/01        35,933       31,067       63,081       40,319      57,086
6/30/01        38,272       31,958       61,546       41,747      55,799
7/31/01        34,796       29,196       60,940       39,488      52,928
8/31/01        32,002       27,373       57,125       38,213      48,974
9/30/01        24,594       22,956       52,507       33,069      43,121
10/31/01       27,681       25,165       53,512       28,869      45,757

                                                CUMULATIVE TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended            1 Year 3 Years  5 Years 10 Years       Since   1 Year  3 Years  5 Years 10 Years    Since
   October 31, 2001                                          Inception 2                                  Inception 2

 Emerging Growth Fund
   Class A Shares          (37.49)%   6.39%   15.92%   81.83%    176.81%  (37.49)%    2.09%    3.00%    6.16%   7.91%
   Class B Shares          (37.95)%   3.99%   11.36%      --%     10.61%  (37.95)%    1.31%    2.18%      --%   1.90%
   Class C Shares          (38.02)%     --%      --%      --%    (36.69)% (38.02)%      --%      --%      --% (30.61)%
   Institutional Class     (37.35)%   7.19%   17.30%      --%     36.64%  (37.35)%    2.34%    3.24%      --%   5.34%
--------------------------------------------------------------------------------------------------------------------
 Russell 2000
   Growth Index 3          (31.50)%   2.87%    4.88%    80.69%   151.65%  (31.50)%    0.95%    0.96%    6.09%   7.17%
--------------------------------------------------------------------------------------------------------------------
 S&P 500 Index 4           (24.91)%   0.12%   61.36%   232.36%   435.12%  (24.91)%    0.04%   10.04%   12.76%  13.41%
--------------------------------------------------------------------------------------------------------------------
 Russell 2000 Index 5      (12.70)%  17.73%   34.24%   167.73%   249.74%  (12.70)%    5.59%    6.07%   10.35%   9.85%
--------------------------------------------------------------------------------------------------------------------
 Lipper Multi Cap Growth
   Funds Average 6         (43.31)%   8.52%   38.56%   177.08%   357.57%  (43.31)%    2.22%    6.16%   10.38%  11.72%

--------------------------------------------------------------------------------
THE FUND'S AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2001, INCLUDING THE MAXIMUM SALES CHARGES APPLICABLE TO EACH CLASS WERE: CLASS A SHARES--ONE-YEAR (40.93)%, FIVE-YEAR 1.84%, TEN-YEAR 5.56%, SINCE INCEPTION 7.45%; CLASS B
SHARES--ONE-YEAR  (41.05)%,  FIVE-YEAR  1.81%,  SINCE INCEPTION  1.73%;  CLASS C
SHARES--ONE-YEAR (38.64)%, SINCE INCEPTION (30.60)%. THE MAXIMUM SALES CHARGE FOR EACH CLASS IS AS FOLLOWS: CLASS A SHARES: 5.50%; CLASS B SHARES: A CONTINGENT DEFERRED SALES CHARGE ('CDSC') OF 5.00% DECLINING TO 0% AFTER SIX YEARS AND; CLASS C SHARES A CDSC OF 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
1 PAST  PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.  MARKET  VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE OF THE FUND. Investment return and principal value will fluctuate so that an investor's shares may be worth more or less than their original cost when redeemed. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of any sales charges. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure.
2 Inception dates: Class A Shares June 15, 1988, Class B Shares,  June 20, 1996,
  Class C Shares July 31, 2000, Institutional Class November 2, 1995. Benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning June 30, 1988.
3 Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
4 S&P 500 Index is an unmanaged index that measures the performance of 500 large
  US companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns. During the year ended October 31, 2001, the Fund changed its benchmark from the S&P 500 Index to the Russell 2000 Growth Index as it more closely reflects the sectors in which the Fund invests.
5 Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2000 smallest companies of the Russell 3000 Index, which measures the performance of the 3000 largest US companies based on total market capitalization. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
6 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION

The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the performance of each of the Fund's classes to that of an appropriate market index. This graph measures the growth of a $10,000 hypothetical investment (or the Fund class' minimum initial investment if that amount exceeds $10,000) from the inception date of the respective class through the end of the most recent fiscal year-end. The SEC also requires that we report the total return of each class, according to a standardized formula, for various time periods through the end of the most recent fiscal year.

Both the line graph and the SEC standardized total return figures include the impact of the 5.50% maximum initial sales charge for the Class A Shares and the contingent deferred sales charge applicable to the specified time periods for the Class B and Class C Shares. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge or for Class B or Class C Shares investors who continued to hold their shares past the end of the specified time period.

While the graphs and the total return figures are required by SEC rules, such comparisons are of limited utility since the total return of the Fund's classes are adjusted for sales charges and expenses while the total return of the indices are not. In fact, if you wished to replicate the total return of these indices, you would have to purchase the securities they represent, an effort that would require a considerable amount of money and would incur expenses that are not reflected in the index results.

The SEC total return figures may differ from total return figures in the Shareholder Letter and the Performance Comparison sections because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. Any performance figures shown are for the full period indicated.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION 1

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Emerging Growth Fund--Class A Shares, Russell 2000 Growth Index, S&P 500 Index, Russell 2000 Index and Lipper Multi Cap Growth Funds Average Growth of a $10,000 Investment (since inception)2

              Emerging    Russell 2000               Russell    Lipper Multi
            Growth Fund-    Growth       S&P 500      2000       Cap Growth
           Class A Shares   Index 3      Index 4     Index 5   Funds Average 6

6/15/88       $ 9,483      $10,000      $10,000      $10,000     $10,000
7/31/88         9,186        9,814        9,962        9,905       9,752
8/31/88         8,923        9,457        9,624        9,653       9,426
9/30/88         9,186        9,725       10,034        9,909       9,817
10/31/88        8,964        9,563       10,313        9,799       9,750
11/30/88        8,849        9,191       10,166        9,474       9,512
12/31/88        9,631        9,640       10,344        9,846       9,850
1/31/89        10,583       10,052       11,101       10,286      10,467
2/28/89        10,931       10,076       10,824       10,361      10,384
3/31/89        10,988       10,356       11,077       10,605      10,633
4/30/89        11,800       10,872       11,652       11,068      11,268
5/31/89        12,312       11,393       12,124       11,545      11,790
6/30/89        11,833       11,026       12,055       11,281      11,527
7/31/89        12,246       11,543       13,143       11,716      12,386
8/31/89        12,975       11,874       13,400       12,002      12,822
9/30/89        12,925       12,011       13,346       12,040      12,929
10/31/89       12,338       11,354       13,036       11,328      12,432
11/30/89       12,114       11,454       13,302       11,404      12,616
12/31/89       12,733       11,584       13,621       11,447      12,750
1/31/90        10,995       10,389       12,707       10,447      11,734
2/28/90        11,326       10,782       12,870       10,771      12,081
3/31/90        11,713       11,277       13,211       11,190      12,575
4/30/90        11,316       10,942       12,882       10,825      12,313
5/31/90        12,799       11,917       14,138       11,591      13,623
6/30/90        12,809       11,988       14,042       11,615      13,652
7/31/90        11,893       11,444       13,997       11,104      13,261
8/31/90        10,079        9,787       12,732        9,625      11,845
9/30/90         9,030        8,860       12,113        8,773      10,945
10/31/90        8,435        8,363       12,061        8,238      10,678
11/30/90        9,664        9,132       12,841        8,866      11,578
12/31/90       10,051        9,567       13,198        9,218      12,055
1/31/91        10,485       10,466       13,773       10,051      13,025
2/28/91        11,619       11,668       14,758       11,172      14,070
3/31/91        12,375       12,490       15,115       11,958      14,735
4/30/91        12,176       12,342       15,151       11,928      14,613
5/31/91        12,931       12,938       15,805       12,497      15,389
6/30/91        11,864       12,057       15,081       11,769      14,555
7/31/91        12,780       12,604       15,784       12,182      15,504
8/31/91        13,697       13,160       16,158       12,632      16,169
9/30/91        13,735       13,358       15,887       12,731      16,139
10/31/91       14,387       13,927       16,101       13,068      16,571
11/30/91       13,300       13,201       15,452       12,464      15,937
12/31/91       15,038       14,465       17,219       13,462      18,046
1/31/92        15,482       15,601       16,898       14,552      18,283
2/29/92        15,775       15,767       17,117       14,977      18,506
3/31/92        14,434       14,861       16,784       14,470      17,690
4/30/92        13,621       13,998       17,277       13,963      17,145
5/31/92        13,423       13,966       17,362       14,149      17,212
6/30/92        12,517       13,076       17,104       13,480      16,504
7/31/92        12,960       13,486       17,802       13,949      17,154
8/31/92        12,544       12,967       17,438       13,555      16,703
9/30/92        12,648       13,329       17,643       13,868      17,070
10/31/92       12,780       13,877       17,704       14,308      17,660
11/30/92       13,687       15,172       18,307       15,403      18,845
12/31/92       13,657       15,589       18,531       15,940      19,299
1/31/93        13,588       15,782       18,686       16,479      19,552
2/28/93        13,005       14,925       18,941       16,099      18,787
3/31/93        13,510       15,309       19,341       16,621      19,478
4/30/93        12,758       14,823       18,873       16,165      18,800
5/31/93        13,519       15,712       19,378       16,880      19,934
6/30/93        13,203       15,750       19,435       16,986      20,028
7/31/93        12,916       15,907       19,357       17,220      20,005
8/31/93        13,548       16,668       20,091       17,964      20,990
9/30/93        13,874       17,219       19,937       18,471      21,518
10/31/93       13,845       17,717       20,349       18,946      21,707
11/30/93       12,996       17,000       20,155       18,323      21,089
12/31/93       13,551       17,671       20,399       18,949      21,865
1/31/94        13,830       18,142       21,093       19,543      22,477
2/28/94        14,253       18,062       20,520       19,473      22,287
3/31/94        13,474       16,952       19,625       18,445      20,995
4/30/94        13,062       16,978       19,877       18,554      20,978
5/31/94        12,861       16,598       20,203       18,346      20,700
6/30/94        11,937       15,889       19,708       17,723      19,654
7/31/94        12,394       16,115       20,355       18,014      20,077
8/31/94        13,474       17,298       21,190       19,018      21,372
9/30/94        13,774       17,370       20,672       18,954      21,239
10/31/94       14,365       17,555       21,136       18,879      21,622
11/30/94       13,807       16,845       20,366       18,117      20,783
12/31/94       14,234       17,242       20,668       18,604      21,084
1/31/95        14,435       16,890       21,204       18,369      21,013
2/28/95        15,373       17,671       22,031       19,133      21,861
3/31/95        15,663       18,187       22,681       19,463      22,578
4/30/95        15,250       18,461       23,349       19,895      22,850
5/31/95        15,485       18,702       24,282       20,237      23,364
6/30/95        17,160       19,991       24,846       21,287      24,866
7/31/95        17,998       21,549       25,670       22,513      26,593
8/31/95        18,747       21,815       25,734       22,979      26,915
9/30/95        19,797       22,265       26,820       23,390      27,742
10/31/95       19,094       21,169       26,725       22,344      27,236
11/30/95       19,466       22,104       27,898       23,282      28,207
12/31/95       19,548       22,594       28,435       23,897      28,416
1/31/96        19,064       22,407       29,402       23,871      28,692
2/29/96        20,763       23,428       29,676       24,615      29,603
3/31/96        20,833       23,891       29,961       25,116      29,979
4/30/96        23,191       25,726       30,403       26,459      31,644
5/31/96        24,241       27,045       31,188       27,502      32,630
6/30/96        23,368       25,288       31,306       26,372      31,591
7/31/96        20,491       22,200       29,923       24,069      28,945
8/31/96        22,142       23,844       30,554       25,466      30,439
9/30/96        23,757       25,072       32,275       26,462      32,511
10/31/96       22,567       23,990       33,164       26,054      32,059
11/30/96       23,298       24,657       35,671       27,127      33,585
12/31/96       23,107       25,138       34,964       27,838      33,137
1/31/97        24,800       25,766       37,148       28,395      34,797
2/28/97        22,837       24,210       37,439       27,706      33,425
3/31/97        20,850       22,502       35,901       26,399      31,306
4/30/97        20,923       22,241       38,044       26,473      31,979
5/31/97        24,836       25,584       40,361       29,418      34,953
6/30/97        26,136       26,452       42,172       30,679      36,204
7/31/97        26,761       27,807       45,525       32,106      39,293
8/31/97        27,878       28,642       42,974       32,841      38,573
9/30/97        30,245       30,927       45,327       35,244      40,982
10/31/97       28,417       29,070       43,813       33,696      39,024
11/30/97       28,234       28,377       45,842       33,478      39,101
12/31/97       27,898       28,393       46,629       34,064      39,499
1/31/98        27,615       28,014       47,145       33,526      39,240
2/28/98        30,398       30,487       50,545       36,005      42,726
3/31/98        32,653       31,766       53,134       37,490      44,827
4/30/98        31,983       31,961       53,668       37,697      45,116
5/31/98        28,401       29,639       52,746       35,667      42,984
6/30/98        28,994       29,941       54,888       35,742      44,991
7/31/98        25,733       27,441       54,304       32,849      43,323
8/31/98        19,947       21,107       46,465       26,470      35,016
9/30/98        22,306       23,247       49,428       28,542      37,931
10/31/98       24,586       24,459       53,450       29,706      39,797
11/30/98       26,120       26,357       56,692       31,262      42,782
12/31/98       29,741       28,742       59,955       33,196      47,754
1/31/99        28,413       30,034       62,462       33,638      50,374
2/28/99        25,643       27,287       60,521       30,913      47,222
3/31/99        25,862       28,259       62,944       31,396      50,066
4/30/99        26,893       30,754       65,380       34,209      51,261
5/31/99        27,202       30,803       63,835       34,709      50,566
6/30/99        29,045       32,426       67,378       36,278      54,305
7/31/99        27,640       31,423       65,275       35,283      53,086
8/31/99        27,357       30,248       64,952       33,977      52,871
9/30/99        29,174       30,831       63,171       33,984      52,991
10/31/99       31,390       31,621       67,169       34,122      56,995
11/30/99       34,985       34,964       68,549       36,159      62,340
12/31/99       44,389       41,127       72,571       40,252      73,589
1/31/00        39,982       40,744       68,924       39,606      71,986
2/29/00        58,021       50,223       67,620       46,146      87,165
3/31/00        47,738       44,944       74,235       43,104      85,147
4/30/00        42,920       40,406       72,001       40,510      77,029
5/31/00        39,770       36,868       70,524       38,149      71,397
6/30/00        43,913       41,631       72,263       41,475      79,845
7/31/00        40,896       38,063       71,133       40,140      77,091
8/31/00        45,051       42,067       75,551       43,203      86,670
9/30/00        40,631       39,977       71,563       41,933      83,079
10/31/00       41,848       36,732       71,260       40,061      77,090
11/30/00       35,098       30,063       65,642       35,949      63,396
12/31/00       36,658       31,902       65,963       39,036      65,856
1/31/01        38,332       34,484       68,304       41,069      67,537
2/28/01        33,854       29,757       62,076       38,374      57,362
3/31/01        27,847       27,052       58,143       36,497      51,175
4/30/01        33,020       30,364       62,661       39,352      57,211
5/31/01        33,957       31,067       63,081       40,319      57,086
6/30/01        36,167       31,958       61,546       41,747      55,799
7/31/01        32,882       29,196       60,940       39,488      52,928
8/31/01        30,242       27,373       57,125       38,213      48,974
9/31/01        23,241       22,956       52,507       33,069      43,121
10/31/01       26,159       25,165       53,512       28,869      45,757

   TOTAL RETURNS                                    AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                        1 Year    5 Years   10 Years       Since
   October 31, 2001                                                  Inception 2

 Emerging Growth Fund--Class A Shares  (40.93)%     1.84%       5.56%      7.45%

--------------------------------------------------------------------------------
1 PAST  PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.  MARKET  VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE OF THE FUND. Investment return and principal value will fluctuate so that an investor's shares may be worth more or less than their original cost when redeemed. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's maximum 5.50% sales charge. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure.
2 The Class A Shares inception date is June 15, 1988.  Benchmark returns are for the period beginning June 30, 1988.
3 Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
4 S&P 500 Index is an unmanaged index that measures the performance of 500 large
  US companies. During the year ended October 31, 2001, the Fund changed its benchmark from the S&P 500 Index to the Russell 2000 Growth Index as it more closely reflects the sectors in which the Fund invests.
5 Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2000 smallest companies of the Russell 3000 Index, which measures the performance of the 3000 largest US companies based on total market capitalization.
6 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION 1

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Emerging Growth Fund--Class B Shares, Russell 2000 Growth Index, S&P 500 Index, Russell 2000 Index and Lipper Multi Cap Growth Funds Average Growth of a $10,000 Investment (since inception)2

              Emerging    Russell 2000               Russell    Lipper Multi
            Growth Fund-    Growth       S&P 500      2000       Cap Growth
           Class B Shares   Index 3      Index 4     Index 5   Funds Average 6

6/20/96       $ 9,796      $10,000      $10,000      $10,000       $10,000
7/31/96         8,571        8,779        9,558        9,127         9,117
8/31/96         9,273        9,429        9,760        9,656         9,589
9/30/96         9,945        9,915       10,309       10,034        10,260
10/31/96        9,435        9,487       10,593        9,879        10,129
11/30/96        9,738        9,751       11,394       10,286        10,592
12/31/96        9,626        9,941       11,168       10,556        10,426
1/31/97        10,321       10,189       11,866       10,767        10,950
2/28/97         9,503        9,574       11,959       10,506        10,470
3/31/97         8,670        8,898       11,468       10,010         9,827
4/30/97         8,691        8,795       12,152       10,038        10,026
5/31/97        10,310       10,117       12,892       11,155        10,992
6/30/97        10,959       10,460       13,471       11,633        11,391
7/31/97        11,214       10,996       14,542       12,174        12,414
8/31/97        11,676       11,326       13,727       12,452        12,195
9/30/97        12,659       12,230       14,479       13,364        13,003
10/31/97       11,890       11,496       13,995       12,777        12,394
11/30/97       11,801       11,222       14,643       12,694        12,384
12/31/97       11,653       11,228       14,895       12,916        12,453
1/31/98        11,533       11,078       15,059       12,713        12,397
2/28/98        12,686       12,056       16,146       13,653        13,465
3/31/98        13,626       12,562       16,972       14,216        14,165
4/30/98        13,336       12,639       17,143       14,294        14,322
5/31/98        11,834       11,721       16,848       13,524        13,666
6/30/98        12,200       11,840       17,533       13,553        14,357
7/31/98        10,820       10,852       17,346       12,456        13,855
8/31/98         8,386        8,347       14,842       10,037        11,273
9/30/98         9,368        9,193       15,789       10,823        12,180
10/31/98       10,318        9,672       17,073       11,264        12,812
11/30/98       10,952       10,423       18,109       11,854        13,777
12/31/98       12,465       11,366       19,151       12,588        15,453
1/31/99        11,902       11,877       19,952       12,755        16,345
2/28/99        10,732       10,791       19,332       11,722        15,373
3/31/99        10,815       11,175       20,106       11,905        16,438
4/30/99        11,239       12,162       20,884       12,972        16,850
5/31/99        11,366       12,181       20,391       13,161        16,567
6/30/99        12,123       12,823       21,523       13,756        17,810
7/31/99        11,532       12,426       20,851       13,379        17,467
8/31/99        11,405       11,962       20,747       12,884        17,521
9/30/99        12,150       12,192       20,179       12,886        17,603
10/31/99       13,067       12,505       21,456       12,939        18,995
11/30/99       14,558       13,827       21,896       13,711        20,835
12/31/99       18,459       16,264       23,181       15,263        24,570
1/31/00        16,615       16,112       22,016       15,018        24,050
2/29/00        24,088       19,861       21,600       17,498        28,930
3/31/00        19,804       17,773       23,713       16,345        28,189
4/30/00        17,795       15,979       22,999       15,361        25,370
5/31/00        16,478       14,580       22,527       14,466        23,495
6/30/00        18,374       16,463       23,083       15,727        26,352
7/31/00        17,101       15,052       22,722       15,221        25,512
8/31/00        19,011       16,636       24,133       16,382        28,672
9/30/00        17,116       15,809       22,859       15,901        27,376
10/31/00       17,625       14,526       22,762       15,191        25,231
11/30/00       14,741       11,888       20,968       13,632        20,480
12/31/00       15,395       12,616       21,071       14,802        21,267
1/31/01        16,091       13,637       21,818       15,573        21,796
2/28/01        13,387       11,768       19,829       14,551        18,276
3/31/01        11,619       10,698       18,573       13,839        16,162
4/30/01        13,811       12,007       20,016       14,922        18,146
5/31/01        14,193       12,286       20,150       15,289        18,013
6/30/01        15,222       12,621       19,659       15,817        17,774
7/31/01        13,822       11,544       19,466       14,960        16,784
8/31/01        12,695       10,823       18,247       14,477        15,456
9/31/01         9,734        9,077       16,772       12,528        13,233
10/31/01       10,961        9,950       17,093       13,262        14,059

   TOTAL RETURNS                                AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                 1 Year   5 Years      Since
   October 31, 2001                                              Inception 2

 Emerging Growth Fund--Class B Shares          (41.05)%     1.81%      1.73%

--------------------------------------------------------------------------------
1 PAST  PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.  MARKET  VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE OF THE FUND. Investment return and principal value will fluctuate so that an investor's shares may be worth more or less than their original cost when redeemed. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's contingent deferred sales charge applicable to the specified time periods. The contingent deferred sales charge for Class B shares decline over time from 5.00% to 0% after six years. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure.
2 The Class B Shares inception date is June 20, 1996.  Benchmark returns are for the period beginning June 30, 1996.
3 Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
4 S&P 500 Index is an unmanaged index that measures the performance of 500 large
  US companies. During the year ended October 31, 2001, the Fund changed its benchmark from the S&P 500 Index to the Russell 2000 Growth Index as it more closely reflects the sectors in which the Fund invests.
5 Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2000 smallest companies of the Russell 3000 Index, which measures the performance of the 3000 largest US companies based on total market capitalization.
6 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION 1

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Emerging Growth Fund--Class C Shares, Russell 2000 Growth Index, S&P 500 Index, Russell 2000 Index and Lipper Multi Cap Growth Funds Average Growth of a $10,000 Investment (since inception)2

              Emerging    Russell 2000               Russell    Lipper Multi
            Growth Fund-    Growth       S&P 500      2000       Cap Growth
           Class C Shares   Index 3      Index 4     Index 5   Funds Average 6

7/31/00         9,900       10,000       10,000       10,000        10,000
8/31/00        10,909       11,052       10,621       10,763        11,184
9/30/00         9,841       10,503       10,060       10,447        10,707
10/31/00       10,115        9,650       10,018        9,980         9,915
11/30/00        8,479        7,898        9,228        8,956         8,175
12/31/00        8,848        8,381        9,273        9,725         8,431
1/31/01         9,243        9,060        9,602       10,231         8,665
2/28/01         7,708        7,818        8,727        9,560         7,304
3/31/01         6,705        7,107        8,174        9,092         6,487
4/30/01         7,949        7,977        8,809        9,804         7,243
5/31/01         8,166        8,162        8,868       10,045         7,185
6/30/01         8,692        8,385        8,652       10,391         7,070
7/31/01         7,898        7,669        8,567        9,829         6,706
8/31/01         7,332        7,190        8,031        9,512         6,173
9/31/01         5,626        6,030        7,381        8,231         5,349
10/31/01        6,331        6,610        7,523        8,713         5,647

   TOTAL RETURNS                             AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                       1 Year       Since
   October 31, 2001                                           Inception 2

 Emerging Growth Fund--Class C Shares                (38.64)%    (30.60)%

--------------------------------------------------------------------------------
1 PAST  PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.  MARKET  VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE OF THE FUND. Investment return and principal value will fluctuate so that an investor's shares may be worth more or less than their original cost when redeemed. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's contingent deferred sales charge applicable to the specified time periods. The contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of purchase. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure.
2 The Class C Shares inception date is July 31, 2000.  Benchmark returns are for the period beginning July 31, 2001.
3 Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
4 S&P 500 Index is an unmanaged index that measures the performance of 500 large
  US companies. During the year ended October 31, 2001, the Fund changed its benchmark from the S&P 500 Index to the Russell 2000 Growth Index as it more closely reflects the sectors in which the Fund invests.
5 Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2000 smallest companies of the Russell 3000 Index, which measures the performance of the 3000 largest US companies based on total market capitalization.
6 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION 1

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Emerging Growth Fund--Institutional Class, Russell 2000 Growth Index,
S&P 500 Index, Russell 2000 Index and Lipper Multi Cap Growth Funds Average Growth of a $250,000 Investment (since inception)2

              Emerging      Russell 2000              Russell     Lipper Multi
            Growth Fund-      Growth       S&P 500      2000       Cap Growth
       Institutional Shares  Index 3      Index 4     Index 5   Funds Average 6

11/2/95       $250,000       $250,000     $250,000   $250,000      $250,000
11/30/95       249,450        261,035      260,975    260,504       259,098
12/31/95       251,800        266,819      266,002    267,377       260,350
1/31/96        245,700        264,610      275,051    267,089       262,322
2/29/96        267,475        276,676      277,610    275,414       271,284
3/31/96        268,525        282,146      280,278    281,020       274,671
4/30/96        298,950        303,807      284,410    296,047       290,135
5/31/96        312,500        319,387      291,753    307,713       299,797
6/30/96        301,250        298,634      292,858    295,078       290,886
7/31/96        264,275        262,177      279,919    269,305       265,974
8/31/96        285,575        281,586      285,824    284,940       279,221
9/30/96        306,725        296,087      301,920    296,076       298,193
10/31/96       291,200        283,314      310,238    291,513       294,333
11/30/96       300,800        291,193      333,688    303,524       308,247
12/31/96       298,475        296,870      327,076    311,479       303,663
1/31/97        320,325        304,286      347,510    317,704       318,552
2/28/97        295,000        285,908      350,234    310,000       305,250
3/31/97        269,525        265,733      335,844    295,373       286,885
4/30/97        270,475        262,660      355,893    296,196       293,016
5/31/97        321,125        302,138      377,561    329,148       320,549
6/30/97        338,200        312,383      394,503    343,253       331,720
7/31/97        346,275        328,388      425,873    359,226       361,250
8/31/97        360,850        338,243      402,011    367,445       354,482
9/30/97        391,375        365,235      424,023    394,340       377,592
10/31/97       367,950        343,298      409,861    377,017       360,039
11/30/97       365,575        335,112      428,835    374,579       360,309
12/31/97       361,425        335,301      436,200    381,135       363,240
1/31/98        357,750        330,828      441,025    375,120       361,203
2/28/98        393,825        360,036      472,833    402,858       392,038
3/31/98        423,425        375,138      497,051    419,472       411,519
4/30/98        414,125        377,439      502,047    421,794       415,969
5/31/98        367,725        350,017      493,418    399,077       397,133
6/30/98        375,550        353,593      513,465    399,917       416,929
7/31/98        333,325        324,067      507,992    367,542       402,654
8/31/98        258,500        249,258      434,662    296,173       327,244
9/30/98        289,100        274,530      462,386    319,350       353,969
10/31/98       318,700        288,849      500,006    332,375       372,650
11/30/98       338,650        311,256      530,333    349,789       399,900
12/31/98       385,675        339,423      560,859    371,434       447,699
1/31/99        368,550        354,690      584,312    376,370       474,075
2/28/99        332,825        322,245      566,153    345,886       445,276
3/31/99        335,650        333,722      588,822    351,286       476,109
4/30/99        348,950        363,193      611,605    382,764       488,309
5/31/99        353,275        363,769      597,158    388,355       479,667
6/30/99        377,200        382,930      630,304    405,916       515,115
7/31/99        359,075        371,089      610,623    394,778       505,291
8/31/99        355,425        357,211      607,602    380,168       507,413
9/30/99        379,025        364,101      590,945    380,251       509,412
10/31/99       407,950        373,427      628,341    381,791       551,314
11/30/99       454,850        412,912      641,252    404,587       603,430
12/31/99       577,175        485,688      678,877    450,387       713,548
1/31/00        519,975        481,168      644,765    443,154       699,395
2/29/00        754,875        593,119      632,559    516,335       841,454
3/31/00        621,225        530,773      694,442    482,292       822,276
4/30/00        558,550        477,183      673,549    453,270       741,503
5/31/00        517,775        435,399      659,730    426,853       687,178
6/30/00        571,700        491,644      675,994    464,062       767,808
7/31/00        532,450        449,510      665,426    449,132       744,153
8/31/00        586,725        496,792      706,758    483,401       836,165
9/30/00        529,375        472,112      669,446    469,194       797,352
10/31/00       545,250        433,789      666,616    448,249       735,326
11/30/00       457,325        355,027      614,060    402,235       599,014
12/31/00       478,000        376,752      617,066    436,780       621,781
1/31/01        499,750        407,246      638,959    459,521       636,458
2/28/01        417,100        351,422      580,697    429,370       534,681
3/31/01        363,150        319,472      543,910    408,367       474,134
4/30/01        430,750        358,584      586,177    440,313       532,150
5/31/01        443,000        366,889      590,105    451,136       528,049
6/30/01        471,875        376,895      575,742    466,713       520,373
7/31/01        429,175        344,742      570,075    441,450       491,033
8/31/01        394,775        323,212      534,383    427,192       452,594
9/31/01        303,450        271,060      491,182    369,687       388,529
10/31/01       341,600        297,137      500,592    391,321       412,243

   TOTAL RETURNS                                AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                             1 Year      5 Years       Since
   October 31, 2001                                              Inception 2

 Emerging Growth Fund--Institutional Class  (37.35)%       3.24%      5.34%

--------------------------------------------------------------------------------
1 PAST  PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.  MARKET  VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE OF THE FUND. Investment return and principal value will fluctuate so that an investor's shares may be worth more or less than their original cost when redeemed. All performance assumes the reinvestment of dividend and capital gain distributions. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure.
2 The Institutional Class inception date is November 2, 1995.  Benchmark returns are for the period beginning October 31, 1995.
3 Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
4 S&P 500 Index is an unmanaged index that measures the performance of 500 large
  US companies. During the year ended October 31, 2001, the Fund changed its benchmark from the S&P 500 Index to the Russell 2000 Growth Index as it more closely reflects the sectors in which the Fund invests.
5 Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2000 smallest companies of the Russell 3000 Index, which measures the performance of the 3000 largest US companies based on total market capitalization.
6 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

--------------------------------------------------------------------------------

                                    EXHIBIT C

                      MANAGEMENT DISCUSSION OF PERFORMANCE
                          BROWNIA SMALL-CAP GROWTH FUND


             [CURRENTLY IN DRAFT-WILL BE INSERTED IN PRE-EFFECTIVE FILING]

                                    EXHIBIT D

                              FINANCIAL HIGHLIGHTS
                           EMERGING GROWTH FUND, INC.


EMERGING GROWTH FUND, INC.

     The tables below provide a picture of the financial performance of each Fund class for the past five fiscal years (or since inception if a class has not been in operation for five years). Certain information presented reflects results for a single Fund shares. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PriceWaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available, upon request, free of charge.

INSTITUTIONAL SHARES
                                                                                           FOR THE YEARS ENDED OCTOBER 31,
                                                     2001              2000             1999              1998            1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR                  $31.94            $24.54           $19.17            $23.25          $19.15
                                                    ------            ------           ------            ------          ------

Income from Investment Operations
     Expenses in excess of income                   (0.26)1           (0.73)           (0.21)           (0.17)1          (0.26)
     Net realized and unrealized
       gain(loss) on investments                    (10.42)             8.89             5.58            (2.86)            5.10
                                                    ------            ------           ------            ------          ------

Total from investment operations                    (10.68)             8.16             5.37            (3.03)            4.84
                                                    ------            ------           ------            ------          ------

DISTRIBUTIONS TO SHAREHOLDERS
     Net realized short-term gains                      --             (0.36)              --            (0.21)          (0.21)
     Net realized long-term gains                    (3.98)            (0.40)              --            (0.84)          (0.53)
                                                    ------            ------           ------            ------          ------

Total Distributions                                  (3.98)            (0.76)              --            (1.05)          (0.74)
                                                    ------            ------           ------            ------          ------

NET ASSET VALUE, END OF YEAR                        $17.28            $31.94           $24.54            $19.17          $23.25
                                                    ======            ======           ======            ======          ======

TOTAL INVESTMENT RETURN                            (37.35)%           33.65%           28.01%           (13.39)%         26.36%
Supplemental Data and Ratios:
     Net assets, end of year
       (000s omitted)                               $1,236            $2,358           $7,578            $6,243         $13,068
     Ratios to average net assets:
       Expenses in excess of income                  (1.08)%           (0.88)%          (0.94)%           (0.76)%         (0.74)%
       Expenses                                       1.18%             1.07%            1.15%             1.16%           1.19%
     Portfolio turnover rate                            24%               36%              38%               23%             42%

1        Calculated based on average shares.

EMERGING GROWTH FUND, INC.

CLASS A SHARES
                                                                                           FOR THE YEARS ENDED OCTOBER 31,
                                                     2001              2000             1999              1998            1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR                  $31.62            $24.36           $19.08            $23.17          $19.14
                                                    ------            ------           ------            ------          ------

Income from Investment Operations
     Expenses in excess of income                   (0.31)1           (0.30)           (0.28)           (0.22)1          (0.18)
     Net realized and unrealized
       gain(loss) on investments                    (10.29)             8.41             5.56             (2.82)           4.95
                                                    ------            ------           ------            ------          ------

Total from Investment operations                    (10.60)             8.02             5.28             (3.04)           4.77
                                                    ------            ------           ------            ------          ------

DISTRIBUTIONS TO SHAREHOLDERS
     Net realized short-term gains                      --             (0.36)              --             (0.21)          (0.21)
     Net realized long-term gains                    (3.98)            (0.40)              --             (0.84)          (0.53)
                                                    ------            ------           ------            ------          ------

Total Distributions                                  (3.98)            (0.76)              --             (1.05)          (0.74)
                                                    ------            ------           ------            ------          ------

NET ASSET VALUE, END OF YEAR                        $17.04            $31.62           $24.36            $19.08          $23.17
                                                    ======            ======           ======            ======          ======

TOTAL INVESTMENT RETURN2                           (37.49)%           33.32%           27.67%           (13.48)%         25.93%
Supplemental Data and Ratios:
     Net assets, end of year
       (000s omitted)                               $43,024          $84,322           $70,236          $65,247         $71,123
     Ratios to average net assets:
       Expenses in excess of income                 (1.33)%          (1.14)%           (1.19)%          (1.03)%         (0.97)%
       Expenses                                       1.43%            1.32%             1.40%            1.41%           1.44%
     Portfolio turnover rate                            24%              36%               38%              23%             42%

1        Calculated based on average shares.
2        Total return excludes the effect of sales charge.

EMERGING GROWTH FUND, INC.

CLASS B SHARES
                                                                                           FOR THE YEARS ENDED OCTOBER 31,
                                                     2001              2000             1999              1998            1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR                  $30.46            $23.67           $18.69            $22.88          $19.10
                                                    ------            ------           ------            ------          ------

Income from Investment Operations
     Expenses in excess of income                   (0.47)1           (0.45)           (0.56)            (0.37)1         (0.18)
     Net realized and unrealized
       gain(loss) on investments                    (9.81)              8.00             5.53            (2.77)            4.70
                                                    ------            ------           ------            ------          ------

Total from investment operations                    (10.28)             7.55             4.98            (3.14)            4.52
                                                    ------            ------           ------            ------          ------

DISTRIBUTIONS TO SHAREHOLDERS
     Net realized short-term gains                     --             (0.36)               --            (0.21)          (0.21)
     Net realized long-term gains                   (3.98)            (0.40)               --            (0.84)          (0.53)
                                                    ------            ------           ------            ------          ------

Total Distributions                                 (3.98)            (0.76)               --            (1.05)          (0.74)
                                                    ------            ------           ------            ------          ------

NET ASSET VALUE, END OF YEAR                        $16.20            $30.46           $23.67            $18.69          $22.88
                                                    ======            ======           ======            ======          ======

TOTAL INVESTMENT RETURN2                            (37.95)%          32.32%           26.65%            (14.11)%        24.69%
Supplemental Data and Ratios:
     Net assets, end of year
       (000s omitted)                               $2,758            $8,136           $3,662            $5,155          $5,719
     Ratios to average net assets:
       Expenses in excess of income                 (2.08)%           (1.89)%          (1.94)%           (1.77)%         (1.73)%
       Expenses                                       2.18%             2.07%            2.15%             2.16%           2.19%
     Portfolio turnover rate                            24%               36%              38%               23%             42%

1        Calculated based on average shares.
2        Total return excludes the effect of sales charge.

EMERGING GROWTH FUND, INC.

CLASS C SHARES                                                                                                  FOR THE PERIOD
                                                                                         For the                JULY 31, 20001
                                                                                      Year Ended                   THROUGH
                                                                                October 31, 2001               OCTOBER 31, 2000
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                                                $30.47                        $29.83
                                                                                    ------                        ------

Income from Investment Operations
     Expenses in excess of income                                                    (0.45)2                       (0.14)
     Net realized and unrealized gain(loss) on investments                           (9.86)                         0.78
                                                                                    ------                        ------

Total from investment operations                                                    (10.31)                         0.64
                                                                                    ------                        ------

DISTRIBUTIONS TO SHAREHOLDERS
     Net realized long-term gains                                                   (3.98)                            --
                                                                                    ------                        ------

Total Distributions                                                                 (3.98)                            --
                                                                                    ------                        ------

NET ASSET VALUE, END OF PERIOD                                                      $16.18                        $30.47
                                                                                    ======                        ======

TOTAL INVESTMENT RETURN3                                                            (38.02)%                        2.15%
Supplemental Data and Ratios:
      Net assets, end of year (000s omitted)                                          $113                          $102
      Ratios to average net assets:
         Expenses in excess of income                                               (2.08)%                       (1.89)%4
         Expenses                                                                     2.18%                         2.07%4
     Portfolio turnover rate                                                            24%                           36%

1        Commencement of operations.
2        Calculated based on average shares.
3        Total return excludes the effect of sales charge.
4        Annualized.

                                    EXHIBIT E

                              FINANCIAL HIGHLIGHTS
                          BROWNIA SMALL-CAP GROWTH FUND

         The following table is inteended to help you understand the BrownIA Fund's financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an invetsment in the Bornw IA Fund (assuming the reinvetsment of all distributions. This information has been audited by _____________________. The BrownIA Fund/s financial statements and the auditir;s report are included in the BrownIA Funds Annual Report dated _______________ which is available upon request, without charge.


                                                                                        BROWNIA SMALL-CAP FUND
                                                                                          YEAR ENDED MAY 31,
                                                                      ------------------------------------------------------------
                                                                              2002                2001                2000(1)
                                                                      --------------------- ------------------ -------------------
SELECTED DATA FOR A SINGLE SHARE
Beginning Net Asset Value                                                                        $13.82             $10.00
Income from Investment Operations:
     Net Investment Income (Loss)                                                                 (0.10)             (0.10)
     Net Realized and Unrealized Gain (Loss) on Investments                                       (1.56)              3.92
                                                                                                  ------            ------
Total from Investment Operations                                                                  (1.66)              3.82
Less Distributions:
     From Net Investment Income                                                                      --                 --
     From Net Realized Gains                                                                      (0.29)                --
      In Excess of Realized Gains                                                                 (0.20)                --
Total Distributions                                                                               (0.49)                --
Ending Net Asset Value                                                                           $11.67             $13.82
OTHER INFORMATION
Ratios to Average Net Assets(2)
     Net Expenses                                                                                  1.25%              1.25%
     Gross Expenses(3)                                                                             1.25%              1.35%
     Net Investment Income(Loss)                                                                  (0.95)%            (0.80)%
Total Return                                                                                     (12.08)%            38.20%
Portfolio Turnover Rate                                                                              25%                30%
Net Assets at End of Period (in thousands)                                                     $107,656             $87,959

1 BrownIA Small-Cap Growth Fund - Institutional Shares commenced operations on June 28, 1999.

2    Financial  highlights  for A  Shares,  B  Shares  and C Shares  of  BrownIA
     Small-Cap Growth Fund are not reflected as those share classes had not commenced operations prior to the date of this Prospectus. All ratios for periods less than a year are annualized.

3    Reflects   expense  ratio  in  the  absense  of  fee  waivers  and  expense reimbursements.

                       STATEMENT OF ADDITIONAL INFORMATION

                   FORUM FUNDS - BROWNIA SMALL-CAP GROWTH FUND

                                 AUGUST __, 2002

          This Statement of Additional Information supplements the Combined Proxy Statement/Prospectus dated August __, 2002 relating to:

          (1) the proposed transfer of substantially all of the assets and liabilities of the Emerging Growth Fund, Inc. (the "Fund") to BrownIA Small-Cap Growth Fund (the "BrownIA Fund"), a series of Forum Funds (the "Trust") in exchange for shares of the BrownIA Fund (the "Reorganization").

     This Statement of Addition Information includes this page and the Pro Forma financial statements for the BrownIA Fund after the Reorganization and as of May 31, 2002, which follows as Appendix A.

         The following documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

     1.   The  Statement of Additional  Information  for the Fund dated March 1,
          2002.

     2. The Statement of Additional Information for the BrownIA Fund dated August __, 2002.

     3.   The Annual Report of the Fund dated October 31, 2001.

     4.   The Semi-Annual Report of the Fund dated April 30, 2002.

     5.   The Annual Report of the BrownIA Fund dated ____________.

         This Statement of Additional Information is not a Prospectus; a Combined Proxy Statement/Prospectus dated August __, 2002, relating to the Reorganization may be obtained without charge by writing [Transfer Agent], [Street Address], [City], [State] [Zip Code] or call (800) XXX-XXXX. This Statement of Additional Information relates to, and should be read in conjunction with, such Prospectus/Proxy Statement and the documents incorporated by reference herein.

                       STATEMENT OF ADDITIONAL INFORMATION

            PRO FORMA FINANCIAL STATEMENTS OF THE BROWNIA FUND POST-
                     REORGANIZATION AND AS OF MAY 31, 2002

                                   APPENDIX A

BROWNIA SMALL CAP GROWTH FUND
PRO FORMA STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE TWELVE-MONTHS ENDED MAY 31, 2002
--------------------------------------------------------------------------------

                                                                                      DEUTSCHE ASSET
                                                                         BROWNIA        MANAGEMENT                   PRO FORMA
                                                                        SMALL-CAP        EMERGING                    COMBINED
                                                                       GROWTH FUND      GROWTH FUND  ADJUSTMENTS       FUND
                                                                      --------------- -------------- ----------- --------------

INVESTMENT INCOME
   Interest income                                                          $ 84,913       $ 46,712         $ -      $ 131,625
                                                                      --------------- -------------- ----------- --------------

EXPENSES
   Investment advisory fees                                                1,254,288        679,193     117,476      2,050,957
   Administrator fees                                                        118,598              -      60,224        178,822
   Transfer agency fees                                                       21,294         78,153      13,703        113,150
   Custody fees                                                               23,889         21,653     (14,232)        31,310
   Accounting fees                                                            39,000         49,076     (13,076)        75,000
   Reporting fees                                                              8,159         59,888     (57,547)        10,500
   Professional fees                                                          38,756         96,121    (100,977)        33,900
   Trustees fees and expenses                                                  5,462          5,221      (4,309)         6,374
   Distribution fees:
     A Shares                                                                      -        123,605        (184)       123,421
     B Shares                                                                      -         33,367         (52)        33,315
     C Shares                                                                      -          1,310           -          1,310
   Compliance fees                                                            27,625         44,931     (25,517)        47,039
   Miscellaneous expenses                                                     19,277          7,820      (2,616)        24,481
                                                                      --------------- -------------- ----------- --------------
      Total Expenses                                                       1,556,348      1,200,338     (27,107)     2,729,579
   Fees waived and expenses reimbursed                                             -        (65,096)    (28,235)       (93,331)
                                                                      --------------- -------------- ----------- --------------
      Net Expenses                                                         1,556,348      1,135,242     (55,342)     2,636,248
                                                                      --------------- -------------- ----------- --------------
NET INVESTMENT LOSS                                                       (1,471,435)    (1,088,530)     55,342     (2,504,623)
                                                                      --------------- --------------  ---------- --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments:
    Investment transactions                                               (7,917,121)       869,906           -     (7,047,215)
    Redemption in-kind                                                             -     14,917,207           -     14,917,207
Net change in unrealized appreciation (depreciation) on investments      (29,483,534)   (35,369,141)          -    (64,852,675)
                                                                      --------------- -------------- ----------- --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                   (37,400,655)   (19,582,028)          -    (56,982,683)
                                                                      --------------- -------------- ----------- --------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ (38,872,090) $ (20,670,558)   $ 55,342  $ (59,487,306)
                                                                      =============== ============== =========== ==============

BROWNIA SMALL CAP GROWTH FUND
PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2002
--------------------------------------------------------------------------------

                                                                                 DEUTSCHE ASSET
                                                                      BROWNIA      MANAGEMENT                 PRO FORMA
                                                                     SMALL-CAP      EMERGING                  COMBINED
                                                                    GROWTH FUND   GROWTH FUND   ADJUSTMENTS     FUND
                                                                    ------------- ------------- ----------- -------------

Assets
   Total investments, at value (Cost $142,306,957and $38,045,177,   $ 126,424,955 $ 43,703,793         $ -  $ 170,128,748
     respectively)
   Cash                                                                         -          817           -            817
   Receivable for interest                                                  7,524           20           -          7,544
   Receivable for securities sold                                               -      617,931           -        617,931
   Receivable for fund shares sold                                        126,162        8,973           -        135,135
   Prepaid expenses and other receivables                                   6,661       53,621           -         60,282
                                                                    ------------- ------------- ----------- --------------
      Total Assets                                                    126,565,302   44,385,155           -    170,950,457
                                                                    ------------- ------------- ----------- --------------

Liabilities
   Payable for securities purchased                                             -      282,702           -        282,702
   Payable for fund shares redeemed                                       201,404       57,207           -        258,611
   Payable to transfer agent                                                    -       16,510           -         16,510
   Payable to custodian                                                         -        7,838           -          7,838
   Payable to accountant                                                        -        3,321           -          3,321
   Payable to administrator                                                10,533            -           -         10,533
   Payable to investment adviser                                          115,330       32,693           -        148,023
   Accrued expenses and other liabilities                                  38,817       96,381           -        135,198
                                                                    ------------- ------------- ----------- --------------
      Total Liabilities                                                   366,084      496,652           -       862,736
                                                                    ------------- ------------- ----------- --------------

Net Assets                                                          $ 126,199,218 $ 43,888,503         $ -  $ 170,087,721
                                                                    ============= ============= =========== ==============

Components Of Net Assets
     Paid-in capital                                                $ 155,194,661 $ 30,293,179         $ -    185,487,840
     Undistributed net investment loss                                          -     (393,659)          -       (393,659)
     Unrealized appreciation (depreciation) on investments            (13,113,441)   5,658,617           -     (7,454,824)
     Accumulated net realized gain (loss)                             (15,882,002)   8,330,366           -     (7,551,636)
                                                                    ------------- ------------- ----------- --------------
Net Assets                                                          $ 126,199,218 $ 43,888,503         $ -  $ 170,087,721
                                                                    ============= ============= =========== ==============

Shares Of Beneficial Interest
   A shares                                                            15,277,210    2,248,166  2,483,544(b)  20,008,920
   B shares                                                                   N/A      140,700    139,838(b)     280,538
   C shares                                                                   N/A       10,351     10,257(b)      20,608
   Institutional shares                                                       N/A       28,499    149,208(b)     280,521
   BIAT shares                                                                N/A      102,814          -            N/A(a)

Net Asset Value:
   A shares                                                                $ 8.26      $ 17.38          -         $ 8.26(c)
   B shares                                                                   N/A      $ 16.47          -         $ 8.26(c)
   C shares                                                                   N/A      $ 16.45          -         $ 8.26(c)
   Institutional shares                                                       N/A      $ 17.65          -         $ 8.26
   BIAT shares                                                                N/A      $ 17.64          -            N/A

Offering Price Per Share (NAV / (1-Maximum Sales Load)):
   A shares                                                                $ 8.26      $ 18.39          -         $ 8.74
   B shares                                                                   N/A      $ 16.47          -         $ 8.26
   C shares                                                                   N/A      $ 16.45          -         $ 8.26
   Institutional shares                                                       N/A      $ 17.65          -         $ 8.26
   BIAT shares                                                                N/A      $ 17.64          -            N/A

Maximum Sales Load:
   A shares                                                                 0.00%        5.50%          -          5.50%
   B shares                                                                   N/A        0.00%          -          0.00%
   C shares                                                                   N/A        0.00%          -          0.00%
   Institutional shares                                                       N/A        0.00%          -          0.00%
   BIAT shares                                                                N/A        0.00%          -            N/A

(a) BIAT shares are combining into Institutional shares for the Pro Forma Combined Fund
(b)  Reflects the increase of shares outstanding due to the combination.
(c)  Redemption price may be reduced by contingent deferred sales charge.

BROWNIA SMALL-CAP GROWTH FUND
PRO FORMA COMBINED SCHEDULE OF INVESTMENTS (Unaudited)
MAY 31, 2002

                                                                                           DEUTSCHE ASSET
                                                                            BROWNIA          MANAGEMENT           PRO FORMA
                 Total                                                     SMALL-CAP          EMERGING             COMBINED
                Shares                 Security Description               GROWTH FUND       GROWTH FUND              FUND
       --------------- -----------------------------------------------  --------------     --------------     ---------------
Common Stock                                                                     95.6%              98.7%               96.4%

       Autos & Transportation                                                     8.6%               7.4%                8.3%
               324,658 Atlantic Coast Airlines Holdings, Inc. +            $ 5,344,488        $ 1,737,031         $ 7,081,519
               227,239 Forward Air Corp. +                                   5,447,170          1,505,327           6,952,497
                                                                        ---------------     --------------     ---------------
                                                                            10,791,658          3,242,358          14,034,016
                                                                        ---------------     --------------     ---------------

       Consumer Discretionary                                                    26.5%              28.0%               26.9%
               256,369 Apollo Group, Inc. +                                  6,679,087          2,402,384           9,081,471
               101,367 Bright Horizons Family Solutions, Inc. +              2,266,544            739,210           3,005,754
               182,502 CoStar Group, Inc. +                                  2,933,074          1,057,402           3,990,476
               276,149 Edison Schools, Inc. +                                  215,671            342,479             558,150
               310,700 Getty Images, Inc. +                                  7,903,191          2,630,104          10,533,295
                84,858 Hot Topic, Inc. +                                     1,643,315            466,225           2,109,540
                97,450 Krispy Kreme Doughnuts, Inc. +                        2,794,215            905,782           3,699,997
               113,669 MemberWorks, Inc. +                                   1,032,225            932,396           1,964,621
               213,262 O'Charleys, Inc. +                                    3,703,890          1,313,849           5,017,739
                88,259 Princeton Review, Inc. +                                532,472            154,070             686,542
               339,579 QRS Corp. +                                           2,483,063            927,349           3,410,412
               101,906 Tweeter Home Entertainment Group, Inc. +              1,297,101            410,785           1,707,886
                                                                        ---------------     --------------     ---------------
                                                                            33,483,848         12,282,035          45,765,883
                                                                        ---------------     --------------     ---------------

       Financial Services                                                         3.0%               3.3%                3.1%
               345,177 Digital Insight Corp. +                               3,814,575          1,458,713           5,273,288

       Health Care                                                               18.3%              18.8%               18.4%
                39,946 Affymetrix, Inc. +                                      956,707                  -             956,707
               518,659 ArthroCare Corp. +                                    4,396,853          2,025,457           6,422,310
                27,956 Aspect Medical Systems, Inc. +                          104,939             67,990             172,929
               405,117 Eclipsys Corp. +                                      4,544,742          1,579,661           6,124,403
                22,784 Emisphere Technologies, Inc.                                  -            349,051             349,051
                98,928 EPIX Medical, Inc. +                                    745,397            317,998           1,063,395
               181,182 Incyte Genomics, Inc. +                               1,007,261            362,233           1,369,494
                46,467 Neose Technologies, Inc. +                              370,698            272,485             643,183
               204,253 SonoSite, Inc. +                                      2,709,566            676,667           3,386,233
               379,078 Sunrise Assisted Living, Inc. +                       8,267,131          2,594,419          10,861,550
                                                                        ---------------     --------------     ---------------
                                                                            23,103,294          8,245,961          31,349,255
                                                                        ---------------     --------------     ---------------

       Materials & Processing                                                     2.7%               2.7%                2.7%
                69,854 Symyx Technologies +                                    858,381            333,841           1,192,222
               120,915 Trex Co., Inc. +                                      2,532,888            831,195           3,364,083
                                                                        ---------------     --------------     ---------------
                                                                             3,391,269          1,165,036           4,556,305
                                                                        ---------------     --------------     ---------------

       Producer Durables                                                         10.3%              10.8%               10.4%
               143,875 AstroPower, Inc. +                                    3,580,636          1,302,998           4,883,634
               302,964 ATMI, Inc. +                                          6,108,713          2,249,192           8,357,905
               412,882 Powerwave Technologies, Inc. +                        3,312,262          1,202,346           4,514,608
                                                                        ---------------     --------------     ---------------
                                                                            13,001,611          4,754,536          17,756,147
                                                                        ---------------     --------------     ---------------

       Technology                                                                26.2%              27.7%               26.6%
               207,404 Alpha Industries, Inc. +                              1,598,994            618,453           2,217,447
                81,236 Digimarc Corp. +                                        788,442            293,996           1,082,438
               405,416 Documentum, Inc. +                                    4,289,688          1,465,045           5,754,733
               826,903 I-Many, Inc. +                                        2,751,036          1,064,498           3,815,534
               220,891 i2 Technologies, Inc. +                                 658,979            170,292             829,271
               164,645 Novadigm, Inc. +                                        877,485            271,208           1,148,693
                18,504 Power Integrations, Inc. +                              371,038             43,358             414,396
               267,484 RSA Security, Inc. +                                  1,162,511            398,162           1,560,673
               493,242 SIPEX Corp. +                                         3,540,045          1,176,885           4,716,930
                80,061 Synopsys, Inc. +                                      2,851,625          1,061,258           3,912,883
               426,452 Synplicity, Inc. +                                    2,096,640            757,269           2,853,909
               518,849 Tekelec, Inc. +                                       4,158,444          1,338,825           5,497,269
               312,185 Tripath Technology, Inc. +                              266,786            135,442             402,228
               497,332 WebEx Communications, Inc. +                          5,228,627          2,111,020           7,339,647
               467,961 Wind River Systems, Inc. +                            2,369,989          1,255,443           3,625,432
                                                                        ---------------     --------------     ---------------
                                                                            33,010,329         12,161,154          45,171,483
                                                                        ---------------     --------------     ---------------

Total Common Stock (Cost $136,478,586 and $37,651,177 respectively)        120,596,584         43,309,793         163,906,377
                                                                        ===============     ==============     ===============

Short-Term Investments                                                            4.6%               0.9%                3.7%
             5,828,371 Deutsche Cash Management Fund                         5,828,371                  -           5,828,371
               394,000       Goldman Sachs & Co. Repurchase Agreement                -            394,000             394,000
                                                                        ---------------     --------------     ---------------
Total Short-Term Investments (Cost $5,828,371 and $394,000 respectively)     5,828,371            394,000           6,222,371

Total Investments - Costs                                                  142,306,957         38,045,177         180,352,134
Total Investments -Value                                                $  126,424,955      $  43,703,793      $  170,128,748

+  Non-income producing security.

                       Net Assets                                          126,199,218         43,888,503         170,087,721
                       Stock As % of NA                                          95.6%              98.7%               96.4%
                       Stock As % of Total Investments                           95.4%              99.1%               96.3%

BROWNIA SMALL CAP GROWTH FUND
PRO FORMA CAPITALIZATION (UNAUDITED)
MAY 31, 2002


The following table sets forth the capitalization of BrownIA Small Cap Growth Fund and Deutsche Asset Management Emerging Growth Fund, and indicates the pro forma combined capitalization as of May 31, 2002 as if the reorganization had occurred on that date.

                                                DEUTSCHE
                                BROWNIA     ASSET MANAGEMENT    PRO FORMA
                               SMALL CAP        EMERGING        COMBINED
                             GROWTH FUND      GROWTH FUND         FUND

Net assets                   126,199,218      43,888,503      170,087,721

Net asset value per share:
     A Shares                       8.26           17.38             8.26
     B Shares                        N/A           16.47             8.26
     C Shares                        N/A           16.45             8.26
     Institutional Shares            N/A           17.65             8.26
     BIAT Shares                     N/A           17.64              N/A

Shares outstanding:
     A Shares                 15,277,210       2,248,166       20,008,920 (a)
     B Shares                        N/A         140,700          280,538 (b)
     C Shares                        N/A          10,351           20,608 (c)
     Institutional Shares            N/A          28,499          280,521 (d)
     BIAT Shares                     N/A         102,814              N/A


Shares authorized              Unlimited       Unlimited        Unlimited

(a) Reflects BrownIA A shares plus an increased share amount from converted Deutsche Emerging Growth Fund A Shares (15,277,210 + 2,248,166 + 2,483,544 (conversion increase) = 20,008,920).
(b) Reflects an conversion increase of shares of 139,838 from the Deutsche Emerging Growth Fund B Shares total.
(c) Reflects an conversion increase of shares of 10,257 from the Deutsche Emerging Growth Fund C Shares total.
(d) Reflects an conversion increase of shares of 32,392 from the Deutsche Emerging Growth Fund Institutional Shares total, plus a conversion increase of shares of 116,816 from the Deutsche Emerging Growth Fund BIAT Shares total.

PRO FORMA FOOTNOTES REGARDING THE REORGANIZATION OF EMERGING GROWTH FUND, INC. INTO BROWNIA SMALL-CAP GROWTH FUND AS OF MAY 31, 2002 (UNAUDITED)

NOTE 1.  BASIS OF COMBINATION

The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of Emerging Growth Fund, Inc. (the "Fund") into BrownIA Small-Cap Growth Fund, a series of Forum Funds (the "BrownIA Fund), as if such reorganization had taken place as of May 31, 2002, the fiscal year-end of BrownIA Fund. The following notes refer to the accompanying pro forma financial statements as if the above-mentioned reorganization of the Fund with and into the BrownIA Fund had taken place as of May 31, 2000. For purposes of these Pro Forma statements, the data for the BrownIA Fund is for the twelve month period ended May 31, 2002 while the data for the Fund is for the twelve month period ended April 30, 2002.

Under the terms of the Agreement and Plan of Reorganization, the reorganization of the Fund and the BrownIA Fund should be treated as a tax free business combination and accordingly will be accounted for by a method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Fund in exchange for shares of the BrownIA Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Fund and the BrownIA Fund have been combined using data from the fund as of April 30, 2002 and data from the BrownIA Fund as of May 31, 2002.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedules of investments of the Fund and the BrownIA Fund which have been incorporated by reference into this Statement of Additional Information.

NOTE 2.  SHARES OF BENEFICIAL INTEREST

Under the proposed reorganization, the Fund will receive shares of the BrownIA Fund with an aggregate value equal to the Fund's net assets transferred to the BrownIA Fund. Shareholders will receive shares of a comparable class of the BrownIA Fund equal in value to aggregate value of the shares of the Fund class in which they invest. Accordingly, shareholders of a Fund class will become shareholders of a comparable class of the BrownIA Fund.

The Pro Forma net asset value per share assumes that additional shares of the BrownIA Fund would have been issued on May 31, 2002 as a result of the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on net assets of the Fund and the net asset value per share of the BrownIA Fund as of May 31, 2002.

NOTE 3.  PRO FORMA ADJUSTMENTS

The accompanying pro forma financial statements include an adjustment to reflect a distribution of net realized gain from the Fund to their shareholders as if the distribution had occurred prior to May 31, 2002.

The Pro Forma Statement of Operations assumes similar rates of gross investment income for the Fund's and the BrownIA Fund's investments. Accordingly, the combined gross investment income is equal to the sum of each of the Fund's and the BrownIA Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, administration, custody, shareholder servicing and distribution fees of the combined fund and/or any related waivers and reimbursements are based on the fee schedule in effect for the BrownIA Fund based on the average net assets of Fund for the twelve months and April 30, 2002 and on the average net assets of the BrownIA Fund for the twelve months ended May 31, 2002.

--------------------------------------------------------------------------------
                      IMPORTANT NOTICE: PLEASE COMPLETE THE
            ENCLOSED PROXY BALLOT AND RETURN IT AS SOON AS POSSIBLE.
--------------------------------------------------------------------------------

                      SHORT INTERMEDIATE INCOME FUND, INC.
                                [Street Address]
                           [City], [State], [Zip Code]

                                 ________, 2002

Dear Valued Shareholder:

         Enclosed is a Notice of Special Meeting of Shareholders (the "Special Meeting"). The Special Meeting has been scheduled for 10:00 a.m. on September __, 2002 at the offices of __________________________________, [Address],
[City], [State] [Zip Code]. The accompanying Combined Proxy Statement/Prospectus describes the proposals being presented for your consideration. Shareholders of the Short-Intermediate Income Fund, Inc. (the "Fund") are being asked to approve the reorganization of the Fund into the BrownIA Short-Intermediate Income Fund (the "BrownIA Fund"), a series of Forum Funds, another registered investment company (the "Reorganization").

         The Board of Directors of the Fund (the "Board") has unanimously approved the Reorganization and believes that the reorganization is in the best interests of the Fund's shareholders. Under the Reorganization, Fund shareholders will exchange their Fund shares for an equal value of shares of the BrownIA Fund. As a result, Fund shareholders holding Institutional Shares will receive Institutional Shares of the BrownIA Fund and Fund shareholders holding A Shares will receive A Shares of the BrownIA Fund. Enclosed is further information about the Reorganization including a Combined Proxy Statement/Prospectus and a proxy card.

         Important information about the Reorganization:

     o The Fund and the BrownIA Fund pursue the same investment objectives and sinilar investment strategies and investment policies.

     o The Fund and the BrownIA Fund will have similar portfolio holdings and the same portfolio managers.

     o    The Fund and the BrownIA Fund have the same net operating expenses.

     The Board believes that the Reorganization is important and recommends that you read the enclosed materials carefully and then FOR the proposal. Please choose one of the following options to vote:

     o By mail: Complete the enclosed proxy card and return it in the postage-paid envelope provided.

     o    By Telephone: Call the Toll-Free number on your proxy card.
     o    By Internet: Log on to WWW.PROXYVOTE.COM
     o    Attend the Special Meeting (details enclosed).

     Brown Investment Advisory Incorporated, the Fund's investment subadviser and the BrownIA Fund's investment adviser, has agreed to pay all of the expenses of the reorganization so that shareholders will not bear these costs.

--------------------------------------------------------------------------------
WHETHER OR NOT YOU EXPECT TO ATTEND THE SPECIAL MEETING, PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND MAIL IT PROMPTLY IN THE ENCLOSED ENVELOPE IN ORDER TO ASSURE REPRESENTATION OF YOUR SHARES (UNLESS YOU ARE VOTING BY TELEPHONE OR THROUGH THE INTERNET). NO POSTAGE NEED BE AFFIXED IF THE PROXY CARD IS MAILED IN THE UNITED STATES. THE PROXY IS REVOCABLE AT ANY TIME PRIOR TO ITS USE.
--------------------------------------------------------------------------------

         IF   YOU   HAVE   ANY   QUESTIONS   CONCERNING   THE   COMBINED   PROXY
STATEMENT/PROSPECTUS OR THE PROCEDURES TO BE FOLLOWED TO EXECUTE AND DELIVER A PROXY, PLEASE CONTACT [______________________] AT 1-800-XXX-XXXX.


                                        Very truly yours,

                                        Richard T. Hale
                                        President
                                        Short-Intermediate Income Fund, Inc.

                      SHORT-INTERMEDIATE INCOME FUND, INC.
                                [Street Address]
                           [City], [State], [Zip Code]


                               _____________, 2002

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                               SEPTEMBER __, 2002

To the Shareholders of Short-Intermediate Income Fund, Inc.:

         A special meeting of shareholders of the Short-Intermediate Income Fund, Inc. (the "Fund") will be held on September __, 2002 at 10:00 a.m. (Eastern Time) at the offices of ____________________ to consider the following:

1. A proposal to approve the Agreement and Plan of Reorganization (the "Plan") between Short-Intermediate Income Fund, Inc. (the "Fund") and Forum Funds (the "Trust"). Under the Plan, the Fund will transfer all of its assets and liabilities to BrownIA Short-Intermediate Income Fund ("BrownIA Fund"), a series of the Trust, in exchange for shares of the BrownIA Fund. The Fund will then distribute the shares received from the BrownIA Fund proportionately to its shareholders and then terminate; and

2.       Any other business that properly comes before the meeting.

         Enclosed with this notice is a Combined Proxy Statement/Prospectus which includes information relevant to the proposed transaction. A form of the Plan is attached as Exhibit A to the Combined Proxy Statement/Prospectus.

         Shareholders of record of the Fund as of the close of business on ____, 2002 are entitled to vote at the meeting and any related follow-up meetings. This notice and related Combined Proxy Statement/Prospectus are first being mailed to shareholders of the Fund on or about __________________, 2002. This Proxy is being solicited by the Board of Directors of the Fund.

--------------------------------------------------------------------------------
WHETHER OR NOT YOU EXPECT TO ATTEND THE SPECIAL MEETING, PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND MAIL IT PROMPTLY IN THE ENCLOSED ENVELOPE IN ORDER TO ASSURE REPRESENTATION OF YOUR SHARES (UNLESS YOU ARE VOTING BY TELEPHONE OR THROUGH THE INTERNET). NO POSTAGE NEED BE AFFIXED IF THE PROXY CARD IS MAILED IN THE UNITED STATES. THE PROXY IS REVOCABLE AT ANY TIME PRIOR TO ITS USE.
--------------------------------------------------------------------------------

         IF   YOU   HAVE   ANY   QUESTIONS   CONCERNING   THE   COMBINED   PROXY
STATEMENT/PROSPECTUS OR THE PROCEDURES TO BE FOLLOWED TO EXECUTE AND DELIVER A PROXY, PLEASE CONTACT [______________________] AT 1-800-XXX-XXXX.

                                        By Order of the Board of Directors,

                                        Daniel O. Hirsch
                                        Secretary
                                        Short-Interemdiate Income Fund, Inc.

               YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWNED ON THE RECORD DATE.

                           PROXY STATEMENT/PROSPECTUS

                               ____________, 2002

                          Acquisition of the Assets of
                      SHORT-INTERMEDIATE INCOME FUND, INC.

                                [STREET ADDRESS]
                           [CITY], [STATE] [ZIP CODE}
                               [TELEPHONE NUMBER]

                   By and In Exchange for shares of beneficial
                                   interest of

                     BROWNIA SHORT-INTERMEDIATE INCOME FUND
                                   a series of

                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                 (XXX) XXX-XXXX

         On June 25, 2002, the Board of Directors of Short-Intermediate Income Fund, Inc. (the "Board") approved the reorganization of the Short-Intermediate Income Fund, Inc. (the "Fund") into BrownIA Short-Intermediate Income Fund (the "BrownIA Fund"), a series of Forum Funds (the "Trust"), subject to approval by the Fund's shareholders. Each of the Fund and the Trust is an open-end management investment company. The Fund is comprised of one series and the Trust is comprised of numerous separate series, including the BrownIA Fund.

         The reorganization contemplates that the Fund will transfer all of its assets and liabilities to the BrownIA Fund in exchange, on a tax-free basis, for Institutional Shares and A Shares of the BrownIA Fund. The Fund will then distribute the shares received to its shareholders on a tax-free basis. As a result, Fund shareholders holding Institutional Shares will receive Institutional Shares of the BrownIA Fund and Fund shareholders holding A Shares will receive A Shares of the BrownIA Fund. After the reorganization is completed, the Fund will terminate.

         Please read the Combined Proxy Statement/Prospectus carefully and retain it for future reference. This document sets forth concisely the information about the reorganization that you should know before investing in the BrownIA Fund. A Statement of Additional Information dated August __, 2002 has been filed with the Securities and Exchange Commission ("SEC") regarding the reorganization and is incorporated into this Combined Proxy Statement/Prospectus by reference.

         The Prospectus and Statement of Additional Information dated August __, 2002 for the BrownIA Fund are incorporated by reference into this Combined Proxy Statement/Prospectus. Copies of this information, are available upon request without charge by writing or calling:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 540-6807

         The Fund's Prospectus for Institutional Shares, the Fund's Prospectus for A Shares and the Fund's Statement of Additional Information, each dated May 1, 2002, are incorporated by reference into this Combined Proxy Statement/ Prospectus. Copies of this information are available upon request without charge by writing or calling:

                                [Transfer Agent]
                                [Street Address]
                           [City], [State] [Zip Code]
                                  (XXX) XXX-XXX

         Shareholders may also view or obtain copies of this Combined Proxy Statement/Prospectus, the materials incorporated by reference herein or additional information regarding the Fund or the BrownIA Fund from the Securities and Exchange Commission's ("SEC") Website, HTTP;//WWW.SEC.GOV.

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES   OR   PASSED   UPON   THE   ADEQUACY   OF   THIS   COMBINED    PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND AND THE BROWNIA FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, AND ANY OTHER U.S. GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND AND THE BROWNIA FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINICPAL.

                                TABLE OF CONTENTS

SUMMARY.........................................................................4
      The Proposed Reorganization...............................................4
      Comparison of Fees........................................................5
      Comparison of Business Structures.........................................7
      Comparison of Investment Objectives and Principal Investment Strategies...8
      Comparison of Investment Advisory Services and Fees.......................8
      Comparison of Other Service Providers.....................................10
      Comparison of Class Structures............................................10
      Comparison of Sales Charges...............................................11
      Comparison of Purchase, Redemption and Exchange Privileges................12
      Comparison of Minimum/Subsequent Investment Requirements..................14
      Comparison of Distribution Policies.......................................15
      Comparison of Distribution and Shareholder Service Fees...................15
      Comparison of Net Asset Value Calculation Procedures......................15
INVESTMENT RISKS................................................................15
       General Risks............................................................15
       Specific Risks...........................................................16
INFORMATION ABOUT THE REORGANIZATION............................................16
      General Description of the Reorganization and Plan........................16
      Securities to be Issued...................................................17
      Reasons for the Reorganization............................................18
INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES
  AND CERTAIN OTHER POLICIES....................................................19
      Investment Objectives.....................................................20
      Principal Investment Strategies...........................................21
      Other Investment Policies.................................................21
TAXATION........................................................................22
     Tax Consequences of Distributions..........................................22
     Tax Consequence of the Reorganization......................................22
PERFORMANCE.....................................................................24
CAPITALIZATION..................................................................24
VOTING INFORMATION..............................................................25
ADDITIONAL INFORMATION..........................................................27
     Legal Matters..............................................................27
     Experts....................................................................28
     Information Filed with the Securities and Exchange Commission..............28
EXHIBIT A:  Form of Agreement and Plan of Reorganization........................A-1
EXHIBIT B:  Management's Discussion of Performance - Short-
                     Intermediate Income Fund, Inc..............................B-1

                                     SUMMARY

         This section summarizes the important terms of the proposed reorganization as well as certain information regarding the Short-Intermediate Income Fund, Inc. (the "Fund") and the BrownIA Short-Intermediate Income Fund (the "BrownIA Fund"), a series of Forum Funds (the "Trust"). The information set forth in this section is only a summary of and is qualified in its entirety by the information contained elsewhere in this Combined Proxy Statement/Prospectus or in the documents incorporated by reference herein.

         For a detailed discussion of the topics discussed in this Summary regarding the Fund, see the Fund's Prospectus for Institutional Shares or the Fund's Prospectus for A Shares and the Fund's Statement of Additional Information, each dated May 1, 2002, and the Statement of Additional Information to this Proxy Statement/Prospectus dated August __, 2002. For a detailed discussion of the topics discussed in this Summary regarding the BrownIA Fund, see the BrownIA Fund's Prospectus dated August __2002, the BrownIA Fund's Statement of Additional Information dated August __, 2002 and the Statement of Additional Information dated August __, 2002 to this Combined Proxy Statement/Prospectus.

THE PROPOSED REORGANIZATION

         On June 25, 2002, the Fund's Board of Directors (the "Board") unanimously voted to approve the reorganization of the Fund into and with the BrownIA Fund (the "Reorganization") pursuant to an Agreement and Plan of Reorganization (the "Plan") between the Fund and the Trust.

         For the reasons set forth in the section entitled "Information About the Reorganization - Reasons for the Reorganization," the Board, including the Directors who are not "interested persons" as defined in the Investment Company Act of 1940, as amended ("Disinterested Directors"), unanimously concluded that the Reorganization is in the best interests of the Fund's shareholders and recommends that you approve the Plan. The Board also concluded that the economic interests of the Fund's shareholders would not be diluted as a result of the Reorganization. The Board considered a variety of different factors prior to forming these conclusions including, but not limited to: (1) the similarities of the investment objectives and policies of the Fund and the BrownIA Fund; (2) the expenses of the Fund and the BrownIA Fund; (3) the tax-free nature of the Reorganization; and (4) the fact that Brown Investment Advisory Incorporated ("Brown") has agreed to pay the costs associated with the Reorganization.

         Under the Plan, the Fund will transfer all of its assets and liabilities to the BrownIA Fund. In exchange for the transfer of assets and liabilities, the BrownIA Fund will issue a number of full and fractional shares of Institutional Shares and A Shares to the Fund equal in value to the net assets transferred to the BrownIA Fund in connection with the Reorganization. The Fund will then distribute to its shareholders of record all shares of the BrownIA Fund received by the Fund and terminate. You will receive, on a tax-free basis, shares of the corresponding class of the BrownIA Fund equal in value to your share of the net assets of the Fund class you hold as of 4:00 P.M., Eastern time, on the Closing Date (as defined in the Plan). Specifically, shareholders of the Fund's Institutional Shares will receive Institutional Shares of the BrownIA Fund while shareholders of the

Fund's A Shares will receive A Shares of the BrownIA Fund. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the Reorganization.

COMPARISON OF FEES

         The following tables depict the various fees and expenses that you will bear from an investment in the Fund and the BrownIA Fund prior to the Reorganization and the Pro Forma expenses of the BrownIA Fund after the Reorganization.

   SHORT-INTERMEDIATE INCOME FUND, INC./BROWNIA SHORT-INTERMEDIATE INCOME FUND
                    FEES/EXPENSES PRIOR TO THE REORGANIZATION
                             AS OF DECEMBER 31, 2001

                                                                                          BROWNIA SHORT INTERMEDIATE
                                                           SHORT-INTERMEDIATE INCOME            INCOME FUND(4)
                                                                    FUND(1)
                                                           INSTITUTIONAL     A SHARES      INSTITUTIONAL     A SHARES
                                                              SHARES                          SHARES
Shareholder Fees (fees paid directly from
your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of the offering price)                              None            1.50%           None            None
Maximum Deferred Sales Charge (Load) (as a percentage
of amount redeemed)                                            None            0.50%(2)        None            None

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM
FUND ASSETS)
Management Fees                                                0.35%           0.35%           None            None
Distribution (12b-1) Fees                                      None            0.25%           None            None
Other Expenses                                                 0.30%           0.30%           None            None
TOTAL ANNUAL FUND OPERATING EXPENSES                           0.65%           0.90%           None            None
Fee Waiver and Expense Reimbursement                           0.20%(3)      0.20%(3)          None            None
NET ANNUAL FUND OPERATING EXPENSES                             0.45%           0.70%           None            None

(1)      Based on amounts incurred during the Fund's fiscal year ended December 31, 2001 stated as a percentage of total assets.
(2)      Applicable only on purchases of $1 million or more.
(3)      Investment Company Capital Corp., the Fund's investment adviser, has contractually agreed, through April 30, 2003, to waive a portion of its fees and reimburse certain expenses to the extent that annual  fund  expenses of  Institutional  Shares  exceed  0.45% of that class'  average  daily net assets and to the extent  that  annual  fund expenses of A Shares  exceeds  0.70% of that class'  average  daily net assets.
(4)      The BrownIA Fund did not exist as of December 31, 2001 and therefore had no assets or expenses.

                     BROWNIA SHORT-INTERMEDIATE INCOME FUND
                PRO FORMA FEES/EXPENSES AFTER THE REORGANIZATION
                           AS OF DECEMBER 31, 2001(1)

                                                                                  INSTITUTIONAL          A
                                                                                     SHARES            SHARES
                                                                                ------------------ ---------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
the offering price)                                                                    N/A             1.50%
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)
                                                                                       N/A             0.50%
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
Management Fees                                                                       0.35%            0.35%
Distribution (12b-1) Fees                                                              N/A             0.25%
Other Expenses                                                                        0.31%            0.34%
TOTAL ANNUAL FUND OPERATING EXPENSES                                                  0.66%            0.94%
Waivers and Reimbursements(2)                                                         0.21%            0.24%
NET ANNUAL FUND OPERATING EXPENSES                                                    0.45%            0.70%

(1) Pro Forma amounts based on combined net assets of the Fund and the BrownIA Fund as if the Reorganization had occurred on December 31, 2001.

(2) Brown has contractually agreed, through September 30, 2003, to waive a portion of its fees and reimburse certain fund expenses to the extent that annual fund expenses of Institutional Shares exceed 0.45% of that class' average daily net assets and to the extent that annual fund expenses of A Shares exceed 0.70% of that class' average daily net assets.

EXAMPLE

         The following is a hypothetical example intended to help you compare the cost of investing in the Fund prior to the Reorganization and in the BrownIA Fund after the Reorganization. This example assumes that you invest $10,000 in a class of the Fund and the BrownIA Fund for the time periods indicated, you pay the maximum sales charge, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual rate of return, that the Fund's and the BrownIA Fund's operating expenses remain the same as stated in the above tables and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                      1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                                  --------------- --------------- -------------- ---------------
Short-Intermediate Income Fund, Inc.
  (prior to the Reorganization)(1)
    Institutional Shares                                     $46            $188           $342            $791
    A Shares                                                $220            $413           $622          $1,223
BrownIA Short-Intermediate Income Fund
  (after the Reorganization)(1)
    Institutional Shares                                     $46            $190           $348            $804
    A Shares                                                $222            $426           $648          $1,287

(1) The costs for 1 Year takes into account fee waivers and/or expense reimbursements.

COMPARISON OF BUSINESS STRUCTURES

         The Fund is an open-end registered management investment company. The Fund was incorporated under the laws of Maryland on April 16, 1990 and commenced operations on May 13, 1991. The business of the Fund is managed under the direction of the Board. Presently, there is only one series of the Fund. The Fund offers two share classes - Institutional Shares and A Shares.

         The BrownIA Fund is a series of the Trust, another open-end registered management investment company. The Trust commenced operations on March 24, 1980 as a Maryland corporation and was reorganized as a Delaware business trust on January 5, 1996. The business of the Trust and the BrownIA Fund is managed under the direction of the Trust's Board of Trustees (the "Trust Board"). Presently, there are twenty-four series of the Trust, including the BrownIA Fund. The BrownIA Fund and its share classes will not commence operations prior to the Reorganization. After the Reorganization, the BrownIA Fund will offer two share classes - Institutional Shares and A Shares.

         The Board and the Trust's Board formulate the general policies of the Fund and the BrownIA Fund, respectively. The Board and the Trust's Board also meet periodically to review performance of the Fund and the BrownIA Fund, respectively, to monitor investment activities and practices of the applicable fund and to discuss other matters affecting the applicable fund.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

         The following table compares the investment objectives and principal investment strategies of the Fund and the BrownIA Fund.

     COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

                            INVESTMENT OBJECTIVE
                         PRINCIPAL INVESTMENT STRATEGIES

--------------------------- ------------------------ -----------------------------------------------------------------
Short-Intermediate Income   High level of            o  Normally, the Fund invests at least 80% of its assets,
Fund, Inc.                  current income              at the time the security is purchased, in U.S. Government
                            consistent with             securities, corporate debt, mortgage-backed securities and
                            preservation of             asset-backed securities.
                            principal within an      o  Normally, the Fund's portfolio will have an average
                            intermediate-term           maturity of three (3) to five (5) years and a maximum
                            maturity structure.         duration of four (4) years.
                                                     o  The  Fund  primarily  invests  in  mortgage-backed  and asset-backed  securities  rated in the  highest  credit
                                                        rating  category  by  Standard & Poor's  Ratings  Group
                                                        ("S&P") or Moody's Investors Services, Inc. ("Moody's")
                                                        for  mortgage-backed  and  asset-backed  securities and
                                                        within  the  top  three  rating  categories  of S&P and
                                                        Moody's for corporate debt. The Fund may also invest in
                                                        mortgage-backed   and   asset-backed   securities   and
                                                        corporate  debt  securities  that are  unrated if Brown
                                                        deems  them to be of  comparable  quality  to the rated
                                                        securities that the Fund may invest in.
BrownIA Short-              High level of current    o  Normally, the Fund invests at least of 80% of its net assets
Intermediate Income         income consistent with      (including borrowings),  at the time a security is purchased, in
Fund                        preservation of             short and intermediate-term fixed income securities such as
                            principal within an         U.S. Government securities, corporate debt securities,
                            intermediate-term           mortgage-backed securities and asset-backed securities.
                            maturity structure.      o  Normally,  the  Fund's  portfolio  will have an average maturity of three (3) to (5) years.
                                                     o  The  Fund  primarily  invests  in  mortgage-backed  and asset-backed  securities and corporate debt  securities
                                                        rated in the top four rating categories by a nationally
                                                        recognized  statistical rating organization  ("NRSRO"),
                                                        including but not limited to S&P and Moody's.  The Fund
                                                        may also  invest in  mortgage-backed  and  asset-backed
                                                        securities  and  corporate  debt  securities  that  are
                                                        unrated if Brown deems them to be of comparable quality
                                                        to the rated securities that the Fund may invest in.

COMPARISON OF INVESTMENT ADVISORY SERVICES AND FEES

     Investment Company Capital Corp. ("ICCC") is the Fund's investment adviser. ICCC is a wholly owned subsidiary of Deutsche Bank AG and is located at One
South Baltimore Street, Baltimore, Maryland 21202. ICCC is also the investment adviser to other mutual funds in the Deutsche Asset Management, Inc. ("Deutsche") family of funds.

     Under the Investment Advisory Agreement with the Fund, ICCC makes the investment decisions on behalf of the Fund. ICCC has delegated this responsibility to Brown although ICCC continues to supervise the performance of Brown and reports thereon to the Fund's Board. Prior to

May 1, 2001, Brown Investment Advisory & Trust Company, Brown's parent company provided sub-advisory services to the Fund. As compensation for its services, ICCC is entitled to receive an annual fee from the Fund, at the following annual rates based upon the Fund's average daily net assets: 0.35% of the first $1 billion, 0.30% of the next $500 million and 0.25% of that portion in excess of $1.5 billion. As compensation for providing sub-advisory services, Brown is entitled, and prior to May 1, 2001, Brown Investment Advisory & Trust Company was entitled, to receive a fee from ICCC at an annual rate based upon the Fund's average daily net assets: 0.23% of the first $1 billion, 0.20% of the next $500 million and 0.16% of that portion in excess of $1.5 billion. ICCC has contractually agreed to waive its investment advisory fee and reimburse Fund expenses to the extent that the total expenses of the Fund's Institutional Shares exceed 0.45% of that class' average annual daily net assets and to the extent the total expenses of the Fund's A Shares exceed 0.70% of that class' average daily net assets. Brown has, and prior to May 1, 2000 Brown Investment Advisory & Trust Company had, agreed to waive its fees in proportion to any fee waivers by ICCC during the term of the agreement. For the fiscal year ended December 31, 2001, ICCC waived a portion of its investment advisory and only received a fee of 0.15% of the Fund's average daily net assets. For the period January 1, 2001 through April 30, 2001, Brown Investment Advisory & Trust Company waived $35,142 of its sub-advisory fee and received $17,120 from ICCC. For the period of May 1, 2002 through December 31, 2001, Brown waived $70,284 of its sub-advisory fee and received $34,239 from ICCC.

     Mr. Paul D. Corbin and Ellen D. Harvey are responsible for the day-to-day management of the Fund. Mr. Corbin has twenty-four (24) years of investment experience and has been co-managing the Fund since 1991 when he was a Portfolio Manager with Alex. Brown Incorporated (predecessor to Deutsche Bank Securities, Inc.) and its predecessors. In 1998, Mr. Corbin joined Brown Investment Advisory & Trust Company where he is a Partner. Mr. Corbin is also a Partner of Brown Investment Advisory & Trust Company. From 1984-1991, Mr. Corbin served as the Senior Vice President in charge of Fixed Income Portfolio Management at First National Bank of Maryland. Mr. Corbin earned a BA in Economics from the University of Virginia and an MBA in Finance and Investments from The George Washington University.

     Ms. Harvey has sixteen (16) years of investment experience and has been co-managing the Fund since she joined Brown and its affiliates in 2000. From 1996 through 2000, Ms. Harvey was a Fixed Income Portfolio Manager and Principal at Morgan Stanley Dean Witter Investment Management. Prior to that, and from 1989 to 1996, Ms. Harvey was a Partner and a Fixed Income Portfolio Manager at Miller Anderson & Sherrerd, LP, an investment adviser. Ms. Harvey earned a BA in Economics from Princeton University and an MA in Economics from The George Washington University.

     Brown is the BrownIA Fund's investment adviser. Brown is a Maryland corporation and is located at 19 South Street, Baltimore, Maryland 21202. Brown is a fully owned subsidiary of Brown Investment Advisory & Trust Company, a trust company operating under the laws of Maryland. Brown Investment Advisory & Trust Company is a fully-owned subsidiary of Brown Capital Holdings Incorporated, a holding company incorporated under the laws of Maryland in 1998. Prior to June 1998, Brown Investment Advisory & Trust Company operated as a subsidiary of Bankers

Trust Company under the name of Alex. Brown Capital Advisory & Trust Company. Brown and its affiliates have provided investment advisory and management services to clients for over 8 years.

         Under an Investment Advisory Agreement with the Trust, Brown will make investment decisions on behalf of the BrownIA Fund. As compensation for its services, Brown will receive a fee identical to the fee ICCC receives to perform advisory services for the Fund. A committee of investment professionals, which includes Mr. Corbin and Ms. Harvey, will make all investment decisions for the BrownIA Fund and no other person is primarily responsible for making recommendations to that committee.

         As of June 30, 2002, ICCC had approximately $___ billion of assets under management while Brown had approximately $___ billion of assets under management.

COMPARISON OF OTHER SERVICE PROVIDERS

         ICCC serves as the Fund's administrator, fund accountant and transfer agent while its affiliate, Deutsche Bank Trust Company Americas serves as the Fund's custodian. ICC Distributors, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. and an operating subsidiary of Forum Financial Group, LLC ("Forum").

         Forum and its affiliates (collectively "Forum") will provide services to the BrownIA Fund. Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., will be the distributor (principal underwriter) of the BrownIA Fund's shares. Forum Administrative Services, LLC will provide administrative services to the BrownIA Fund, Forum Accounting Services, LLC will be the BrownIA Fund's accountant, Forum Shareholder Services, LLC will be the BrownIA Fund's transfer agent and Forum Trust, LLC will be the BrownIA Fund's custodian.

COMPARISON OF CLASS STRUCTURES

         The  Fund  and  the  BrownIA  Fund  offer  two  (2)  share   classes  -
Institutional Shares and A Shares.

         You may purchase Institutional Shares of the Fund or the BrownIA Fund if you are any of the following:

     o An eligible institution (e.g. a financial institution, a corporation, trust, estate or educational, religious or charitable institution).
     o    An employee benefit plan with assets of at least $50 million.
     o A registered investment adviser or financial planner purchasing shares on behalf of a clients and charging asset-based or hourly fees

Institutional Shares of the Fund are also available for purchase by clients of the private banking division of Deutsche Bank AG and any director or trustee of any mutual fund advised or administered by Deutsche or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

         A Shares of the Fund and the BrownIA Fund are offered to retail investors.

COMPARISON OF SALES CHARGES

         The sales charges for the Fund and the BrownIA Fund are identical. Institutional Shares of the Fund and the BrownIA Fund are not associated with a front-end or deferred sales charge. An initial sales charge is assessed on purchases of A Shares of both the Fund and the BrownIA Fund as follows:

                                          SALES CHARGE (LOAD) AS % OF:
----------------------------------------------------------------------------
                                        PUBLIC                   NET ASSET
AMOUNT OF PURCHASE                  OFFERING PRICE                VALUE(1)
----------------------------------------------------------------------------
Less than $100,000                      1.50%                      1.52%
$100,000 to $499,999                    1.25%                      1.27%
$500,000 to $999,999                    1.00%                      1.01%
$1,000,000 and up(2)                    0.00%                      0.00%

(1)      Rounded to the nearest one-hundredth percent.
(2) No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 0.50% will be charged on purchases of A Shares of $1 million or more that are redeemed in whole or in part within twenty-four months of purchase.

         You may qualify for a reduced initial sales charge on purchases of A Shares of the Fund or the BrownIA Fund under rights of accumulation or a letter of intent. Certain persons may also be eligible to purchase or redeem A Shares without a sales charge. You do not pay a sales charge on the reinvestment of distributions made by either the Fund or the BrownIA Fund.

         A CDSC of 0.50% is assessed on redemptions of A Shares of the Fund and the BrownIA Fund that were part of a purchase of $1 million or more and are redeemed within twenty-four (24) months. The CDSC is paid on the lower of the NAV of shares redeemed or the cost of the shares. To satisfy a redemption request, each of the Fund and the BrownIA Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. Each of the Fund and the BrownIA Fund will then liquidate shares in the order that they were first purchased until your redemption request is satisfied.

         If you acquired A Shares of the Fund through an exchange of shares of another Deutsche mutual fund, your holding period of the Fund's A Shares includes the period of time you held the shares of the other Deutsche mutual fund. If you acquired A Shares of the BrownIA Fund pursuant to the
Reorganization, the period of time you will be deemed to have held the BrownIA Fund's A Shares shall include the period of time you held corresponding A Shares of the Fund. The holding period of the A Shares of the BrownIA Fund, however, shall not include the period of time you held shares of another Deutsche mutual fund prior to exchanging them for the Fund's A Shares.

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE PRIVILEGES

         PURCHASE PROCEDURES. Each of the Fund and the BrownIA Fund continuously offers its shares through its distributor. You may purchase shares of each of the Fund and the BrownIA Fund by check, wire, ACH payment or by systematic investment (described below) or through financial institutions. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. The Fund only issues share certificates for its A Shares and only on request while the BrownIA Fund does not issue share certificates at all.

         If you purchase shares directly from the Fund or the BrownIA Fund, you will receive periodic and monthly account statements, respectively, and a confirmation of every transaction. If you purchase shares of either the Fund or the BrownIA Fund through a financial institution, the policies and fees charged by that institution may be different than those charged by the Fund or the BrownIA Fund.

         Purchases of the Fund and the BrownIA Fund may be made on any day that the New York Stock Exchange is open ("Business Day"). Under unusual circumstances, the BrownIA Fund may also accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

         You may purchase shares of the Fund or the BrownIA Fund at the net asset value ("NAV") of the applicable share class plus any applicable sales charge next calculated after the Fund's or the BrownIA Fund's transfer agent, respectively, receives your request in proper form. If the transfer agent of the Fund or the BrownIA Fund receives you transaction request in proper form after 4:00 p.m.. Eastern time, your transaction will be priced at the next Business Day's NAV.

         EXCHANGE PROCEDURES. Effective August __, 2002, shareholders of the Fund will only be able to exchange Fund shares for shares of the Emerging Growth Fund, Inc. Shareholders of the Fund's Institutional Shares may exchange their shares for Institutional Shares of the Emerging Growth Fund, Inc. while shareholders of the Fund's A Shares can exchange their shares for A Shares of the Emerging Growth Fund, Inc. Exchanges may be made up to four time per year and without the imposition of applicable sales charges or any other charge. A shareholder may enter both the redemption or purchase orders on the same Business Day, or the shareholder may enter the purchase order within ninety (90) days of the redemption. The Fund may modify or terminate these exchange privileges upon sixty (60) days notice. Your purchase may not be accepted if the Fund determines that your purchase would be detrimental to the interests of shareholders.

         The following table provides information regarding the exchange options available to you in connection with your investment in the BrownIA Fund.

                     BROWNIA SHORT-INTERMEDIATE INCOME FUND
                                EXCHANGE OPTIONS

BROWNIA FUND CLASS                    EXCHANGE OPTIONS
------------------------------------- -------------------------------------------------------------------------------
Institutional Shares                  BrownIA Small-Cap Growth Fund - Institutional Shares
                                      BrownIA Maryland Bond Fund
                                      BrownIA Growth Equity Fund
                                      Daily Assets Treasury Obligations Fund - Institutional Shares
                                      Daily Assets Government Fund - Institutional Shares
                                      Daily Assets Government Obligations Fund - Institutional Shares
                                      Daily Assets Cash Fund - Institutional Shares
A Shares                              BrownIA Short-Intermediate Income Fund - A Shares
                                      BrownIA Maryland Bond Fund
                                      BrownIA Growth Equity Fund
                                      Daily Assets Government Fund - Investor Shares
                                      Daily Assets Government Obligations Fund - Investor Shares
                                      Daily Assets Cash Fund - Investor Shares

         If you exchange into a fund that has a higher sales charge than the class of the BrownIA Fund in which you invest, you will have to pay the difference between that fund's sales charge and that of the class of the BrownIA Fund at the time of the exchange. If you exchange into a fund that has no sales charge or a lower sales charge than the class of the BrownIA Fund in which you invest, you will not have to pay a sales charge at the time of the exchange. An exchange is a sale and purchase of shares and may have tax consequences.

         REDEMPTION PROCEDURES. You may redeem shares of each of the Fund and the BrownIA Fund at the NAV next calculated for the shares, minus any applicable sales charge, after the transfer agent receives your request in proper form. If the transfer agent receives your redemption request after 4:00 P.M., Eastern time, your transaction will be priced at the next Business Day's NAV. You may redeem Fund or BrownIA Fund shares by mail, telephone or through a systematic withdrawal plan (discussed below). Each of the Fund and the BrownIA Fund have also reserved the right to make redemption payments in securities rather than cash.

         Each of the Fund and the BrownIA Fund pays redemption proceeds via check or via wire, if requested. The Fund will only pay redemption proceeds equal to or less than $100,000 by check. Redemption proceeds valued at greater than $100,000 will be disbursed by the Fund via wire. By contrast, the BrownIA Fund permits redemption proceeds to be sent by wire if such proceeds have a value of $5,000 or more.

         SYSTEMATIC INVESTMENT/WITHDRAWAL PLANS. Each of the Fund and the BrownIA Fund offer systematic investment and withdrawal plans. Under the Fund's systematic investment plan, you may make a regular weekly, semi-monthly, monthly, quarterly, semi-annual or annual investment in the Fund's A Shares while under the BrownIA Fund's systematic investment plan, you may make an investment once or twice a month on specific dates with respect to the A Shares of the BrownIA Fund.

         Under the Fund's systematic withdrawal plan, if you own A Shares having a value of at least $10,000, you may arrange to have some of your shares redeemed monthly, semi-monthly, semi-annually or annually while under the BrownIA Fund's plan, you may redeem a specified amount of money from your account once a month on a specified date with respect to the BrownIA Fund's A Shares without having to satisfy an account balance minimum. The minimum withdrawal under the Fund's systematic withdrawal plan is $100 while the minimum withdrawal under the BrownIA Fund's plan is $250.

COMPARISON OF MINIMUM INITIAL/SUBSEQUENT INVESTMENT REQUIREMENTS

         The following tables summarize the minimum initial and subsequent investment requirements of the Fund and the BrownIA Fund.

             MINIMUM INITIAL AND SUBSEQUENT INVESTMENT REQUIREMENTS
                              INSTITUTIONAL SHARES

                                         SHORT-INTERMEDIATE INCOME FUND, INC.    BROWNIA SHORT-INTERMEDIATE INCOME
                                                                                                FUND
                                         -------------------------------------- -------------------------------------
                                                 INSTITUTIONAL SHARES                   INSTITUTIONAL SHARES
INITIAL INVESTMENT
   Standard Accounts                                                  $250,000                               $50,000
SUBSEQUENT INVESTMENTS
   Standard Accounts                                                      None                                  None

             MINIMUM INITIAL AND SUBSEQUENT INVESTMENT REQUIREMENTS
                                    A SHARES

                                                     SHORT-INTERMEDIATE INCOME FUND,     BROWNIA SHORT-INTERMEDIATE INCOME
                                                                  INC.                                 FUND
                                                   ------------------------------------
                                                                                        ------------------------------------
                                                                A SHARES                             A SHARES
                                                   ------------------------------------ ------------------------------------
Initial Investment
   Standard Accounts                                                            $2,000                               $2,000
   Traditional and Roth IRA Accounts                                            $1,000                               $1,000
   Accounts with Systemic Investment Plans                                        $250                                 $250
  Qualified Retirement Plans                                                      None                                 None
Subsequent Investments
   Standard Accounts                                                              $100                                 $100
   Traditional and Roth IRA Accounts                                              None                                 None
   Accounts with Systemic Investment Plans                                     $100(1)                              $100(2)
  Qualified Retirement Plans                                                      None                                 None

(1) The minimum investment for weekly, semi-monthly and monthly subsequent investments is $100. The minimum investment is $250 for quarterly subsequent investments and $500 for semi-annual or annual subsequent investments.
(2)      Semi-monthly or monthly systematic investment plans are offered.

COMPARISON OF DISTRIBUTION POLICIES

         The Fund and the BrownIA Fund distribute their net investment income monthly and net capital gain at least annually.

         Normally, each of the Fund and the BrownIA Fund reinvests distributions in additional fund shares unless a shareholder elects to receive distributions in cash.

COMPARISON OF DISTRIBUTION AND SHAREHOLDER SERVICING FEES

         Each of the Fund and the Trust has adopted a Rule 12b-1 distribution plan under which the Fund and the BrownIA Fund, respectively, pays up to 0.25% of the average daily net assets of its A Shares for the distribution and servicing of shareholder accounts invested in A Shares. Because the Fund's and the BrownIA Fund's A Shares pay distribution and shareholder service fees on an ongoing basis, your investment cost in either fund over time may be higher than paying other types of sales charges.

COMPARISON OF NET ASSET VALUE CALCULATION PROCEDURES

         Each of the Fund and the BrownIA Fund calculates the net asset value per share NAV for each of its classes as of the close of the New York Stock Exchange (normally 4:00 P.M., Eastern time) on each weekday, except days when the New York Stock Exchange is closed. Under unusual circumstances, the BrownIA Fund may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which the NAV of each class of the BrownIA Fund is calculated may change in case of an emergency.

         The NAV of each class of the Fund or the BrownIA Fund is determined by taking the market value of the applicable class' total assets, subtracting the applicable class' liabilities, and then dividing the result (net assets) by the number of outstanding shares of the applicable class. Each of the Fund and the BrownIA Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, each of the Fund and the BrownIA Fund values securities at fair value pursuant to procedures adopted by the Board or the Trust Board, respectively.

                                INVESTMENT RISKS

GENERAL RISKS

     The investment risks applicable to the Fund and the BrownIA Fund are substantially similar.The NAV, yield and total return of each of the classes of the Fund and the BrownIA Fund will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which each of the Fund and the BrownIA Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that either the Fund or the BrownIA Fund will achieve its investment objective. An investment in the Fund or the BrownIA Fund is not by itself a complete or balanced investment program.

You could lose money on your investment in the Fund and the BrownIA Fund or the Fund or the BrownIA Fund could underperform other investments due to, among other things, poor investment decisions by Brown.

SPECIFIC RISKS

INTEREST RATE RISK The value of your investment in the Fund and the BrownIA Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the securities in which the Fund and the BrownIA Fund invests. The longer a fixed income security's maturity, the more its value typically falls in response to an increase in interest rates.

CREDIT RISK The value of your investment in the Fund and the BrownIA Fund may change in response to changes in the credit ratings of each fund's portfolio securities. The lower a security's credit quality, the more its value typically falls in response to an increase in interest rates

DEFAULT RISK The financial condition of an issuer of a security held by the Fund and the BrownIA Fund may cause it to default or become unable to pay interest or principal due on the security. This risk generally increases as security credit ratings fall. The Fund and the BrownIA Fund cannot collect interest and principal payments on a fixed income security if the issuer defaults

PREPAYMENT RISK Issuers may prepay fixed income securities when interest rates fall, forcing the Fund and the BrownIA Fund to invest in securities with lower interest rates and thus reducing its income. There is a greater risk that the Fund and the BrownIA Fund will lose money due to prepayment risk because the Fund invests in mortgage-backed and asset-backed securities.

EXTENSION RISK Issuers may decrease prepayments of principal when interest rates increase extending the average life and duration of a fixed income security and causing the value of the security to decline. There is a greater risk that the Fund and the BrownIA Fund will lose money due to prepayment risk because the Fund invests in mortgage-backed and asset-backed securities.

                      INFORMATION ABOUT THE REORGANIZATION

         This section summarizes the material terms of the Reorganization.  This section is qualified in its entirety by the terms and conditions contained in the Plan, a form of which is attached as Appendix A to this Combined Proxy Statement/Prospectus.

GENERAL DESCRIPTION OF THE REORGANIZATION AND PLAN

     Under the Plan, the Fund will transfer all of its assets and liabilities to the BrownIA Fund. In exchange for the transfer of the Fund's assets and liabilities, the BrownIA Fund will issue a number of full and fractional shares of the BrownIA Fund to the Fund equal in value to the net assets transferred to the BrownIA Fund in connection with the Reorganization. The Fund will then distribute to its shareholders of record all shares of the BrownIA Fund received by the Fund. You will receive shares of a corresponding class of the BrownIA Fund equal in value to your share of the net assets of the Fund class in which you invest as of 4:00P.M., Eastern time, on the Closing Date (as defined in the Plan). Specifically, Fund shareholders holding Institutional Shares will receive

Institutional Shares of the BrownIA Fund while Fund shareholders holding A Shares will receive A Shares of the BrownIA Fund.

     After distributing the shares it received from the BrownIA Fund to its shareholders under the Reorganization, the Fund will then be terminated under Maryland law. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the Reorganization.

     The Plan contains customary representations, warranties, and conditions designed to ensure that the Reorganization is fair to the Fund and its shareholders. The Plan provides that the consummation of the Reorganization is contingent upon, among other things: (i) approval of the Plan by the Fund's shareholders; and (ii) the receipt by the Fund and the BrownIA Fund of a tax opinion to the effect that the Reorganization will be tax-free to the Fund and its respective shareholders. The Plan may be terminated if, on the Closing Date, any of the applicable conditions have not been met or if the representations and warranties are not true, or if the Board determines that consummation of the Reorganization is not in the best interest of the Fund. The Plan provides that the costs of the Reorganization will be borne by Brown.

     If the shareholders of the Fund approve the Plan, the Reorganization will take place after various conditions are satisfied by the Fund and the Trust, on behalf of the BrownIA Fund, including the preparation of certain documents. The Closing Date of the Reorganization is ____________. The Closing Date may be changed by the mutual agreement of the Board and the Trust Board. If the shareholders of the Fund do not approve the Plan, the Reorganization will not take place.

     If shareholders of the Fund approve the Plan, shares of the Fund will no longer be offered for sale to existing shareholders, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans. Until the close of business on the Closing Date, you may continue to add to your existing account only through an established automatic investment plan or through the reinvestment of dividend and capital gain distributions.

     The stock transfer books of the Fund will be permanently closed as of 4:00 P.M., Eastern time, on the Closing Date. The Fund will only accept requests for redemption received in proper form before 4:00 p.m., Eastern time, on the business day immediately preceding the Closing Date. Requests received after that time will be considered requests to redeem shares of the corresponding BrownIA Fund.

SECURITIES TO BE ISSUED

     The Fund, a Maryland corporation, is subject to Maryland law while the BrownIA Fund, a series of the Trust (a Delaware business trust), is subject to Delaware law. While the Fund and the Trust are subject to the laws of different jurisdictions, the applicable state laws are similar and the Reorganization will not result in material differences in shareholder rights.

     The Fund is authorized to issue eight-five (85) million shares of capital stock, par value of $.001 per share, all of which shares are designated as common stock. The Board may increase or decrease the number of authorized shares without shareholder approval. The Trust may issue an unlimited number of authorized shares of beneficial interest, no par value. The Board and the Trust

Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series. The Board and the Trust Board may also, without shareholder approval, divide series into two or more classes of shares.

         Each share of the Fund and the Trust, regardless of class, has equal dividend, liquidation and voting rights, and fractional shares have those rights proportionately. Each class of the Fund and each class of the Trust bears its own expenses related to its distribution of shares (and other expenses such as transfer agency, shareholder service and administration expenses). Generally, the Trust series will be voted separately by individual series except if: (1) the Investment Company Act of 1940, as amended (the "1940 Act") requires shares to be voted in the aggregate and not by individual Series; (2) the 1940 Act requires a class vote; or (3) when the Trust Board determines that the matter affects more than one series and all affected series must vote. Generally, the Fund votes on issues in the aggregate, except if the 1940 Act requires a class vote, since it is only comprised of one series.

         Neither Maryland nor Delaware law requires the Fund or the Trust, respectively, to hold annual meetings of shareholders, and generally, the Fund or the Trust will hold shareholder meetings only when specifically required by federal or state law. Shareholders representing 10% of the Trust's (or series') outstanding shares may, under its organizational documents, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including for the purpose of voting on removal of one or more Trustees. The organizational documents of the Fund do not provide shareholders with the right to call a meeting of the Fund.

         There are no conversion, exchange or preemptive rights in connection with shares of either the Fund or the Trust. All shares of the Fund and the Trust are fully paid and non-assessable. A shareholder of a series of the Fund or the Trust will receive a pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

REASONS FOR THE REORGANIZATION

         At a meeting held on June 25, 2002, the Board, including the Disinterested Directors, unanimously approved the Plan and determined that the Reorganization would be in the best interests of the Fund's shareholders. The Board, including the Disinterested Directors, also determined that the Reorganization would not dilute the interests of the shareholders of the Fund.

         During its deliberations, the Directors considered the strategic realignment of the Deutsche Fund complex and concluded, based on information provided by Fund management at the meeting, that it would be in the best interest of the Fund's shareholders to be realigned with the BrownIA Fund, a mutual fund also managed by Brown. In addition, the Directors also found (with the advice and assistance of independent legal counsel) that the Reorganization would provide the following benefits to the Fund's shareholder based on information provided during the meeting:

     1. Dilution: The Plan includes provisions intended to avoid dilution of the interests of the shareholders of the Fund. Under the Plan, each Fund shareholder will receive shares of a corresponding class of the BrownIA Fund, which in the aggregate, will equal the net value of the Fund's assets.

     2. Similarity of Investment Objectives: The Fund's and the BrownIA Fund's investment objective is the same, to seek a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.

     3. Expenses: The Board noted that the net expenses of each BrownIA Fund class after the Reorganization will be the same as the corresponding class of the Fund prior to the merger through September 30, 2003 due to Brown's contractual agreement to waive fees and reimburse the expenses of the BrownIA Fund through September 30, 2003.

     4. Portfolio Manager: The Directors noted that there would be continuity of portfolio management before and after the Reorganization since Brown, the investment subadviser to the Fund, will be the investment adviser of the BrownIA Fund.

     5. Tax-Free Nature of the Reorganization: It is anticipated the Reorganization will be accomplished without federal tax implications to the Fund or its shareholders. Each of the Fund's and BrownIA Fund's distributions made in the normal course of business will still be subject to federal income tax as described in the sections entitled "Summary-Comparison of Distribution Policies" and "Taxation" of this Combined Proxy Statement/Prospectus.

     6. Transaction Costs: The costs of the Reorganization will be born by Brown.

        THE BOARD, INCLUDING THE DISINTEREST DIRECTORS, UNANIMOUSLY RECOMMEND APPROVAL OF THE PLAN BY THE FUND'S SHAREHOLDERS.

INVESTMENT  OBJECTIVES,   PRINCIPAL  INVESTMENT  STRATEGIES  AND  CERTAIN  OTHER
POLICIES

         This section summarizes the key differences between the investment objectives, principal investment strategies and certain other policies of the Fund and the BrownIA Fund. This summary is qualified in its entirety by the information contained in the Prospectuses and Statements of Additional Information for the Fund and the BrownIA Fund. For a detailed discussion of the investment objective, principal investment strategies and other policies of the Fund, see the Fund's Prospectus for Institutional Shares or the Fund's Prospectus for A Shares and the Fund's Statement of Additional Information each dated May 1, 2002 and the Statement of Additional Information to this Combined Proxy Statement/Prospectus dated August __, 2002.

         For a detailed discussion of the investment objective, principal investment strategies and other policies of the BrownIA Fund, see the BrownIA Fund's Prospectus and Statement of Additional Information dated August 1, 2002 and the Statement of Additional Information to this Combined Proxy Statement/Prospectus dated August ___, 2002.

INVESTMENT OBJECTIVES

         Brown is responsible for the day-to-day management of both the Fund, in its capacity as sub-adviser, and the BrownIA Fund, in its capacity as investment adviser. It is anticipated that the BrownIA Fund will be managed in a similar fashion to that of the Fund.

         The investment objectives of the Fund and the BrownIA Fund are the same, to seek a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.

         The investment objective of each of the Fund and the BrownIA is fundamental and cannot be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

         The Fund seeks to achieve its investment objective by investing at least 80% of its total assets, at the time a security is purchased, in short and intermediate term fixed income securities such as U.S. Government securities, corporate debt securities, mortgage-backed securities and asset-backed securities. Under normal circumstances, the Fund's portfolio will have an average maturity of three (3) to five (5) years and a maximum duration of four
(4) years. The dollar weighted average portfolio maturity may be shorter than the stated maturity due to several factors, including but not limited to prepayment patterns, call dates and put features. In addition, under normal conditions, the Fund primarily invests in fixed income securities rated in the top rating category for mortgage-backed and asset-backed securities by S&P or Moody's and within the top three rating categories for corporate debt by S&P and Moody's.

     The BrownIA Fund employs the same principal investment strategies as the Fund except in three respects. First, unlike the Fund, the BrownIA Fund does not have a duration requirement. The elimination of the duration requirement will provide Brown with added flexibility to track, within 25%, the BrownIA Fund's portfolio duration to that of its performance benchmark, the Lehman Intermediate Aggregate Index. Second, the BrownIA Fund may invest in mortgage-backed and asset-backed securities securities rated in the top four (4) rating categories by any NRSRO while the Fund may only invest in mortgage-backed and asset-backed securities rated in the top rating category of S&P or Moody's. Accordingly, the portfolio of the BrownIA Fund may be exposed to additional credit risk since the BrownIA Fund may invest in mortgage-backed and asset-backed securities of the same or lower credit quality than that which the Fund may invest. Third, the BrownIA Fund may invest in corporate debt securities rated in the top four (4) rating categories of an NRSRO while the Fund may only invest in corporate debt securities rated in the top three (3) rating categories of S&P or Moody's. Again, the portfolio of the BrownIA Fund may be exposed to additional credit risk since the BrownIA Fund may invest in corporate debt securities of the same or lower credit quality than that which the Fund may invest. Further, and since the BrownIA Fund may invest in mortgage-backed, asset-backed and corporate debt securities rated by any NRSRO, it may have a broader selection of securities in which to invest since the Fund may only purchase securities rated by S&P or Moody's.

         Each of the Fund and BrownIA Fund maintains a diversified portfolio of securities. Consistent with applicable law, with respect to 75% of the BrownIA Fund's total assets, not more than 5% may be invested in securities of a single issuer or 10% or more of the outstanding voting securities of a single issue. The Fund's policy is more restrictive than applicable law and the BrownIA Fund's policy in that the Fund's diversification policy relates to 100%, rather than 75% of the Fund's total assets. For purposes of each Fund's diversification policy, the U.S. Government and its agencies and instrumentalities are not considered an issuer.

         THE INVESTMENT ADVISER'S PROCESS. Brown will employ the same process on behalf of the BrownIA Fund that it employs in purchasing and selling securities for the investment portfolios of the Fund. Brown initially focuses on a universe of securities that compliment the Fund's investment objective and investment policies and that meet certain minimum credit ratings. From this universe, Brown then principally searches for securities that satisfy the Fund's maturity profile and that provide the greatest potential return relative to the risk of the security. Brown continuously monitors economic factors such as interest rate outlook and technical factors such as the shape of the yield curve in combination with the stated objective of the Fund to evaluate the appropriateness of the maturity profile of the Fund's investment portfolio.

    Brown may sell a debt security if:

     o Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;
     o    The security subsequently fails to meet Brown's investment criteria;
     o A more attractive security is found or funds are needed for another purpose; or
     o    Brown  believes  that  the  security  has  reached  its   appreciation
          potential.

OTHER INVESTMENT POLICIES

         The Fund and the BrownIA Fund may invest in a variety of securities in addition to fixed income securities and may employ a number of different investment strategies. The following is a summary of the material differences in the types of securities that the Fund and the BrownIA Fund may purchase and the investment strategies that each fund may employ.

     INVESTMENT OF CASH BALANCES/TEMPORARY DEFENSIVE POSITION. To meet its short-term liquidity needs or to employ a temporary defensive position, the Fund may invest in repurchase agreements, variable amount master demand notes and commercial paper rated in the highest short-term rating category by S&P or Moody's or if not rated, deemed to be of comparable quality by Brown. To meet its short-term liquidity needs and/or to pursue a temporary investment position, the BrownIA Fund may invest in a variety of prime money market instruments (including short-term U.S. Government securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the fund may invest and money market mutual fund) and is not limited, like the Fund, to investments in repurchase agreements, variable amount master demand notes and commercial paper. Since, however, the BrownIA Fund may invest in prime money market instruments, securities rated in the two highest short-term rating categories by an NRSRO or unrated and deemed to be of comparable quality by Brown, the BrownIA Fund's portfolio may be exposed to addition credit risk since it may invest in securities rated lower than that which is permissible for the Fund. The BrownIA Fund may also have a broader selection of securities from which to invest since it may invested in money market securities rated by any NRSRO while the Fund is limited to the purchase of only certain types of securities and only those rated by S&P or Moody's.

         BORROWING. Each of the Fund and the BrownIA Fund may borrow money for temporary and emergency purposes provided that borrowings to do exceed 10% of each fund's total assets. The BrownIA Fund also may not purchase any securities if borrowing exceeds 5% of the fund's total assets.

         ILLIQUID/RESTRICTED INVESTMENTS. Each of the Fund and the BrownIA Fund may invest up to 10% of its net assets in illiquid securities. The Fund may also invest up to 10% of its net assets in securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended if such securities have been determined to be liquid by Brown. There is, however, no limitation on the amount of Rule 144A securities that the BrownIA Fund may invest if such securities are deemed to be liquid by Brown.

         ISSUE SENIOR SECURITIES. The Fund may not issue senior securities. The BrownIA Fund's policy in this regard provides that the fund may not issue senior securities except as permitted by applicable law. Currently, applicable law prohibits a mutual fund from issuing senior securities. If applicable law is changed to permit the issuance of senior securities, the BrownIA Fund could issue senior securities while the Fund, under its current policy, could not.

         OPTIONS AND FUTURES. Although there is no current intention to do so, the BrownIA Fund may invest in options and futures. The Fund does not currently invest in these types of securities.

                                    TAXATION

         The Fund and the BrownIA Fund have similar tax treatment and each intend to qualify each fiscal year to be treated as a regulated investment company (a "RIC") under the Code. As a RIC, each of the Fund and the BrownIA Fund generally will not be liable for federal income taxes on the net investment income and capital gain distributed to its shareholders. Each of the Fund and the BrownIA Fund intends to distribute all of its net income and net capital gains each year. Accordingly, the Fund and the BrownIA Fund should be subject to federal income or excise taxes.

TAX CONSEQUENCES OF DISTRIBUTIONS

         The Fund and the BrownIA Fund's distribution of net income (including net short-term capital gain but excluding net capital gain, i.e., the excess of net long-term capital gain over short-term capital loss) is taxable to you as ordinary dividend income. The Fund and the BrownIA Fund's distribution of net capital gain is taxable to you as long-term capital gain regardless of how long you have held your shares. Generally, the Fund's and the BrownIA Fund's distributions will consist primarily of net income. Distributions may also be subject to certain state and local taxes.

         If you buy shares of the Fund or the BrownIA Fund just before that fund makes a distribution, a portion of the distribution you receive may be taxable to you even though it represents a portion of the purchase price you paid for the shares. The sale or exchange of shares of the Fund and the BrownIA Fund is a taxable transaction for income tax purposes.

         Shareholders of the Fund and the BrownIA Fund that are not U.S. citizens or residents and that are not considered to be engaged in a U.S. trade or business under the Code generally will be subject to withholding tax at a 30% rate on distributions of the fund's net income, including net short-term capital gains. This rate may be reduced under an applicable income tax treaty. Net capital gain distributions by the Fund and the BrownIA Fund generally will not be subject to withholding tax for such shareholders.

TAX CONSEQUENCES OF THE REORGANIZATION

         It is anticipated that the Reorganization will be a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. The Fund and the Trust, on behalf of the BrownIA Fund, will receive an opinion from Piper Rudnick LLP substantially to the effect that, for federal income tax purposes:

     (1) The Reorganization will constitute a "reorganization" within the meaning of Code Section 368(a).

     (2) The Fund shareholders will recognize no gain or loss on their receipt of voting shares of the BrownIA Fund in exchange for their voting shares of the Fund pursuant to the Reorganization.

     (3) The Fund will not recognize gain or loss on the transfer of all of its assets to the BrownIA Fund solely in exchange for voting shares of the BrownIA Fund and the assumption by the BrownIA Fund of the Fund's liabilities pursuant to the Reorganization.

     (4) The Fund will not recognize gain or loss on its distribution of voting shares of the BrownIA Fund to its shareholders pursuant to the liquidation of the Fund.

     (5) The BrownIA Fund will not recognize gain or loss on its acquisition of all of the assets of the Fund solely in exchange for voting shares of the BrownIA Fund and the assumption by the BrownIA Fund of the Fund's liabilities.

     (6) The aggregate tax basis of the voting shares of the BrownIA Fund received by each of the Fund's shareholders pursuant to the Reorganization will equal the aggregate tax basis of the voting shares of the Fund surrendered in exchange therefor.

     (7) The holding period of the voting shares of the BrownIA Fund received by each of the Fund's shareholders pursuant to the Reorganization will include the period that the shareholder held the voting shares of the Fund exchanged therefor, provided that the shareholder held such shares as a capital asset on the date of the Reorganization.

     (8) The BrownIA Fund's basis in the assets of the Fund received pursuant to the Reorganization will equal the Fund's basis in the assets immediately before the Reorganization.

     (9) The BrownIA Fund's holding period in the Fund's assets received pursuant to the Reorganization will include the period during which the Fund held the assets.

     (10) The BrownIA Fund will succeed to and take into account the items of the Fund described in Code Section 381(c), including the earnings and profits, or deficit in earnings and profits, of the Fund as of the date of the Reorganization. The BrownIA Fund will take these items into account subject to the conditions and limitations specified in Code Sections 381, 382, 383 and 384 and applicable regulations thereunder.

         You should consult your tax advisor regarding the effect of the reorganization in light of your individual circumstances. You should also consult your tax advisor as to the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.
                                   PERFORMANCE

         Brown's discussion of the factors that material affected the performance of the Fund during its most recently completed fiscal year together with the underlying performance information contained in the Fund's most recent annual report dated December 31, 2001 follow as Exhibit B to this Combined Proxy Statement/Prospectus. No prior performance information for the BrownIA Fund as the fund will not commence operations until after the Reorganization.

                                 CAPITALIZATION

         The following table sets forth as of December 31, 2001 (i) the capitalization of each class of the Fund, (ii) the capitalization of each class of the BrownIA Fund, and (iii) the pro forma combined capitalization of the funds assuming that the Plan is approved and the Reorganization is consummated.

                     CAPITALIZATION PRIOR TO REORGANIZATION
                             AS OF DECEMBER 31, 2001

                                                                                BROWNIA
                         SHORT-INTERMEDIATE INCOME FUND, INC.     SHORT-INTERMEDIATE INCOME FUND, INC.
                        --------------------------------------- -----------------------------------------
                         Institutional             A              Institutional              A
                            Shares              Shares               Shares               Shares
                        ---------------- ----------------------
Net Assets                $50,160,095         $38,289,823              None                 None
Net Asset Value Per
Share                     $10.65              $10.49                    N/A                  N/A


                                       24


Shares
Outstanding               $4,711,848          $3,651,349               None                 None

            CAPITALIZATION OF BROWNIA SHORT-INTERMEDIATE INCOME FUND
                            AFTER THE REORGANIZATION
                             AS OF DECEMBER 31, 2001

                                           INSTITUTIONAL                   A
                                               SHARES                    SHARES
                                      ------------------------- -------------------------
Net Assets                            $50,160,095                        $38,289,823
Net Asset Value Per Share             $10.65                             $10.49
Shares Outstanding                    $4,711,848                         $3,651,349

                               VOTING INFORMATION

         This Proxy Statement/Prospectus is being furnished by the Board in connection with the solicitation of proxies for the special meeting of shareholders. Solicitation of proxies will be primarily by mail. Officers and service contractors of the Fund may also solicit proxies by telephone, facsimile, Internet, or in person. The costs of solicitation will be borne by Brown.

         Each share of the Fund is entitled to one vote. To approve the Reorganization of the Fund, a majority of the shares of the Fund outstanding and entitled to vote must be voted in favor of the Plan. Shareholders holding one third of the outstanding shares of the Fund as of the Record Date present in person or by proxy will constitute a quorum for the transaction of business at the Special Meeting.

         For purposes of determining the presence of a quorum and counting votes on the matters presented, shares represented by abstentions and "broker non-votes" will be counted as present, but not votes cast at the Special Meeting and therefore will have the effect of voting "AGAINST" the proposal. Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners and other persons entitled to vote for which the broker lacks discretionary voting authority.

         Please use the Proxy card enclosed with the Proxy Statement/Prospectus (the "Proxy Card") to vote on the Reorganization. You should complete the Proxy Card by:

     (1) Indicating whether you vote "FOR", "AGAINST", or "ABSTAIN" from voting on the Reorganization by checking the appropriate box on the Proxy Card;

     (2)  Signing and dating the Proxy Card; and

     (3)  Returning it to [________] in the enclosed postage-paid envelope.

     To change a vote after returning a Proxy Card you must provide [________] with a "Revocation Letter" that:

     (1)  Identifies yourself;

     (2) States that as shareholder of the Fund, you revoke your prior decisions as set forth in the previously returned Proxy Card; and

     (3) Indicates your approval, disapproval or abstention from voting on the Reorganization.

         _______________ must receive your Proxy Card or Revocation Letter on or before September __, 2002. If you do not return your Proxy Card by that date or you abstain from voting, you will be treated as having voted "AGAINST" the Reorganization. If you do not specify a choice on a proxy that is properly executed and returned in time to be voted at the Special Meeting, it will be voted "FOR" the approval of the Plan.

         It is not anticipated that any matters other than the approval of the Plan will be brought before the meeting. Should other business be brought before the meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as proxies. If sufficient votes in favor of approving the Plan are not received by the time scheduled for the meeting, the persons named as proxies may propose one or more adjournments of the meeting for a reasonable period of time to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the meeting to be adjourned. The persons named as proxies will vote "FOR" adjournment those proxies required to be voted "FOR" the approval of the proposal. The persons named as proxies will vote "AGAINST" adjournment those proxies required to be voted "AGAINST" the proposal. The costs of any additional solicitation and of any adjourned session will be paid by Brown.

         Only shareholders of the Fund on July__, 2002 (the "Record Date") are entitled to notice of and to vote at the Special Meeting. As of July __, 2002, shares outstanding of the Fund were as follows:

FUND CLASS                                                  OUTSTANDING SHARES
----------------------------------------------------------- ---------------------------------------------------------
Institutional Shares
A Shares

         As of July __, 2002, officers and Directors of the Fund as a group owned less than 1% of each class. As of July __, 2002, and to the best of the Fund's knowledge and belief, the following persons owned beneficially or of record 5% or more of a class or of the Fund:

---------------------------- ------------------------------ ------------------------------- -------------------------------
                                NUMBER OF SHARES OWNED        PERCENTAGE OF CLASS OWNED       PERCENTAGE OF FUND SHARES
                                                                                                        OWNED
---------------------------- ------------------------------ ------------------------------- -------------------------------
Institutional Shares
---------------------------- ------------------------------ ------------------------------- -------------------------------
A Shares

         INSTRUCTIONS FOR SIGNING PROXY CARDS The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense to the Fund involved in validating your vote if you fail to sign your proxy card properly.

          1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

          2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

          3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

         REGISTRATION                                                                   VALID SIGNATURE

         CORPORATE ACCOUNTS
         (1)  ABC Corp..............................................................    ABC Corp.
                                                                                        John Doe, Treasurer
         (2)  ABC Corp..............................................................    John Doe, Treasurer
         (3)  ABC Corp. c/o John Doe, Treasurer.....................................    John Doe
         (4)  ABC Corp. Profit Sharing Plan.........................................    John Doe, Director

         PARTNERSHIP ACCOUNTS
         (1)  The XYZ Partnership...................................................    Jane B. Smith, Partner
         (2)  Smith and Jones, Limited Partnership..................................    Jane B. Smith, General Partner

         TRUST ACCOUNTS
         (1)  ABC Trust Account.....................................................    Jane B. Doe, Director
         (2)  Jane B. Doe, Director u/t/d 12/28/78..................................    Jane B. Doe

         CUSTODIAL OR ESTATE ACCOUNTS
         ----------------------------
(1)      John B. Smith, Cust. f/b/o John B. Smith, Jr.
              UGM/UTMA..............................................................    John B. Smith
         (2)  Estate of John B. Smith...............................................    John B. Smith, Executor


                             ADDITIONAL INFORMATION

LEGAL MATTERS

         Morgan, Lewis & Bockius LLP serves as counsel for the Fund. Morgan, Lewis & Bockius LLP does not represent the Trust, Brown, Forum Funds Services, LLC, or the shareholders of BrownIA Fund or the Trust regarding the Reorganization or any related transaction.

         Seward & Kissel LLP serves as counsel for the Trust. Seward & Kissel LLP does not represent the Fund, Brown, ICC Distributors, Inc. or the BrownIA Funds' shareholders regarding the Reorganizations or any related transaction.

EXPERTS

         The audited financial statements of the Fund are incorporated by reference into this Combined Proxy Statement/Prospectus and the Statement of Additional Information to this Combined Proxy Statement/Prospectus. The financial statements have been audited by PricewaterhouseCoopers, LLP, whose report therein is also included in the Fund's Annual Report dated December 31, 2001. PricewaterhouseCoopers, LLP is considered an expert due to its experience in auditing and accounting.

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

         This Combined Proxy Statement/Prospectus and the related Statement of Additional Information does not contain all of the information set forth in the registration statements and exhibits of the Fund and the BrownIA Fund filed with the SEC under the Securities Act of 1933 and the 1940 Act. The Prospectuses and Statements of Additional Information for the Fund and the BrownIA Fund are incorporated by reference into this Combined Proxy Statement/Prospectus.


         The Fund and the Trust, on behalf of the BrownIA Fund, file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Act of 1934, as amended and the 1940 Act. These materials can be inspected and copied at the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549, and at the SEC's regional and district offices located 73 Tremont Street, Suite 600, Boston, MA 02108-3912, 601 Walnut Street, Suite 1120E, Philadelphia, PA 19106 3475 Lenox Road, N.E., Suite 1000, Atlanta, GA 30326 and 175 Jackson Boulevard, Suite 900, Chicago, IL 60604. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

                                    EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


                                     DRAFT 2

                                  AGREEMENT AND

                                     PLAN OF

                                 REORGANIZATION

                                      As of
                               SEPTEMBER ___, 2002

         This AGREEMENT AND PLAN OF REORGANIZATION (the "PLAN") is made as of this __ day of September, 2002, by and between Forum Funds (the "Trust"), a Delaware business trust, for itself and on behalf of its series, BrownIA Short-Intermediate Income Fund (the "Acquiring Fund") and Short-Intermediate Income Fund, Inc. (the "Target Fund").
(7)
         WHEREAS, the Trust and the Target Fund are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 ACT");

         WHEREAS, the parties desire that the Acquiring Fund acquire the assets and assume the liabilities of the Target Fund in exchange for shares of equal value of the Acquiring Fund and the distribution of the shares of the Acquiring Fund to the shareholders of the Target Fund in connection with the dissolution and liquidation of the Target Fund (the "REORGANIZATION"); and

         WHEREAS, the parties intend that the Reorganization qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "CODE"), and that the Acquiring Fund and the Target Fund each be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Reorganization;

         NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

1.       DEFINITIONS.

                  The following terms shall have the following meanings:

1933 ACT                                The Securities Act of 1933, as amended.

1934 ACT The Securities Exchange Act of 1934, as amended.

ACQUIRING CLASS                         The class  of the  Acquiring Fund  whose
                                        share that the Trust will issue to the shareholders of the Corresponding Target
                                        Class set forth in Schedule A.

ASSETS All property and assets of any kind and all interests, rights, privileges and powers of or attributable to the Target Fund whether or not determinable at the Effective Time and wherever located. Assets include all cash, cash equivalents, securities, claims (whether absolute or contingent, Known or
                                        unknown,   accrued   or   unaccrued   or
                                        conditional  or   unmatured),   contract
                                        rights   and    receivables   (including
                                        dividend and interest receivables) owned by or attributed to the Target Fund and any deferred or prepaid expense shown as an asset on the Target Fund's books.

ASSETS LIST                             A list of  securities  and  other Assets
                                        and Known Liabilities of or attributable to the Target Fund as of the date provided to the Trust.

CLOSING DATE                            September __, 2002, or such  other  date
                                        as the parties may agree to in  writing.

CORRESPONDING TARGET CLASS              The Target  Fund  share  class set forth
                                        opposite the Acquiring Class in Schedule
                                        A.

EFFECTIVE TIME                          9:00 a.m. Eastern  time on  the business
                                        day following the Closing Date, or such other time as the parties may agree to in writing.

FUND The Acquiring Fund or the Target Fund as the context may require.

KNOW, KNOWN OR KNOWLEDGE                Known after reasonable inquiry.

LIABILITIES                             All   liabilities   of,   allocated   or
                                        attributable to the Target Fund, whether
                                        Known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured.

N-14 REGISTRATION STATEMENT             The Trust's  Registration  Statement  on
                                        Form N-14 under the 1940 Act that will register the shares of the Acquiring
                                        Fund to be issued in the Reorganization and will include the proxy materials necessary shareholders of the Target
                                        Fund to approve the Reorganization.

MATERIAL AGREEMENTS                     The agreements set forth in Schedule B.

NET VALUE OF ASSETS                     Value of Assets net of Liabilities

REORGANIZATION DOCUMENTS                Such  bills  of  sale,  assignments  and
                                        other instruments as desirable for the Target Fund to transfer to the Acquiring
                                        Fund all right and title to and interest in the Target Fund's Assets and for the Acquiring Fund to assume the Target
                                        Fund's Liabilities.

SCHEDULE A                              Schedule A to this Plan.

SCHEDULE B                              Schedule B to this Plan.

SCHEDULE C                              Schedule C to this Plan.

TARGET FINANCIAL STATEMENTS             The audited financial  statements of the
                                        Target  Fund  for  its   most   recently
                                        completed   fiscal    year    and,    if
                                        applicable,  the   unaudited   financial
                                        statements  of the Target Fund  for  its
                                        most  recently   completed   semi-annual
                                        period.

VALUATION TIME                          The  time   on  the  Closing  Date,  the
                                        business day  immediately preceding  the
                                        Closing Date if the  Closing Date is not
                                        a business  day, or such  other date  as
                                        the  parties  may agree  to in  writing,
                                        that the Trust  determines the net asset
                                        value  of  the  shares  of the Acquiring
                                        Fund and determines the net value of the
                                        Assets of  or attributable to the Target
                                        Fund.  Unless  otherwise  agreed  to  in
                                        writing, the Valuation  Time shall be at
                                        the time  of day  then set  forth in the
                                        Acquiring  Fund's   and  Target   Fund's
                                        Registration Statement on Form N-1A as the time of day at which net asset value is calculated.


         2.     REGULATORY FILINGS AND SHAREHOLDER ACTION.

         (a) The Trust shall promptly prepare and file the N-14 Registration Statement with the SEC. The Trust and the Target Fund shall promptly prepare and file any other appropriate regulatory filings, including, without limitation, filings with federal, state or foreign securities regulatory authorities.

         (b) The parties shall seek an order of the SEC, if appropriate, providing them with any necessary relief from Section 17 of the 1940 Act to permit them to consummate the transactions contemplated by this Plan.

         (c) As soon as practicable after the effective date of the N-14 Registration Statement, the Target Fund shall hold a shareholder meeting to consider and approve this plan, the reorganization and such other matters as the Target Fund's Board of Directors may determine.

          3. TRANSFER OF TARGET FUNDS ASSETS. The Trust and the Target Fund shall take the following steps with respect to the Reorganization:

                (a) On or prior to the Closing Date, the Target Fund shall endeavor to pay or make reasonable provision to pay out of the Target Fund's Assets all of the Liabilities, expenses, costs and charges of or attributable to the Target Fund that are Known to the Target Fund and that are due and payable as of the Closing Date.

                (b) At the Effective Time, the Target Fund shall assign, transfer, deliver and convey all of the Target Fund's Assets to the Acquiring Fund, subject to all of the Target Fund's Liabilities. The Trust shall then accept the Target Fund's Assets and assume the Target Fund's Liabilities such that at and after the Effective Time (i) all of the Target Fund's Assets at or after the Effective Time shall become and be the Assets of the Acquiring Fund and (ii) all of the Target Fund's Liabilities at the Effective Time shall attach to the Acquiring Fund, enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund.

                (c) Within a reasonable time prior to the Closing Date, the Target Fund shall provide its Assets List to the Trust. The parties agree that the Target Fund may sell any asset on the Assets List prior to the Effective Time. After the Target Fund provides the Assets List, the Target Fund will not acquire any additional securities or permit to exist any encumbrances, rights, restrictions or claims not reflected on the Assets List, without the prior consent of the Trust. Within a reasonable time after receipt of the Assets List and prior to the Closing Date, the Trust will advise the Target Fund of any investments shown on the Assets List that the Trust has determined to be inconsistent with the investment objective, policies and restrictions of the Acquiring Fund. The Target Fund will dispose of any such securities prior to the Closing Date to the extent practicable and consistent with applicable legal requirements, including the Target Fund's investment objective, policies and restrictions. In addition, if the Trust determines that, as a result of the Reorganization the Acquiring Fund would own an aggregate amount of an investment that would exceed a percentage limitation applicable to the Acquiring Fund, the Trust will advise the Target Fund in writing of any such limitation and the Target Fund shall dispose of a sufficient amount of such investment as may be necessary to avoid violating the limitation as of the Effective Time, to the extent practicable and consistent with applicable legal requirements, including the Target Fund's investment objective, policies and restrictions.

                (d) The Target Fund shall assign, transfer, deliver and convey its Assets to the Acquiring Fund at the Effective Time on the following bases:

                      (1) In exchange for the transfer of the Assets, the Trust shall simultaneously issue and deliver to the Target Fund full and fractional shares of beneficial interest of each Acquiring Class. The Trust shall determine the number of shares of the Acquiring Class to be issued by dividing the Net Value of Assets of the Corresponding Target Class by the net asset value of one Acquiring Class share. Based on this calculation, the Trust shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the Net Value of the Assets of the Corresponding Target Class.

                      (2) The parties shall determine, as of the Valuation Time, the net asset value of the Acquiring Fund shares to be delivered and the net asset value of the Assets to be conveyed, substantially in accordance with the Trust's current valuation procedures. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.

                      (3) The Target Fund shall transfer the Assets with good and marketable title to the Trust's custodian for the account of the Acquiring Fund. The Target Fund shall transfer all cash in the form of immediately available funds payable to the order of the Trust's custodian for the account of the Acquiring Fund. The Target Fund shall transfer any Assets that were not transferred to the Trust's custodian at the Effective Time to the Trust's custodian at the earliest practicable date thereafter.

                (e) Promptly after the Closing Date, the Target Fund will deliver to the Trust its Statement of Assets and Liabilities as of the Closing Date (usually within one week).

         4. DISSOLUTION AND LIQUIDATION OF THE TARGET FUND, REGISTRATION OF SHARES AND ACCESS TO RECORDS. The Target Fund and the Trust also shall take the following steps in connection with the Reorganization:

                (a) At or as soon as reasonably practical after the Effective Time, the Target Fund shall dissolve and liquidate by transferring to shareholders of record of each Corresponding Target Class full and fractional shares of beneficial interest of the Acquiring Class equal in value to the shares of the Corresponding Target Class held by the shareholder. Each Corresponding Target Class shareholder also shall have the right to receive any unpaid dividends or other distributions that the Target Fund declared with respect to the shareholder's Corresponding Target Class shares before the Effective Time. The Trust shall record on its books the ownership by the shareholders of the respective Acquiring Fund shares; the Target Fund shall simultaneously redeem and cancel on its books all of its issued and outstanding shares of each Corresponding Target Class. The Target Fund shall then wind up its affairs and take all steps as are necessary and proper to terminate its registration under the 1940 Target Fund and dissolve as soon as is reasonably possible after the Effective Time and in accordance with all applicable laws and regulations.

                (b) If a former Target Fund shareholder requests a change in the registration of the shareholder's Acquiring Fund shares to a person other than the shareholder, the Acquiring Fund shall require the shareholder to (i) furnish the Acquiring Fund with an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer;
(ii) if any of the shares are outstanding in certificate form, deliver to the Acquiring Fund the certificate representing such shares; and (iii) pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or does not apply.

                (c) At and after the Closing Date, the Target Fund shall provide the Trust and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all of the Target Fund shareholders and the number and percentage ownership of the outstanding shares of the Corresponding Target Classes owned by each shareholder as of the Effective Time and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Target Fund shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. The Target Fund shall preserve and maintain, or shall direct its service providers to preserve and maintain, its records as required by Section 31 of and Rules 31a-1 and 31a-2 under the 1940 Act.

         5. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE TARGET FUND. The Target Fund represents and warrants to, and agrees with, the Trust as follows:

                (a) The Target Fund is a corporation duly created, validly existing and in good standing under the laws of the State of Maryland. The Board of Directors of the Target Fund duly established and designated each class of the Target Fund as a class of the Target Fund. The Target Fund is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

                (b) The Target Fund has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A, to enter into this Plan and to consummate the transactions contemplated herein.

                (c) The Board of Directors of the Target Fund has duly authorized the execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of the Target Fund have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and, subject to the approval of shareholders referenced in Section 2(c), the consummation of the transactions contemplated by this Plan will not, violate the Target Fund's Articles of Incorporation, By-Laws or any Material Agreement. Except for the approval of Target Fund shareholders, the Target Fund does not need to take any other action to authorize its officers to effectuate this Plan and the transactions contemplated herein.

                (d) The Target Fund has qualified as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, in respect of each taxable year since the commencement of its operations and qualifies and shall continue to qualify as a regulated investment company for its taxable year which includes the Effective Time.

                (e) The materials included within the N-14 Registration Statement when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the Target shareholder meeting and at the Effective Time of the Reorganization, insofar as they relate to the Target Fund (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

                (f) The Target Fund has duly authorized and validly issued all of its issued and outstanding shares and all of the shares are validly outstanding, fully paid and non-assessable, and are offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase the Target Fund shares, nor are there any securities convertible into Target Fund shares.

                (g) The Target Fund shall  operate its  business in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable in anticipation of the Reorganization.

                (h) At the Effective Time, the Target Fund will have good and marketable title to its Assets and full right, power and authority to assign, transfer, deliver and convey such Assets.

                (i) The Target Financial Statements, copies of which have been previously delivered to the Trust, fairly present the financial position of the Target Fund as of the Target Fund's most recent fiscal year-end and the results of the Target Fund's operations and changes in its net Assets for the periods indicated. The Target Financial Statements are in accordance with generally accepted accounting principles consistently applied.

                (j) To the Knowledge of the Target Fund, the Target Fund has no Liabilities, whether or not determined or determinable, other than the Liabilities disclosed or provided for in the Target Financial Statements or Liabilities incurred in the ordinary course of business subsequent to the date of the Target Financial Statements, and Liabilities set forth in the Assets List.

                (k) Other than the claims, actions, suits, investigations or proceedings set forth on Schedule C, the Target Fund does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against it or its Assets or businesses. The Target Fund does not Know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against it. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all required performance disclosures have been made. Other than the orders, decrees or judgments set forth on Schedule C, the Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by the Plan.

                (l) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business or listed in Schedule B, in each case under which no material default exists, the Target Fund is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of the Target Fund.

                (m) The Target Fund has filed its federal income tax returns, copies of which have been previously delivered to the Trust, for all taxable years to and including the Target Fund's most recent taxable year, and has paid all taxes payable pursuant to such returns. No such return is currently under audit and no assessment has been asserted with respect to such returns.

                (n) Since the date of the Target Financial Statements, there has been no material adverse change in the financial condition, results of operations, business, properties or Assets of the Target Fund. For all purposes under this Plan, investment underperformance, negative investment performance and/or investor redemptions shall not be considered material adverse changes, provided all required performance disclosures have been made.

                6. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE TRUST. The Trust, on behalf of itself and, as appropriate, the Acquiring Fund, represents and warrants to, and agrees with the Target Fund as follows:

                (a) The Trust is organized as a Delaware business trust duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of Trustees of the Trust duly established and designated the Acquiring Fund as a series of the Trust and each Acquiring Class as a class of the Acquiring Fund. The Trust is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is full force and effect. The Trust's Registration Statement relating to the Acquiring Fund and each Acquiring Class will be effective with the SEC prior to the Effective Date.

                (b) The Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as described in its Registration Statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

                (c) The Board of Trustees of the Trust has duly authorized execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of the Trust have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate the Trust's Trust Instrument, By-Laws or any Material Agreement. The Trust does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein.

                (d) The Acquiring Fund shall qualify as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of its current taxable year.

                (e) The materials included within the N-14 Registration Statement when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the Target shareholder meeting and at the Effective Time of the Reorganization, insofar as they relate to the Trust and the Acquiring Fund (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

                (f) There shall be no issued and outstanding shares of the Acquiring Fund or any Acquiring Class prior to the Closing Date other than shares issues to Forum Financial Group, LLC or its affiliates in order to approve certain Acquiring Class start-up matters. The Trust shall duly authorize the Acquiring Fund shares to be issued and delivered to the Corresponding Target Fund as of the Effective Time. When issued and delivered, the Acquiring Fund shares shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are no outstanding options, warrants or other rights to subscribe for or purchase the Acquiring Fund shares, nor are there any securities convertible into Acquiring Fund shares.

                (g) The Trust will not commence the operations of the Acquiring Fund or any Acquiring Class prior to the Effective Time.

                (h) The Trust does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against the Acquiring Fund or its Assets or businesses. There are no facts that the Trust currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against it. The Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated herein.

                (i) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no material default exists, the Trust is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of the Acquiring Fund.

                (j) The Trust has made all state filings to register each Acquiring Class in each jurisdiction that the Corresponding Target Class is currently registered and all necessary steps have been taken under all relevant jurisdictions' securities laws to consummate the Reorganization.

                (k) Since May 31, 2002, there has been no material adverse change in the financial condition, business, properties or Assets of the Acquiring Fund.

         7. CONDITIONS TO THE TARGET FUND'S OBLIGATIONS. The obligations of the Target Fund with respect to the Reorganization shall be subject to the following conditions precedent:

                (a) The Trust shall have duly executed and delivered the applicable Reorganization Documents to the Target Fund.

                (b) The Target Fund's shareholders shall have approved the Reorganization in the manner required by the Target Fund's Articles of Incorporation and applicable law. If the Target Fund shareholders fail to approve the Reorganization, that failure shall release the Target Fund of its obligations under this Plan.

                (c) The Trust shall have delivered to the Target Fund a certificate dated as of the Closing Date and executed in its name by the Secretary or Assistant Secretary of the Trust, in a form reasonably satisfactory to the Target Fund, stating that the representations and warranties of the Trust in this Plan that apply to the Reorganization are true and correct in all material respects at and as of the Valuation Time.

                (d) The Target Fund shall have received an opinion of Seward & Kissel LLP, as counsel to the Trust, in form and substance reasonably satisfactory to the Target Fund and dated as of the Closing Date, substantially to the effect that:

                  (1) The Trust is a Delaware business trust duly created, validly existing and in good standing under the laws of the State of Delaware and is an open-end, management investment company registered under the 1940 Act;

                  (2) The Plan has been duly authorized, executed and delivered by the Trust, and assuming due authorization, execution, and delivery of this Plan by the Target Fund, represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding whether at law or in equity or with respect to the enforcement of provisions of the Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material;

                  (3) The shares of the Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by the Trust;

                  (4) The execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Trust Instrument or By-Laws of the Trust or any Material Agreement to which the Trust is a party or by which it is bound; and

                  (5) To the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust of the Reorganization or for the execution and delivery of the Acquiring Fund's Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquiring Fund.

          In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "Knowledge" and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or trustees of the Trust.

                (e) The Target Fund shall have received an opinion of Piper Rudnick LLP with respect to the tax matters specified in Section 8(e) addressed to the Target Fund and the Trust in form and substance reasonably satisfactory to them, and dated as of the Closing Date.

                (f) The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund's shares and the SEC shall not have instituted or, to the Knowledge of the Trust, contemplated instituting, any stop order suspending the effectiveness of the N-14 Registration Statement.

                (g) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with the Reorganization.

                (h) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

                (i) The Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Effective Time.

                (j) The Target Fund shall have received from the Trust a duly executed instrument whereby the Acquiring Fund assumes all of the Liabilities of or attributable to the Target Fund.

                (k) The Target Fund shall have received a letter dated as of the Closing Date from _[NAME OF AUDITOR]_ addressed to the Target Fund and the Trust in form and substance reasonably satisfactory to them to the effect that on the basis of limited procedures as agreed to by the Target Fund and the Trust and described in such letter (but not an examination in accordance with generally accepted auditing standards):

                      (1) nothing came to their attention that caused them to believe that the relevant unaudited pro forma financial statements included in the N-14 Registration Statement do not comply as to form in all material respects with the applicable accounting requirements of Rule 11-02 of Regulation S-X or that the relevant pro forma adjustments have not properly been applied to the historical amounts in the compilation of those amounts;

                      (2) the data used in the calculation of the current and pro forma expense ratios of the Target Fund and the Acquiring Fund appearing in the N-14 Registration Statement, including the proxy materials, agree with the underlying accounting records of the Target Fund and the Acquiring Fund, as appropriate, or with written estimates provided by officers of the Target Fund or the Trust, as appropriate, having responsibility for financial and reporting matters and were found to be mathematically correct; and

                      (3) the information relating to the Acquiring Fund and the Target Fund appearing in the N-14 Registration Statement that is expressed in dollars or percentages of dollars has been obtained from the accounting records of the Acquiring Fund or the Target Fund, as appropriate, or from schedules prepared by officers of the Target Fund or the Trust, as appropriate, having responsibility for financial and reporting matters and such information is in agreement with such records or schedules or with computations made therefrom.

                (l) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 10 of this Plan.

                (m) The parties shall have received any necessary order of the SEC exempting the parties from the prohibitions of Section 17 of the 1940 Act or any similar relief necessary to permit the Reorganization.

                (n) The parties shall have received a certificate from BrownIA Investment Advisory Incorporated. stating that it will pay all of the expenses incurred by the Target Fund and the Trust in connection with the Reorganization.

                (o) The Board of Directors of the Target Fund shall have determined that the Target Fund's participation in the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund's existing shareholders will not be diluted as a result of effecting the Reorganization.

         8. CONDITIONS TO TRUST'S OBLIGATIONS. The obligations of the Trust with respect to the Reorganization shall be subject to the following conditions precedent:

                (a) The Target Fund shall have duly executed and delivered its applicable Reorganization Documents to the Trust.

                (b) The Target Fund's shareholders shall have approved the Reorganization in the manner required by the Target Fund's Articles of Incorporation and applicable law. If the Target Fund shareholders fail to approve the reorganization, that failure shall release the Target Fund of its obligations under this Plan.

                (c) The Target Fund shall have delivered to the Trust a certificate dated as of the Closing Date and executed in its name by its Secretary or Assistant Secretary, in a form reasonably satisfactory to the Trust, stating that the representations and warranties of the Target Fund in this Plan that apply to the Reorganization are true and correct in all material respects at and as of the Valuation Time.

                (d) The Trust shall have received an opinion of Morgan, Lewis & Bockius, LLP, as counsel to the Target Fund, in form and substance reasonably satisfactory to the Trust and dated as of the Closing Date, substantially to the effect that:

                             (1) The Target Fund is a corporation duly created, validly existing and in good standing under the laws of the State of Maryland and is an open-end, management investment company registered under the 1940 Act;

                             (2) The Plan and the documents executed by the Target Fund in order to effect the transactions contemplated by the Plan have been duly authorized, executed and delivered by the Target Fund and, assuming due authorization, execution and delivery of this Plan by the Trust on behalf of the Acquiring Fund, represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding, whether at law or in equity or with respect to the enforcement of provisions of the Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material;

                             (3) The execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Articles of Incorporation or By-Laws of the Target Fund or any Material Agreement to which the Target Fund is a party or by which it is bound; and

                             (4) To the Knowledge of such  counsel,  no consent,
         approval, authorization or order of any court or governmental authority is required for the consummation by the Target Fund of the Reorganization or the execution and delivery of the Target Fund's Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Target Fund.

           In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "Knowledge" and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and
(v) rely on certificates of officers or trustees of the Target Fund.

          (e) The Trust shall have received an opinion of Piper Rudnick LLP addressed to the Target Fund and the Trust in form and substance reasonably satisfactory to them, based upon representations made in certificates provided by them, their affiliates and/or principal shareholders and dated as of the Closing Date, substantially to the effect that, for federal income tax purposes:

               (1) The Reorganization will constitute a "reorganization" within the meaning of Code Section 368(a). The Acquiring Fund and the Target Fund each will be a "party to a reorganization." Code Section 368(b).

               (2) The Target Fund  shareholders  will recognize no gain or loss on their receipt of voting shares of the Acquiring Fund in exchange for their voting shares of the Target Fund pursuant to the Reorganization. Code Section 354(a)(1).

               (3) The Target Fund will not recognize gain or loss on the transfer of all of its Assets to the Acquiring Fund solely in exchange for voting shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Target Fund's Liabilities pursuant to the Reorganization. Code Sections 357(a) and 361(a).

               (4)  The  Target  Fund  will  not  recognize  gain or loss on its distribution of voting shares of the Acquiring Fund to its shareholders pursuant to the liquidation of the Target Fund. Code
          Section 361(c).

               (5) The Acquiring Fund will not recognize gain or loss on its acquisition of all of the Assets of the Target Fund solely in exchange for voting shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Target Fund's Liabilities. Code Section 1032(a).

               (6) The aggregate tax basis of the voting shares of the Acquiring Fund received by each of the Target Fund's shareholders pursuant to the Reorganization will equal the aggregate tax basis of the voting shares of the Target Fund surrendered in exchange therefor. Code
          Section 358(a)(1).

               (7) The holding period of the voting shares of the Acquiring Fund received by each of the Target Fund's shareholders pursuant to the Reorganization will include the period that the shareholder held the voting shares of the Target Fund exchanged therefor, provided that the shareholder held such shares as a capital asset on the date of the Reorganization. Code Section 1223(1).

               (8) The Acquiring Fund's basis in the Assets of the Target Fund received pursuant to the Reorganization will equal the Target Fund's basis in the Assets immediately before the Reorganization. Code
          Section 362(b).

               (9) The Acquiring Fund's holding period in the Target Fund's Assets received pursuant to the Reorganization will include the period during which the Target Fund held the Assets. Code Section 1223(2).

               (10) The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Code Section 381(c), including the earnings and profits, or deficit in earnings and profits, of the Target Fund as of the date of the Reorganization. The Acquiring Fund will take these items into account subject to the conditions and limitations specified in Code Sections 381, 382, 383 and 384 and applicable regulations thereunder.

                (f) The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund's shares and no stop order suspending the effectiveness of the N-14 Registration Statement shall have been instituted or, the Knowledge of the Trust, contemplated by the SEC.

                (g) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

                (h) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

                (i) The Target Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Valuation Time and Effective Time.

                (j) The Trust shall have received a letter from [Name of Auditor] addressed to the Target Fund and the Trust as described in Section 7(j).

                (k) Except to the extent prohibited by Rule 19b-1 under the 1940 Act, the Target Fund shall have declared a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to the Target Fund's shareholder substantially all investment company taxable income of or attributable to the Target Fund earned prior to the Closing Date and substantially all net capital gain of or attributable to the Target Fund realized prior to such date.

                (l) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 10 of this Plan.

                (m) The parties shall have received any necessary order of the SEC exempting the parties from the prohibitions of Section 17 of the 1940 Act or any similar relief necessary to permit the Reorganization.

                (n) The parties shall have received a certificate from Brown Investment Advisory Incorporated stating that it will pay all of the expenses incurred by the Acquiring Fund and the Target Fund in connection with the Reorganization.

                (o) The Board of Trustees of the Trust shall have determined that the Acquiring Fund's participation in the Reorganization is in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of effecting the Reorganization.

         9. SURVIVAL OF REPRESENTATIONS AND WARRANTIES. The representations and warranties of the parties hereto shall survive the completion of the transactions contemplated herein.

         10. TERMINATION OF PLAN. A majority of a party's Board of Trustees/Directors may terminate this Plan with respect to the Acquiring Fund or Target Fund, as appropriate, at any time before the applicable Effective Time if: (i) the party's conditions precedent set forth in Sections 7 or 8, as appropriate, are not satisfied or (ii) the Board of Trustees/Directors determines that the consummation of the applicable Reorganization is not in the best interests of shareholders and gives notice to the other party.

         11. GOVERNING LAW. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.

         12. BROKERAGE FEES. Each party represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for in the Plan.

         13. AMENDMENTS. The parties may, by agreement in writing authorized by their respective Boards of Trustees/Directors, amend this Plan at anytime before or after the Target Fund's shareholders approve the Reorganization. However, after the Target Fund shareholders approve the Reorganization, the parties may not amend this Plan in a manner that materially alters the obligations of either party with respect to the Reorganization. The parties shall not deem this Section to preclude them from changing the Closing Date or the Effective Time by mutual agreement.
(9)
         14. WAIVERS. At any time prior to the Closing Date, either party may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. The parties agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

         15. COOPERATION AND FURTHER ASSURANCES. Each party will cooperate with the other in fulfilling its obligations under this Plan and will provide such information and documentation as is reasonably requested by the other in carrying out this Plan's terms. Each party will provide such further assurances concerning the performance of obligations under this Plan and the consummation of the Reorganization as the other shall deem necessary, advisable or appropriate.

         16. UPDATING OF N-14 REGISTRATION STATEMENT. If at any time prior to the Effective Date, a party becomes aware of any material information that is not reflected in the N-14 Registration Statement, the party discovering the information shall notify the other party and the parties shall cooperate in promptly preparing, filing and clearing with the SEC, and, if appropriate, distributing to shareholders appropriate disclosure with respect to the information.

         17. LIMITATION ON LIABILITIES. The obligations of the Target Fund, the Trust, and the Acquiring Fund shall not bind any of the Trustees/ Directors, shareholders, nominees, officers, agents, or employees of the Target Fund or the Trust personally, but shall bind only the Assets and property of the Acquiring Fund and Target Fund, respectively. The execution and delivery of this Plan by the parties' officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Assets and the property of the Acquiring Fund or Target Fund, as appropriate.

         18. NOTICES. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier to:

                  For the Target Fund:





                  With copies to:



                  For the Trust:

                           Leslie K. Klenk, Esq.
                           Forum Financial Group, LLC
                           Two Portland Square
                           Portland, ME 04101

                  With copies to:

                           Anthony C.J. Nuland, Esq.
                           Seward & Kissel LLP
                           1200 G Street, N.W., Suite 350
                           Washington, DC 20005

         19. GENERAL. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The parties may execute this Plan in counterparts, which shall be considered one and the same agreement, and shall become effective when the counterparts have been executed by and delivered to both parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

         IN  WITNESS  WHEREOF,   the  parties  hereto  have  caused  their  duly
authorized officers designated below to execute this Plan as of the date first written above.


                                                     SHORT-INTERMEDIATE INCOME
                                                     FUND, INC.
                                                     (TARGET FUND)


ATTEST:

____________________________________________         By:    ______________________________________________
Name:                                                       Name:
Title:                                                      Title:


                                                     THE TRUST, FOR ITSELF AND ON BEHALF OF
                                                     BROWNIA SHORT-INTERMEDIATE
                                                     INCOME FUND
                                                     (ACQUIRING FUND)

ATTEST:

____________________________________________         By:    ______________________________________________
Name:                                                       Name:
Title:                                                      Title:

                                   SCHEDULE A

                            CORRESPONDING CLASS TABLE

---------------------------------------------- ------------------ --------------------------------------- ---------------------
                                                                                                             Corresponding
                                                                                                              Target Class
                                               ACQUIRING CLASS
---------------------------------------------- ------------------ --------------------------------------- ---------------------
BrownIA Short-Intermediate Income Fund         Institutional      Short-Intermediate Income Fund, Inc.    Institutional Shares
                                               Shares
---------------------------------------------- ------------------ --------------------------------------- ---------------------
                                               A Shares                                                   A Shares
---------------------------------------------- ------------------ --------------------------------------- ---------------------


                                  Schedule A-1

                                   SCHEDULE B

                               MATERIAL AGREEMENTS

(1)      The following agreements are the Material Agreements of the Target Fund related to a Reorganization:


(2)      The following agreements are the Material Agreements of the Trust related to a Reorganization:

 - Administration Agreement between the Trust and Forum Administrative Services, LLC

 - Investment Advisory Agreement between the Trust and Brown Investment Advisory Incorporated

 - Distribution Agreement between the Trust and Forum Fund Services, LLC

 - Custodian Agreement between the Trust and Forum Trust, LLC

 - Transfer Agency and Services Agreement between the Trust and Forum Shareholder Services, LLC

 - Fund Accounting Agreement between the Trust and Forum Accounting Services, LLC
(11)


                                  Schedule B-1

                                   SCHEDULE C

(1) Claims, actions, suits, investigations or proceedings pending or threatened against the Target Fund or its Assets or businesses:


(2) Orders, decrees or judgments to which the Target Fund is a party that adversely affect, or are reasonably likely to adversely affect, the Target Fund's financial condition, results of operations, business, properties or Assets or ability to consummate the transactions contemplated by the Plan:


                                  Schedule C-1

                                    EXHIBIT B

                     MANAGEMENT'S DISCUSSION OF PERFORMANCE
                      SHORT-INTERMEDIATE INCOME FUND, INC.

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Dear Shareholders:

We are pleased to report on the Fund's progress for the period ended December 31, 2001.

The fourth quarter of 2001 saw both an official proclamation of the beginning of the recession in the US and market reactions that indicated participants anticipated better times ahead. The equity markets rebounded dramatically in the aftermath of the September 11 tragedy (fourth quarter total returns: S&P +10.71%; NASDAQ+30.23%). Juxtaposed to this optimism were bond returns in the flat to slightly negative range. Treasury rates dropped precipitously immediately after September 11 in a flight to quality. However, when it became apparent that both fiscal and monetary stimulus would have a positive effect on the economy, rates moved higher. This occurred against a current economic backdrop that may have stopped declining, but arguably remains weak. Federal Reserve officials acknowledge this and seem intent upon keeping short term interest rates low into the foreseeable future.

Indeed, it has been this Fed-induced decline in short-term interest rates that allowed the short- to intermediate-term bond markets to perform so well. However, with two years of above-average performance for many sectors of the bond market, we feel it will be difficult to continue that trend. We believe future returns will be achieved by careful selection of securities offering attractive spreads relative to Treasuries (eg. corporates, mortgages and asset-backed securities) rather than by general interest rate declines.

The return for the Fund's Class A Shares was essentially unchanged for the quarter, declining .01% (excluding sales charges), with income helping to buffer the principal decline. Because of our belief that spreads will tighten and thus corporates and mortgages will outperform Treasuries and US Agencies, we have positioned the Fund to take advantage should that trend occur. Corporates comprise 26% of the Fund's assets at year-end with mortgages at 32% and asset-backed securities at 16%.

Sincerely,

/s/ PAUL D. CORBIN

/s/ ELLEN D. HARVEY

Paul D. Corbin and Ellen D. Harvey
Portfolio Managers of the
SHORT-INTERMEDIATE INCOME FUND
December 31, 2001

 SECTOR ALLOCATION
 As of December 31, 2001
 (percentages are based on total net assets in the Fund)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POIINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                 Asset-Backed    Cash & Other   Treasury      Mortage-Backed
Corporates       Securities      Assets         and Agency    Securities
26%              16%             4%             22%           32%

 SECTOR ALLOCATION
 As of December 31, 2000
 (percentages are based on total net assets in the Fund)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POIINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                 Asset-Backed    Cash & Other   Treasury      Mortage-Backed
Corporates       Securities      Assets         and Agency    Securities
27%              24%             7%             20%           22%
--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POIINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Short-Intermediate Income Fund--Class A Shares, Lehman Brothers Intermediate Aggr. Bond Index, Lehman Brothers Intermediate US Gov't/Credit Index, Merrill Lynch 1-3 Year Treasury Index, Lehman Brothers 1-3 Yr US Gov't/Credit Index and Lipper Short-Intermediate Investment Grade Debt Funds Average Growth of a $10,000 Investment (since inception)2

5/13/91  10000    10000    10000    10000   10000    10000
6/30/91   9980     9995    10007    10041   10037    10004
7/31/91  10103    10134    10119    10128   10125    10105
8/31/91  10257    10353    10312    10267   10262    10289
9/30/91  10432    10563    10489    10378   10373    10459
10/31/91 10567    10680    10609    10489   10485    10577
11/30/91 10701    10778    10731    10598   10591    10692
12/31/91 10979    11098    10993    10759   10751    10957
1/31/92  10776    10947    10893    10743   10740    10857
2/29/92  10792    11018    10936    10781   10773    10897
3/31/92  10756    10956    10893    10776   10771    10869
4/30/92  10845    11035    10989    10874   10870    10950
5/31/92  11032    11244    11159    10973   10971    11106
6/30/92  11208    11398    11324    11085   11084    11266
7/31/92  11462    11631    11550    11209   11214    11480
8/31/92  11510    11749    11665    11308   11305    11582
9/30/92  11690    11888    11824    11416   11412    11724
10/31/92 11564    11730    11670    11347   11344    11585
11/30/92 11481    11735    11629    11329   11328    11538
12/31/92 11603    11920    11781    11437   11434    11663
1/31/93  11854    12148    12011    11555   11557    11865
2/28/93  12051    12361    12200    11655   11651    12046
3/31/93  12091    12412    12248    11690   11689    12083
4/30/93  12187    12499    12347    11762   11762    12172
5/31/93  12158    12515    12320    11729   11735    12163
6/30/93  12336    12742    12513    11816   11824    12340
7/31/93  12387    12814    12544    11843   11852    12382
8/31/93  12578    13038    12743    11946   11951    12566
9/30/93  12639    13074    12795    11985   11989    12617
10/31/93 12688    13123    12830    12009   12017    12650
11/30/93 12586    13011    12758    12012   12021    12584
12/31/93 12645    13082    12817    12057   12070    12636
1/31/94  12791    13258    12959    12134   12147    12764
2/28/94  12576    13028    12767    12056   12073    12588
3/31/94  12323    12707    12557    11996   12010    12388
4/30/94  12226    12605    12471    11954   11965    12300
5/31/94  12238    12604    12480    11971   11981    12288
6/30/94  12226    12576    12481    12006   12013    12271
7/31/94  12374    12826    12661    12110   12122    12420
8/31/94  12424    12841    12701    12152   12163    12455
9/30/94  12300    12652    12584    12124   12136    12360
10/31/94 12275    12641    12582    12151   12164    12349
11/30/94 12212    12613    12525    12096   12113    12306
12/31/94 12225    12700    12569    12124   12136    12345
1/31/95  12403    12952    12781    12293   12302    12513
2/28/95  12671    13260    13046    12461   12472    12729
3/31/95  12723    13341    13121    12531   12543    12805
4/30/95  12851    13527    13283    12642   12656    12938
5/31/95  13265    14051    13684    12863   12869    13278
6/30/95  13356    14154    13776    12933   12948    13358
7/31/95  13355    14122    13778    12986   13000    13366
8/31/95  13474    14293    13903    13064   13078    13478
9/30/95  13619    14432    14004    13128   13143    13574
10/31/95 13791    14619    14160    13238   13252    13714
11/30/95 13965    14838    14346    13355   13366    13869
12/31/95 14125    15047    14497    13457   13468    14002
1/31/96  14233    15146    14622    13572   13583    14107
2/29/96  14071    14883    14450    13515   13531    13974
3/31/96  14003    14780    14376    13503   13521    13911
4/30/96  13949    14697    14325    13514   13535    13873
5/31/96  13922    14667    14314    13542   13566    13868
6/30/96  14060    14864    14466    13639   13665    13992
7/31/96  14116    14904    14509    13693   13718    14035
8/31/96  14101    14879    14520    13739   13769    14045
9/30/96  14325    15139    14723    13864   13895    14218
10/31/96 14578    15474    14983    14021   13898    14434
11/30/96 14776    15739    15180    14129   14157    14599
12/31/96 14691    15593    15083    14129   14160    14537
1/31/97  14734    15641    15142    14195   14228    14592
2/28/97  14763    15679    15171    14228   14263    14623
3/31/97  14662    15506    15066    14222   14252    14549
4/30/97  14821    15738    15243    14339   14369    14696
5/31/97  14937    15887    15370    14436   14470    14799
6/30/97  15069    16075    15510    14536   14570    14923
7/31/97  15319    16509    15825    14696   14732    15175
8/31/97  15260    16368    15746    14709   14746    15126
9/30/97  15438    16609    15929    14821   14856    15283
10/31/97 15588    16850    16105    14930   14966    15411
11/30/97 15618    16928    16141    14966   15004    15441
12/31/97 15738    17098    16270    15068   15103    15542
1/31/98  15920    17318    16483    15214   15249    15719
2/28/98  15905    17305    16471    15228   15261    15715
3/31/98  15951    17364    16524    15290   15321    15772
4/30/98  16012    17455    16606    15362   15397    15839
5/31/98  16120    17620    16728    15444   15480    15947
6/30/98  16229    17770    16835    15524   15560    16033
7/31/98  16291    17808    16894    15597   15633    16090
8/31/98  16541    18097    17160    15793   15812    16292
9/30/98  16809    18521    17591    16002   16025    16571
10/31/98 16761    18423    17574    16080   16094    16545
11/30/98 16746    18528    17572    16066   16092    16546
12/31/98 16809    18583    17643    16122   16154    16616
1/31/99  16890    18716    17740    16187   16223    16704
2/28/99  16713    18389    17479    16107   16154    16529
3/31/99  16842    18491    17609    16218   16269    16652
4/30/99  16875    18550    17663    16270   16325    16698
5/31/99  16760    18387    17528    16261   16311    16603
6/30/99  16761    18329    17540    16311   16360    16608
7/31/99  16761    18251    17524    16363   16406    16600
8/31/99  16761    18241    17538    16411   16450    16611
9/30/99  16928    18453    17701    16517   16560    16758
10/31/99 16945    18521    17747    16562   16609    16788
11/30/99 16961    18520    17769    16593   16646    16815
12/31/99 16927    18431    17711    16617   16663    16794
1/31/00  16876    18370    17646    16610   16663    16750
2/29/00  17030    18593    17791    16721   16779    16874
3/31/00  17202    18837    17977    16825   16874    17018
4/30/00  17115    18784    17936    16869   16906    16986
5/31/00  17115    18775    17964    16938   16967    17006
6/30/00  17446    19166    18281    17114   17155    17269
7/31/00  17534    19339    18420    17222   17272    17384
8/31/00  17780    19620    18638    17349   17409    17554
9/30/00  17957    19743    18807    17474   17552    17715
10/31/00 18028    19874    18893    17568   17631    17753
11/30/00 18261    20199    19150    17735   17795    17967
12/31/00 18566    20573    19503    17946   18010    18239
1/31/01  18837    20910    19823    18171   18265    18503
2/28/01  19000    21092    20010    18289   18395    18662
3/31/01  19128    21198    20164    18442   18544    18795
4/30/01  19128    21110    20110    18491   18603    18764
5/31/01  19220    21237    20223    18595   18717    18860
6/30/01  19275    21318    20299    18659   18789    18929
7/31/01  19610    21794    20721    18868   19025    19261
8/31/01  19797    22044    20928    18977   19154    19419
9/30/01  20060    22301    21233    19289   19439    19668
10/31/01 20323    22767    21585    19471   19634    19884
11/30/01 20153    22453    21369    19429   19581    19700
12/31/01 20058    22311    21251    19436   19590    19604

                                                       CUMULATIVE TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                         1 Year 3 Years 5 Years  10 Years  Since   1 Year 3 Years 5 Years  10 Years   Since
   December 31, 2001                                                 Inception 2                                Inception 2

 Short-Intermediate Income Fund
   Class A Shares                         8.03%  19.32%  36.53%    82.69%  100.58%  8.03%   6.07%   6.43%     6.21%   6.76%
   Institutional Class                    8.36%  20.32%  38.35%       n/a   47.08%  8.36%   6.36%   6.71%       n/a   6.46%
---------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Intermediate
   Aggregate Bond Index 3                 8.68%  21.42%  42.03%    95.50%  115.03%  8.68%   6.68%   7.27%     6.93%   7.49%
---------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Intermediate
   US Gov't/Credit Index 4                8.96%  20.45%  40.89%    93.32%  112.52%  8.96%   6.40%   7.10%      6.81   7.37%
---------------------------------------------------------------------------------------------------------------------------
 Merrill Lynch 1-3 Year
   Treasury Index 5                       8.30%  20.54%  37.56%    80.63%   94.36%  8.30%   6.43%   6.59%     6.09%   6.48%
---------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers 1-3 Year US
   Gov't/Credit Index6                    8.78%  21.27%  38.35%    82.22%   95.90%  8.78%   6.64%   6.71%     6.18%   6.56%
 Lipper Short-Intermediate Investment
   Grade Debt Funds Average 7             7.21%  17.93%  34.39%    78.88%   96.04%  7.21%   5.65%   6.08%     5.98%   6.56%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of any sales charges. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2    The Fund's inception dates are: Class A Shares: May 13, 1991, Institutional
     Class: November 2, 1995. Benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning May 31, 1991.
3 The Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities and durations in the intermediate range. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns. During the year ended December 31, 2001, the Fund changed its primary benchmark from the Lehman Brothers 1-3
     Year US Government/Credit Index to the Lehman Brothers Intermediate Aggregate Bond Index. This change is intended to provide shareholders with better information to assess the performance of the Fund by utilizing a broader index that more closely corresponds to the Fund's investment strategy.
4    Lehman  Brothers  Intermediate US  Government/Credit  Index is an unmanaged index providing a general measure of the performance in the intermediate-term government and corporate bond sectors. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
5 Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that provides a general measure of the performance in the short-term Treasury sector. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
6 Lehman Brothers 1-3 Year US Government/Credit Index is an unmanaged index consisting of all US Government agency and Treasury securities as well as all investment grade corporate debt securities with maturities of one to three years. Prior shareholder reports referred to this index as the Lehman Brothers Intermediate-Term Government/Corporate Bond Index. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
7 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION

The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the performance of each of the Fund's classes to that of an appropriate market index. This graph measures the growth of a $10,000 hypothetical investment (or the Fund class' minimum initial investment if that amount exceeds $10,000) including any applicable maximum sales load, from the inception date of the respective class through the end of the most recent fiscal year-end. The SEC also requires that we report the total return of each class, according to a standardized formula that includes any applicable maximum sales load, for various time periods through the end of the most recent fiscal year.

Both the line graph and the SEC standardized total return figures include the impact of the 1.50% maximum initial sales charge for the Class A Shares. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge.

While the graphs and the total return figures are required by SEC rules, such comparisons are of limited utility since the total return of the Fund's shares are adjusted for any applicable sales charges and expenses while the total return of the indices are not. In fact, if you wished to replicate the total return of these indices, you would have to purchase the securities they represent, an effort that would require a considerable amount of money and would incur expenses that are not reflected in the index results.

The SEC total return figures may differ from total return figures in the Shareholder Letter and Performance Comparison sections because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. Any performance figures shown are for the full period indicated.

--------------------------------------------------------------------------------

Short-Intermediate Income Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION 1

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POIINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Short-Intermediate Income Fund--Class A Shares, Lehman Brothers Intermediate Aggr. Bond Index, Lehman Brothers Intermediate US Gov't/Credit Index, Merrill Lynch 1-3 Year Treasury Index, Lehman Brothers 1-3 Yr Gov't Credit Index and Lipper Short-Intermediate Investment Grade Debt Funds Average Growth of a $10,000 Investment (since inception)2

5/13/91  10000    10000    10000    10000   10000    10000
6/30/91   9980     9995    10007    10041   10037    10004
7/31/91  10103    10134    10119    10128   10125    10105
8/31/91  10257    10353    10312    10267   10262    10289
9/30/91  10432    10563    10489    10378   10373    10459
10/31/91 10567    10680    10609    10489   10485    10577
11/30/91 10701    10778    10731    10598   10591    10692
12/31/91 10979    11098    10993    10759   10751    10957
1/31/92  10776    10947    10893    10743   10740    10857
2/29/92  10792    11018    10936    10781   10773    10897
3/31/92  10756    10956    10893    10776   10771    10869
4/30/92  10845    11035    10989    10874   10870    10950
5/31/92  11032    11244    11159    10973   10971    11106
6/30/92  11208    11398    11324    11085   11084    11266
7/31/92  11462    11631    11550    11209   11214    11480
8/31/92  11510    11749    11665    11308   11305    11582
9/30/92  11690    11888    11824    11416   11412    11724
10/31/92 11564    11730    11670    11347   11344    11585
11/30/92 11481    11735    11629    11329   11328    11538
12/31/92 11603    11920    11781    11437   11434    11663
1/31/93  11854    12148    12011    11555   11557    11865
2/28/93  12051    12361    12200    11655   11651    12046
3/31/93  12091    12412    12248    11690   11689    12083
4/30/93  12187    12499    12347    11762   11762    12172
5/31/93  12158    12515    12320    11729   11735    12163
6/30/93  12336    12742    12513    11816   11824    12340
7/31/93  12387    12814    12544    11843   11852    12382
8/31/93  12578    13038    12743    11946   11951    12566
9/30/93  12639    13074    12795    11985   11989    12617
10/31/93 12688    13123    12830    12009   12017    12650
11/30/93 12586    13011    12758    12012   12021    12584
12/31/93 12645    13082    12817    12057   12070    12636
1/31/94  12791    13258    12959    12134   12147    12764
2/28/94  12576    13028    12767    12056   12073    12588
3/31/94  12323    12707    12557    11996   12010    12388
4/30/94  12226    12605    12471    11954   11965    12300
5/31/94  12238    12604    12480    11971   11981    12288
6/30/94  12226    12576    12481    12006   12013    12271
7/31/94  12374    12826    12661    12110   12122    12420
8/31/94  12424    12841    12701    12152   12163    12455
9/30/94  12300    12652    12584    12124   12136    12360
10/31/94 12275    12641    12582    12151   12164    12349
11/30/94 12212    12613    12525    12096   12113    12306
12/31/94 12225    12700    12569    12124   12136    12345
1/31/95  12403    12952    12781    12293   12302    12513
2/28/95  12671    13260    13046    12461   12472    12729
3/31/95  12723    13341    13121    12531   12543    12805
4/30/95  12851    13527    13283    12642   12656    12938
5/31/95  13265    14051    13684    12863   12869    13278
6/30/95  13356    14154    13776    12933   12948    13358
7/31/95  13355    14122    13778    12986   13000    13366
8/31/95  13474    14293    13903    13064   13078    13478
9/30/95  13619    14432    14004    13128   13143    13574
10/31/95 13791    14619    14160    13238   13252    13714
11/30/95 13965    14838    14346    13355   13366    13869
12/31/95 14125    15047    14497    13457   13468    14002
1/31/96  14233    15146    14622    13572   13583    14107
2/29/96  14071    14883    14450    13515   13531    13974
3/31/96  14003    14780    14376    13503   13521    13911
4/30/96  13949    14697    14325    13514   13535    13873
5/31/96  13922    14667    14314    13542   13566    13868
6/30/96  14060    14864    14466    13639   13665    13992
7/31/96  14116    14904    14509    13693   13718    14035
8/31/96  14101    14879    14520    13739   13769    14045
9/30/96  14325    15139    14723    13864   13895    14218
10/31/96 14578    15474    14983    14021   13898    14434
11/30/96 14776    15739    15180    14129   14157    14599
12/31/96 14691    15593    15083    14129   14160    14537
1/31/97  14734    15641    15142    14195   14228    14592
2/28/97  14763    15679    15171    14228   14263    14623
3/31/97  14662    15506    15066    14222   14252    14549
4/30/97  14821    15738    15243    14339   14369    14696
5/31/97  14937    15887    15370    14436   14470    14799
6/30/97  15069    16075    15510    14536   14570    14923
7/31/97  15319    16509    15825    14696   14732    15175
8/31/97  15260    16368    15746    14709   14746    15126
9/30/97  15438    16609    15929    14821   14856    15283
10/31/97 15588    16850    16105    14930   14966    15411
11/30/97 15618    16928    16141    14966   15004    15441
12/31/97 15738    17098    16270    15068   15103    15542
1/31/98  15920    17318    16483    15214   15249    15719
2/28/98  15905    17305    16471    15228   15261    15715
3/31/98  15951    17364    16524    15290   15321    15772
4/30/98  16012    17455    16606    15362   15397    15839
5/31/98  16120    17620    16728    15444   15480    15947
6/30/98  16229    17770    16835    15524   15560    16033
7/31/98  16291    17808    16894    15597   15633    16090
8/31/98  16541    18097    17160    15793   15812    16292
9/30/98  16809    18521    17591    16002   16025    16571
10/31/98 16761    18423    17574    16080   16094    16545
11/30/98 16746    18528    17572    16066   16092    16546
12/31/98 16809    18583    17643    16122   16154    16616
1/31/99  16890    18716    17740    16187   16223    16704
2/28/99  16713    18389    17479    16107   16154    16529
3/31/99  16842    18491    17609    16218   16269    16652
4/30/99  16875    18550    17663    16270   16325    16698
5/31/99  16760    18387    17528    16261   16311    16603
6/30/99  16761    18329    17540    16311   16360    16608
7/31/99  16761    18251    17524    16363   16406    16600
8/31/99  16761    18241    17538    16411   16450    16611
9/30/99  16928    18453    17701    16517   16560    16758
10/31/99 16945    18521    17747    16562   16609    16788
11/30/99 16961    18520    17769    16593   16646    16815
12/31/99 16927    18431    17711    16617   16663    16794
1/31/00  16876    18370    17646    16610   16663    16750
2/29/00  17030    18593    17791    16721   16779    16874
3/31/00  17202    18837    17977    16825   16874    17018
4/30/00  17115    18784    17936    16869   16906    16986
5/31/00  17115    18775    17964    16938   16967    17006
6/30/00  17446    19166    18281    17114   17155    17269
7/31/00  17534    19339    18420    17222   17272    17384
8/31/00  17780    19620    18638    17349   17409    17554
9/30/00  17957    19743    18807    17474   17552    17715
10/31/00 18028    19874    18893    17568   17631    17753
11/30/00 18261    20199    19150    17735   17795    17967
12/31/00 18566    20573    19503    17946   18010    18239
1/31/01  18837    20910    19823    18171   18265    18503
2/28/01  19000    21092    20010    18289   18395    18662
3/31/01  19128    21198    20164    18442   18544    18795
4/30/01  19128    21110    20110    18491   18603    18764
5/31/01  19220    21237    20223    18595   18717    18860
6/30/01  19275    21318    20299    18659   18789    18929
7/31/01  19610    21794    20721    18868   19025    19261
8/31/01  19797    22044    20928    18977   19154    19419
9/30/01  20060    22301    21233    19289   19439    19668
10/31/01 20323    22767    21585    19471   19634    19884
11/30/01 20153    22453    21369    19429   19581    19700
12/31/01 19757    22311    21251    19436   19590    19604

                                                              AVERAGE ANNUAL TOTAL RETURNS
 Periods Ended                                    1 Year    5 Years   10 Years       Since
 December 31, 2001                                                             Inception 2

 Short-Intermediate Income Fund--Class A Shares    6.42%      6.11%      6.05%       6.61%
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1    PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the  reinvestment of dividend and capital gain  distributions  and includes the Class A Shares 1.50% maximum sales charge. Performance does not reflect the deduction of taxes that a shareholder  would pay on Fund  distributions or the  redemption  of Fund  shares.  Performance  figures  for the classes differ  because  each class  maintains a distinct  sales charge and expense structure.  Performance  would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2    The Fund's inception date is: Class A Shares: May 13, 1991. Benchmark returns are for the periods beginning May 31, 1991.
3    The Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities,  mortgage pass-through securities, and  asset-backed  securities with average  maturities and durations in the intermediate  range.  During the year ended  December  31,  2001,  the Fund changed  its  primary  benchmark  from  the  Lehman  Brothers  1-3  Year US
     Government/Credit  Index to the Lehman Brothers Intermediate Aggregate Bond
     Index.  This  change  is  intended  to  provide  shareholders  with  better information  to assess the  performance  of the Fund by utilizing a broader index that more closely corresponds to the Fund's investment strategy.
4    Lehman  Brothers  Intermediate US  Government/Credit  Index is an unmanaged
     index   providing   a   general   measure   of  the   performance   in  the
     intermediate-term government and corporate bond sectors.
5    Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that provides a general measure of the performance in the short-term Treasury sector.
6    Lehman Brothers 1-3 Year US  Government/Credit  Index is an unmanaged index consisting of all US Government  agency and Treasury  securities as well as all investment  grade  corporate debt  securities with maturities of one to three years. Prior shareholder reports referred to this index as the Lehman
     Brothers Intermediate-Term Government/Corporate Bond Index.
7    Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

--------------------------------------------------------------------------------


                                      B-5


Short-Intermediate Income Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION 1

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POIINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Short-Intermediate  Income  Fund--Institutional  Class,  Shares Lehman  Brothers
Intermediate  Aggr.  Bond Index,  Lehman  Brothers  Intermediate US Gov't/Credit
Index,  Merrill  Lynch  1-3  Year  Treasury  Index,  Lehman  Brothers  1-3 Yr US
Gov't/Credit  Index and Lipper  Short-Intermediate  Investment  Grade Debt Funds
Average Growth of a $250,000 Investment (since inception)2

11/2/95  250000   250000   250000   250000  250000   250000
11/30/95 252150   253746   252150   252200  252152   252678
12/31/95 255050   257307   254067   254142  254064   255038
1/31/96  256975   259016   256252   256302  256237   257011
2/29/96  254350   254514   255278   255226  255261   254710
3/31/96  252950   252745   255099   254996  255075   253756
4/30/96  252025   251323   255354   255200  255332   253274
5/31/96  251575   250813   255942   255736  255922   253254
6/30/96  254350   254181   257810   257577  257794   255502
7/31/96  255150   254877   258815   258582  258797   256298
8/31/96  254950   254449   259773   259461  259751   256734
9/30/96  259000   258884   262163   261822  262128   259885
10/31/96 263850   264618   262215   264781  262177   263758
11/30/96 267425   269151   267119   266820  267075   266787
12/31/96 265750   266648   267172   266820  267119   265729
1/31/97  266775   267465   268455   268074  268410   266829
2/28/97  267350   268130   269126   268690  269075   267382
3/31/97  265575   265159   268910   268583  268867   265890
4/30/97  268500   269128   271115   270785  271072   268562
5/31/97  270625   271672   273013   272627  272966   270498
6/30/97  273050   274897   274924   274508  274864   272763
7/31/97  277850   282310   277976   277527  277916   277228
8/31/97  276850   279902   278226   277777  278178   276390
9/30/97  279825   284030   280313   279888  280254   279192
10/31/97 282550   288150   282387   281959  282339   281265
11/30/97 283150   289477   283093   282636  283049   281803
12/31/97 285425   292392   284962   284558  284917   283654
1/31/98  288950   296146   287726   287318  287667   286762
2/28/98  288750   295923   287956   287577  287898   286795
3/31/98  289625   296940   289079   288756  289024   287874
4/30/98  290775   298489   290495   290113  290453   289137
5/31/98  292775   301321   292064   291651  292032   290911
6/30/98  294775   303876   293583   293167  293540   292350
7/31/98  295950   304523   294963   294545  294907   293380
8/31/98  300500   309479   298355   298256  298296   295903
9/30/98  305650   316725   302383   302193  302310   301109
10/31/98 304850   315051   303683   303674  303619   300793
11/30/98 304625   316839   303622   303401  303566   301238
12/31/98 305600   317792   304806   304463  304741   302429
1/31/99  307325   320060   306117   305680  306041   304054
2/28/99  304200   314472   304831   304183  304750   300980
3/31/99  306600   316215   306995   306281  306911   303319
4/30/99  307225   317217   308039   307262  307962   304334
5/31/99  305225   314438   307793   307077  307709   302487
6/30/99  305300   313437   308716   308029  308623   302458
7/31/99  305350   312102   309611   309015  309506   302207
8/31/99  305425   311943   310416   309911  310322   302338
9/30/99  308475   315565   312496   311925  312407   304890
10/31/99 308850   316729   313434   312768  313334   305484
11/30/99 309200   316707   314123   313362  314026   305997
12/31/99 308725   315179   314437   313801  314350   305581
1/31/00  307800   314147   314437   313675  314350   304739
2/29/00  310625   317947   316607   315777  316528   306988
3/31/00  313800   322135   318412   317734  318320   309672
4/30/00  312600   321213   319017   318561  318932   309253
5/31/00  312675   321065   320165   319867  320086   309432
6/30/00  318675   327745   323687   323193  323617   314239
7/31/00  320325   330720   325888   325229  325831   316326
8/31/00  324825   335513   328462   327636  328412   319468
9/30/00  328075   337623   331156   329995  331118   322358
10/31/00 329425   339857   332646   331777  332600   322924
11/30/00 334000   345414   335740   334929  335696   326551
12/31/00 339325   351821   339750   338875  339747   331425
1/31/01  344525   357575   344550   343125  344560   336450
2/28/01  347525   360690   347025   345350  347013   339500
3/31/01  349900   362501   349697   348225  349830   341700
4/30/01  349975   360996   355050   349175  350939   340950
5/31/01  351700   363174   357050   351125  353099   342875
6/30/01  352750   364546   358350   352325  354452   343925
7/31/01  358850   372696   365825   356275  358911   350075
8/31/01  362300   376964   369475   358325  361346   353025
9/30/01  367450   381357   374876   364225  366722   356950
10/31/01 372275   389337   381092   367675  370387   361775
11/30/01 369275   383969   377275   366875  369389   358325
12/31/01 367700   381531   375185   367000  369570   356550

                                                   AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                      1 Year   5 Years    Since
   December 31, 2001                                                Inception 2

 Short-Intermediate Income Fund--Institutional Class   8.36%     6.71%    6.46%
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1    PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the  reinvestment of dividend and capital gain  distributions.  Performance does not reflect the  deduction  of taxes that a  shareholder  would pay on
     Fund  distributions or the redemption of Fund shares.  Performance  figures for the classes differ because each class maintains a distinct sales change and  expense  structure.  Performance  would  have been  lower  during  the specified  periods if certain of the Fund's fees and  expenses had not been waived.
2    The Fund's inception date is: Institutional Class: November 2, 1995.
     Benchmark returns are for the periods beginning October 31, 1995.
3    The Lehman Brothers Intermediate Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities,  mortgage pass-through securities, and  asset-backed  securities with average  maturities and durations in the intermediate  range.  During the year ended  December  31,  2001,  the Fund changed  its  primary  benchmark  from  the  Lehman  Brothers  1-3  Year US
     Government/Credit  Index to the Lehman Brothers Intermediate Aggregate Bond
     Index.  This  change  is  intended  to  provide  shareholders  with  better information  to assess the  performance  of the Fund by utilizing a broader index that more closely corresponds to the Fund's investment strategy.
4    Lehman  Brothers  Intermediate US  Government/Credit  Index is an unmanaged
     index   providing   a   general   measure   of  the   performance   in  the
     intermediate-term government and corporate bond sectors.
5    Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that provides a general measure of the performance in the short-term Treasury sector.
6    Lehman Brothers 1-3 Year US  Government/Credit  Index is an unmanaged index consisting of all US Government  agency and Treasury  securities as well as all investment  grade  corporate debt  securities with maturities of one to three years. Prior shareholder reports referred to this index as the Lehman
     Brothers Intermediate-Term Government/Corporate Bond Index.
7    Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

              FORUM FUNDS - BROWNIA SHORT-INTERMEDIATE INCOME FUND

                                 AUGUST __, 2002

     This Statement of Additional Information supplements the Combined Proxy Statement/Prospectus dated August __, 2002 relating to:

          (1) the proposed transfer of substantially all of the assets and liabilities of the Short-Intermediate Income Fund, Inc. (the "Fund") to BrownIA Short-Intermediate Income Fund (the "BrownIA Fund"), a series of Forum Funds (the "Trust") in exchange for shares of the BrownIA Fund (the "Reorganization").

         This Statement of Additional Information consists of this cover page and the Pro Forma financial statements for the BrownIA Fund after the Reorganization and as of December 31, 2001, which follows Appendix A.

         The following documents, each of which has been filed with the Securities and Exchange Commission, are incorporated herein by reference.

     1.   The  Statement  of  Additional  Information  for the Fund dated May 1,
          2002.

     2. The Statement of Additional Information for the BrownIA Fund dated August __, 2002.

     3.   The Annual Report for the Fund dated December 31, 2001.

         This Statement of Additional Information is not a Prospectus; a Combined Proxy Statement/Prospectus dated August __, 2002, relating to the Reorganization may be obtained without charge by writing or calling [transfer agent], [addess], [city], [state] [zip code]. This Statement of Additional Information relates to, and should be read in conjunction with, such Prospectus/Proxy Statement.


                                      SAI-1

         PRO FORMA FINANCIAL STATEMENTS OF THE BROWNIA SHORT-INTERMDIATE
             INCOME FUND POST-REORGANIZATION AND AS OF DECEMBER 31, 2002


                                   APPENDIX A

BROWNIA SHORT-INTERMEDIATE INCOME FUND
PRO FORMA STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE TWELVE-MONTHS ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                DEUTSCHE ASSET
                                                               BROWNIA            MANAGEMENT                           PRO FORMA
                                                          SHORT-INTERMEDIATE  SHORT-INTERMEDIATE                        COMBINED
                                                             INCOME FUND         INCOME FUND          ADJUSTMENTS         FUND
                                                          ------------------ --------------------   ---------------  --------------

INVESTMENT INCOME
   Interest income                                                      $ -          $ 5,470,208               $ -     $ 5,470,208
                                                          ------------------ --------------------   ---------------  --------------

EXPENSES
   Investment advisory fees                                               -              316,551              (159)        316,392
   Administrator fees                                                     -                    -            90,398          90,398
   Transfer agency fees                                                   -               33,997            16,371          50,368
   Custody fees                                                           -               20,184            (6,344)         13,840
   Accounting fees                                                        -               72,182           (21,182)         51,000
   Reporting fees                                                         -               25,237           (18,237)          7,000
   Professional fees                                                      -               64,216           (34,816)         29,400
   Trustees fees and expenses                                             -                2,477               643           3,120
   Distribution fees (Class A)                                            -               99,735               136          99,871
   Compliance fees                                                        -               36,803            (9,613)         27,190
   Miscellaneous expenses                                                 -                9,925            11,842          21,767
                                                          ------------------ --------------------   ---------------  --------------
Total Expenses                                                            -              681,307            29,039         710,346
   Fees waived and expenses reimbursed                                    -             (174,972)          (28,656)       (203,628)
                                                          ------------------ --------------------   ---------------  --------------
                                                                                                    ---------------  --------------
Net Expenses                                                              -              506,335               383         506,718
                                                          ------------------ --------------------   ---------------  --------------
                                                                                                    ---------------  --------------
NET INVESTMENT INCOME                                                     -            4,963,873              (383)      4,963,490
                                                          ------------------ --------------------   ---------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                       -              628,479                 -         628,479
   Net change in unrealized appreciation on investments                   -            1,424,472                 -       1,424,472
                                                          ------------------ --------------------   ---------------  --------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                           -            2,052,951                 -       2,052,951
                                                          ------------------ --------------------   ---------------  --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $ -          $ 7,016,824            $ (383)    $ 7,016,441
                                                          ================== ====================   ===============  ==============


See Notes to Pro Forma Financial Statements.
                                       A-2                           FORUM FUNDS

BROWNIA SHORT-INTERMEDIATE INCOME FUND
PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------------

                                                                                    DEUTSCHE ASSET
                                                                  BROWNIA             MANAGEMENT                       PRO FORMA
                                                             SHORT-INTERMEDIATE   SHORT-INTERMEDIATE                    COMBINED
                                                                INCOME FUND          INCOME FUND      ADJUSTMENTS         FUND
                                                             ------------------  -------------------  -----------    -------------

ASSETS
   Total investments, at value (Cost $86,204,764)                          $ -         $ 88,157,358          $ -     $ 88,157,358
   Cash                                                                      -                7,149            -            7,149
   Receivable for interest                                                   -              876,453            -          876,453
   Receivable for fund shares sold                                           -               35,819            -           35,819
   Prepaid expenses and other receivables                                    -               15,042            -           15,042
                                                             ------------------  -------------------  -----------    -------------
Total Assets                                                                 -           89,091,821            -       89,091,821
                                                             ------------------  -------------------  -----------    -------------

LIABILITIES
   Payable for fund shares redeemed                                          -              300,243            -          300,243
   Payable to transfer agent                                                 -                6,042            -            6,042
   Payable to custodian                                                      -                3,489            -            3,489
   Payable to accountant                                                     -                5,380            -            5,380
   Payable to investment adviser                                             -               11,858            -           11,858
   Payable for dividends                                                     -              270,263                       270,263
   Accrued expenses and other liabilities                                    -               44,628            -           44,628
                                                             ------------------  -------------------  -----------    -------------
                                                                                                                     -------------
Total Liabilities                                                            -              641,903            -          641,903
                                                             ------------------  -------------------  -----------    -------------

NET ASSETS                                                                 $ -         $ 88,449,918          $ -     $ 88,449,918
                                                             ==================  ===================  ===========    =============

COMPONENTS OF NET ASSETS
   Paid-in capital                                                         $ -         $ 90,041,150          $ -       90,041,150
   Undistributed net investment loss                                         -             (280,221)           -         (280,221)
   Unrealized appreciation (depreciation) on investments                     -           (3,263,605)           -       (3,263,605)
   Accumulated net realized gain (loss)                                      -            1,952,594            -        1,952,594
                                                             ------------------  -------------------  -----------    -------------
NET ASSETS                                                                 $ -         $ 88,449,918          $ -     $ 88,449,918
                                                             ==================  ===================  ===========    =============

SHARES OF BENEFICIAL INTEREST
   A SHARES                                                                  -            3,651,349                     3,651,349
   INSTITUTIONAL SHARES                                                      -            4,711,848                     4,711,848

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
   A SHARES                                                                $ -              $ 10.49            -          $ 10.49
   INSTITUTIONAL SHARES                                                    $ -              $ 10.65            -          $ 10.65

OFFERING PRICE PER SHARE (NAV / (1-MAXIMUM SALES LOAD)):
   A SHARES                                                                $ -              $ 10.65            -          $ 10.65
   INSTITUTIONAL SHARES                                                    $ -              $ 10.65            -          $ 10.65

MAXIMUM SALES LOAD:
   A SHARES                                                              0.00%                1.50%            -            1.50%
   INSTITUTIONAL SHARES                                                  0.00%                0.00%            -            0.00%


See Notes to Pro Forma Financial Statements.
                                       A-3                           FORUM FUNDS

BROWNIA SHORT-INTERMEDIATE INCOME FUND
PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2001

                                                                                       DEUTSCHE ASSET
                                                                    BROWNIA            MANAGEMENT            PRO FORMA
                                                                SHORT-INTERMEDIATE  SHORT-INTERMEDIATE        COMBINED
    Face Amount            Security Description                   INCOME FUND          INCOME FUND             FUND
    ---------------------------------------------------------  ------------------   ------------------   ------------------



CORPORATE NOTES                                                            0.00%               26.23%               26.23%
        2,000 American Express, 5.50%, 9/12/06                               $ -          $ 2,001,560          $ 2,001,560
        2,000 Atlantic City Electric, 6.00%, 1/15/03                           -            2,052,132            2,052,132
        1,000 Baltimore Gas Electric, 6.75%, 6/5/12                            -            1,043,099            1,043,099
        2,500 Block Financial Corp., 6.75%, 11/1/04                            -            2,621,613            2,621,613
        2,000 Countrywide Home Loan                                            -            2,122,636            2,122,636
        2,750 First Maryland Bancorp                                           -            2,922,417            2,922,417
        2,000 Ford Motor Credit Co., 7.375%, 10/28/09                          -            1,969,834            1,969,834
        1,000 General Electric Capital Corp., 6.875%, 11/15/10                 -            1,068,926            1,068,926
        2,000 Genral Motors Acceptance Corp., 6.625%, 10/1/02                  -            2,049,784            2,049,784
        2,575 Hewlett-Packard Co., 7.15%, 6/15/05                              -            2,712,824            2,712,824
          500 Wilmington Trust Corp., 6.625%, 5/1/08                           -              511,443              511,443
        2,000 Worldcom Inc., 8.00%, 5/15/06                                    -            2,128,958            2,128,958
                                                               ------------------   ------------------   ------------------

TOTAL CORPORATE NOTES (COST $22,654,625)                                       -           23,205,226           23,205,226
                                                               ------------------   ------------------   ------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS                                       0.00%               54.71%               54.71%

FEDERAL FARM CREDIT BANK                                                   0.00%                2.35%                2.35%
        2,000 Federal Farm Credit Bank, 6.00%, 6/11/08                         -            2,081,338            2,081,338
                                                               ------------------   ------------------   ------------------

FEDERAL HOME LOAN BANK NOTES                                               0.00%                8.47%                8.47%
        3,000 Federal Home Loan Bank, 6.75%, 8/15/07                           -            3,257,547            3,257,547
        4,000 Federal Home Loan Bank, 6.50%, 11/13/09                          -            4,235,756            4,235,756
                                                               ------------------   ------------------   ------------------
                                                                               -            7,493,303            7,493,303
                                                               ------------------   ------------------   ------------------

FEDERAL HOME LOAN MORTGAGE CORPORATION DEBENTURES                          0.00%                3.60%                3.60%
        3,000 FHLMC, 6.25%, 7/15/04                                            -            3,186,594            3,186,594
                                                               ------------------   ------------------   ------------------

GUARANTEED EXPORT TRUST                                                    0.00%                0.38%                0.38%
        315 Guaranteed Export Trust, 94-F-A, 8.187%, 12/15/04                  -              332,198              332,198
                                                               ------------------   ------------------   ------------------

MORTGAGE BACKED SECURITIES                                                 0.00%               31.96%               31.96%
          234 FHLMC Pool #C00210, 8.00%, 1/1/23                                -              248,261              248,261
        1,902 FHLMC Pool #E20099, 6.50%, 5/1/09                                -            1,961,706            1,961,706
          167 FHLMC Pool #G10049, 8.00%, 10/1/07                               -              174,217              174,217
        1,263 FHLMC Pool #G10543, 6.00%, 6/1/11                                -            1,282,890            1,282,890
        1,340 FHLMC Pool #G10682, 7.50%, 6/1/12                                -            1,407,597            1,407,597
        1,444 FHLMC Pool #G10690, 7.00%, 7/1/12                                -            1,501,624            1,501,624
          604 FNGL Pool #409589, 9.50%, 11/1/15                                -              664,318              664,318
        4,486 FNMA Pool #254089, 6.00%, 12/1/16                                -            4,500,280            4,500,280
        1,344 FNMA Pool #326570, 7.00%, 2/1/08                                 -            1,399,506            1,399,506
        3,730 FNMA Pool #433646, 6.00%, 10/1/13                                -            3,764,067            3,764,067
        5,538 FNMA Pool #539082, 7.00%, 8/1/28                                 -            5,667,029            5,667,029
          990 FNMA Pool #572448, 7.00%, 3/1/27                                 -            1,014,547            1,014,547
        1,448 GNMA Pool #487110, 6.50%, 4/15/29                                -            1,455,704            1,455,704
          784 GNMA Pool #571166, 7.00%, 8/15/31                                -              801,549              801,549
        2,255 GNMA Pool #781186, 9.00%, 6/15/30                                -            2,422,897            2,422,897
                                                               ------------------   ------------------   ------------------
                                                                               -           28,266,192           28,266,192
                                                               ------------------   ------------------   ------------------

STUDENT LOAN MARKET ASSOCIATION                                            0.00%                2.31%                2.31%
        2,000 SLMA, 5.25%, 3/15/06                                             -            2,041,738            2,041,738
                                                               ------------------   ------------------   ------------------

US TREASURY SECURITIES                                                     0.00%                5.64%                5.64%
        5,000 US Treasury Note, 5.00%, 2/15/11                                 -            4,984,765            4,984,765
                                                               ------------------   ------------------   ------------------

TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (COST $47,380,175)                    -           48,386,128           48,386,128
                                                               ------------------   ------------------   ------------------

ASSET-BACKED SECURITIES                                                    0.00%               15.42%               15.42%
        2,945 California Infrastructure SCE 97-1-A6,
              6.38%, 9/25/08                                                   -            3,072,956            3,072,956
        1,090 Chase Funding Mortgage Loan Asset-Backed,
              1993-3, Class IA2, 7.062%, 8/25/14                               -            1,106,695            1,106,695
        2,850 IMC Home Equity Loan Trust 96-1-A6,
              6.69%, 2/25/21                                                   -            2,919,021            2,919,021
        3,000 Metris Master Trust, 97-1-A, 6.87%, 10/20/05                     -            3,043,718            3,043,718
        3,375 The Money Store Home Equity Trust, Series
              1995-C, Class A5, 7.175%, 4/15/26                                -            3,493,032            3,493,032
                                                               ------------------   ------------------   ------------------

TOTAL ASSET-BACKED SECURITIES (COST $13,239,496)                               -           13,635,422           13,635,422
                                                               ------------------   ------------------   ------------------

COLLATERALIZED MORTGAGE OBLIGATIONS                                        0.00%                0.01%                0.01%
            9 FNMA Series 1988-18-B                                            -                9,582                9,582
                                                               ------------------   ------------------   ------------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $9,468)                        -                9,582                9,582
                                                               ------------------   ------------------   ------------------

REPURCHASE AGREEMENT                                                       0.00%                3.30%                3.30%
        2,921 Goldman Sachs & Co., dated 12/31/01, 1.60%,
               principal and interest in the amount
               of $2,920,999, due 1/2/02, collateralized
               by US Treasury Bond, par value of $2,718,000,
               coupon rate of 6.375%, due 8/15/27, market
               value of $2,980,456, 1.60%, 1/2/02.                             -            2,921,000            2,921,000
                                                               ------------------   ------------------   ------------------

TOTAL REPURCHASE AGREEMENT (COST $2,921,000)                                   -            2,921,000            2,921,000
                                                               ------------------   ------------------   ------------------

Total Investments - Costs *                                                    0           86,204,764           86,204,764
Total Investments -Value                                                       -        $  88,157,358        $  88,157,358
 Other Assets & Liabilities                                                    -              292,560              292,560
Net Assets                                                                   $ -         $ 88,449,918         $ 88,449,918
                                                               ==================   ==================   ==================
 * Also aggregate cost for federal tax purposes.


See Notes to Pro Forma Financial Statements.
                                       A-4                           FORUM FUNDS

BROWNIA SHORT-INTERMEDIATE INCOME FUND
PRO FORMA CAPITALIZATION (UNAUDITED)
DECEMBER 31, 2001



The following table sets forth the capitalization of BrownIA Short-Intermediate Income Fund , and indicates the pro forma combined capitalization as of December 31, 2001 as if the reorganization had occurred on that date.

                                                   BROWNIA                                      PRO FORMA
                                             SHORT-INTERMEDIATE      SHORT-INTERMEDIATE          COMBINED
                                                INCOME FUND           INCOME FUND, INC.            FUND
                                             ------------------      ------------------         -----------

Net assets                                                       -             88,449,918             88,449,918

Net asset value per share:
     A Shares                                                    -                  10.49                  10.49
     Institutional Shares                                        -                  10.65                  10.65

Shares outstanding:
     A Shares                                                    -              3,651,349              3,651,349
     Institutional Shares                                        -              4,711,848              4,711,848


Shares authorized                                                -              Unlimited              Unlimited


See Notes to Pro Forma Financial Statments.
                                       A-5                           FORUM FUNDS

PRO FORMA FOOTNOTES REGARDING THE REORGANIZATION OF SHORT-INTERMEDIATE INCOME FUND, INC. INTO BROWNIA SHORT-INTERMEDIATE INCOME FUND AS OF DECEMBER 31, 2001 (UNAUDITED)

NOTE 1.  BASIS OF COMBINATION

The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of Short-Interemdiate Income Fund, Inc. (the "Fund") into BrownIA Short-Intermediate Income Fund, Inc., a series of Forum
Funds (the "BrownIA Fund), as if such reorganization had taken place as of December 31, 2001, the fiscal year-end of the Fund. The following notes refer to the accompanying pro forma financial statements as if the above-mentioned reorganization of the Fund with and into the BrownIA Fund had taken place as of December 31, 2001.

Under the terms of the Agreement and Plan of Reorganization, the reorganization of the Fund and the BrownIA Fund should be treated as a tax free business combination and accordingly will be accounted for by a method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Fund in exchange for shares of the BrownIA Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Fund and the BrownIA Fund have been combined as of December 31, 2001.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedules of investments of the Fund and the BrownIA Fund should be read in conjunction with the historical financial statements of each of the Fund and the BrownIA Fund which have been incorporated by reference into this Statement of Additional Information.

NOTE 2.  SHARES OF BENEFICIAL INTEREST

Under the proposed reorganization, the Fund will receive shares of the BrownIA Fund with an aggregate value equal to the Fund's net assets transferred to the BrownIA Fund. Fund shareholders will receive shares of a comparable class of the BrownIA Fund equal in value to the aggregate value of the shares of the Fund class in which they invest. Accordingly, shareholders of a Fund class will become shareholders of a comparable class of the BrownIA Fund.

The Pro Forma net asset value per share assumes that additional shares of the BrownIA Fund would have been issued on December 31, 2001 as a result of the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on net assets of the Fund and the net asset value per share of the BrownIA Fund as of December 31, 2001.

NOTE 3.  PRO FORMA ADJUSTMENTS

The accompanying pro forma financial statements include an adjustment to reflect a distribution of net realized gain from the Fund to their shareholders as if the distribution had occurred prior to May 31, 2002.

The Pro Forma Statement of Operations assumes similar rates of gross investment income for the Fund's and the BrownIA Fund's investments. Accordingly, the combined gross investment income is equal to the sum of each of the Fund's and the BrownIA Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, administration, custody, shareholder servicing and distribution fees of the combined fund and/or any related waivers and reimbursements are based on the fee schedule in effect for the BrownIA Fund at the combined level of average net assest for the twelve months ended December 31, 2001.

BROWNIA SHORT-INTERMEDIATE INCOME FUND
NOTES TO PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
DECEMBER 31, 2001



The following abbreviations are used in these portfolios:

FHLMC  ---   FEDERAL HOME LOAN MORTGAGE CORPORATION
FNGL   ---   FEDERAL HOUSING AUTHORITY / VETERANS ADMINISTRATION GUARANTEED LOAN
FNMA   ---   FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA   ---   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
SLMA   ---   STUDENT LOAN MARKETING ASSOCIATION


See Notes to Pro Forma Financial Statements.
                                       A-7                           FORUM FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 15 - INDEMNIFICATION.

THE TRUST INSTRUMENT

In accordance with Section 3803 of the Delaware Business Trust Act, SECTION 10.2 of the Registrant's Trust Instrument provides as follows:

"SECTION 10.02 INDEMNIFICATION. (a) Subject to the exceptions and limitations contained in Subsection 10.02(b): (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

     (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)      No indemnification shall be provided hereunder to a Covered Person:

     (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

     (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

THE INVESTMENT ADVISORY AGREEMENTS

Section 4 of the Trust's Investment Advisory Agreements with Austin Investment Management, Inc. (Austin Global Equity Fund), Forum Investment Advisors, LLC (Maine TaxSaver Bond Fund and New Hampshire Bond Fund), Grosvenor Capital Management, LLC (Investors Bond Fund and TaxSaver Bond Fund) and H.M. Payson & Company, Inc. (Payson Balanced Fund and Payson Value Fund) includes language similar to the following:

"SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc.; Brown Advisory Incorporated; D.F. Dent and Company, Inc.; King Investment Advisors, Inc.; Mastrapasqua & Associates; Polaris Capital Management, Inc.; Shaker Management, Inc.; and Trillium Asset Management Corporation provide similarly as follows:

"SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."


THE DISTRIBUTION AGREEMENT

Section 8 of the Trust's Distribution Agreement with Forum Fund Services, LLC provides:

SECTION 8. INDEMNIFICATION. (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor

Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

(b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

(c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii)  any  act  of,  or   omission   by,   Distributor   or  its  sales
         representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

(d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

(e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

(f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

(g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

(h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

(i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.

ITEM 16 - EXHIBITS.

All references to a post effective amendment ("PEA") are to PEAs to Registrant's Registration Statement on Form N-1A, file numbers 2-67052 and 811-3023.

(1) Trust Instrument of Registrant as amended and restated on August 14, 2002 (Exhibit incorporated by reference as filed as Exhibit (a) in PEA No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(2)  Registrant's  By-Laws Exhibit incorporated by reference as filed as Exhibit
     (b)  to  PEA  No  43  via  EDGAR  on  July  31,  1997,   accession   number
     0000912057-97-025707).

(3)  None.

(4) (a) Form of Agreement and Plan of Reorganization between Registrant and Emerging Growth Fund, Inc. is filed herewith as Attachment __ to the Proxy Statement/Proxy for the reorganization of Emerging Growth Fund, Inc. with and into BrownIA Small-Cap Growth Fund.

     (b) Form of Agreement and Plan of Reorganization between Registrant and Short-Intermediate Income Fund, Inc. is filed herewith as Attachment __ to the Proxy Statement/Proxy for the reorganization of Short-Intermediate Income Fund, Inc. with and into BrownIA Short-Intermediate Income Fund.

(5)  Sections 2.04 and 2.07 of Registrant's Trust Instrument as filed in Exhibit
     1.

(6) (a) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (b) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (c) Investment  Advisory  Agreement between Registrant and Forum Investment
     Advisors, LLC relating to Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund dated as of January 2,

     1998 (Exhibit incorporated by reference as filed as Exhibit (5)(p) in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).

     (d) Investment Advisory Agreement between Registrant and Grosvenor Capital Management, LLC relating to Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund dated as of May 13, 2002 (Filed herewith).

     (e) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

     (f) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to BrownIA Small-Cap Growth Fund and BrownIA Growth Equity Fund dated as of May 1, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 96 via EDGAR on May 16, 2001, accession number 0001004402-01-500077).

     (g) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to BrownIA Maryland Bond Fund dated as of December 20, 2000 (Exhibit incorporated by reference as filed as Exhibit
     (d)(9) in post-effective amendment No. 86 via EDGAR on December 29, 2000, accession number 0001004402-00-000420).

     (h) Form of Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to BrownIA Short-Intermediate Income Fund (Filed herewith).

     (i) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

     (j) Investment Advisory Agreement between Registrant and Trillium Asset Management Corporation relating to The Advocacy Fund dated as of July 26, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (k) Investment Advisory Agreement between Registrant and Shaker Management, Inc., (K/N/A/ Shaker Investments, LLC relating to Shaker Fund, dated April 26, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 94 via EDGAR on April 30, 2001, accession number 0001004402-01-500047).

     (l) Investment Advisory Agreement between Registrant and Adams, Harkness & Hill, Inc., relating to Winslow Green Growth Fund, dated as of March 29, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

     (m) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc., relating to DF Dent Premier Growth Fund dated as of July 13, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

     (n) Management Agreement between Registrant and King Investment Advisors, Inc. relating to Fountainhead Kaleidoscope Fund dated September 20, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(12) in post-effective amendment No. 103 via EDGAR on September 28, 2001, accession number 0001004402-01-500238).

     (o) Management Agreement between Registrant and King Investment Advisors, Inc. relating to Fountainhead Special Value Fund dated September 21, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

(7) (a) Distribution Agreement between the Registrant and Forum Fund Services, LLC dated February 28, 1999, as amended May 13, 2002 (filed herewith).

     (b) Form of Selected Dealer Agreement between Forum Fund Services, LLC and securities brokers (Exhibit incorporated herein by reference as filed as Exhibit (e)(1) in PEA 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

(8)  None.

(9) (a) Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, A Shares, B Shares, C Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund and Institutional Service and Institutional Shares of Daily Assets Treasury Obligations Fund (Filed herewith).

     (b) Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, A Shares, B Shares, C Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund and Institutional Service and Institutional Shares of Daily Assets Treasury Obligations Fund (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 84 via EDGAR on October 17, 2000, accession number 0001004402-00-000346).

(10) (a) Rule 12b-1 Plan effective January 1, 1999 adopted by the Investor Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (15)(b) in post-effective amendment No. 69 via EDGAR on December 15, 1998, accession number 0001004402-98-000648).

     (b) Rule 12b-1 Plan effective August 15, 2000 adopted by The Advocacy Fund (Exhibit incorporated by reference as filed as Exhibit (m)(2) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (c) Rule 12b-1 Plan for Shaker Fund dated April 26, 2001 (as amended September 11, 2001), (Exhibit incorporated by reference as filed as Exhibit
     (m)(4) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

     (c) Form of Rule 12b-1 Plan for BrownIA Small-Cap Growth Fund and BrownIA Short-Intermediate Income Fund (Filed herewith).

     (d) Rule 18f-3 plan adopted by Registrant dated December 5, 1997 (as amended May 19, 1998) and relating to Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (18) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (e) Rule 18f-3 Plan dated April 26, 2001, as amended May 13, 2002, adopted by Registrant and relating to Shaker Fund (Filed herewith).

     (f) Form of Rule 18f-3 Plan to be adopted by Registrant and relating to BrownIA Small-Cap Growth Fund and BrownIA Short-Intermediate Income Fund (Filed herewith).

(11) Opinion and consent of Seward & Kissel LLP regarding legality of securities (to be filed at in a Pre-Effective Amendment).

(12) Opinion and consent of Piper Marbary regarding the tax consequences of each reorganization (to be filed at a later date).

(13) (a) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, A Shares, B Shares, C Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund and Institutional Service and Institutional Shares of Daily Assets Treasury Obligations Fund (Filed herewith)

     (b) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, A Shares, B Shares, C Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund and Institutional Service and Institutional Shares of Daily Assets Treasury Obligations Fund (Filed herewith).

     (c) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Austin Global Equity Fund, BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund, DF Dent Premier Growth Fund, Equity Index Fund, Fountainhead Kaleidoscope Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, Investor Shares and Institutional Shares of Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund, Winslow Green Growth Fund, and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Filed herewith).

     (d) Shareholder Service Plan of Registrant dated December 5, 1997 relating to the Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (Exhibit incorporated by reference as filed as Exhibit (9)(c) in post-effective amendment No. 50 via EDGAR on November 12, 1997, accession number 0001004402-97-000189).

     (e) Shareholder Service Plan of Registrant dated March 18, 1998 relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

     (g) Shareholder Service Plan of Registrant dated March 1, 2000 relating to BrownIA Small Cap Growth Fund, BrownIA Growth Equity Fund and BrownIA Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit
     (h)(6) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

     (h) Form of Shareholder Service Plan of Registrant relating to BrownIA Small Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund and BrownIA Short-Intermediate Income Fund (Filed herewith).

     (i) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (j) Shareholder Service Plan dated April 26, 2001, as amended May 13, 2002, of Registrant relating to Shaker Fund (Filed herewith).

     (k) Shareholder Service Plan of Registrant relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

(14) (a)  Consent of  PriceWaterhouseCoopers  LLP  (Filed herewith).

(15) None.

(16) Powers of Attorney of Costas Azariadis, James C. Cheng, John Y. Keffer, and
     J. Michael Parish (Exhibit incorporated by reference as filed as Exhibit 16 to Registrant's Registration Statement as Form N-14 via EDGAR on April 7, 1998 (accession number 0000919574-98-000466).

(17) (a) Proxy Card for Emerging Growth Fund, Inc.

     (b) Proxy Card for Short-Intermediate Income Fund, Inc.

ITEM 17 - UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public re-offering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the re-offering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post- effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file a copy of the opinion Seward & Kissel LLP regarding the legality of securities to be issued and as required to be filed as an exhibit to the registration statement by Item 16 (11) of Form 14 under the Securities Act of 1933, as amended by means of a pre-effective amendment to the registration statement.

(4) The undersigned Registrant agrees to file copies of the tax opinions required to be filed as an exhibit to the registration statement by Item 16 (12) of Form N-14 under the Securities Act of 1933, as amended, by means of a post-effective amendment to the registration statement.

                                INDEX TO EXHIBITS

EXHIBIT NUMBER      DESCRIPTION OF EXHIBIT

(16)(6)(d)          Investment   Advisory   Agreement  between   Registrant  and
                    Grosvenor Capital Management, LLC

16(6)(h)            Form of Investment Advisory Agreement between Registrant and
                    Brown   Investment   Advisory   Incorporated   for   BrownIA
                    Short-Intermediate Income Fund

(16)(7)(a) Distribution Agreement between registrant and Forum Fund Services, LLC dated February 28, 1999, as amended May 13, 2002

16(9)(a) Custodian Agreement between registrant and Forum Trust, LLC dated May 12, 1999

16(10)(c)           Form of Rule 12b-1 Plan for  BrownIA  Small-Cap  Growth Fund
                    and BrownIA Short-Intermediate Income Fund

16(10)(d)           Rule 18f-3 Plan dated  April 26,  2001,  as amended  May 13,
                    2002 for Shaker Fund

16(10)(e)           Form of Rule 18f-3 Plan for  BrownIA  Small-Cap  Growth Fund
                    and BrownIA Short-Intermediate Income Fund

16(13)(a)           Administration   Agreement  between   Registrant  and  Forum
                    Administration Services, LLC

16(13)(b)           Fund  Accounting  Agreement  between  Registrant  and  Forum
                    Accounting Services, LLC

16(13)(c)           Transfer Agency and Services  Agreement  between  Registrant and Forum Shareholder Services, LLC

(16)(13)(h) Form of Shareholder Service Plan for BrownIA Small-Cap Growth Fund, BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund and BrownIA Short-Intermediate Income Fund

16(13)(j)           Shareholder  Service Plan dated April 26,  2001,  as amended
                    May 13, 2002, for Shaker Fund

14(a)               Consent of PricewaterhouseCoopers LLP

17(a)               Proxy Card for Emerging Growth Fund, Inc.

17(b)               Proxy Card for Short-Intermediate Income Fund, Inc.

                                   SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the city of Portland and State of Maine, July 2, 2002, 1999.


                                        FORUM FUNDS

                                        By:  /S/ JOHN Y. KEFFER
                                             ------------------------------
                                        John Y. Keffer
                                        President

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

SIGNATURE                           TITLE                      DATE

Principal Executive Officer

/S/ JOHN Y. KEFFER                  Chairman                   July 2, 2002
---------------------------         and President
John Y. Keffer

Principal Financial
and Accounting Officer

/S/ RONALD H. HIRSCH                Treasurer                  July 2, 2002
---------------------------
Ronald H. Hirsch

A majority of the Trustees

/S/ JOHN Y. KEFFER                                             July 2, 2002
---------------------------
John Y. Keffer

Costas Azariadis
James C. Cheng
J. Michael Parish

/S/ JOHN Y. KEFFER                                             July 2, 2002
---------------------------
By: John Y. Keffer
(Attorney-in-fact)

                                                                EXHIBIT 16(6)(G)
                                   FORUM FUNDS
                          INVESTMENT ADVISORY AGREEMENT
                                      WITH
                        GROSVENOR CAPITAL MANAGEMENT, LLC


         AGREEMENT made the 13th day of May, 2002 between Forum Funds (the "Trust"), a business trust organized under the laws of the State of Delaware with its principal place of business at Two Portland Square, Portland, Maine 04101, and Grosvenor Capital Management, LLC (the "Adviser"), a limited liability company organized under the laws of the State of Delaware with its principal place of business at Two Portland Square, Portland, Maine 04101.

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company and is authorized to issue its shares in separate series and classes;

         WHEREAS, the Trust desires that the Adviser perform investment advisory services for the investment portfolios of the Trust listed on Schedule A hereto (the "Funds"), each a separate series of the Trust, and the Adviser is willing to provide those services on the terms and conditions set forth in this Agreement;

         NOW THEREFORE, the Trust and the Adviser agree as follows:

         SECTION 1.  APPOINTMENT AND DELIVERY OF DOCUMENTS

         (a) The Trust hereby appoints Adviser as investment adviser for the Funds for the period and on the terms set forth in this Agreement. Adviser accepts this appointment and agrees to render its services as investment adviser for the compensation set forth herein.

         (b) The Trust has delivered copies of each of the following documents and will from time to time furnish Adviser with any supplements or amendments to such documents:

                  (i) the Trust Instrument of the Trust, as filed with the Secretary of State of the State of Delaware, as in effect on the date hereof and as amended from time to time ("Trust Instrument");

                  (ii) the Bylaws of the Trust as in effect on the date hereof and as amended from time to time ("Bylaws");

                  (iii) the Registration Statement under the Act and, if applicable, the Securities Act of 1933 (the "Securities Act"), as filed with the Securities and Exchange Commission (the "Commission"), relating to the Fund and its shares and all amendments thereto ("Registration Statement");

                  (iv) the prospectus and statement of additional information relating to the Fund ("Prospectus"); and,

                  (v) all proxy statements, reports to shareholders, advertising or other materials prepared for distribution to shareholders of the Fund or the public, that refer to Adviser or its clients.

         The Trust shall furnish Adviser with any further documents, materials or information that Adviser may reasonably request to enable it to perform its duties pursuant to this Agreement.

         SECTION 2.  DUTIES OF THE ADVISER

         (a) The Adviser shall make decisions with respect to all purchases and sales of securities and other investment assets in the Funds. To carry out such decisions, the Adviser is hereby authorized, as agent and attorney-in-fact for the Trust, for the account of, and in the name of the Trust, to place orders and to issue instructions with respect to those transactions of the Funds. In all purchases, sales and other transactions in securities for the Funds, the Adviser is authorized to exercise full discretion and act for the Trust in the same manner and with the same force and effect as the Trust might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

         (b) The Adviser will report to the Board at each meeting thereof all changes in the Funds since the prior report, and will also keep the Board informed of important developments affecting the Trust, the Funds and the Adviser, and on its own initiative, will furnish the Board from time to time with such information as the Adviser may believe appropriate for this purpose, whether concerning the individual companies whose securities are included in the Funds' holdings, the industries in which they engage, or the economic, social or political conditions prevailing in each country in which the Funds maintain investments. The Adviser will also furnish the Board with such statistical and analytical information with respect to securities in the Funds as the Adviser may believe appropriate or as the Board reasonably may request.

         (c) In making purchases and sales of securities for the Funds, and otherwise performing its duties hereunder, the Adviser will comply with the Act and the rules and regulations thereunder, all other applicable Federal and state laws and regulations, the policies set from time to time by the Board as well as the limitations imposed by the Trust's Trust Instrument, Bylaws, Registration Statement under the Act and the Securities Act, the limitations in the Act and in the Internal Revenue Code of 1986, as amended, in respect of regulated investment companies and the investment objectives, policies and restrictions of the Funds. Without limiting the foregoing, the Adviser agrees that, in placing orders with broker-dealers for the purchase or sales of portfolio securities, it shall attempt to obtain quality execution at favorable security prices; provided that, consistent with section 28(e) of the Securities and Exchange Act, the exercise of the Adviser's fiduciary duties under its Investment Advisory agreement with the Trust, and any other applicable law, the Adviser may allocate brokerage on behalf of the Trust to broker-dealers who provide research services and may cause the Funds to pay these broker-dealers a higher amount of commission than may be charged by other broker-dealers.

         (d) The Adviser will from time to time employ or associate with such persons as the Adviser believes to be particularly fitted to assist in the execution of the Adviser's duties hereunder, the cost of performance of such duties to be borne and paid by the Adviser. No obligation may be incurred on the Trust's behalf in any such respect.

         (e) The Adviser shall maintain records relating to Fund transactions and the placing and allocation of brokerage orders as are required to be maintained by the Trust under the Act and the rules and regulations thereunder. The Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Adviser pursuant to this Agreement required to be prepared and maintained by the Trust pursuant to the Act and the rules and regulations thereunder, the rules and regulations of any national, state, or local government entity with jurisdiction over the Trust, including the Commission and the Internal Revenue Service. The books and records pertaining to the Trust that are in possession of the Adviser shall be the property of the Trust. The Trust, or the Trust's authorized representatives, shall have access to such books and records at all times during the Adviser's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by the Adviser to the Trust or the Trust's authorized representatives.

         (f) The Adviser shall provide the Funds' custodian and fund accountant on each business day with information relating to all transactions concerning the Funds' assets.

         (g) The Adviser shall authorize and permit any of its Trustees, officers and employees who may be elected as Trustees or officers of the Trust to serve in the capacities in which they are elected.

         SECTION 3.  EXPENSES

         (a) The Adviser shall waive its fee to ensure that the Funds' expense ratios do not exceed any expense limit described in the prospectus or applicable to the Funds under the laws or regulations of any state in which shares of the Funds are qualified for sale (reduced pro rata for any portion of less than a year).

         (b) If the Funds' expense ratio exceeds the expense limits described in subsection (a) above after the Adviser has waived its fees, the Adviser shall be responsible for that portion of the net expenses of the Funds that exceed any expense limit described in the prospectus and the net expenses of the Funds (except interest, taxes, brokerage, fees and other expenses paid by the Funds in accordance with an effective plan pursuant to Rule 12b-1 under the Act and organization expenses, all to the extent such exceptions are permitted by applicable state law and regulation) incurred by the Funds during each of the Funds' fiscal years or portion thereof that this Agreement is in effect which, as to the Funds, in any such year exceeds any expense limits applicable to the Funds under the laws or regulations of any state in which shares of the Funds are qualified for sale (reduced pro rata for any portion of less than a year).

         (c) The Trust hereby confirms that, subject to the foregoing, the Trust shall be responsible and shall assume the obligation for payment of all the Trust's other expenses, including: (i) interest charges, taxes, brokerage fees and commissions; (ii) certain insurance premiums; (iii) fees, interest charges and expenses of the Trust's administrator, custodian, transfer agent and dividend disbursing agent; (iv) telecommunications expenses; (v) the fees and expenses of the Trust's independent auditors and of the outside legal counsel appointed by the Board; (vi) costs of the Trust's formation and maintaining its existence; (vii) costs of preparing and printing the Trust's prospectuses, statements of additional information, account application forms and shareholder reports and delivering them to existing and prospective shareholders; (viii) costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts and of calculating the net asset value of shares of the Trust; (ix) costs of reproduction, stationery and supplies; (x) compensation of the Trust's Trustees, officers, employees and other personnel performing services for the Trust who are not officers of the Adviser, of Forum Fund Services, LLC or of affiliated persons of either; (xi) costs of Board meetings; (xii) registration fees and related expenses for registration with the Commission and the securities regulatory authorities of other countries in which the Trust's shares are sold; (xiii) state securities law registration fees and related expenses; (xiv) the fee payable hereunder and fees and out-of-pocket expenses payable to Forum Fund Services, LLC under any distribution, management or similar agreement; (xv) and all other fees and expenses paid by the Trust pursuant to any distribution or shareholder service plan adopted pursuant to Rule 12b-1 under the Act or otherwise.

         SECTION 4.  STANDARD OF CARE

         The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Adviser's undertaking these services the Adviser shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, breach of fiduciary duty, willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder and except as otherwise provided by law.

         SECTION 5.  COMPENSATION

         In consideration of the foregoing, the Trust shall pay the Adviser, with respect to each of the Funds, a fee at an annual rate as listed in Appendix A hereto. These fees shall be accrued by the Trust daily and shall be payable monthly in arrears on the first day of each calendar month for services performed hereunder during the prior calendar month. The Adviser's reimbursement, if any, of the Funds' expenses as provided in Section 4 hereof, shall be estimated and accrued daily and paid to the Trust monthly in arrears, at the same time as the Trust's payment to the Adviser for such month.

         SECTION 6.  EFFECTIVENESS, DURATION AND TERMINATION

          (a) With respect to the Funds, this Agreement shall become effective immediately upon approval by a majority of the Trust's Trustees, including a majority of the Trustees who are not interested persons of the Trust.


          (b) This Agreement shall remain in effect for a period of twenty four months from the date of its effectiveness and shall continue in effect for successive twelve-month periods (computed from each anniversary date of approval) or for such shorter period as may be specified by the Board in giving its approval as provided below; provided that such continuance is specifically approved at least annually (i) by the Board or by the vote of a majority of the outstanding voting securities of the Funds, and, in either case,
(ii) by a majority of the Trust's Trustees who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Trust); provided further, however, that if this Agreement or the continuation of this Agreement is not approved, the Adviser may continue to render the services described herein in the manner and to the extent permitted by the Act and the rules and regulations thereunder. The annual approvals provided for herein shall be effective to continue this Agreement from year to year (or such shorter period referred to above) if given within a period beginning not more than sixty
(60) days prior to such anniversary, notwithstanding the fact that more than three hundred sixty-five (365) days may have elapsed since the date on which such approval was last given.

         (c) This Agreement may be terminated at any time, without the payment of any penalty, (i) by the Board or by a vote of a majority of the outstanding voting securities of the Funds on 30 days' written notice to the Adviser or (ii) by the Adviser on 90 days' written notice to the Trust, with copies to each of the Trust's Trustees at their respective addresses set forth in the Trust's Registration Statement or at such other address as such persons may specify to the Adviser and to legal counsel to the Trust. This agreement shall terminate automatically and immediately upon assignment.

         SECTION 7.  ACTIVITIES OF THE ADVISER

         Except to the extent necessary to perform its obligations hereunder, nothing herein shall be deemed to limit or restrict the Adviser's right, or the right of any of the Adviser's officers, directors, trustees or employees who may also be a Trustee, officer or employee of the Trust, or persons otherwise affiliated with the Trust, to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, trust, firm, individual or association.

         SECTION 8.  SUB-ADVISERS

         At its own expense, the Adviser may carry out any of its obligations under this Agreement by employing, subject to the Adviser's supervision, one or more persons who are registered as investment advisers pursuant to the Investment Advisers Act of 1940, as amended, or who are exempt from registration thereunder ("Sub-advisers"). Each Sub-adviser's employment will be evidenced by a separate written agreement approved by the Board and, if required, by the shareholders of the applicable Fund.

         SECTION 9.  NOTICES

         Any notice or other communication required to be given pursuant to this Agreement shall be in writing or by telex and shall be effective upon receipt. Notices and communications shall be given, if to the Trust, at:

                  Forum Funds
                  Two Portland Square
                  Portland, ME  04101
                  Attn:  Secretary

and if to the Adviser, at:

                  Grosvenor Investment Advisors, LLC
                  Two Portland Square
                  Portland, ME  04101
                  Attn:  Secretary

         SECTION 10.  LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

         The Trustees of the Trust and the interest holders of each Fund shall not be liable for any obligations of the Trust or of the Funds under this Agreement, and the Adviser agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or the Fund to which the Adviser's rights or claims relate in settlement of such rights or claims, and not to the Trustees of the Trust or the interest holders of the Funds.

         SECTION 11.  MISCELLANEOUS

         (a) No provision of this Agreement with respect to any of the Funds may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto and, if required by the Act, by a vote of a majority of the outstanding voting securities of the Funds.

         (b) Section headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.

         (c) This Agreement shall be governed by and shall be construed in accordance with the laws of the State of New York.

         (d)  The  terms  "vote  of  a  majority  of  the   outstanding   voting
securities," "interested person," "affiliated person" and "assignment" shall have the meanings ascribed thereto in the Act.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed all as of the day and year first above written.

                                        FORUM FUNDS


                                        /s/ John Y. Keffer
                                        John Y. Keffer
                                          President

                                        GROSVENOR CAPITAL MANAGEMENT, LLC


                                        /s/ Charles F. Johnson
                                        Charles F. Johnson
                                          Treasurer

                                   FORUM FUNDS
                               ADVISORY AGREEMENT
                                      WITH
                        GROSVENOR CAPITAL MANAGEMENT, LLC
                                   SCHEDULE A

                               AS OF MAY 13, 2002


                                                        FEE AS A % OF THE
                                                 ANNUAL AVERAGE DAILY NET ASSETS
        FUNDS OF THE TRUST                                 OF THE FUND

        Investors Bond Fund                                   0.40%
        TaxSaver Bond Fund                                    0.40%

                                                                EXHIBIT 16(6)(H)

                                     FORM OF

                                   FORUM FUNDS
                          INVESTMENT ADVISORY AGREEMENT


         AGREEMENT made as of the September __ 2002, by and between Forum Funds, a Delaware business trust, with its principal office and place of business at Two Portland Square, Portland, Maine 04101 (the "Trust"), and Brown Investment Advisory Incorporated, a Maryland corporation, with its principal office and place of business at Furness House, 19 South Street, Baltimore, Maryland 21202 (the "Adviser").

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and may issue its shares of beneficial interest, no par value (the "Shares"), in separate series; and

         WHEREAS, the Trust desires that the Adviser perform investment advisory services for each series of the Trust listed in Appendix A hereto (each, a "Fund" and collectively, the "Funds"), and the Adviser is willing to provide those services on the terms and conditions set forth in this Agreement;

         NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the Trust and the Adviser hereby agree as follows:

         SECTION 1.  APPOINTMENT; DELIVERY OF DOCUMENTS

         (a) The Trust hereby employs the Adviser, subject to the direction and control of the Board, to manage the investment and reinvestment of the assets in each Fund and, without limiting the generality of the foregoing, to provide other services as specified herein. The Adviser accepts this employment and agrees to render its services for the compensation set forth herein.

         (b) In connection therewith, the Trust has delivered to the Adviser copies of: (i) the Trust's Trust Instrument and Bylaws (collectively, as amended from time to time, "Organic Documents"); (ii) the Trust's Registration Statement and all amendments thereto filed with the U.S. Securities and Exchange Commission ("SEC") pursuant to the Securities Act of 1933, as amended (the "Securities Act"), or the 1940 Act (the "Registration Statement"); (iii) the Trust's current Prospectuses and Statements of Additional Information of each Fund (collectively, as currently in effect and as amended or supplemented, the "Prospectus"); and (iv) all procedures adopted by the Trust with respect to the Funds (i.e., repurchase agreement procedures), and shall promptly furnish the Adviser with all amendments of or supplements to the foregoing. The Trust shall deliver to the Adviser: (x) a certified copy of the resolution of the Board of Trustees of the Trust (the "Board") appointing the Adviser and authorizing the execution and delivery of this Agreement; (y) a copy of all proxy statements and related materials relating to the Funds; and (z) any other documents, materials or information that the Adviser shall reasonably request to enable it to perform its duties pursuant to this Agreement.

         (c) The Adviser has delivered, or will deliver within 45 days, to the Trust a copy of its code of ethics complying with the requirements of Rule 17j-1 under the 1940 Act (the "Code"). The Adviser shall promptly furnish the Trust with all amendments of or supplements to the foregoing at least annually.

         SECTION 2.  DUTIES OF THE TRUST

         In order for the Adviser to perform the services required by this Agreement, the Trust: (i) shall cause all service providers to the Trust to furnish information to the Adviser and to assist the Adviser as may be required; and (ii) shall ensure that the Adviser has reasonable access to all records and documents maintained by the Trust or any service provider to the Trust.

         SECTION 3.  DUTIES OF THE ADVISER

         (a) The Adviser will make decisions with respect to all purchases and sales of securities and other investment assets in each Fund. To carry out such decisions, the Adviser is hereby authorized, as agent and attorney-in-fact for the Trust, for the account of, at the risk of and in the name of the Trust, to place orders and issue instructions with respect to those transactions of the Funds. In all purchases, sales and other transactions in securities and other investments for the Funds, the Adviser is authorized to exercise full discretion and act for the Trust in the same manner and with the same force and effect as the Trust might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

         Consistent with Section 28(e) of the Securities and Exchange Act of 1934, as amended, the Adviser may allocate brokerage on behalf of the Funds to broker-dealers who provide research services. The Adviser may aggregate sales and purchase orders of the assets of the Funds with similar orders being made simultaneously for other accounts advised by the Adviser or its affiliates. Whenever the Adviser simultaneously places orders to purchase or sell the same asset on behalf of a Fund and one or more other accounts advised by the Adviser, the orders will be allocated as to price and amount among all such accounts in a manner believed to be equitable over time to each account.

         (b) The Adviser will report to the Board at each meeting thereof as requested by the Board all material changes in each Fund since the prior report, and will also keep the Board informed of important developments affecting the Trust, the Funds and the Adviser, and on its own initiative, will furnish the Board from time to time with such information as the Adviser may believe appropriate for this purpose, whether concerning the individual companies whose securities are included in the Funds' holdings, the industries in which they engage, the economic, social or political conditions prevailing in each country in which the Funds maintain investments, or otherwise. The Adviser will also furnish the Board with such statistical and analytical information with respect to investments of the Funds as the Adviser may believe appropriate or as the Board reasonably may request. In making purchases and sales of securities and other investment assets for the Funds, the Adviser will bear in mind the policies set from time to time by the Board as well as the limitations imposed by the Organic Documents and Registration Statement, the limitations in the 1940 Act, the Securities Act, the Internal Revenue Code of 1986, as amended, and other applicable laws and the investment objectives, policies and restrictions of the Funds.

         (c) The Adviser will from time to time employ or associate with such persons as the Adviser believes to be particularly fitted to assist in the execution of the Adviser's duties hereunder, the cost of performance of such duties to be borne and paid by the Adviser. No obligation may be incurred on the Trust's behalf in any such respect.

         (d) The Adviser will report to the Board all material matters related to the Adviser. On an annual basis, the Adviser shall report on its compliance with its Code to the Board and upon the written request of the Trust, the Adviser shall permit the Trust, or its representatives to examine the reports required to be made to the Adviser under the Code. The Adviser will notify the Trust of any change of control of the Adviser and any changes in the key personnel who are either the portfolio manager(s) of the Fund or senior management of the Adviser, in each case prior to or promptly after such change.

         (e) The Adviser will maintain records relating to its portfolio transactions and placing and allocation of brokerage orders as are required to be maintained by the Trust under the 1940 Act. The Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Adviser pursuant to this Agreement required to be prepared and maintained by the Adviser or the Trust pursuant to applicable law. To the extent required by law, the books and records pertaining to the Trust which are in possession of the Adviser shall be the property of the Trust. The Trust, or its representatives, shall have access to such books and records at all times during the Adviser's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by the Adviser to the Trust or its representatives.

         (f) The Adviser will cooperate with each Fund's independent public accountants and shall take reasonable action to make all necessary information available to those accountants for the performance of the accountants' duties.

         (g) The Adviser will provide the Funds' custodian and fund accountant on each business day with such information relating to all transactions concerning the Funds' assets as the custodian and fund accountant may reasonably require. In accordance with procedures adopted by the Board, the Adviser is responsible for assisting in the fair valuation of all Fund assets and will use its reasonable efforts to arrange for the provision of prices from parties who are not affiliated persons of the Adviser for each asset for which the Funds' fund accountant does not obtain prices in the ordinary course of business.

         (h) The Adviser shall authorize and permit any of its directors, officers and employees who may be duly elected as Trustees or officers of the Trust to serve in the capacities in which they are elected.

         (i) The Adviser shall have no duties or obligations pursuant to this Agreement (other than the continuation of its preexisting duties and obligations) during any period in which the Fund invests all (or substantially all) of its investment assets in a registered, open-end management investment company, or separate series thereof, in accordance with Section 12(d)(1)(E) under the 1940 Act.

         SECTION 4.  COMPENSATION; EXPENSES

         (a) In consideration of the foregoing, the Trust shall pay the Adviser, with respect to each Fund, a fee at an annual rate as listed in Appendix A hereto. Such fees shall be accrued by the Trust daily and shall be payable monthly in arrears on the first day of each calendar month for services performed hereunder during the prior calendar month. If fees begin to accrue in the middle of a month or if this Agreement terminates before the end of any month, all fees for the period from that date to the end of that month or from the beginning of that month to the date of termination, as the case may be, shall be prorated according to the proportion that the period bears to the full month in which the effectiveness or termination occurs. Upon the termination of this Agreement with respect to a Fund, the Trust shall pay to the Adviser such compensation as shall be payable prior to the effective date of termination.

         (b) The Adviser shall reimburse expenses of each Fund or waive its fees to the extent necessary to maintain a Fund's expense ratio at an agreed-upon amount for a period of time specified in a separate letter of agreement. The Adviser's reimbursement of a Fund's expenses shall be estimated and paid to the Trust monthly in arrears, at the same time as the Trust's payment to the Adviser for such month.

         (c) No fee shall be payable hereunder with respect to a Fund during any period in which the Fund invests all (or substantially all) of its investment assets in a registered, open-end, management investment company, or separate series thereof, in accordance with Section 12(d)(1)(E) under the 1940 Act.

         (d) The Trust shall be responsible for and assumes the obligation for payment of all of its expenses, including: (i) the fee payable under this Agreement; (ii) the fees payable to each administrator under an agreement between the administrator and the Trust; (iii) expenses of issue, repurchase and redemption of Shares; (iv) interest charges, taxes and brokerage fees and commissions; (v) premiums of insurance for the Trust, its trustees and officers, and fidelity bond premiums; (vi) fees and expenses of third parties, including the Trust's independent public accountant, custodian, transfer agent, dividend disbursing agent and fund accountant; (vii) fees of pricing, interest, dividend, credit and other reporting services; (viii) costs of membership in trade associations; (ix) telecommunications expenses; (x) funds' transmission expenses; (xi) auditing, legal and compliance expenses; (xii) costs of forming the Trust and maintaining its existence; (xiii) costs of preparing, filing and printing the Trust's Prospectuses, subscription application forms and shareholder reports and other communications and delivering them to existing shareholders, whether of record or beneficial; (xiv) expenses of meetings of shareholders and proxy solicitations therefor; (xv) costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts, of calculating the net asset value of Shares and of preparing tax returns; (xvi) costs of reproduction, stationery, supplies and postage; (xvii) fees and expenses of the Trust's trustees and officers; (xviii) the costs of personnel (who may be employees of the Adviser, an administrator or their respective affiliated persons) performing services for the Trust; (xix) costs of Board, Board committee, shareholder and other corporate meetings; (xx) SEC registration fees and related expenses; (xxi) state, territory or foreign securities laws registration fees and related expenses; and (xxii) all fees and expenses paid by the Trust in accordance with any distribution or service plan or agreement related to similar matters.

         SECTION 5.  STANDARD OF CARE

         (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for mistake of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder.

         (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

         SECTION 6.  EFFECTIVENESS, DURATION AND TERMINATION

         (a) This Agreement shall become effective with respect to a Fund on the date above after approval by (1) a majority of the outstanding voting securities of that Fund and (2) a majority of the Board who are not interested parties of the Trust.

         (b) This Agreement shall remain in effect with respect to a Fund for a period of one year from the date of its effectiveness and shall continue in effect for successive annual periods with respect to the Fund; provided that such continuance is specifically approved at least annually: (i) by the Board or by the vote of a majority of the outstanding voting securities of the Fund, and, in either case; (ii) by a majority of the Trust's trustees who are not parties to this Agreement or interested persons of any such party (other than as trustees of the Trust); provided further, however, that if the continuation of this Agreement is not approved as to a Fund, the Adviser may continue to render to that Fund the services described herein in the manner and to the extent permitted by the 1940 Act and the rules and regulations thereunder.

         (c) This Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty: (i) by the Board or by a vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to the Adviser; or (ii) by the Adviser on 60 days' written notice to the Trust. This Agreement shall terminate immediately upon its assignment.

         SECTION 7.  ACTIVITIES OF THE ADVISER

         Except to the extent necessary to perform its obligations hereunder, nothing herein shall be deemed to limit or restrict the Adviser's right, or the right of any of the Adviser's directors, officers or employees to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, trust, firm, individual or association.

         SECTION 8.  REPRESENTATIONS OF ADVISER.

         The Adviser represents and warrants that: (i) it is either registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act") (and will continue to be so registered for so long as this Agreement remains in effect) or exempt from registration under the Advisers Act;
(ii) is not prohibited by the 1940 Act or the Advisers Act from performing the services contemplated by this Agreement; (iii) has met, and will seek to continue to meet for so long as this Agreement remains in effect, any other applicable federal or state requirements, or the applicable requirements of any self-regulatory agency, necessary to be met in order to perform the services contemplated by this Agreement; and (iv) will promptly notify the Trust of the occurrence of any event that would disqualify the Adviser from serving as an investment adviser of an investment company pursuant to Section 9(a) of the 1940 Act or otherwise.

         SECTION 9.  SUBADVISERS

         At its own expense, the Adviser may carry out any of its obligations under this Agreement by employing, subject to the direction and control of the Board, one or more persons who are registered as investment advisers pursuant to the Advisers Act or who are exempt from registration thereunder ("Subadvisers"). Each Subadviser's employment will be evidenced by a separate written agreement approved by the Board and, if required, by the shareholders of the applicable Fund. The Adviser shall not be liable hereunder for any act or omission of any Subadviser, except to exercise good faith in the employment of the Subadviser and except with respect to matters as to which the Adviser assumes responsibility in writing.

         SECTION 10.  LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

         The Trustees of the Trust and the shareholders of each Fund shall not be liable for any obligations of the Trust or of the Funds under this Agreement, and the Adviser agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or the Fund to which the Adviser's rights or claims relate in settlement of such rights or claims, and not to the Trustees of the Trust or the shareholders of the Funds.

         SECTION 11.  RIGHTS TO NAME

         If the Adviser ceases to act as investment adviser to the Trust or any Fund whose name includes the term "BrownIA" (the "Mark") or if the Adviser requests in writing, the Trust shall take prompt action to change the name of the Trust or any such Fund to a name that does not include the Mark. The Adviser may from time to time make available without charge to the Trust for the Trust's use any marks or symbols owned by the Adviser, including marks or symbols containing the Mark or any variation thereof, as the Adviser deems appropriate. Upon the Adviser's request in writing, the Trust shall cease to use any such mark or symbol at any time. The Trust acknowledges that any rights in or to the Mark and any such marks or symbols which may exist on the date of this Agreement or arise hereafter are, and under any and all circumstances shall continue to be, the sole property of the Adviser. The Adviser may permit other parties, including other investment companies, to use the Mark in their names without the consent of the Trust. The Trust shall not use the Mark in conducting any business other than that of an investment company registered under the 1940 Act without the permission of the Adviser.

         SECTION 12.  MISCELLANEOUS

         (a) No provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto and, if required by the 1940 Act, by a vote of a majority of the outstanding voting securities of any Fund thereby affected.

         (b) No amendment to this Agreement or the termination of this Agreement with respect to a Fund shall affect this Agreement as it pertains to any other Fund, nor shall any such amendment require the vote of the shareholders of any other Fund.

         (c) Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

         (d) This Agreement shall be governed by, and the provisions of this Agreement shall be construed and interpreted under and in accordance with, the laws of the State of New York.

         (e) This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement between those parties with respect to the subject matter hereof, whether oral or written.

         (f) This Agreement may be executed by the parties hereto on any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.

         (g) If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

         (h) Section headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.

         (i) Notices, requests, instructions and communications received by the parties at their respective principal places of business, or at such other address as a party may have designated in writing, shall be deemed to have been properly given.

         (j) Notwithstanding any other provision of this Agreement, the parties agree that the assets and liabilities of each Fund of the Trust are separate and distinct from the assets and liabilities of each other Fund and that no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise.

         (k) No affiliated person, employee, agent, director, officer or manager of the Adviser shall be liable at law or in equity for the Adviser's obligations under this Agreement.

         (l)  The  terms  "vote  of  a  majority  of  the   outstanding   voting
securities",   "interested   person",   "affiliated   person,"   "control"   and
"assignment" shall have the meanings ascribed thereto in the 1940 Act.

         (m) Each of the undersigned warrants and represents that they have full power and authority to sign this Agreement on behalf of the party indicated and that their signature will bind the party indicated to the terms hereof and each party hereto warrants and represents that this Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the party, enforceable against the party in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed all as of the day and year first above written.

                                        FORUM FUNDS


                                        -----------------------------
                                        John Y. Keffer
                                          President


                                        BROWN INVESTMENT ADVISORY INCORPORATED


                                        -----------------------------
                                        By:
                                        Title:

                                   FORUM FUNDS
                          INVESTMENT ADVISORY AGREEMENT


                                   Appendix A


                                                  FEE AS A % OF THE ANNUAL
FUNDS OF THE TRUST                          AVERAGE DAILY NET ASSETS OF THE FUND
BrownIA Short-Intermediate Income Fund                     0.35%

                                                                EXHIBIT 16(7)(A)

                                   FORUM FUNDS
                             DISTRIBUTION AGREEMENT


         AGREEMENT made as of the 28th day of February 1999, as amended and restated May 13, 2002, by and between Forum Funds, a Delaware business trust, with its principal office and place of business at Two Portland Square, Portland, Maine 04101 (the "Trust"), and Forum Fund Services, LLC, a Delaware limited liability company with its principal office and place of business at Two Portland Square, Portland, Maine 04101 ("Distributor").

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company and may issue its shares of beneficial interest, no par value ("Shares") in separate series and classes; and

         WHEREAS, the Distributor is registered under the Securities Exchange Act of 1934, as amended ("1934 Act"), as a broker-dealer and is engaged in the business of selling shares of registered investment companies either directly to purchasers or through other financial intermediaries;

         WHEREAS, the Trust offers shares in various series as listed in Appendix A hereto (each such series, together with all other series subsequently established by the Trust and made subject to this Agreement being herein referred to as a "Fund," and collectively as the "Funds") and the Trust may in the future offer shares of various classes of each Fund as listed in Appendix A hereto (each such class together with all other classes subsequently established by the Trust in a Fund being herein referred to as a "Class," and collectively as the "Classes"); and

         WHEREAS, the Trust desires that the Distributor offer, as principal underwriter, the Shares of each Fund and Class thereof to the public and the Distributor is willing to provide those services on the terms and conditions set forth in this Agreement in order to promote the growth of the Funds and facilitate the distribution of the Shares;

         NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the Trust and the Distributor do hereby agree as follows:

         SECTION 1.  APPOINTMENT; DELIVERY OF DOCUMENTS

         (a) The Trust hereby appoints the Distributor, and the Distributor hereby agrees to act as distributor of the Shares for the period and on the terms set forth in this Agreement.

         (b) In connection therewith, the Trust has delivered to the Distributor copies of (i) the Trust's Trust Instrument and Bylaws (collectively, as amended from time to time, "Organic Documents"), (ii) the Trust's Registration Statement and all amendments thereto filed with the U.S. Securities and Exchange Commission ("SEC") pursuant to the Securities Act of 1933, as amended ("Securities Act"), or the 1940 Act ("Registration Statement"), (iii) the current prospectuses and statements of additional information of each Fund and Class thereof (collectively, as currently in effect and as amended or supplemented, the "Prospectus"), (iv) each current plan of distribution or similar document adopted by the Trust under Rule 12b-1 under the 1940 Act ("Plan") and each current shareholder service plan or similar document adopted by the Trust ("Service Plan"); and (iv) all procedures adopted by the Trust with respect to the Funds (e.g., repurchase agreement procedures), and shall promptly furnish the Distributor with all amendments of or supplements to the foregoing. The Trust shall deliver to Forum a certified copy of the resolution of the Board of Trustees of the Trust (the "Board") appointing Forum and authorizing the execution and delivery of this Agreement.

         SECTION 2.  EXCLUSIVE NATURE OF DUTIES

         The Distributor shall be the exclusive representative of the Trust to act distributor of the Funds except that the rights given under this Agreement to the Distributor shall not apply to: (i) Shares issued in connection with the merger, consolidation or reorganization of any other investment company or series or class thereof with a Fund or Class thereof; (ii) a Fund's acquisition by purchase or otherwise of all or substantially all of the assets or stock of any other investment company or series or class thereof; (iii) the reinvestment in Shares by a Fund's shareholders of dividends or other distributions; or (iv) any other offering by the Trust of securities to its shareholders (collectively "exempt transactions").

         SECTION 3.  OFFERING OF SHARES

         (a) The Distributor shall have the right to buy from the Trust the Shares needed to fill unconditional orders for unsold Shares of the Funds as shall then be effectively registered under the Securities Act placed with the Distributor by investors or selected dealers or selected agents (each as defined in Section 11 hereof) acting as agent for their customers or on their own behalf. Alternatively, the Distributor may act as the Trust's agent, to offer, and to solicit offers to subscribe to, unsold Shares of the Funds as shall then be effectively registered under the Securities Act. The Distributor will promptly forward all orders and subscriptions to the Trust. The price that the Distributor shall pay for Shares purchased from the Trust shall be the net asset value per Share, determined as set forth in Section 3(c) hereof, used in determining the public offering price on which the orders are based. Shares purchased by the Distributor are to be resold by the Distributor to investors at the public offering price, as set forth in Section 3(b) hereof, or to selected dealers or selected agents acting as agent for their customers that have entered into agreements with the Distributor pursuant to Section 11 hereof or acting on their own behalf. The Trust reserves the right to sell Shares directly to investors through subscriptions received by the Trust, but no such direct sales shall affect the sales charges due to the Distributor hereunder.

         (b) The public offering price of the Shares of a Fund, i.e., the price per Share at which the Distributor or selected dealers or selected agents may sell Shares to the public or to those persons eligible to invest in Shares as described in the applicable Prospectus, shall be the public offering price determined in accordance with the then currently effective Prospectus of the Fund or Class thereof under the Securities Act relating to such Shares. The public offering price shall not exceed the net asset value at which the Distributor, when acting as principal, is to purchase such Shares, plus, in the case of Shares for which an initial sales charge is assessed, an initial charge equal to a specified percentage or percentages of the public offering price of the Shares as set forth in the current Prospectus relating to the Shares. In the case of Shares for which an initial sales charge may be assessed, Shares may be sold to certain classes of persons at reduced sales charges or without any sales charge as from time to time set forth in the current Prospectus relating to the Shares. The Trust will advise the Distributor of the net asset value per Share at each time as the net asset value per Share shall have been determined by the Trust and at such other times as the Distributor may reasonably request.

         (c) The net asset value per Share of each Fund or Class thereof shall be determined by the Trust, or its designated agent, in accordance with and at the times indicated in the applicable Prospectus on each Fund business day in accordance with the method set forth in the Prospectus and guidelines established by the Trust's Board of Trustees (the "Board").

         (d) The Trust reserves the right to suspend the offering of Shares of a Fund or of any Class thereof at any time in the absolute discretion of the Board, and upon notice of such suspension the Distributor shall cease to offer Shares of the Funds or Classes thereof specified in the notice.

         (e) The Trust, or any agent of the Trust designated in writing to the Distributor by the Trust, shall be promptly advised by the Distributor of all purchase orders for Shares received by the Distributor and all subscriptions for Shares obtained by the Distributor as agent shall be directed to the Trust for acceptance and shall not be binding until accepted by the Trust. Any order or subscription may be rejected by the Trust; provided, however, that the Trust will not arbitrarily or without reasonable cause refuse to accept or confirm orders or subscriptions for the purchase of Shares. The Trust or its designated agent will confirm orders and subscriptions upon their receipt, will make appropriate book entries and, upon receipt by the Trust or its designated agent of payment thereof, will issue such Shares in certificated or uncertificated form pursuant to the instructions of the Distributor. The Distributor agrees to cause such payment and such instructions to be delivered promptly to the Trust or its designated agent.

         SECTION 4.  REPURCHASE OR REDEMPTION OF SHARES BY THE TRUST

         (a) Any of the outstanding Shares of a Fund or Class thereof may be tendered for redemption at any time, and the Trust agrees to redeem or repurchase the Shares so tendered in accordance with its obligations as set forth in the Organic Documents and the Prospectus relating to the Shares. The price to be paid to redeem or repurchase the Shares of a Fund of Class thereof shall be equal to the net asset value calculated in accordance with the provisions of Section 3(b) hereof less, in the case of Shares for which a deferred sales charge is assessed, a deferred sales charge equal to a specified percentage or percentages of the net asset value of those Shares as from time to time set forth in the Prospectus relating to those Shares or their cost, whichever is less. Shares of a Fund or Class thereof for which a deferred sales charge may be assessed and that have been outstanding for a specified period of time may be redeemed without payment of a deferred sales charge as from time to time set forth in the Prospectus relating to those Shares.

         (b) The Trust or its designated agent shall pay (i) the total amount of the redemption price consisting of the redemption price less any applicable deferred sales charge to the redeeming shareholder or its agent and (ii) except as may be otherwise required by the Rules of Fair Practice (the "Rules") of the National Association of Securities Dealers Regulation, Inc. (the "NASD") and any interpretations thereof, any applicable deferred sales charges to the Distributor in accordance with the Distributor's instructions on or before the fifth business day (or such other earlier business day as is customary in the investment company industry) subsequent to the Trust or its agent having received the notice of redemption in proper form.

         (c) Redemption of Shares or payment therefor may be suspended at times when the New York Stock Exchange is closed for any reason other than its customary weekend or holiday closings, when trading thereon is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of a Fund's net assets, or during any other period when the SEC so requires or permits.

         SECTION 5.  DUTIES AND REPRESENTATIONS OF THE DISTRIBUTOR

         (a) The Distributor shall use reasonable efforts to sell Shares of the Funds upon the terms and conditions contained herein and in the then current Prospectus. The Distributor shall devote reasonable time and effort to effect sales of Shares but shall not be obligated to sell any specific number of Shares. The services of the Distributor to the Trust hereunder are not to be deemed exclusive, and nothing herein contained shall prevent the Distributor from entering into like arrangements with other investment companies so long as the performance of its obligations hereunder is not impaired thereby.

         (b) In selling Shares of the Funds, the Distributor shall use its best efforts in all material respects duly to conform with the requirements of all federal and state laws relating to the sale of the Shares. None of the Distributor, any selected dealer, any selected agent or any other person is authorized by the Trust to give any information or to make any representations other than as is contained in a Fund's Prospectus or any advertising materials or sales literature specifically approved in writing by the Trust or its agents.

         (c) The Distributor shall adopt and follow procedures for the confirmation of sales to investors and selected dealers or selected agents, the collection of amounts payable by investors and selected dealers or selected agents on such sales, and the cancellation of unsettled transactions, as may be necessary to comply with the requirements of the NASD.

         (d)  The Distributor represents and warrants to the Trust that:

         (i) It is a limited liability company duly organized and existing and in good standing under the laws of the State of Delaware and it is duly qualified to carry on its business in the State of Maine;

         (ii) It is empowered under applicable laws and by its Operating Agreement to enter into and perform this Agreement;

         (iii) All requisite corporate proceedings have been taken to authorize it to enter into and perform this Agreement;

         (iv) It  has  and  will  continue  to  have  access  to  the  necessary
         facilities,  equipment  and   personnel  to  perform  its  duties   and
         obligations under this Agreement;

         (v) This Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the Distributor, enforceable against the Distributor in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties;

         (vi) It is registered under the 1934 Act with the SEC as a broker-dealer, it is a member in good standing of the NASD, it will abide by the rules and regulations of the NASD, and it will notify the Trust if its membership in the NASD is terminated or suspended; and

         (vii) The performance by the Distributor of its obligations hereunder does not and will not contravene any provision of its Operating Agreement.

         (e) Notwithstanding anything in this Agreement, including the Appendices, to the contrary, the Distributor makes no warranty or representation as to the number of selected dealers or selected agents with which it has entered into agreements in accordance with Section 11 hereof, as to the availability of any Shares to be sold through any selected dealer, selected agent or other intermediary or as to any other matter not specifically set forth herein.

         SECTION 6.  DUTIES AND REPRESENTATIONS OF THE TRUST

         (a) The Trust shall furnish to the Distributor copies of all financial statements and other documents to be delivered to shareholders or investors at least two Fund business days prior to such delivery and shall furnish the Distributor copies of all other financial statements, documents and other papers or information which the Distributor may reasonably request for use in connection with the distribution of Shares. The Trust shall make available to the Distributor the number of copies of the Funds' Prospectuses, as the Distributor shall reasonably request.

         (b) The Trust shall take, from time to time, subject to the approval of the Board and any required approval of the shareholders of the Trust, all action necessary to fix the number of authorized Shares (if such number is not limited) and to register the Shares under the Securities Act, to the end that there will be available for sale the number of Shares as reasonably may be expected to be sold pursuant to this Agreement.

         (c) The Trust shall execute any and all documents, furnish to the Distributor any and all information, otherwise use its best efforts to take all actions that may be reasonably necessary and cooperate with the Distributor in taking any action as may be necessary to register or qualify Shares for sale under the securities laws of the various states of the United States and other jurisdictions ("States") as the Distributor shall designate (subject to approval by the Trust); provided that the Distributor shall not be required to register as a broker-dealer or file a consent to service of process in any State and neither the Trust nor any Fund or Class thereof shall be required to qualify as a foreign corporation, trust or association in any State. Any registration or qualification may be withheld, terminated or withdrawn by the Trust at any time in its discretion. The Distributor shall furnish such information and other material relating to its affairs and activities as may be required by the Trust in connection with such registration or qualification.

         (d) The Trust represents and warrants to the Distributor that:

         (i) It is a business trust duly organized and existing and in good standing under the laws of the State of Delaware;

         (ii) It is empowered under applicable laws and by its Organic Documents to enter into and perform this Agreement;

         (iii) All proceedings required by the Organic Documents have been taken to authorize it to enter into and perform its duties under this Agreement;

         (iv) It is an open-end management investment company registered with the SEC under the 1940 Act;

         (v) All Shares, when issued, shall be validly issued, fully paid and non-assessable;

         (vi) This Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the Trust, enforceable against the Trust in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties;

         (vii) The performance by the Distributor of its obligations hereunder does not and will not contravene any provision of its Articles of Incorporation.

         (viii) The Registration statement is currently effective and will remain effective with respect to all Shares of the Funds and Classes thereof being offered for sale;

         (ix) The Registration Statement and Prospectuses have been or will be, as the case may be, carefully prepared in conformity with the requirements of the Securities Act and the rules and regulations thereunder;

         (x) The Registration Statement and Prospectuses contain or will contain all statements required to be stated therein in accordance with the Securities Act and the rules and regulations thereunder; all statements of fact contained or to be contained in the Registration Statement or Prospectuses are or will be true and correct at the time indicated or on the effective date as the case may be; and neither the Registration Statement nor any Prospectus, when they shall become effective or be authorized for use, will include an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading to a purchaser of Shares;

         (xi) It will from time to time file such amendment or amendments to the Registration Statement and Prospectuses as, in the light of then-current and then-prospective developments, shall, in the opinion of its counsel, be necessary in order to have the Registration Statement and Prospectuses at all times contain all material facts required to be stated therein or necessary to make any statements
         therein   not   misleading   to  a  purchaser   of  Shares   ("Required
         Amendments");

         (xii) It shall not file any amendment to the Registration Statement or Prospectuses without giving the Distributor reasonable advance notice thereof; provided, however, that nothing contained in this Agreement shall in any way limit the Trust's right to file at any time such amendments to the Registration Statement or Prospectuses, of whatever character, as the Trust may deem advisable, such right being in all respects absolute and unconditional; and

         (xiii) Any amendment to the Registration Statement or Prospectuses hereafter filed will, when it becomes effective, contain all statements required to be stated therein in accordance with the 1940 Act and the rules and regulations thereunder; all statements of fact contained in the Registration Statement or Prospectuses will, when be true and correct at the time indicated or on the effective date as the case may be; and no such amendment, when it becomes effective, will include an untrue statement of a material fact or will omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading to a purchaser of the Shares.

         SECTION 7.  STANDARD OF CARE

         (a) The Distributor shall use its best judgment and reasonable efforts in rendering services to the Trust under this Agreement but shall be under no duty to take any action except as specifically set forth herein or as may be specifically agreed to by the Distributor in writing. The Distributor shall not be liable to the Trust or any of the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment, or for any action or inaction of the Distributor in the absence of bad faith, willful misfeasance or gross negligence in the performance of the Distributor's duties or obligations under this Agreement or by reason or the Distributor's reckless disregard of its duties and obligations under this Agreement.

         (b) The Distributor shall not be liable for any action taken or failure to act in good faith reliance upon:

         (i) the advice of the Trust or of counsel, who may be counsel to the Trust or counsel to the Distributor;

         (ii) any oral instruction which it receives and which it reasonably believes in good faith was transmitted by the person or persons authorized by the Board to give such oral instruction (the Distributor shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction);

         (iii) any written instruction or certified copy of any resolution of the Board, and the Distributor may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by the Distributor to have been validly executed; or

         (iv) any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other document reasonably believed in good faith by the Distributor to be genuine and to have been signed or presented by the Trust or other proper party or parties;

and the Distributor shall not be under any duty or obligation to inquire into the validity or invalidity or authority or lack thereof of any statement, oral or written instruction, resolution, signature, request, letter of transmittal, certificate, opinion of counsel, instrument, report, notice, consent, order, or any other document or instrument which the Distributor reasonably believes in good faith to be genuine.

         (c) The Distributor shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply. In addition, to the extent the Distributor's obligations hereunder are to oversee or monitor the activities of third parties, the Distributor shall not be liable for any failure or delay in the performance of the Distributor's duties caused, directly or indirectly, by the failure or delay of such third parties in performing their respective duties or cooperating reasonably and in a timely manner with the Distributor.

         SECTION 8.  INDEMNIFICATION

         (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon:

         (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement;

         (ii) any material breach by the Trust of its representations and warranties under this Agreement; or

         (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished orally or in writing to the Trust in connection with the preparation of the Registration Statement, exhibits to the Registration Statement or the Prospectus by or on behalf of Forum (collectively, "Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii)  any  act  of,  or   omission   by,   Distributor   or  its  sales
         representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Operating Agreement or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Operating Agreement and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.

         SECTION 9.  NOTIFICATION BY THE TRUST

         The Trust shall advise the Distributor immediately: (i) of any request by the SEC for amendments to the Trust's Registration Statement or Prospectus or for additional information; (ii) in the event of the issuance by the SEC of any stop order suspending the effectiveness of the Trust's Registration Statement or any Prospectus or the initiation of any proceedings for that purpose; (iii) of the happening of any material event which makes untrue any statement made in the Trust's then current Registration Statement or Prospectus or which requires the making of a change in either thereof in order to make the statements therein not misleading; and (iv) of all action of the SEC with respect to any amendments to the Trust's Registration Statement or Prospectus which may from time to time be filed with the Commission under the 1940 Act or the Securities Act.

         SECTION 10.  COMPENSATION; EXPENSES

         (a) In consideration of the Distributor's services in connection with the distribution of Shares of each Fund and Class thereof, the Distributor shall receive: (i) any applicable sales charge assessed upon investors in connection with the purchase of Shares; (ii) from the Trust, any applicable contingent deferred sales charge ("CDSC") assessed upon investors in connection with the redemption of Shares; (iii) from the Trust, the distribution service fees with respect to the Shares of those Classes as designated in Appendix A for which a Plan is effective (the "Distribution Fee"); and (iv) from the Trust, the shareholder service fees with respect to the Shares of those Classes as designated in Appendix A for which a Service Plan is effective (the "Shareholder Service Fee"). The Distribution Fee and Shareholder Service Fee shall be accrued daily by each applicable Fund or Class thereof and shall be paid monthly as promptly as possible after the last day of each calendar month but in any event on or before the fifth (5th) Fund business day after month-end, at the rate or in the amounts set forth in Appendix A and, as applicable, the Plan(s). The Trust grants and transfers to the Distributor a general lien and security interest in any and all securities and other assets of a Fund now or hereafter maintained in an account at the Fund's custodian on behalf of the Fund to secure any Distribution Fees and Shareholder Service Fees owed the Distributor by the Trust under this Agreement.

         (b) The Trust shall cause its transfer agent (the "Transfer Agent") to withhold, from redemption proceeds payable to holders of Shares of the Funds and the Classes thereof, all CDSCs properly payable by the shareholders in accordance with the terms of the applicable Prospectus and shall cause the Transfer Agent to pay such amounts over to the Distributor as promptly as possible after the settlement date for each redemption of Shares.

         (c) Except as specified in Sections 8 and 10(a), the Distributor shall be entitled to no compensation or reimbursement of expenses for the services provided by the Distributor pursuant to this Agreement.

         (d) The Trust shall be responsible and assumes the obligation for payment of all the expenses of the Funds, including fees and disbursements of its counsel and auditors, in connection with the preparation and filing of the Registration Statement and Prospectuses (including but not limited to the expense of setting in type the Registration Statement and Prospectuses and printing sufficient quantities for internal compliance, regulatory purposes and for distribution to current shareholders).

         (e) The Trust shall bear the cost and expenses (i) of the registration of the Shares for sale under the Securities Act; (ii) of the registration or qualification of the Shares for sale under the securities laws of the various States; (iii) if necessary or advisable in connection therewith, of qualifying the Trust, the Funds or the Classes thereof (but not the Distributor) as an issuer or as a broker or dealer, in such States as shall be selected by the Trust and the Distributor pursuant to Section 6(c) hereof; and (iv) payable to each State for continuing registration or qualification therein until the Trust decides to discontinue registration or qualification pursuant to Section 6(c) hereof. The Distributor shall pay all expenses relating to the Distributor's broker-dealer qualification.

         SECTION 11.  SELECTED DEALER AND SELECTED AGENT AGREEMENTS

         The Distributor shall have the right to enter into selected dealer agreements with securities dealers of its choice ("selected dealers") and selected agent agreements with depository institutions and other financial intermediaries of its choice ("selected agents") for the sale of Shares and to fix therein the portion of the sales charge, if any, that may be allocated to the selected dealers or selected agents; provided, that the Trust shall approve the forms of agreements with selected dealers or selected agents and shall review the compensation set forth therein. Shares of each Fund or Class thereof shall be resold by selected dealers or selected agents only at the public offering price(s) set forth in the Prospectus relating to the Shares. Within the United States, the Distributor shall offer and sell Shares of the Funds only to such selected dealers as are members in good standing of the NASD.

         SECTION 12.  CONFIDENTIALITY

         The Distributor agrees to treat all records and other information related to the Trust as proprietary information of the Trust and, on behalf of itself and its employees, to keep confidential all such information, except that the Distributor may:

         (i) prepare or assist in the preparation of periodic reports to shareholders and regulatory bodies such as the SEC;

         (ii) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information regarding investment companies; and

         (iii) release such other information as approved in writing by the Trust, which approval shall not be unreasonably withheld;

provided, however, that the Distributor may release any information regarding the Trust without the consent of the Trust if the Distributor reasonably believes that it may be exposed to civil or criminal legal proceedings for failure to comply, when requested to release any information by duly constituted authorities or when so requested by the Trust.

         SECTION 13.  EFFECTIVENESS, DURATION AND TERMINATION

         (a) This Agreement shall become effective with respect to a Fund on the later of (i) the date first above written or (ii) the date on which the Trust's Registration Statement relating to Shares of a Fund becomes effective. Upon effectiveness of this Agreement, it shall supersede all previous agreements between the parties hereto covering the subject matter hereof insofar as such Agreement may have been deemed to relate to the Funds.

         (b) This Agreement shall continue in effect with respect to a Fund for a period of one year from its effectiveness and thereafter shall continue in effect with respect to a Fund until terminated; provided, that continuance is specifically approved at least annually (i) by the Board or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by a vote of a majority of Trustees of the Trust (I) who are not parties to this Agreement or interested persons of any such party (other than as Trustees of the Trust) and
(II) with respect to each class of a Fund for which there is an effective Plan, who do not have any direct or indirect financial interest in any such Plan applicable to the class or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on such approval.

         (c) This Agreement may be terminated at any time with respect to a Fund, without the payment of any penalty, (i) by the Board or by a vote of a majority of the outstanding voting securities of the Fund or, with respect to each class of a Fund for which there is an effective Plan, a majority of Trustees of the Trust who do not have any direct or indirect financial interest in any such Plan or in any agreements related to the Plan, on 60 days' written notice to the Distributor or (ii) by the Distributor on 60 days' written notice to the Trust.

         (d) This Agreement shall automatically terminate upon its assignment (as such term is defined under the 1940 Act) and upon the termination of the Distributor's membership in the NASD.

         (e) If the Trust shall not file a Required Amendment within fifteen days following receipt of a written request from the Distributor to do so, the Distributor may, at its option, terminate this Agreement immediately.

         (f) The obligations of Sections 5(d), 6(d), 8, 9 and 10 shall survive any termination of this Agreement.

         SECTION 14.  NOTICES

         Any notice required or permitted to be given hereunder by either party to the other shall be deemed sufficiently given if personally delivered or sent by telegram, facsimile or registered, certified or overnight mail, postage prepaid, addressed by the party giving such notice to the other party at the last address furnished by the other party to the party giving such notice, and unless and until changed pursuant to the foregoing provisions hereof each such notice shall be addressed to the Trust or the Distributor, as the case may be, at their respective principal places of business.

         SECTION 15.  ACTIVITIES OF THE DISTRIBUTOR

         Except to the extent necessary to perform the Distributor's obligations hereunder, nothing herein shall be deemed to limit or restrict the Distributor's right, or the right of any of the Distributor's employees, agents, officers or directors who may also be a trustee, officer or employee of the Trust, or affiliated persons of the Trust to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, trust, firm, individual or association.

         SECTION 16.  LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

         The Trustees of the Trust and the shareholders of each Fund shall not be liable for any obligations of the Trust or of the Funds under this Agreement, and the Distributor agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or the Fund to which the Distributor's rights or claims relate in settlement of such rights or claims, and not to the Trustees of the Trust or the shareholders of the Funds.

         SECTION 17.  MISCELLANEOUS

         (a) Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

         (b) No provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto.

         (c) This Agreement shall be governed by, and the provisions of this Agreement shall be construed and interpreted under and in accordance with, the laws of the State of New York.

         (d) This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof, whether oral or written.

         (e) This Agreement may be executed by the parties hereto on any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.

         (f) If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

         (g) Section headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.

         (h) Notwithstanding any other provision of this Agreement, the parties agree that the assets and liabilities of each Fund are separate and distinct from the assets and liabilities of each other Fund and that no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise.

         (i) No affiliated person, employee, agent, officer or director of the Distributor shall be liable at law or in equity for the Distributor's obligations under this Agreement.

         (j) Each of the undersigned warrants and represents that they have full power and authority to sign this Agreement on behalf of the party indicated and that their signature will bind the party indicated to the terms hereof.

         (k)  The  terms  "vote  of  a  majority  of  the   outstanding   voting
securities," "interested person," "affiliated person" and "assignment" shall have the meanings ascribed thereto in the 1940 Act.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in their names and on their behalf by and through their duly authorized officers, as of the day and year first above written.

                                        FORUM FUNDS


                                        By:  /S/ LISA J. WEYMOUTH
                                             -----------------------------------
                                                  Lisa J. Weymouth
                                                  Vice President


                                        FORUM FUND SERVICES, LLC


                                        By:  /S/ JOHN Y. KEFFER
                                             -----------------------------------
                                                  John Y. Keffer
                                                  President



                       NOTE: THIS AGREEMENT NOT TO BE USED
                      FOR CDSC FUNDING (B SHARE) FINANCING

                                   FORUM FUNDS
                             DISTRIBUTION AGREEMENT

                                   APPENDIX A
                         FUNDS AND CLASSES OF THE TRUST
                               SEPTEMBER 11, 2001

                            Austin Global Equity Fund
                           BrownIA Growth Equity Fund
                           BrownIA Maryland Bond Fund
                          BrownIA Small-Cap Growth Fund
                           DF Dent Premier Growth Fund
                                Equity Index Fund
                         Fountainhead Kaleidoscope Fund
                         Fountainhead Special Value Fund
                               Investors Bond Fund
                            Maine TaxSaver Bond Fund
                         Mastrapasqua Growth Value Fund
                        New Hampshire TaxSaver Bond Fund
                              Payson Balanced Fund
                                Payson Value Fund
                            Polaris Global Value Fund
                                   Shaker Fund
                               TaxSaver Bond Fund
                                The Advocacy Fund
                            Winslow Green Growth Fund

                                INVESTOR SHARES:
                          Daily Assets Government Fund
                    Daily Assets Government Obligations Fund
                             Daily Assets Cash Fund

                              INSTITUTIONAL SHARES:
                     Daily Assets Treasury Obligations Fund
                          Daily Assets Government Fund
                    Daily Assets Government Obligations Fund
                             Daily Assets Cash Fund

                          INSTITUTIONAL SERVICE SHARES:
                     Daily Assets Treasury Obligations Fund
                          Daily Assets Government Fund
                    Daily Assets Government Obligations Fund
                             Daily Assets Cash Fund

                                                                EXHIBIT 16(9)(A)

                                   FORUM FUNDS
                               CUSTODIAN AGREEMENT


         AGREEMENT dated as of May 12, 1999 between Forum Trust, LLC (the "Custodian"), a limited liability company organized under the laws of the State of Maine doing business as a nondepository trust company, and Forum Funds, a business trust organized under the laws of the State of Delaware (the "Customer").

         WHEREAS, the Customer is an open-end, management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act") and may offer one or more series of shares, each of which shall represent an interest in a separate portfolio of Securities and Cash (each as hereinafter defined) (all such existing and additional series now or hereafter listed on Exhibit A being hereafter referred to individually as a "Portfolio," and collectively, as the "Portfolios"); and

         WHEREAS, Custodian has entered into a certain Master Subcustodian Agreement with Bankers Trust Company ("Bankers Trust") dated as of April 20, 1999 (the "Master Subcustodian Agreement") under which Bankers Trust provides certain sub-custody services on behalf of the Portfolios to Custodian; and

         WHEREAS, Customer wishes to retain Custodian to provide certain custodial services to Customer for the benefit of the Portfolios, and Custodian is willing to provide such services;

         NOW, THEREFORE, in consideration of the mutual covenants and agreements herein contained, the parties hereto agree as follows:

         1. EMPLOYMENT OF CUSTODIAN. Customer, on behalf of each Portfolio, hereby employs Custodian as custodian of all assets of each Portfolio that are delivered to and accepted by Custodian or any Subcustodian (as that term is defined in Section 4) (the "Property") pursuant to the terms and conditions set forth herein. For purposes of this Agreement, "delivery" of Property shall include the acquisition by Customer of a security entitlement (as that term is defined in the New York Uniform Commercial Code ("UCC")). Without limitation, such Property shall include stocks and other equity interests of every type, evidences of indebtedness, other instruments representing same or rights or obligations to receive, purchase, deliver or sell same and other non-cash investment property of a Portfolio ("Securities") and cash from any source and in any currency ("Cash"), provided that Custodian shall have the right, in its sole discretion, to refuse to accept as Property any property of a Portfolio that Custodian considers not to be appropriate or in proper form for deposit for any reason. Custodian shall not be responsible for any property of a Portfolio held or received by Customer or others and not delivered to Custodian or any Subcustodian.

         2. MAINTENANCE OF SECURITIES AND CASH AT CUSTODIAN AND SUBCUSTODIAN LOCATIONS. Pursuant to Instructions (as hereinafter defined in Section 15), Customer shall direct Custodian to (a) settle Securities transactions and maintain Cash in the country or other jurisdiction in which the principal trading market for such Securities is located, where such Securities are to be presented for payment or where such Securities are acquired and (b) maintain Cash and cash equivalents in such countries in amounts reasonably necessary to effect Customer's transactions in such Securities. Instructions to settle Securities transactions in any country shall be deemed to authorize the holding of such Securities and Cash in that country.

         3. CUSTODY ACCOUNT. Custodian agrees to establish and maintain one or more custody accounts on its books each in the name of Customer on behalf of a Portfolio (each, an "Account") for any and all Property from time to time received and accepted by Custodian or any Subcustodian for the account of such Portfolio. Upon delivery by Customer to Custodian of any acceptable Property belonging to a Portfolio, Customer shall, by Instructions, specifically indicate in which Portfolio such Property belongs or if such Property belongs to more than one Portfolio, shall allocate such Property to the appropriate Portfolios, and Custodian shall allocate such Property to the Accounts in accordance with the Instructions. Customer, on behalf of each Portfolio, acknowledges (i) its responsibility as a principal for all of its obligations to Custodian arising under or in connection with this Agreement, notwithstanding, that it may be acting on behalf of other persons, and (ii) warrants its authority to deposit in the appropriate Account any Property received therefor by Custodian or a Subcustodian and to give, and authorize others to give, instructions relative thereto. Custodian may deliver securities of the same class in place of those deposited in the Account.

         Custodian shall hold, keep safe and protect as custodian for each Account all Property in such Account and, to the extent such Property constitutes "financial assets" as defined in the UCC, shall maintain those financial assets in such Account as security entitlements in favor of the Portfolio in whose name the Account is maintained. All transactions, including, but not limited to, foreign exchange transactions, involving the Property shall be executed or settled solely in accordance with Instructions (which shall specifically reference the Account for which such transaction is being settled), except that until Custodian receives Instructions to the contrary, Custodian will:

         (a) collect all interest and dividends and all other income and payments, whether paid in cash or in kind, on the Property, as the same become payable and credit the same to the appropriate Account;

         (b) present for payment all Securities held in an Account that are called, redeemed or retired or otherwise become payable and all coupons and other income items that call for payment upon presentation to the extent that Custodian or Subcustodian is actually aware of such opportunities and hold the cash received in such Account pursuant to this Agreement;

         (c) (i) exchange Securities where the exchange is purely ministerial (including, without limitation, the exchange of temporary securities for those in definitive form and the exchange of warrants, or other documents of entitlement to securities, for the Securities themselves) and (ii) when notification of a tender or exchange offer (other than ministerial exchanges described in (i) above) is received for an Account, endeavor to receive Instructions, provided that if such Instructions are not received in time for Custodian to take timely action, no action shall be taken with respect thereto;

         (d) whenever notification of a rights entitlement or a fractional interest resulting from a rights issue, stock dividend or stock split is received for an Account and such rights entitlement or fractional interest bears an expiration date, if after endeavoring to obtain Instructions such Instructions are not received in time for Custodian to take timely action or if actual notice of such actions was received too late to seek Instructions, sell in the discretion of Custodian (which sale Customer hereby authorizes Custodian to make) such rights entitlement or fractional interest and credit the Account with the net proceeds of such sale;

         (e) execute in Customer's name for an Account, whenever Custodian deems it appropriate, such ownership and other certificates as may be required to obtain the payment of income from the Property in such Account;

         (f) pay for each Account, any and all taxes and levies in the nature of taxes imposed on interest, dividends or other similar income on the Property in such Account by any governmental authority. In the event there is insufficient Cash available in such Account to pay such taxes and levies, Custodian shall notify Customer of the amount of the shortfall and Customer may, or may cause the Portfolio to, at its option, deposit additional Cash in such Account or take steps to have sufficient Cash available. Customer, on behalf of the Portfolios agrees, when and if requested by Custodian and required in connection with the payment of any such taxes, to cooperate with Custodian in furnishing information, executing documents or otherwise;

         (g) appoint brokers and agents for any of the ministerial transactions involving the Securities described in (a) -
                  (f), including, without limitation, affiliates of Custodian or any Subcustodian; and

         (h) in the event of any loss of Securities or Cash, use its best efforts to ascertain the circumstances relating to such loss and promptly report the same to Customer.

         Custodian shall provide cash management services to Customer.

         4. SUBCUSTODIANS AND SECURITIES SYSTEMS. Customer authorizes and instructs Custodian to maintain the Property in each Account directly in one of its United States ("U.S.") branches or indirectly through custody accounts that have been established by Custodian with the following other securities intermediaries: (a) another U.S. bank or trust company (including Bankers Trust pursuant to the Master Subcustodian Agreement) or branch thereof located in the U.S. that is itself qualified under the 1940 Act, to act as custodian, or a non-U.S. branch of Custodian or of any U.S. Subcustodian, or a U.S. securities depository or clearing agency or system in which Custodian or a U.S. Subcustodian participates (individually, a "U.S. Securities System") or (b) one of Custodian's majority-owned non-U.S. subsidiaries, a majority-owned subsidiary of a U.S. Subcustodian or a non-U.S. bank or trust company, acting as custodian (individually, a "non-U.S. Subcustodian"; U.S. Subcustodians and non-U.S. Subcustodians, collectively, "Subcustodians"), or a non-U.S. depository or clearing agency or system in which Custodian or any Subcustodian participates (individually, a "non-U.S. Securities System"; U.S. Securities System and non-U.S. Securities System, collectively, "Securities System"), PROVIDED that in each case in which a U.S. Subcustodian or U.S. Securities System is employed, Custodian shall notify Customer of the appointment of such U.S. Subcustodian or U.S. Securities System; PROVIDED FURTHER that in each case in which a non-U.S. Subcustodian or non-U.S. Securities System is employed, (a) such Subcustodian or Securities System either is (i) a "qualified U.S. bank" as defined by Rule 17f-5 under the 1940 Act ("Rule 17f-5") or (ii) an "eligible foreign custodian" within the meaning of Rule 17f-5 or such Subcustodian or Securities System is the subject of an order granted by the U.S. Securities and Exchange Commission ("SEC") exempting such agent or the subcustody arrangements thereto from all or part of the provisions of Rule 17f-5, and (b) the identity of the non-U.S. Subcustodian and the agreement between Custodian and such non-U.S. Subcustodian has been approved by Instructions; it being understood that Custodian shall have no liability or responsibility for determining whether the approval of any Subcustodian or Securities System by Instructions is proper under the 1940 Act or any rule or regulation thereunder. Exhibit D attached hereto lists all Subcustodians and Securities Systems that have been approved by Instructions. Notwithstanding Section 20 hereof or any other provision hereof to the contrary, Exhibit D may be amended solely by the delivery to Custodian of Instructions pursuant to Section 15 hereof.

         Upon receipt of Instructions  from Customer,  Custodian agrees to cease the employment of any Subcustodian or Securities System with respect to Customer, and if desirable and practicable, appoint a replacement Subcustodian or securities system in accordance with the provisions of this Section. In addition, Custodian may, at any time in its discretion, upon written notification to Customer, terminate the employment of any Subcustodian or Securities System.

         Custodian shall deliver to Customer annually a certificate stating: (a) the identity of each non-U.S. Subcustodian and non-U.S. Securities System then acting on behalf of Custodian and the name and address of the governmental agency or other regulatory authority that supervises or regulates such non-U.S. Subcustodian and non-U.S. Securities System; (b) the countries in which each non-U.S. Subcustodian or non-U.S. Securities System is located; and (c) if requested by Customer's Board of Trustees or if the Board of Trustees responsible for any Portfolio directly approves its foreign custody arrangements, such other information relating to such non-U.S. Subcustodians and non-U.S. Securities Systems as may reasonably be requested by Customer to ensure compliance with Rule 17f-5. If requested by the Customer's Board of Trustees or if the Board of Trustees directly approves its foreign custody arrangements, Custodian also shall furnish annually to Custodian information concerning such non-U.S. Subcustodians and non-U.S. Securities Systems similar in kind and scope as that furnished to Customer in connection with the initial approval of this Agreement. Custodian agrees to promptly notify Customer if, in the normal course of its custodial activities, Custodian learns of a material adverse change in the financial condition of a non-U.S. Subcustodian or a non-U.S. Securities System suffers a material loss of Property, or Custodian has reason to believe that any non-U.S. Subcustodian or non-U.S. Securities System has ceased to be a qualified U.S. bank or an eligible foreign custodian each within the meaning of Rule 17f-5 or has ceased to be subject to an exemptive order from the SEC.

         5. USE OF SUBCUSTODIAN. With respect to Property in an Account that is maintained by Custodian through a Subcustodian employed pursuant to
Section 4:

         (a) Custodian will identify on its books as belonging to Customer on behalf of a Portfolio, any Property maintained through such Subcustodian.

         (b) Any Property in the Account held by a Subcustodian will be subject only to the instructions of Custodian or its agents.

         (c) Property deposited with a Subcustodian will be maintained in an account holding only assets for customers of Custodian.

         (d) Any agreement Custodian shall enter into with a non-U.S. Subcustodian with respect to maintaining Property shall require that (i) the Account will be adequately indemnified or its losses adequately insured; (ii) the Property so maintained is not subject to any right, charge, security interest, lien or claim of any kind in favor of such Subcustodian or its creditors except a claim for payment in accordance with such agreement for its safe custody or administration; (iii) beneficial ownership of Securities be freely transferable without the payment of money or value other than for safe custody or administration; (iv) adequate records will be maintained identifying the Property maintained pursuant to such Agreement as belonging to
                  Customer or as being held by Custodian, on behalf of Customer or all its customers; (v) to the extent permitted by applicable law, officers of or auditors employed by, or other representatives of or designated by, Custodian, including the independent public accountants of or designated by, Customer be given access to the books and records of such Subcustodian relating to Property or confirmation of the contents of those records; and (vi) Custodian on behalf of Customer will receive periodic reports with respect to the safekeeping of the Property, including but not limited to notification of any transfer of Property into or out of an Account.

         6.       USE OF  SECURITIES  SYSTEM.  With  respect to Property  in the
Account(s) that is maintained by Custodian or any Subcustodian through a Securities System employed pursuant to Section 4:

         (a) Custodian shall, and the Subcustodian will be required by its agreement with Custodian to, identify on its books such Property as being maintained for the account of Custodian or Subcustodian for its customers.

         (b) Any Property maintained through a Securities System for the account of Custodian or a Subcustodian will be subject only to the instructions of Custodian or such Subcustodian, as the case may be.

         (c) Property deposited with a Securities System will be maintained in an account holding only assets for customers of Custodian or Subcustodian, as the case may be, unless precluded by applicable law, rule, or regulation.

         (d) Custodian shall provide Customer with any report obtained by Custodian or Subcustodian on the Securities System's accounting system, internal accounting control and procedures for safeguarding securities deposited in the Securities System.

         7. AGENTS. Custodian may at any time or times in its sole discretion appoint (or remove), as its agent to carry out such of the provisions of this Agreement as Custodian may from time to time direct any other U.S. bank or trust company which is itself qualified under the 1940 Act to act as custodian, including Bankers Trust; PROVIDED, however, that the appointment of any agent shall not relieve Custodian of its responsibilities or liabilities hereunder. Custodian shall provide reasonable notice to Customer of the appointment or removal of any agent.

         8. RECORDS, OWNERSHIP OF PROPERTY, STATEMENTS, OPINIONS OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS.

         (a) The ownership of the Property, whether maintained directly by Custodian or indirectly through a Subcustodian or a Securities System as authorized herein, shall be clearly recorded on Custodian's books as belonging to the appropriate Account and not to the Custodian. Custodian shall keep accurate and detailed accounts of all investments, receipts, disbursements and other transactions for each Account. All accounts, books and records of Custodian relating thereto shall be open to inspection and audit at all reasonable times during normal business hours by any person designated by Customer. All such accounts shall be maintained and preserved in the form reasonably requested by Customer. Custodian will supply to Customer from time to time, as mutually agreed upon, a statement in respect to any Property in an Account maintained by Custodian or by a Subcustodian. In the absence of the filing in writing with Custodian by Customer of exceptions or objections to any such statement within sixty (60) days of the mailing thereof, Customer shall be deemed to have approved such statement and in such case or upon written approval of Customer of any such statement, such statement shall be presumed to be for all purposes correct with respect to all information set forth therein.

         (b) Custodian shall take all reasonable action as Customer may request to obtain from year to year favorable opinions from Customer's independent certified public accountants with respect to Custodian's activities hereunder in connection with the preparation of Customer's registration statement on Form N-1A and Customer's Form N-SAR or other periodic reports to the SEC and with respect to any other requirements of the SEC.

         (c) At the request of Customer, Custodian shall deliver, and shall cause the Subcustodians to deliver, to Customer a written report prepared by Custodian's independent certified public accountants with respect to the services provided by Custodian under this Agreement, including, without limitation, Custodian's accounting system, internal accounting control and procedures for safeguarding Cash and Securities, including Cash and Securities deposited and/or maintained in a securities system or with a Subcustodian. Such report shall be of sufficient scope and in sufficient detail as may reasonably be required by Customer and as may reasonably be obtained by Custodian.

         (d) Customer may elect to participate in any of the electronic on-line service and communications systems offered by Custodian or a Subcustodian that can provide Customer, on a daily basis, with the ability to view on-line or to print in hard copy various reports of Account activity and of Securities and/or Cash being held in any Account. To the extent that such service shall include market values of Securities in an Account, Customer hereby acknowledges that Custodian or such Subcustodian now obtains and may in the future obtain information on such values from outside sources that Custodian or such Subcustodian considers to be reliable, and Customer agrees that Custodian and such Subcustodian (i) does not verify or represent or warrant either the reliability of such service nor the accuracy or completeness of any such information furnished or obtained by or through such service and (ii) shall be subject to the standard of care set forth in Section 16 of this Agreement in selecting and utilizing such service or furnishing any information derived therefrom.

         9. HOLDING OF SECURITIES, NOMINEES, ETC. Securities in an Account that are maintained by Custodian or any Subcustodian may be held directly by such entity in the name of Customer or in bearer form or maintained, on behalf of a Portfolio, in Custodian's or Subcustodian's name or in the name of Custodian's or Subcustodian's nominee. Securities that are maintained through a Subcustodian or which are eligible for deposit in a Securities System as provided above may be maintained with the Subcustodian or the Securities System in an account for Custodian's or Subcustodian's customers, unless prohibited by law, rule, or regulation. Custodian or Subcustodian, as the case may be, may combine certificates representing Securities held in an Account with certificates of the same issue held by Custodian or Subcustodian as fiduciary or as a custodian. In the event that any Securities in the name of Custodian or its nominee or held by a Subcustodian and registered in the name of such Subcustodian or its nominee are called for partial redemption by the issuer of such Security, Custodian may, subject to the rules or regulations pertaining to allocation of any Securities System in which such Securities have been deposited, allot, or cause to be allotted, the called portion of the respective beneficial holders of such class of security in any manner Custodian deems to be fair and equitable. Securities maintained with a Securities System shall be maintained subject to the rules of that Securities System governing the rights and obligations among the Securities System and its participants.

         10. PROXIES, ETC. With respect to any proxies, notices, reports or other communications pertaining to any of the Securities in any Account, Custodian shall perform such services and only such services as are (i) set forth in Section 3 of this Agreement, (ii) described in the applicable Service Standards (the "Proxy Service"), and (iii) as may otherwise be agreed upon between Custodian and Customer. The liability and responsibility of Custodian in connection with the Proxy Service referred to in (ii) of the immediately preceding sentence and in connection with any additional services which Custodian and Customer may agree upon as provided in (iii) of the immediately preceding sentence shall be as set forth in the description of the Proxy Service and as may be agreed upon by Custodian and Customer in connection with the furnishing of any such additional service and shall not be affected by any other term of this Agreement. Neither Custodian nor its nominees or agents shall vote upon or in respect of any of the Securities in an Account, execute any form of proxy to vote thereon, or give any consent or take any action (except as provided in Section 3) with respect thereto except upon the receipt of Instructions.

         11. SEGREGATED ACCOUNT. To assist Customer in complying with the requirements of the 1940 Act and the rules and regulations thereunder, Custodian shall, upon receipt of Instructions, establish and maintain a segregated account or accounts on its books for and on behalf of a Portfolio.

         12. SETTLEMENT PROCEDURES. Securities will be transferred, exchanged or delivered by Custodian or a Subcustodian upon receipt by Custodian of Instructions that include all information required by Custodian. Settlement and payment for Securities received for an Account and delivery of Securities out of such Account may be effected in accordance with the customary or established securities trading or securities processing practices and procedures in the jurisdiction or market in which the transaction occurs, including, without limitation, delivering Securities to the purchaser thereof or to a dealer therefor (or an agent for such purchaser or dealer) against a receipt with the expectation of receiving later payment for such Securities from such purchaser or dealer, as such practices and procedures may be modified or supplemented in accordance with the standard operating procedures of Custodian in effect from time to time for that jurisdiction or market. Custodian shall not be liable for any loss which results from effecting transactions in accordance with the customary or established securities trading or securities processing practices and procedures in the applicable jurisdiction or market.

         Custodian or a Subcustodian may settle purchases and sales against, or credit income to, an Account, and Custodian may, at its sole option upon written notice to Customer, reverse such credits or debits to the appropriate Account in the event that the transaction does not settle, or the income is not received in a timely manner, and Customer agrees to hold Custodian harmless from any losses that may result therefrom. With respect to the activities of Bankers Trust as Subcustodian under the Master Subcustodian Agreement, such credits and reversals, if any, shall be on a contractual basis, as outlined in the Bankers Trust Service Standards, as described below and provided to Customer by Custodian.

         The applicable Service Standards mean the Global Guide, the Policies and Standards Manual, and any other documents issued by the Custodian, Bankers Trust and other Subcustodians from time to time specifying the procedures for communicating with a customer, the terms of any additional services to be provided to a customer, and such other matters as may be agreed between the parties time to time. Copies of the current Service Standards have been delivered to Customer.

          13. CONDITIONAL CREDITS.

         (a) Notwithstanding any other provision of this Agreement, Custodian or a Subcustodian shall not be required to comply with any Instructions to settle the purchase of any securities for the Account unless there are sufficient immediately available funds in the relevant currency in the Account, PROVIDED THAT, if, after all expenses, debits and withdrawals of Cash in the relevant currency ("Debits") applicable to the Account have been made and if after all Conditional Credits, as defined below, applicable to the Account have become final entries as set forth in (c) below, the amount of immediately available funds of the relevant currency in such Account is at least equal to the aggregate purchase price of all securities for which Custodian has received Instructions to settle on that date ("Settlement Date"), Custodian, upon settlement, shall credit the Securities to the Account by making a final entry on its books and records.

         (b) Notwithstanding the foregoing, if after all Debits applicable to the Account have been made, the amount of immediately available funds in a given currency in such Account are less than the aggregate purchase price in such currency of all securities for which Custodian has received Instructions to settle on any Settlement Date, Custodian, upon settlement, may credit the securities to the Account by making a conditional entry on its books and records ("Conditional Credit"), pending receipt of sufficient immediately available funds in the relevant currency in the Account.

         (c) If, within a reasonable time from the posting of a Conditional Credit and after all Debits applicable to the Account have been made, immediately available funds in the relevant currency at least equal to the aggregate purchase price in such currency of all securities subject to a Conditional Credit on a Settlement Date are deposited into the Account, Custodian shall make the Conditional Credit a final entry on its books and records. In such case, Customer shall be liable to Custodian only for late charges at a rate that Custodian customarily charges for similar extensions of credit.

         (d) If (i) within a reasonable time from the posting of a Conditional Credit, immediately available funds at least equal to the resultant Debit on a Settlement Date are not deposited in the Account, or (ii) any Proceeding (as defined below) shall occur, Custodian may sell such of the Securities subject to the Conditional Credit as it selects in its sole discretion and shall apply the net proceeds of such sale to cover such Debit, including related late charges, and any remaining proceeds shall be credited to the Account. If such proceeds are insufficient to satisfy such Debit in full, Customer shall continue to be liable to Custodian for any shortfall. Custodian shall make the Conditional Credit a final entry on its books as to the Securities not required to be sold to satisfy such Debit. Pending payment in full by Customer of the purchase price for Securities subject to a Conditional Credit, and Custodian's making a Conditional Credit a final entry on its books, and, unless consented to by Custodian, Customer shall have no right to give further Instructions in respect of Securities subject to a Conditional Credit. Custodian shall have the sole discretion to determine which Securities shall be deemed to have been paid for by Customer out of funds available in the Account. Any such Conditional Credit may be reversed (and any corresponding Debit shall be canceled) by Custodian unless and until Custodian makes a final entry on its books crediting such Securities to the Account. The term "Proceeding" shall mean any insolvency, bankruptcy, receivership, reorganization or similar proceeding relating to Customer, whether voluntary or involuntary.

         (e) Customer agrees that it will not use the Account to facilitate the purchase of securities without sufficient funds in the Account (which funds shall not include the expected proceeds of the sale of the purchased securities).

         14. PERMITTED TRANSACTIONS. Customer agrees that it will cause transactions to be made pursuant to this Agreement only upon Instructions in accordance with Section 15 (but subject to Section 3) and only for the purposes listed below.

          (a) In connection with the purchase or sale of Securities at prices as confirmed by Instructions.

          (b) When Securities are called, redeemed or retired, or otherwise become payable.

          (c) In exchange for or upon conversion into other securities alone or other securities and cash pursuant to any plan or merger, consolidation, reorganization, recapitalization or readjustment.

          (d) Upon conversion of Securities pursuant to their terms into other securities.

          (e) Upon exercise of subscription, purchase or other similar rights represented by Securities.

          (f) For the payment of interest, taxes, management or supervisory fees, distributions or operating expenses.

          (g) In connection with any borrowings by Customer requiring a pledge of Securities, but only against receipt of amounts borrowed or in order to satisfy requirements for additional or substitute collateral.

          (h) In connection with any loans, but only against receipt of collateral as specified in Instructions which shall reflect any restrictions applicable to Customer.

          (i) For the purpose of redeeming shares of the capital stock of Customer against delivery of the shares to be redeemed to Custodian, a Subcustodian or Customer's transfer agent.

          (j)  For the purpose of redeeming  in kind shares of Customer  against
               delivery  of  the  shares  to  be  redeemed   to   Custodian,   a
               Subcustodian or Customer's transfer agent.

          (k) For delivery in accordance with the provisions of any agreement among Customer, on behalf of a Portfolio, the Portfolio's investment adviser and a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., relating to compliance with the rules of The Options Clearing Corporation, the Commodities Futures Trading Commission or of any registered national securities exchange, or of any similar organization or organizations, regarding escrow or other arrangements in connection with transactions by Customer.

          (l) For release of Securities to designated brokers under covered call options, provided, however, that such Securities shall be released only upon payment to Custodian of monies for the premium due and a receipt for the Securities which are to be held in escrow. Upon exercise of the option, or at expiration, Custodian will receive the Securities previously deposited from broker. Custodian will act strictly in accordance with Instructions in the delivery of Securities to be held in escrow and will have no responsibility or liability for any such Securities which are not returned promptly when due other than to make proper request for such return.

          (m) For spot or forward foreign exchange transactions to facilitate security trading or receipt of income from Securities related transactions.

          (n)  Upon the  termination  of this  Agreement as set forth in Section
               21.

          (o)  For other proper purposes.

          Customer agrees that Custodian and any Subcustodian shall have no obligation to verify the purpose for which a transaction is being effected.

         15. INSTRUCTIONS. The term "Instructions" means instructions from Customer in respect of any of Custodian's duties hereunder that have been received by Custodian at its address set forth in Section 22 below (i) in writing (including, without limitation, facsimile transmission) or by tested telex signed or given by such one or more person or persons as Customer shall have from time to time authorized in writing to give the particular class of Instructions in question and whose name and (if applicable) signature and office address have been filed with Custodian; or (ii) which have been transmitted electronically through an electronic on-line service and communications system offered by Custodian or other electronic instruction system acceptable to Custodian; or (iii) a telephonic or oral communication by one or more persons as Customer shall have from time to time authorized to give the particular class of Instructions in question and whose name has been filed with Custodian; or (iv) upon receipt of such other form of instructions as Customer may from time to time authorize in writing and which Custodian has agreed in writing to accept. Instructions in the form of oral communications shall be confirmed by Customer by tested telex or writing in the manner set forth in clause (i) above, but the lack of such confirmation shall in no way affect any action taken by Custodian in reliance upon such oral instructions prior to Custodian's receipt of such confirmation. Instructions may relate to specific transactions or to types or classes of transactions, and may be in the form of standing instructions.

         Custodian shall have the right to assume in the absence of notice to the contrary from Customer that any person whose name is on file with Custodian pursuant to this Section has been authorized by Customer to give the Instructions in question and that such authorization has not been revoked. Custodian may act upon and conclusively rely on, without any liability to Customer or any other person or entity for any losses resulting therefrom, any Instructions reasonably believed by it to be furnished by the proper person or persons as provided above.

         16.   STANDARD  OF  CARE.   Custodian  shall  be  responsible  for  the
performance of only such duties as are set forth herein or contained in Instructions given to Custodian that are not contrary to the provisions of this Agreement. Custodian will use reasonable care and diligence with respect to the safekeeping of Property in each Account and, except as otherwise expressly provided herein, in carrying out its obligations under this Agreement. So long as and to the extent that it has exercised reasonable care and diligence, Custodian shall not be responsible for the title, validity or genuineness of any Property or other property or evidence of title thereto received by it or delivered by it pursuant to this Agreement and shall be held harmless in acting upon, and may conclusively rely on, without liability for any loss resulting therefrom, any notice, request, consent, certificate or other instrument reasonably believed by it to be genuine and to be signed or furnished by the proper party or parties, including, without limitation, Instructions, and shall be indemnified by Customer for any losses, damages, costs and expenses (including, without limitation, reasonable fees and expenses of counsel) incurred by Custodian and arising out of action taken or omitted with reasonable care by Custodian hereunder or under any Instructions. Custodian shall be liable to Customer for any act or omission to act of any Subcustodian to the same extent as if Custodian committed such act itself. With respect to a Securities System, Custodian shall only be responsible or liable for losses arising from employment of such Securities System caused by Custodian's own failure to exercise reasonable care; provided that in the event of any such loss, Custodian shall take all reasonable steps to enforce such claims as it may have against the Securities System to protect the interests of the Customer.

         In the event of any loss to Customer by reason of the failure of Custodian or a Subcustodian to utilize reasonable care, Custodian shall be liable to Customer to the extent of Customer's actual damages at the time such loss was discovered (including, without limitation, reasonable fees and expenses of counsel) without reference to any special conditions or circumstances. In no event shall Custodian be liable for any consequential or special damages.

         Custodian shall be entitled to rely, and may act, on advice of counsel (who may be counsel for Custodian or Customer) on all matters and shall be without liability for any action reasonably taken or omitted in good faith pursuant to such advice, provided that with respect to the performance of any action or omission of any action upon such advice, the Custodian shall be required to conform to the standard of care set forth in this Section 16.

         In the event Customer subscribes to an electronic on-line service and communications system offered by Custodian, Customer shall be fully responsible for the security of its connecting terminal, access thereto and the proper and authorized use thereof and the initiation and application of continuing effective safeguards with respect thereto and agrees to defend and indemnify Custodian and hold Custodian harmless from and against any and all losses, damages, costs and expenses (including the fees and expenses of counsel) incurred by Custodian as a result of any improper or unauthorized use of such terminal by Customer or by any others.

         All collections of funds or other property paid or distributed in respect of Securities in an Account, including funds involved in third-party foreign exchange transactions, shall be made at the risk of Customer.

         Subject to the exercise of reasonable care, Custodian shall have no liability for any loss occasioned by delay in the actual receipt of notice by Custodian or by a Subcustodian of any payment, redemption or other transaction regarding Securities in each Account in respect of which Custodian has agreed to take action as provided in Section 3 hereof. Custodian shall not be liable for any loss resulting from, or caused by, or resulting from acts of governmental authorities (whether de jure or de facto), including, without limitation, nationalization, expropriation, and the imposition of currency restrictions; devaluations of or fluctuations in the value of currencies; changes in laws and regulations applicable to the banking or securities industry; market conditions that prevent the orderly execution of securities transactions or affect the value of Property; acts of war, terrorism, insurrection or revolution; strikes or work stoppages; the inability of a local clearing and settlement system to settle transactions for reasons beyond the control of Custodian; hurricane, cyclone, earthquake, volcanic eruption, nuclear fusion, fission or radioactivity, or other acts of God.

         Custodian shall have no liability in respect of any loss, damage or expense suffered by Customer, insofar as such loss, damage or expense arises from the performance of Custodian's duties hereunder by reason of Custodian's reliance upon records that were maintained for Customer by entities other than Custodian prior to Custodian's employment under this Agreement.

              If Custodian does not exercise reasonable care, Custodian shall indemnify Customer for any losses, damages, costs and expenses (including, without limitation, the fees and expenses of counsel) incurred by Customer and arising out of action taken or omitted without reasonable care by Custodian hereunder or under any Instructions.

         17. INVESTMENT LIMITATIONS AND LEGAL OR CONTRACTUAL RESTRICTIONS OR REGULATIONS. Neither Custodian nor any SUBCUSTODIANS shall be liable to Customer or a Portfolio and Customer agrees to indemnify Custodian, all Subcustodians and their nominees, for any loss, damage or expense suffered or incurred by Custodian, any Subcustodian or their nominees arising out of any violation of any investment restriction or other restriction or limitation applicable to Customer or any Portfolio pursuant to any contract or any law or regulation.

         18. FEES AND EXPENSES. Customer agrees to pay to Custodian such compensation for its services pursuant to this Agreement as may be mutually agreed upon in writing from time to time and Custodian's reasonable out-of-pocket or incidental expenses in connection with the performance of this Agreement, including (but without limitation) reasonable legal fees as described herein and/or deemed necessary in the judgment of Custodian to keep safe or protect the Property in the Account. The initial fee schedule is attached hereto as Exhibit B. Such fees will not be abated by, nor shall Custodian be required to account for, any profits or commissions received by Custodian in connection with its provision of custody services under this agreement. Customer hereby agrees to hold Custodian harmless from any liability or loss resulting from any taxes or other governmental charges, and any expense related thereto, which may be imposed, or assessed with respect to any Property in an Account and also agree to hold Custodian, its Subcustodians, and their respective nominees harmless from any liability as a record holder of Property in such Account. Custodian is authorized to charge the applicable Account for such items, and Custodian shall have a lien on the Property in the applicable Account for any amount payable to Custodian under this Agreement, including but not limited to amounts payable pursuant to Section 13 and pursuant to indemnities granted by Customer under this Agreement.

         19. TAX RECLAIMS. With respect to withholding taxes deducted and which may be deducted from any income received from any Property in an Account, Custodian shall perform such services with respect thereto as are described in the applicable Service Standards and shall in connection therewith be subject to the standard of care set forth in such Service Standards. Such standard of care shall not be affected by any other term of this Agreement.

         20. AMENDMENT, MODIFICATIONS, ETC. No provision of this Agreement may be amended, modified or waived except in writing signed by the parties hereto (except that Exhibit D may be amended as provided in Section 4 hereof and Exhibit B may be amended as provided for therein). In addition, any amendment to Sections 8(c), 8(d), 16, 17, 24, 27 and 28 of this Agreement shall require the written consent of Bankers Trust. No waiver of any provision hereto shall be deemed a continuing waiver unless it is so designated. No failure or delay on the part of either party in exercising any power or right under this Agreement operates as a waiver, nor does any single or partial exercise of any power or right preclude any other or further exercise thereof or the exercise of any other power or right.

         21.      TERMINATION.

         (a) This Agreement may be terminated by Customer or Custodian by ninety
(90) days' written notice to the other; PROVIDED that notice by Customer shall specify the names of the persons to whom Custodian shall deliver the Securities in each Account and to whom the Cash in such Account shall be paid. If notice of termination is given by Custodian, Customer shall, within ninety (90) days following the giving of such notice, deliver to Custodian a written notice specifying the names of the persons to whom Custodian shall deliver the Securities in each Account and to whom the Cash in such Account shall be paid. In either case, Custodian will deliver such Property to the persons so specified, after deducting therefrom any amounts that Custodian determines to be owed to it hereunder. In addition, Custodian may in its discretion withhold from such delivery such Property as may be necessary to settle transactions pending at the time of such delivery. Customer grants to Custodian a lien and right of setoff against the Account and all Property held therein from time to time in the full amount of the foregoing obligations. If within ninety (90) days following the giving of a notice of termination by Custodian, Custodian does not receive the aforementioned written notice specifying the names of the persons to whom Custodian shall deliver the Securities in each Account and to whom the Cash in such Account shall be paid, Custodian, at its election, may deliver such Securities and pay such Cash to a bank or trust company doing business in the State of New York to be held and disposed of pursuant to the provisions of this Agreement, or may continue to hold such Securities and Cash until a written notice as aforesaid is delivered to Custodian, provided that from and after the ninetieth day Custodian's obligations shall be limited to safekeeping.

         (b) This Agreement may be terminated by Customer or Custodian as to one or more Portfolios (but less than all of the Portfolios) by delivery of an amended Exhibit A deleting such Portfolios, in which case termination as to such deleted Portfolios shall take effect ninety (90) days after the date of such delivery, or such earlier time as mutually agreed. The execution and delivery of an amended Exhibit A that deletes one or more Portfolios shall constitute a termination of this Agreement only with respect to such deleted Portfolio(s), shall be governed by Section 21(a) as to the identification of a successor custodian and the delivery of Cash and Securities of the Portfolio(s) so deleted to such successor custodian, and shall not affect the obligations of Custodian and Customer hereunder with respect to the other Portfolios set forth in Exhibit A, as amended from time to time.

         (c) Sections 16, 17, 18, 27 and 30 shall survive the termination of this Agreement as to one or more or all Portfolios.

         22. NOTICES. Except as otherwise provided in this Agreement, all requests, demands or other communications between the parties or notices in connection herewith (a) shall be in writing, hand delivered or sent by registered mail, telex or facsimile addressed to such other address as shall have been furnished by the receiving party pursuant to the provisions hereof and
(b) shall be deemed effective when received, or, in the case of a telex, when sent to the proper number and acknowledged by a proper answer back.

         23. SEVERAL OBLIGATIONS OF THE PORTFOLIOS. With respect to any obligations of Customer on behalf of each Portfolio and each of its related Accounts arising out of this Agreement, Custodian shall look for payment or satisfaction of any obligation solely to the assets and property of the Portfolio and such Accounts to which such obligation relates as though Customer had separately contracted with Custodian by separate written instrument with respect to each Portfolio and its related Accounts.

         24. SECURITY FOR PAYMENT. To secure payment of all obligations due hereunder, Customer hereby grants to Custodian a continuing security interest in and right of setoff against each Account and all Property held therein from time to time in the full amount of such obligations; PROVIDED THAT, if there is more than one Account and the obligations secured pursuant to this Section can be allocated to a specific Account or the Portfolio related to such Account, such security interest and right of setoff will be limited to Property held for that Account only and its related Portfolio. Should Customer fail to pay promptly any amounts owed hereunder, Custodian shall be entitled to use available Cash in the Account or applicable Account, as the case may be, and to dispose of Securities in the Account or such applicable Account as is necessary. In any such case and without limiting the foregoing, Custodian shall be entitled to take such other actions or exercise such other options, powers and rights as Custodian now or hereafter has as a secured creditor under the UCC or any other applicable law, including, without limitation, granting to any Subcustodian a security interest in such Accounts on terms similar to those set forth in this Section 24.

         25.      REPRESENTATIONS AND WARRANTIES.

         (a)      Customer hereby represents and warrants to Custodian that:

                  (i) the employment of Custodian and the allocation of fees, expenses and other charges to any Account as herein provided, is not prohibited by law or any governing documents or contracts to which it is subject;

                  (ii)     the  terms  of this  Agreement  do  not  violate  any
                           obligation  by  which  Customer  is   bound,  whether
                           arising by contract, operation of law or otherwise;

                  (iii) this Agreement has been duly authorized by appropriate action and when executed and delivered will be binding upon Customer and each Portfolio in accordance with its terms; and

                  (iv) it will deliver to Custodian a duly executed Secretary's Certificate in the form of Exhibit C hereto or such other evidence of such authorization as Custodian may reasonably require, whether by way of a certified resolution or otherwise.

         (b)      Custodian hereby represents and warrants to Customer that:

                  (i) the terms of this Agreement do not violate any obligation by which Custodian is bound, whether arising by contract, operation of law or otherwise;

                  (ii) this Agreement has been duly authorized by appropriate action and when executed and delivered will be binding upon Custodian in accordance with its terms;

                  (iii) it will deliver to Customer such evidence of such authorization as Customer may reasonably require, whether by way of a certified resolution or otherwise;

                  (iv) it is qualified as a custodian under Section 26(a) of the 1940 Act and that it will remain so qualified or upon ceasing to be so qualified shall promptly notify Customer in writing; and

                  (v) it is taking steps (a) believed by it in good faith to be reasonably designed to address the risk that critical computer systems and equipment containing the embedded microchips that it uses relating to its operations (the "Systems") may be unable to process properly and calculate date-related information and data from and after January 1, 2000 (the "Year 2000 Problem"), and (b) to obtain assurances deemed reasonable by Custodian that its material service providers, including each Subcustodian, Securities System, agent or other financial institution employed by Custodian to provide services to Customer under this Agreement, are taking reasonable steps to address the Year 2000 Problem. Custodian reasonably expects that the effects of the Year 2000 Problem should not result in a material adverse effect on the business, financial condition or ability to timely perform any of its material obligations under this Agreement (a "Material Adverse Effect"). In addition, Custodian agrees to notify

                           Customer promptly if it has reason to believe that a Material Adverse Effect is likely to result from a Year 2000 Problem with respect to Custodian or its material service providers.


         26. GOVERNING LAW AND SUCCESSORS AND ASSIGNS. This Agreement shall be governed by the law of the State of New York and shall not be assignable by either party, but shall bind the successors in interest of Customer and Custodian.

         27.      THIRD-PARTY BENEFICIARY.  Customer  hereby  acknowledges   and
agrees that with respect to the Accounts:

         (a) Custodian is authorized to appoint Bankers Trust as a master Subcustodian pursuant to the Master Subcustodian Agreement.

         (b) As an inducement to Bankers Trust to act as a master Subcustodian, Customer authorizes the Custodian to bind the Customer to those terms of the Master Subcustodian Agreement, including Section 23 thereof, which will obligate the Customer to pay obligations of each Portfolio for Property custodied pursuant to the Master Subcustodian Agreement.

         (c) Bankers Trust may rely, as fully as if it were a party hereto and named as "Custodian" herein, on the representations, warranties, covenants and indemnities of Customer set forth in Sections 8(d), 16, 17, 24 and 28 of this Agreement.

         28. REPRESENTATIVE CAPACITY AND BINDING OBLIGATION. A copy of the Declaration of Trust of Customer is on file with the Secretary of State of the State of Delaware (and a copy of the Trust Instrument of Customer is on file with Customer's secretary). Notice is hereby given that this Agreement is not executed on behalf of the Trustees of Customer as individuals, and the obligations of this Agreement are not binding upon any of the Trustees, officers or shareholders of Customer individually but are binding only upon the assets and property of the Portfolios.

         Custodian agrees that no shareholder, trustee or officer of Customer may be held personally liable or responsible for any obligations of Customer arising out of this Agreement.

         29. SUBMISSION TO JURISDICTION. Any suit, action or proceeding arising out of this Agreement may be instituted in any State or Federal court sitting in the City of New York, State of New York, United States of America, and Custodian and Customer each irrevocably submits to the non-exclusive jurisdiction of any such court in any such suit, action or proceeding and waives, to the fullest extent permitted by law, any objection which it may now or hereafter have to the laying of venue of any such suit, action or proceeding brought in such a court and any claim that such suit, action or proceeding was brought in an inconvenient forum.

         30. CONFIDENTIALITY. The parties hereto agree that each shall treat confidentially the terms and conditions of this Agreement and all information provided by each party to the other regarding its business and operations. All confidential information provided by a party hereto shall be used by any other party hereto solely for the purpose of rendering services pursuant to this Agreement and, except as may be required in carrying out this Agreement, shall not be disclosed to any third party without the prior consent of such providing party. The foregoing shall not be applicable to any information that is publicly available when provided or thereafter becomes publicly available other than through a breach of this Agreement, or that is required or requested to be disclosed by any bank or other regulatory examiner of Custodian, Customer, or any Subcustodian, any auditor of the parties hereto, by judicial or administrative process or otherwise by applicable law or regulation.

         31. SEVERABILITY. If any provision of this Agreement is determined to be invalid or unenforceable, such determination shall not affect the validity or enforceability of any other provision of this Agreement.

         32. ENTIRE AGREEMENT. This Agreement together with its Exhibits contains the entire agreement between the parties relating to the subject matter hereof and supersedes any oral statements and prior writings with respect thereto.

         33. HEADINGS. The headings of the sections hereof are included for convenience of reference only and do not form a part of this Agreement.

         34. COUNTERPARTS. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original. This Agreement shall become effective when one or more counterparts have been signed and delivered by each of the parties hereto.

         IN WITNESS WHEREOF, each of the parties has caused its duly authorized signatories to execute this Agreement as of the date first written above.

                                        FORUM TRUST, LLC


                                        By:  /S/ JOHN Y. KEFFER
                                             -----------------------------------
                                        Name: John Y. Keffer
                                        Title: President


                                        FORUM FUNDS


                                        By:  /S/ MARK D. KAPLAN
                                             -----------------------------------
                                        Name: Mark D. Kaplan
                                        Title: Vice President

                               CUSTODIAN AGREEMENT
                                    EXHIBIT A


                               LIST OF PORTFOLIOS
                               AS OF JUNE 5, 2001

Austin Global Equity Fund                       Mastrapasqua Growth Value Fund
BrownIA Growth Equity Fund                      New Hampshire TaxSaver Bond Fund
BrownIA Small-Cap Growth Fund                   Payson Balanced Fund
BrownIA Maryland Bond Fund                      Payson Value Fund
DF Dent Premier Growth Fund                     Polaris Global Value Fund
Investors Bond Fund                             Shaker Fund
Fountainhead Kaleidoscope Fund                  TaxSaver Bond Fund
Fountainhead Special Value Fund                 The Advocacy Fund
Maine TaxSaver Bond Fund                        Winslow Green Growth Fund

                               CUSTODIAN AGREEMENT
                                    EXHIBIT B
                                  FEE SCHEDULE

                                  MAY 13, 2002

This Exhibit B shall be amended upon delivery by Custodian of a new Exhibit B to Customer and acceptance thereof by Customer and shall be effective as of the date of acceptance by Customer or a date agreed upon between Custodian and Customer.

                           1. ACCOUNT MAINTENANCE FEES

                Domestic Custody Accounts       $3,600 per account per year
                Global Custody Accounts         $8,000 per account per year

     (1) $3,600/year: DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire Bond Fund, Shaker Fund, TaxSaver Bond Fund, The Advocacy Fund and Winslow Green Growth Fund.

                            2. DOMESTIC CUSTODY FEES

A.       SAFEKEEPING CHARGES(1)

               Assets                            Annual

            UNDER CUSTODY                        ASSET FEE
           $0 - $1 Billion                     1 Basis Point
           $1 - $2 Billion                   0.75 Basis Points
           $2 - $6 Billion                   0.50 Basis Points
            $6 Billion +                     0.25 Basis Points


     (1) 1 Basis Point: DF Dent Premier Growth Fund, Investors Bond Fund (effective June 1, 2002), Maine TaxSaver Bond Fund (effective June 1,
          2002), Mastrapasqua Growth Value Fund, New Hampshire Bond Fund (effective June 1, 2002), Shaker Fund, TaxSaver Bond Fund (effective June 1, 2002), The Advocacy Fund and Winslow Green Growth Fund.

     (2) 1 Basis Point for assets less than $1 billion, 0.75 Basis Point on next $1 million, 0.50 Basis Points thereafter: Fountainhead Special Value Fund

                             B. TRANSACTION CHARGES
                                                                 COST PER
         TRANSACTION TYPE                                      TRANSACTION
         ----------------                                      -----------
         DTC                                                       $12(2)
         Federal Book Entry                                        $10
         PTC                                                       $10
         Physicals                                                 $25
         Maturities (Depository)                                   $10
         Maturities (Physical)                                     $25
         P&I Payments (Book Entry)                                 $  3
         P&I Payments (Physical)                                   $10

                               CUSTODIAN AGREEMENT
                                    EXHIBIT B
                                  FEE SCHEDULE

                                  MAY 13, 2002

                         B. TRANSACTION CHARGES (CONT.)

                                                                    COST PER
         TRANSACTION TYPE                                         TRANSACTION
         ----------------                                         -----------
         Fed Wires (from Custody account)                             $ 8
         SHE (Shared Held Elsewhere Trades                            $25
         Forum Money Market Funds                                     $ 3

(3)      $10: Fountainhead Special Value Fund.

      3. GLOBAL CUSTODY FEES (SAFEKEEPING & TRANSACTION CHARGES BY MARKET)


                              ANNUAL                     RECEIVE AND DELIVER
                                                         TRANSACTIONS
COUNTRY                       ASSET FEE
Argentina                           40 Basis Points                 $100
Australia                           4 Basis Points                   $50
Austria                             7 Basis Points                   $75
Bangladesh                          45 Basis Points                 $150
Belgium                             5 Basis Points                   $60
Botswana                            55 Basis Points                 $150
Brazil                              35 Basis Points                  $70
Canada                              4 Basis Points                   $20
Cedel/Euroclear                     4 Basis Points                   $20
Chile                               35 Basis Points                  $80
China                               35 Basis Points                  $75
Colombia                            40 Basis Points                 $100
Czech Republic                      25 Basis Points                  $70
Denmark                             5 Basis Points                   $50
Ecuador                             50 Basis Points                 $100
Egypt                               50 Basis Points                  $80
Finland                             12 Basis Points                  $75
France                              7 Basis Points                   $50
Germany                             4 Basis Points                   $30
Ghana                               55 Basis Points                 $150
Greece                              40 Basis Points                 $120
Hong Kong                           7 Basis Points                   $30
Hungary                             50 Basis Points                 $150
India (Physical)                    65 Basis Points                 $200
India (Dematerialized)              30 Basis Points                 $140
Indonesia                           10 Basis Points                  $35

                              ANNUAL                     RECEIVE AND DELIVER
                                                         TRANSACTIONS
   COUNTRY                    ASSET FEE
   Ireland                          7 Basis Points                   $50
   Israel                           45 Basis Points                  $50
   Italy                            4 Basis Points                   $50
   Japan                            4 Basis Points                   $35
   Jordan                           35 Basis Points                 $100
   Kenya                            55 Basis Points                 $150
   Luxembourg                       5 Basis Points                   $60
   Malaysia                         9 Basis Points                   $50
   Mauritius                        55 Basis Points                 $140
   Mexico                           7 Basis Points                   $30
   Morocco                          35 Basis Points                 $130
   Netherlands                      5 Basis Points                   $45
   New Zealand                      5 Basis Points                   $50
   Norway                           7 Basis Points                   $50
   Pakistan                         35 Basis Points                 $150
   Peru                             55 Basis Points                 $100
   Philippines                      10 Basis Points                  $30
   Poland                           50 Basis Points                 $100
   Portugal                         5 Basis Points                   $75
   Russia                           55 Basis Points                 $300
   Singapore                        9 Basis Points                   $50
   Slovakia                         30 Basis Points                 $100
   South Africa                     7 Basis Points                   $30
   South Korea                      20 Basis Points                  $50
   Spain                            8 Basis Points                   $50
   Sri Lanka                        14 Basis Points                  $60
   Sweden                           5 Basis Points                   $50
   Switzerland                      4 Basis Points                   $60
   Taiwan                           20 Basis Points                 $100
   Thailand                         9 Basis Points                  $100
   Tunisia                          50 Basis Points                  $50
   Turkey                           20 Basis Points                  $50
   United Kingdom                   3 Basis Points                   $15
   United States                     1 Basis Point                   $15
   Venezuela                        40 Basis Points                 $100
   Zambia                           55 Basis Points                 $150
   Zimbabwe                         55 Basis Points                 $150

                                    4. NOTES

The standard global custody service includes: (i) asset safekeeping, (ii) trade settlement, (iii) income collection, (iv) corporate action processing (including proxy voting) and (v) tax reclaims (where applicable.)

Contractual settlement of trades and posting of income will not be offered in Russia due to the uncertainty of transaction settlement efficiencies in the market. Contractual posting of income is not offered in India, Bangladesh, Pakistan or Turkey due to local market practice.

Strictly domestic accounts (I.E., U.S. assets only) utilize actual settlement and are subject to the guidelines indicated in the Bankers Trust POLICIES AND STANDARDS manual.

All domestic receipts and tax reclaim refunds are credited to client accounts net of agent's collection fees (where applicable).

The above fee schedule includes the cost of time spent on the installation of the bank's proprietary software (Globeview, etc.), and one day of training on the system. The fee schedule does not include the cost of any hardware, or the daily communication charges, which will be incurred by using these systems. These costs are borne by Forum.

Foreign Exchange transactions conducted outside Bankers Trust will be charged $50 per wire transfer.

Out-of-pocket expenses are borne by Customer. Out-of-pocket expenses include, but are not limited to, stamp charges, duties, application and/or registration fees incurred outside of the United States, the cost of building and/or setting up an interface with your (1) investment managers, or (2) other vendors, as well as postage and legal fees. These charges are passed on at cost.

                               CUSTODIAN AGREEMENT
                                    EXHIBIT C

                         FORM OF SECRETARY'S CERTIFICATE


         I, [Name], hereby certify that I am the Secretary of Forum Funds, a business trust organized under the laws of the State of Delaware (the "Company"), and as such I am duly authorized to, and do hereby, certify that:

         1. ORGANIZATIONAL DOCUMENTS. The Company's organizational documents, and all amendments thereto, have been filed with the appropriate governmental officials of Delaware, the Company continues to be in existence and is in good standing, and no action has been taken to repeal such organizational documents, the same being in full force and effect on the date hereof.

         2. BYLAWS. The Company's Bylaws have been duly adopted and no action has been taken to repeal such Bylaws, the same being in full force and effect.

         3. RESOLUTIONS. Resolutions have been duly adopted on behalf of the Company, which resolutions (i) have not in any way been revoked or rescinded,
(ii) have been in full force and effect since their adoption, to and including the date hereof, and are now in full force and effect, and (iii) are the only corporate proceedings of the Company now in force relating to or affecting the matters referred to therein, including, without limitation, confirming that the Company is duly authorized to enter into a certain custody agreement with Forum Trust, LLC (the "Agreement"), and that certain designated officers, including those identified in paragraph 4 of this Certificate, are authorized to execute said Agreement on behalf of the Company, in conformity with the requirements of the Company's organizational documents, Bylaws, and other pertinent documents to which the Company may be bound.

         4. INCUMBENCY. The following named individuals are duly elected (or appointed), qualified, and acting officers of the Company holding those offices set forth opposite their respective names as of the date hereof, each having full authority, acting individually, to bind the Company, as a legal matter, with respect to all matters pertaining to the Agreement, and to execute and deliver said Agreement on behalf of the Company, and the signatures set forth opposite the respective names and titles of said officers are their true, authentic signatures:

         NAME                 TITLE                      SIGNATURE

         [Name]         [Position]
                                           -----------------------------------

         [Name]         [Position]
                                           -----------------------------------

         [Name]         [Position]
                                           -----------------------------------


         IN WITNESS WHEREOF, I have hereunto set my hand this ____ day of _______, 200__.

                                        Forum Funds

                                        By:
                                           -------------------------------------
                                        Name:
                                             -----------------------------------
                                        Title:   Secretary

         I, [Name of Confirming Officer], [Title] of the Company, hereby certify that on this ___ day of ________, 200__, [Name of Secretary] is the duly elected Secretary of the Company and that the signature above is his genuine signature.

                                        Forum Funds

                                        By:
                                           -------------------------------------
                                        Name:
                                             -----------------------------------
                                        Title:
                                              ----------------------------------

                               CUSTODIAN AGREEMENT
                                    EXHIBIT D

                  APPROVED SUBCUSTODIANS AND SECURITIES SYSTEMS

                              Bankers Trust Company

                                                                EXHIBIT 16(10(C)

                                     FORM OF

                                   FORUM FUNDS
                                DISTRIBUTION PLAN

                               September __, 2002


         This Distribution Plan (the "Plan") is adopted by Forum Funds (the "Trust") with respect to the Funds and classes thereof listed in Appendix A (individually a "Fund," collectively the "Funds") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act").

         SECTION 1.  DISTRIBUTOR

         The Trust has entered into a Distribution Agreement (the "Agreement") with Forum Fund Services, LLC ("Forum") whereby Forum acts as principal underwriter of the Funds.

         SECTION 2.  PAYMENTS

         (a) As compensation for Forum's distribution and service activities with respect to A Shares of each Fund, the Trust shall pay Forum a fee at an annual rate of 0.25% of the average daily net assets of the A Shares of each Fund. As compensation for Forum's distribution and service activities with respect to B Shares and C Shares of BrownIA Small-Cap Growth Fund, the Trust shall pay Forum a fee at an annual rate of 0.75% of the average daily net assets of each class. Payments include any compensation paid by the Trust to Forum under this Plan (the "Payments"). The Payments shall be accrued daily and paid monthly or at such other interval, as the Trust's Board of Trustees ("Board") shall determine.

         (b) On behalf of the Trust, as principal underwriter of each Fund, Forum may spend such amounts and incur such expenses as it deems appropriate or necessary on any activities primarily intended to result in the sale of the each Fund class specified in Appendix A (each a "Class") (distribution activities) or for the servicing and maintenance of shareholder accounts of each Class (service activities); provided, however that: (i) any agreement entered into pursuant to
Section 4 hereof shall apportion the payments made under the agreement between distribution and service activities and (ii) a Class shall not directly or indirectly pay any amounts, whether Payments or otherwise, that exceed any applicable limits imposed by law or the National Association of Securities Dealers, Inc. ("NASD").

         (c) For purposes of the Plan, service activities shall mean any activities covered by the definition of "service fee" contained in the NASD's Rules of Fair Practice, as amended from time to time, and distribution activities shall mean any activities in connection with Forum's performance of its obligations under the Plan or the Agreement that are not deemed service activities.

         SECTION 3.  DISTRIBUTION AND SERVICE ACTIVITIES

         Distribution and service activities include: (i) any sales, marketing and other activities primarily intended to result in the sale of shares of a Class and (ii) responding to a Class' shareholder inquiries regarding the corresponding Fund's investment objective, policies and other operational features. Expenses for such activities include compensation to employees, and expenses, including overhead and telephone and other communication expenses, of Forum and various financial institutions or other persons who engage in or support the distribution of shares of a Class, or who respond to a Class' shareholder inquiries regarding the corresponding Fund's operations; the incremental costs of printing (excluding typesetting) and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering or sale of a Class to any prospective investors; and the costs of preparing, printing and distributing sales literature and advertising materials used by Forum or others in connection with the offering of shares of a Class for sale to the public.

         SECTION 4.  MARKETING AND SERVICE AGREEMENTS

         Pursuant to agreements the form of which shall be approved by the Board ("Agreements"), Forum may pay any or all amounts of the Payments to other persons ("Service Providers") for any distribution or service activity. Each Agreement shall contain a representation by the Service Provider that any compensation payable to the Service Provider in connection with the investment in shares of a Class by its customers: (i) will be disclosed by the Service Provider to its customers; (ii) will be authorized by its customers; and (iii) will not result in an excessive fee to the Service Provider. Each Agreement shall provide that, in the event an issue pertaining to the Plan is submitted for shareholder approval, the Service Provider will vote any shares held for its own account in the same proportion as the vote of those shares held for the accounts of the Service Provider's customers.

         SECTION 5.  REVIEW AND RECORDS

         (a) Forum shall prepare and furnish to the Board, and the Board shall review at least quarterly, written reports setting forth all amounts expended under the Plan by the Trust and Forum and identifying the activities for which the expenditures were made.

         (b) The Trust shall preserve copies of the Plan, each agreement related to the Plan and each report prepared and furnished pursuant to this Section in accordance with Rule 12b-1 under the Act.

         SECTION 6.  EFFECTIVENESS; DURATION; AND TERMINATION

         With respect to a Class:

         (a) The Plan shall become effective with respect to the Class upon approval by: (i) a vote of at least a majority of the outstanding voting securities of that Class and (ii) the Board, including a majority of the trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Qualified Trustees"), pursuant to a vote cast in person at a meeting called for the purpose of voting on approval of the Plan.

         (b) The Plan shall remain in effect with respect to a Class for a period of one year from the date of its effectiveness for that class, unless earlier terminated in accordance with this Section, and thereafter shall continue in effect for successive twelve-month periods, provided that such continuance is specifically approved at least annually by the Board and a majority of the Qualified Trustees pursuant to a vote cast in person at a meeting called for the purpose of voting on continuance of the Plan.

         (c) The Plan may be terminated with respect to a Class without penalty at any time by a vote of: (i) a majority of the Qualified Trustees or (ii) a vote of a majority of the outstanding voting securities of that Class.

         SECTION 7.  AMENDMENT

         The Plan may be amended at any time by the Board, provided that: (i) any material amendments to the Plan shall be effective only upon approval of the Board and a majority of the Qualified Trustees pursuant to a vote cast in person at a meeting called for the purpose of voting on the amendment to the Plan and
(ii) any amendment which increases materially the amount which may be spent by the Trust pursuant to the Plan with respect to any Class shall be effective only upon the additional approval a majority of the outstanding voting securities of that Class.

         SECTION 8.  NOMINATION OF DISINTERESTED TRUSTEES

         While the Plan is in effect, the trustees of the Trust who are not interested persons of the Trust shall select and nominate any such disinterested trustee.

         SECTION 9.  LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

         The Trustees of the Trust and the shareholders of each Fund shall not be liable for any obligations of the Trust or of the Fund under the Plan, and the Distributor agrees that, in asserting any rights or claims under this Plan, it shall look only to the assets and property of the Trust or the Fund to which the Distributor's rights or claims relate in settlement of such rights or claims, and not to the Trustees of the Trust or the shareholders of the Fund.

         SECTION 10.  MISCELLANEOUS

         (a) The terms "majority of the outstanding voting securities "and" interested person" shall have the meanings ascribed thereto in the Act.

         (b) If any provision of the Plan shall be held invalid by a court decision, statute, rule or otherwise, the remainder of the Plan shall not be affected thereby.

                                     FORM OF

                                   FORUM FUNDS
                                DISTRIBUTION PLAN

                                   APPENDIX A



                BrownIA Short-Intermediate Income Fund - A Shares
                    BrownIA Small-Cap Growth Fund - A Shares
                    BrownIA Small-Cap Growth Fund - B Shares
                    BrownIA Small-Cap Growth Fund - C Shares

                                   FORUM FUNDS
                          MULTICLASS (RULE 18F-3) PLAN

                                 April 26, 2001
                             As Amended May 13, 2002


         This Plan is adopted by Forum Funds (the "Trust") pursuant to Rule 18f-3 under the Investment Company Act of 1940 (the "Act") in order to document the separate arrangements and expense allocations of each class of shares of beneficial interest (each a "Class", collectively the "Classes") of each of the series of the Trust identified in Appendix A (the "Fund") and the related exchange privileges.

         SECTION 1.  CLASS DESIGNATIONS

         The types of Classes of the Fund are: "Intermediary Shares," "A Shares," "B Shares," and "C Shares." Each Class has a different arrangement for shareholder services or distribution or both, as follows:

         (a) INTERMEDIARY SHARES. Are offered with no sales charges or distribution expenses and are not subject to a shareholder service plan. The investment minimum is $3,000 (subject to certain reductions for investment through an Individual Retirement Account or a systematic investment plan as described in the applicable prospectus).

         (b) A SHARES. Are offered with a sales charges and are subject to a distribution plan adopted in accordance with Rule 12b-1 under the Act and a shareholder service plan. The investment minimum is $3,000 (subject to certain reductions for investment through an Individual Retirement Account or a systematic investment plan as described in the applicable prospectus).

         (c) B SHARES. Are offered with no initial sales charge and are subject to a distribution plan adopted in accordance with Rule 12b-1 under the Act and a shareholder service plan. The investment minimum is $3,000 (subject to certain reductions for investment through an Individual Retirement Account or a systematic investment plan as described in the applicable prospectus).
Redemptions are subject to a 5.75% deferred sales charge if made within the first year of purchase, declining to 0% if liquidated in excess of 6 years of purchase. B Shares will automatically convert to A Shares 8 years from the end of the calendar month in which the B Shares were issued. For purposes of conversion, the Fund will consider B Shares purchased through the reinvestment of distributions to be held in a separate sub-account. Each time any B Shares in an investor account (other than those in the sub-account) convert, a corresponding pro rata portion of the shares in the sub-account will also convert. The Fund may suspend the conversion feature at any time.

         (d) C SHARES. Are offered with no initial sales charge and are subject to a distribution plan adopted in accordance with Rule 12b-1 under the Act and a shareholder service plan. The investment minimum is $3,000 (subject to certain reductions for investment through an Individual Retirement Account or a systematic investment plan as described in the applicable prospectus).
Redemptions are subject to a 1.00% deferred sales charge if made within the first year of purchase.

         SECTION 2.  VOTING

         Each Class shall have exclusive voting rights on any matter submitted to a shareholder vote that relates solely to the Class' arrangement for shareholder services or distribution and each Class shall have separate voting rights with respect to any matter submitted to a shareholder vote in which the interests of one Class differ from the interests of another Class.

         SECTION 3.  CLASS EXPENSE ALLOCATIONS

         (a) DISTRIBUTION EXPENSES. All expenses incurred under a Class's distribution plan adopted in accordance with Rule 12b-1 under the Act shall be allocated to that Class.

         (b) SHAREHOLDER SERVICE EXPENSES. All expenses incurred under a Class's shareholder service plan shall be allocated to that Class.

         (c) OTHER CLASS EXPENSES. The following expenses, which are incurred by Classes in different amounts or reflect differences in the amount or kind of services that different Classes receive (collectively with expenses under Sections 3(a) and 3(b), "Class Expenses"), shall be allocated to the Class that incurred the expenses to the extent practicable:

        (i)     Administration and transfer agent fees and expenses;
        (ii)    Litigation, legal and audit fees;
        (iii)   State and foreign securities registration or other filing fees;
        (iv)    Shareholder report expenses;
        (v)     Trustee fees and expenses;
        (vi)    Preparation, printing  and related fees  and expenses  for proxy
                statements   and,   with   respect   to  current   shareholders,
                prospectuses and statements of additional information;
        (vii)   Expenses incurred in connection with shareholder meetings; and
        (viii)  Subject  to  approval  by the  Trustees,  such  other  fees  and
                expenses  as  Forum  Administrative  Services,  LLC   ("Forum"),
                pursuant to Rule 18f-3, deems to be allocable to specified Classes.

         (d) CLASS EXPENSE ALLOCATIONS. Class Expenses are to be borne solely by the Class to which they relate. Item (i) of Section 3(c) in its entirety is incurred by the Fund on a Class by Class basis and, accordingly, is wholly allocated to specific Classes. All fees of a Fund's investment adviser and custodian and all portfolio based fees of the Fund's fund accountant are incurred by the Fund and not the individual Classes of the Fund. All other items in Section 3(c) are allocated to a specific Class to the extent they are attributable to the Classes in different amounts.

         SECTION 4.  OTHER ALLOCATIONS AND WAIVERS/REIMBURSEMENTS

         (a) EXPENSES APPLICABLE TO MORE THAN ONE FUND. Expenses (other than Class Expenses) incurred by the Trust on behalf of the Fund shall be allocated to the Fund and expenses (other than Class Expenses) incurred by the Trust on behalf of more than one Trust series shall be allocated among the Trust series that incurred the expenses based on the net asset values of the series in relation to the net asset value of all series to which the expense relates.

         (b) SETTLED SHARES METHOD Income, realized and unrealized capital gains and losses and expenses other than Class Expenses related to the Fund shall be allocated to each Class of the Fund based on the net asset value of the Class (excluding the value of subscriptions receivable) in relation to the net asset value of the Fund.

         (c) WAIVERS AND REIMBURSEMENTS. Nothing in this Plan shall be construed as limiting the ability of any person to waive any fee paid by the Fund or Class to that person or to reimburse any or all expenses of the Fund or Class; provided, however, that no waiver or reimbursement shall be made such that the waiver or reimbursement is, in effect, a DE FACTO modification of the fees provided for in the Fund's advisory or custody agreements.

         SECTION 5.  EXCHANGE PRIVILEGES

         Shareholders of a Class may exchange their shares for shares of the same Class of any other Fund listed in Appendix A in accordance with Section 11(a) of the Act, the rules thereunder and the requirements of the applicable prospectuses without charge.

         SECTION 6.  AMENDMENTS AND BOARD REVIEW

         (a) NON-MATERIAL AMENDMENTS. Non-material amendments to this Plan may be made at any time by the Trustees of the Trust after consultation with the applicable Fund's investment adviser.

         (b) MATERIAL AMENDMENTS. Material amendments to this Plan may only be made by a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust as defined by the Act, upon a finding that the amendment is in the best interests of the Classes affected by the amendment and of the Fund and the Trust. Prior to any material amendment to this Plan, the Board of Trustees (the "Board") shall request such information as may be reasonably necessary to evaluate the Plan as proposed to be amended.

         (c) BOARD REVIEW. The Board, including a majority of those Trustees who are not interested persons of the Trust as defined in the Act, shall review periodically (i) this Plan for its continuing appropriateness and (ii) any fee waivers and expense reimbursements to determine that the Funds are in compliance with Section 4(c).

                                   FORUM FUNDS
                          MULTICLASS (RULE 18F-3) PLAN
                                   APPENDIX A:

                          FUNDS AND EXCHANGE PRIVILEGES
                               As of May 13, 2001

------------------------------------- --------------------------------------- ----------------------------------------
Class                                                  Fund                           Exchange Privileges(a)
------------------------------------- --------------------------------------- ----------------------------------------
Intermediary Shares                   o        Shaker Fund                    o    Investor Shares of any Money
                                                                                   Fund of the Trust
------------------------------------- --------------------------------------- ----------------------------------------
A Shares                              o        Shaker Fund                    o    Investor Shares of any Money
                                                                                   Fund of the Trust except Daily
                                                                                   Assets Treasury Obligations Fund
------------------------------------- --------------------------------------- ----------------------------------------
B Shares                              o        Shaker Fund                    o    Investor Shares of any Money
                                                                                   Fund of the Trust except Daily
                                                                                   Assets Treasury Obligations Fund
------------------------------------- --------------------------------------- ----------------------------------------
C Shares                              o        Shaker Fund                    o    Investor Shares of any Money
                                                                                   Fund of the Trust except Daily
                                                                                   Assets Treasury Obligations Fund
------------------------------------- --------------------------------------- ----------------------------------------

(a) Money Funds are: (i) Daily Assets Treasury Obligations Fund, (ii) Daily Assets Government Fund, (iii) Daily Assets Government Obligations Fund, and (iv) Daily Assets Cash Fund.

                                                               EXHIBIT 16(10)(E)

                                     FORM OF
                                   FORUM FUNDS
                          MULTICLASS (RULE 18F-3) PLAN

                                 August __, 2002

         This Plan is adopted by Forum Funds (the "Trust") pursuant to Rule 18f-3 under the Investment Company Act of 1940 (the "Act") in order to document the separate arrangements and expense allocations of each class of shares of beneficial interest (each a "Class", collectively the "Classes") of each of the series of the Trust identified in Appendix A (the "Fund") and the related exchange privileges.

         SECTION 1.  CLASS DESIGNATIONS

         (A) The types of Classes of the BrownIA Short-Intermediate Income Fund are: "Institutional Shares" and "A Shares." Each Class has a different arrangement for shareholder services or distribution or both, as follows:

         (1) INSTITUTIONAL  SHARES.  Are  offered  with   no  sales  charges  or
distribution expenses and are not subject to a shareholder service plan. The investment minimum is $50,000.

         (2) A SHARES. Are offered with a sales charges and are subject to a distribution plan adopted in accordance with Rule 12b-1 under the Act and a shareholder service plan. The investment minimum is $2,000 (subject to certain reductions for investment through an Individual Retirement Account, a qualified retirement plan or a systematic investment plan as described in the applicable prospectus).

         (B) The types of  Classes of the  BrownIA  Small-Cap  Growth  Fund are:
"Institutional Shares," "A Shares," "B Shares" and C Shares. Each Class has a different arrangement for shareholder services or distribution or both, as follows:

         (a) INSTITUTIONAL SHARES. Are offered with no sales charges or distribution expenses but are subject to a shareholder service plan. The investment minimum is $5,000.

         (b) A SHARES. Are offered with a sales charges and are subject to a distribution plan adopted in accordance with Rule 12b-1 under the Act and a shareholder service plan. The investment minimum is $2,000 (subject to certain reductions for investment through an Individual Retirement Account, a qualified retirement plan or a systematic investment plan as described in the applicable prospectus).

         (c) B SHARES. Are offered with no initial sales charge and are subject to a distribution plan adopted in accordance with Rule 12b-1 under the Act and a shareholder service plan. The investment minimum is $2,000 (subject to certain reductions for investment through an Individual Retirement Account, a qualified retirement plan or a systematic investment plan) as described in the applicable prospectus). Redemptions are subject to a maximum 5.00% deferred sales charge if made within the first year of purchase, declining to 0% if liquidated within 7 years of purchase (or of B Shares of Emerging Growth Fund, Inc.). B Shares will automatically convert to A Shares 7 years from the end of the calendar month in which the B Shares were issued (or from the date that B Shares of Emerging Growth Fund, Inc. were first purchased). For purposes of conversion, the Fund will consider B Shares purchased through the reinvestment of distributions to be held in a separate sub-account. Each time any B Shares in an investor account (other than those in the sub-account) convert, a corresponding pro rata portion of the shares in the sub-account will also convert. The Fund may suspend the conversion feature at any time.

         (d) C SHARES. Are offered with no initial sales charge and are subject to a distribution plan adopted in accordance with Rule 12b-1 under the Act and a shareholder service plan. The investment minimum is $2,000 (subject to certain reductions for investment through an Individual Retirement Account, a qualified retirement plan or a systematic investment plan as described in the applicable prospectus). Redemptions are subject to a 1.00% deferred sales charge if made within the first year of purchase.

         SECTION 2.  VOTING

         Each Class shall have exclusive voting rights on any matter submitted to a shareholder vote that relates solely to the Class' arrangement for shareholder services or distribution and each Class shall have separate voting rights with respect to any matter submitted to a shareholder vote in which the interests of one Class differ from the interests of another Class.

         SECTION 3.  CLASS EXPENSE ALLOCATIONS

         (a) DISTRIBUTION EXPENSES. All expenses incurred under a Class's distribution plan adopted in accordance with Rule 12b-1 under the Act shall be allocated to that Class.

         (b) SHAREHOLDER SERVICE EXPENSES. All expenses incurred under a Class's shareholder service plan shall be allocated to that Class.

         (c) OTHER CLASS EXPENSES. The following expenses, which are incurred by Classes in different amounts or reflect differences in the amount or kind of services that different Classes receive (collectively with expenses under Sections 3(a) and 3(b), "Class Expenses"), shall be allocated to the Class that incurred the expenses to the extent practicable:

        (i)     Administration and transfer agent fees and expenses;

        (ii)    Litigation, legal and audit fees;

        (iii)   State and foreign securities registration or other filing fees;

        (iv)    Shareholder report expenses;

        (v)     Trustee fees and expenses;

        (vi)    Preparation, printing and  related fees and  expenses for  proxy
                statements   and,   with  respect   to   current   shareholders,
                prospectuses and statements of additional information;

        (vii)   Expenses incurred in connection with shareholder meetings; and

        (viii) Subject to approval by the Trustees, such other fees and expenses as Forum Administrative Services, LLC ("Forum"), pursuant to Rule 18f-3, deems to be allocable to specified Classes.

         (d) CLASS EXPENSE ALLOCATIONS. Class Expenses are to be borne solely by the Class to which they relate. Item (i) of Section 3(c) in its entirety is incurred by the Fund on a Class by Class basis and, accordingly, is wholly allocated to specific Classes. All fees of a Fund's investment adviser and custodian and all portfolio based fees of the Fund's fund accountant are incurred by the Fund and not the individual Classes of the Fund. All other items in Section 3(c) are allocated to a specific Class to the extent they are attributable to the Classes in different amounts.

         SECTION 4.  OTHER ALLOCATIONS AND WAIVERS/REIMBURSEMENTS

         (a) EXPENSES APPLICABLE TO MORE THAN ONE FUND. Expenses (other than Class Expenses) incurred by the Trust on behalf of the Fund shall be allocated to the Fund and expenses (other than Class Expenses) incurred by the Trust on behalf of more than one Trust series shall be allocated among the Trust series that incurred the expenses based on the net asset values of the series in relation to the net asset value of all series to which the expense relates.

         (b) SETTLED SHARES METHOD Income, realized and unrealized capital gains and losses and expenses other than Class Expenses related to the Fund shall be allocated to each Class of the Fund based on the net asset value of the Class (excluding the value of subscriptions receivable) in relation to the net asset value of the Fund.

         (c) WAIVERS AND REIMBURSEMENTS. Nothing in this Plan shall be construed as limiting the ability of any person to waive any fee paid by the Fund or Class to that person or to reimburse any or all expenses of the Fund or Class; provided, however, that no waiver or reimbursement shall be made such that the waiver or reimbursement is, in effect, a DE FACTO modification of the fees provided for in the Fund's advisory or custody agreements.

         SECTION 5.  EXCHANGE PRIVILEGES

         Shareholders of a Class may exchange their shares for shares of the same Class of any other Fund listed in Appendix A in accordance with Section 11(a) of the Act, the rules thereunder and the requirements of the applicable prospectuses without charge.

         SECTION 6.  AMENDMENTS AND BOARD REVIEW

         (a) NON-MATERIAL AMENDMENTS. Non-material amendments to this Plan may be made at any time by the Trustees of the Trust after consultation with the applicable Fund's investment adviser.

         (b) MATERIAL AMENDMENTS. Material amendments to this Plan may only be made by a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust as defined by the Act, upon a finding that the amendment is in the best interests of the Classes affected by the amendment and of the Fund and the Trust. Prior to any material amendment to this Plan, the Board of Trustees (the "Board") shall request such information as may be reasonably necessary to evaluate the Plan as proposed to be amended.

         (c) BOARD REVIEW. The Board, including a majority of those Trustees who are not interested persons of the Trust as defined in the Act, shall review periodically (i) this Plan for its continuing appropriateness and
(ii) any fee waivers and expense reimbursements to determine that the Funds are in compliance with Section 4(c).

                                   FORUM FUNDS
                          MULTICLASS (RULE 18F-3) PLAN
                                   APPENDIX A:

                          FUNDS AND EXCHANGE PRIVILEGES
                              As of August __, 2002

----------------------- ----------------------------- ----------------------------------------------------------------
Class                               Fund                                  Exchange Privileges(a)
----------------------- ----------------------------- ----------------------------------------------------------------
Institutional Shares    BrownIA Short-Intermediate    - Institutional Shares - BrownIA Small-Cap Growth Fund
                        Income Fund
                                                      - BrownIA Maryland Bond Fund
                                                      - BrownIA Growth Equity Fund
                                                      - Institutional Shares of any Money Fund

                        BrownIA Small-Cap Growth      - Institutional Shares - BrownIA Small-Cap Growth Fund
                        Fund                          - BrownIA Maryland Bond Fund
                                                      - BrownIA Growth Equity Fund
                                                      - Institutional Shares of any Money Fund
----------------------- ----------------------------- ----------------------------------------------------------------
A Shares                BrownIA Short-Intermediate    - A Shares - BrownIA Small-Cap Growth Fund
                        Income Fund
                                                      - BrownIA Maryland Bond Fund
                                                      - BrownIA Growth Equity Fund
                        BrownIA Small-Cap Growth      - Investor Shares of any Money Fund
                        Fund
                                                      - A Shares - BrownIA Small-Cap Growth Fund
                                                      - BrownIA Maryland Bond Fund
                                                      - BrownIA Growth Equity Fund
                                                      - Institutional Shares of any Money Fund

                                                      - Investor Shares of any Money Fund
----------------------- ----------------------------- ----------------------------------------------------------------
B Shares                BrownIA Small-Cap Growth      - A Shares - BrownIA Small-Cap Growth Fund
                        Fund                          - BrownIA Maryland Bond Fund
                                                      - BrownIA growth Equity Fund
                                                      - Institutional Shares of any Money Fund

                                                      - Investor Shares of any Money Fund
----------------------- ----------------------------- ----------------------------------------------------------------
C Shares                BrownIA Small-Cap Growth      - A Shares - BrownIA Small-Cap Growth Fund
                        Fund                          - BrownIA Maryland Bond Fund
                                                      - BrownIA Growth Equity Fund
                                                      - Investor Shares of any Money Fund
----------------------- ----------------------------- ----------------------------------------------------------------

(a) Money Funds are: (i) Daily Assets Treasury Obligations Fund, (ii) Daily Assets Government Fund, (iii) Daily Assets Government Obligations Fund, and (iv) Daily Assets Cash Fund.

                                                               EXHIBIT 16(13)(A)


                                   FORUM FUNDS
                            ADMINISTRATION AGREEMENT


         AGREEMENT made as of the 19th day of June, 1997, as amended and restated the 13th day of May, 2002, by and between Forum Funds, a Delaware business trust, with its principal office and place of business at Two Portland Square, Portland, Maine 04101 (the "Trust"), and Forum Administrative Services, LLC, a Delaware limited liability company with its principal office and place of business at Two Portland Square, Portland, Maine 04101 ("Forum").

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and may issue its shares of beneficial interest, no par value (the "Shares"), in separate series and classes; and

         WHEREAS, the Trust offers shares in various series as listed in Appendix A hereto (each such series, together with all other series subsequently established by the Trust and made subject to this Agreement in accordance with
Section 6, being herein referred to as a "Fund," and collectively as the "Funds") and the Trust may in the future offer shares of various classes of each Fund as listed in Appendix A hereto (each such class together with all other classes subsequently established by the Trust in a Fund being herein referred to as a "Class," and collectively as the "Classes");

         WHEREAS, the Trust desires that Forum perform certain administrative services for each Fund and Class thereof and Forum is willing to provide those services on the terms and conditions set forth in this Agreement;

         NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the Trust and Forum hereby agree as follows:

         SECTION 1.  APPOINTMENT; DELIVERY OF DOCUMENTS

         (a) The Trust hereby appoints Forum, and Forum hereby agrees, to act as administrator of the Trust for the period and on the terms set forth in this Agreement.

         (b) In connection therewith, the Trust has delivered to Forum copies of
(i) the Trust's Trust Instrument and Bylaws (collectively, as amended from time to time, "Organic Documents"), (ii) the Trust's Registration Statement and all amendments thereto filed with the U.S. Securities and Exchange Commission ("SEC") pursuant to the Securities Act of 1933, as amended (the "Securities Act"), or the 1940 Act (the "Registration Statement"), (iii) the Trust's current Prospectus and Statement of Additional Information of each Fund (collectively, as currently in effect and as amended or supplemented, the "Prospectus"), (iv) each current plan of distribution or similar document adopted by the Trust under Rule 12b-1 under the 1940 Act ("Plan") and each current shareholder service plan or similar document adopted by the Trust ("Service Plan"), and (iv) all procedures adopted by the Trust with respect to the Funds (i.e., repurchase agreement procedures), and shall promptly furnish Forum with all amendments of or supplements to the foregoing. The Trust shall deliver to Forum a certified copy of the resolution of the Board of Trustees of the Trust (the "Board") appointing Forum and authorizing the execution and delivery of this Agreement.

         SECTION 2.  DUTIES OF FORUM AND THE TRUST

         (a) Subject to the direction and control of the Board, Forum shall manage all aspects of the Trust's operations with respect to the Funds except those that are the responsibility of Forum Advisors, Inc., any other investment adviser or investment subadviser to a Fund or the Funds (collectively, the "Adviser") or any other service provider hired by the Trust, all in such manner and to such extent as may be authorized by the Board.

         (b) With respect to the Trust or each Fund, as applicable, Forum shall:

          (i) at the Trust's expense, provide the Trust with, or arrange for the provision of, the services of persons competent to perform such legal, administrative and clerical functions not otherwise described in this
          Section 2(b) as are necessary to provide effective operation of the Trust;

          (ii) oversee (A) the preparation and maintenance by the Adviser and the Trust's custodian, transfer agent, dividend disbursing agent and fund accountant in such form, for such periods and in such locations as may be required by applicable United States law, of all documents and records relating to the operation of the Trust required to be prepared or maintained by the Trust or its agents pursuant to applicable law; (B) the reconciliation of account information and balances among the Adviser and the Trust's custodian, transfer agent, dividend disbursing agent and fund accountant; (C) the transmission of purchase and redemption orders for Shares; (D) the notification to the Adviser of available funds for investment; and (E) the performance of fund accounting, including the calculation of the net asset value of the Shares;

          (iii) oversee the performance of administrative and professional services rendered to the Trust by others, including its custodian, transfer agent and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for the Funds;

          (iv) file or oversee the filing of each document required to be filed by the Trust in either written or, if required, electronic format (e.g., electronic data gathering analysis and retrieval system or "EDGAR") with the SEC;

          (v) assist in and oversee the preparation, filing and printing and the periodic updating of the Registration Statement and Prospectuses;

          (vi) oversee the preparation and filing of the Trust's tax returns;

          (vii) oversee the preparation of financial statements and related reports to the Trust's shareholders, the SEC and state and other securities administrators;

          (xiii) assist in and oversee the preparation and printing of proxy and information statements and any other communications to shareholders;

          (ix) provide the Trust with adequate general office space and facilities and provide persons suitable to the Board to serve as officers of the Trust;

          (x) assist the Advisers in monitoring Fund holdings for compliance with Prospectus investment restrictions and assist in preparation of periodic compliance reports;

          (xi) prepare, file and maintain the Trust's Organic Documents and minutes of meetings of Trustees, Board committees and shareholders;

          (xii) with the cooperation of the Trust's counsel, Advisers, the officers of the Trust and other relevant parties, prepare and disseminate materials for meetings of the Board;

          (xiii)  maintain  the  Trust's   existence  and  good  standing  under
          applicable state law;

          (xiv) monitor sales of Shares, ensure that the Shares are properly and duly registered with the SEC and register, or prepare applicable filings with respect to, the Shares with the various state and other securities commissions;

          (xv) oversee the calculation of performance data for dissemination to information services covering the investment company industry, for sales literature of the Trust and other appropriate purposes;

          (xvi) oversee the determination of the amount of and supervise the declaration of dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of each Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and prepare and distribute to appropriate parties notices announcing the declaration of dividends and other distributions to shareholders;

          (xvii) advise the Trust and the Board on matters concerning the Trust and its affairs;

          (xviii) calculate, review and account for Fund expenses and report on Fund expenses on a periodic basis;

          (xix) authorize the payment of Trust expenses and pay, from Trust assets, all bills of the Trust;

          (xx) prepare Fund budgets, pro-forma financial statements, expense and
          profit/loss   projections   and   fee   waiver/expense   reimbursement
          projections on a periodic basis;

          (xxi) prepare financial statement expense information;

          (xxii) assist the Trust in the selection of other service providers, such as independent accountants, law firms and proxy solicitors; and

          (xxii) perform such other recordkeeping, reporting and other tasks as may be specified from time to time in the procedures adopted by the Board; provided, that Forum need not begin performing any such task except upon 65 days' notice and pursuant to mutually acceptable compensation agreements.

         (c) Forum shall provide such other services and assistance relating to the affairs of the Trust as the Trust or an Adviser may, from time to time, reasonably request pursuant to mutually acceptable compensation agreements.

         (d) Forum shall maintain records relating to its services, such as journals, ledger accounts and other records, as are required to be maintained under the 1940 Act and Rule 31a-1 thereunder. The books and records pertaining to the Trust that are in possession of Forum shall be the property of the Trust. The Trust, or the Trust's authorized representatives, shall have access to such books and records at all times during Forum's normal business hours. Upon the reasonable request of the Trust, copies of any such books and records shall be provided promptly by Forum to the Trust or the Trust's authorized representatives. In the event the Trust designates a successor that assumes any of Forum's obligations hereunder, Forum shall, at the expense and direction of the Trust, transfer to such successor all relevant books, records and other data established or maintained by Forum under this Agreement.

         (e) Nothing contained herein shall be construed to require Forum to perform any service that could cause Forum to be deemed an investment adviser for purposes of the 1940 Act or the Investment Advisers Act of 1940, as amended, or that could cause a Fund to act in contravention of the Fund's Prospectus or any provision of the 1940 Act. Except as otherwise specifically provided herein, the Trust assumes all responsibility for ensuring that the Trust complies with all applicable requirements of the Securities Act, the 1940 Act and any laws, rules and regulations of governmental authorities with jurisdiction over the Trust. All references to any law in this Agreement shall be deemed to include reference to the applicable rules and regulations promulgated under authority of the law and all official interpretations of such law or rules or regulations.

         (f) In order for Forum to perform the services required by this Section 2, the Trust (i) shall cause all service providers to the Trust to furnish any and all information to Forum, and assist Forum as may be required and (ii) shall ensure that Forum has access to all records and documents maintained by the Trust or any service provider to the Trust.

         SECTION 3.  STANDARD OF CARE AND RELIANCE

         (a) Forum shall be under no duty to take any action except as specifically set forth herein or as may be specifically agreed to by Forum in writing. Forum shall use its best judgment and efforts in rendering the services described in this Agreement. Forum shall not be liable to the Trust or any of the Trust's shareholders for any action or inaction of Forum relating to any event whatsoever in the absence of bad faith, willful misfeasance or gross negligence in the performance of Forum's duties or obligations under this Agreement or by reason of Forum's reckless disregard of its duties and obligations under this Agreement.

         (b) The Trust agrees to indemnify and hold harmless Forum, its employees, agents, directors, officers and managers and any person who controls Forum within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended, ("Forum Indemnitees") against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of or in any way related to Forum's actions taken or failures to act with respect to a Fund that are consistent with the standard of care set forth in Section 3(a) or based, if applicable, on good faith reliance upon an item described in Section 3(d)(a "Claim"). The Trust shall not be required to indemnify any Forum Indemnitee if, prior to confessing any Claim against the Forum Indemnitee, Forum or the Forum Indemnitee does not give the Trust written notice of and reasonable opportunity to defend against the claim in its own name or in the name of the Forum Indemnitee.

         (c)  Forum  agrees  to  indemnify  and hold  harmless  the  Trust,  its employees, agents, trustees and officers against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of Forum's actions taken or failures to act with respect to a Fund that are not consistent with the standard of care set forth in Section 3(a). Forum shall not be required to indemnify the Trust if, prior to confessing any Claim against the Trust, the Trust does not give Forum written notice of and reasonable opportunity to defend against the claim in its own name or in the name of the Trust.

         (d) A Forum Indemnitee shall not be liable for any action taken or failure to act in good faith reliance upon:

         (i) the advice of the Trust or of counsel, who may be counsel to the Trust or counsel to Forum, and upon statements of accountants, brokers and other persons reasonably believed in good faith by Forum to be expert in the matters upon which they are consulted;

         (ii) any oral instruction which it receives and which it reasonably believes in good faith was transmitted by the person or persons authorized by the Board to give such oral instruction. Forum shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction;

         (iii) any written instruction or certified copy of any resolution of the Board, and Forum may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by Forum to have been validly executed; or

         (iv) any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other document reasonably believed in good faith by Forum to be genuine and to have been signed or presented by the Trust or other proper party or parties;

and no Forum Indemnitee shall be under any duty or obligation to inquire into the validity or invalidity or authority or lack thereof of any statement, oral or written instruction, resolution, signature, request, letter of transmittal, certificate, opinion of counsel, instrument, report, notice, consent, order, or any other document or instrument which Forum reasonably believes in good faith to be genuine.

         (e) Forum shall not be liable for the errors of other service providers to the Trust, including the errors of pricing services (other than to pursue all reasonable claims against the pricing service based on the pricing services' standard contracts entered into by Forum) and errors in information provided by an investment adviser (including prices and pricing formulas and the untimely transmission of trade information), custodian or transfer agent to the Trust.

         SECTION 4.  COMPENSATION AND EXPENSES

         (a) In consideration of the administrative services provided by Forum pursuant to this Agreement, the Trust shall pay Forum, with respect to each Portfolio, the fees set forth in Appendix B hereto. These fees shall be accrued by the Trust daily and shall be payable monthly in arrears on the first day of each calendar month for services performed under this Agreement during the prior calendar month. Any of the legal services identified in Appendix C hereto may be provided to the Trust by personnel of the Legal Department of Forum, subject to satisfaction of the conditions contained in Section 7(c) to the consents and waivers by the Trust and Forum of any general conflict of interest existing as a result of the provision of those services. Forum shall not charge the Trust for providing the legal services identified in Appendix B, except for those matters designated as Special Legal Services, as to which Forum may charge, and, subject to review and approval by the Chairman of the Audit Committee or Trust Counsel, the Trust shall pay, an additional amount as reimbursement of the cost to Forum of providing the Special Legal Services. Reimbursement shall be payable monthly in arrears on the first day of each calendar month for services performed under this Agreement during the prior calendar month. Nothing in this Agreement shall require Forum to provide any of the services listed in Appendix C, and each of those services may be performed by an outside vendor if appropriate in the judgment of Forum or the Trust.

         If fees begin to accrue in the middle of a month or if this Agreement terminates before the end of any month, all fees for the period from that date to the end of that month or from the beginning of that month to the date of termination, as the case may be, shall be prorated according to the proportion that the period bears to the full month in which the effectiveness or termination occurs. Upon the termination of this Agreement with respect to a Fund, the Trust shall pay to Forum such compensation as shall be payable prior to the effective date of termination.

         (b) Notwithstanding anything in this Agreement to the contrary, Forum and its affiliated persons may receive compensation or reimbursement from the Trust with respect to (i) the provision of services on behalf of the Funds in accordance with any Plan or Service Plan, (ii) the provision of shareholder support or other services, (iii) service as a trustee or officer of the Trust and (iv) services to the Trust, which may include the types of services described in this Agreement, with respect to the creation of any Fund and the start-up of the Fund's operations.

         (c) The Trust shall be responsible for and assumes the obligation for payment of all of its expenses, including: (a) the fee payable under this Agreement; (b) the fees payable to each Adviser under an agreement between the Adviser and the Trust; (c) expenses of issue, repurchase and redemption of Shares; (d) interest charges, taxes and brokerage fees and commissions; (e) premiums of insurance for the Trust, its trustees and officers and fidelity bond premiums; (f) fees, interest charges and expenses of third parties, including the Trust's independent accountant, custodian, transfer agent, dividend disbursing agent and fund accountant; (g) fees of pricing, interest, dividend, credit and other reporting services; (h) costs of membership in trade associations; (i) communications expenses; (j) funds transmission expenses; (k) auditing, legal and compliance expenses; (l) costs of forming the Trust and maintaining its existence; (m) costs of preparing, typesetting, filing and printing the Trust's Prospectuses, subscription application forms and shareholder reports and other communications and delivering them to existing shareholders, whether of record or beneficial; (n) expenses of meetings of shareholders and proxy solicitations therefor; (o) costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts, of calculating the net asset value of Shares and of preparing tax returns; (p) costs of reproduction, stationery, supplies and postage and delivery; (q) record storage, imaging, microfilm and microfiche, (r) fees and expenses of the Trust's trustees; (s) compensation of the Trust's officers and employees and costs of other personnel (who may be employees of the Adviser, Forum or their respective affiliated persons) performing services for the Trust;
(t) costs of Board, Board committee,  shareholder and other corporate  meetings;
(u) SEC registration fees and related expenses; (v) state, territory or foreign securities laws registration fees and related expenses; (w) all fees and expenses paid by the Trust in accordance with any Plan or Service Plan or agreement related to similar manners; and (x) travel requested by the Trust.

         SECTION 5.  EFFECTIVENESS, DURATION, TERMINATION AND ASSIGNMENT

         (a) This Agreement shall become effective as between Forum and the Trust on the date first above written, and shall become effective with respect to a Fund or a Class on the date that the Trust's Registration Statement with respect to such Fund or Class becomes effective. Upon effectiveness of this Agreement, it shall supersede all previous agreements between the parties hereto covering the subject matter hereof insofar as such Agreement may have been deemed to relate to the Trust or the Funds.

         (b) This Agreement shall continue in effect until terminated, either in its entirety or with respect to a Fund, as applicable; PROVIDED, HOWEVER, that its continuance shall be specifically approved or ratified with such frequency and in the manner required by applicable law.

         (c) This Agreement may be terminated at any time, in its entirety or with respect to a Fund, without the payment of any penalty:

         (i) with or without cause, by either party on at least ninety [90] days' written notice to the other party.

         (ii) for cause, by the non breaching party on at least thirty (30) days' written notice thereof to the other party, if the other party has materially breached any of its obligations hereunder including, with respect to Forum, the failure by Forum to act consistently with the standard of care set forth in Section 3(a); PROVIDED, HOWEVER, that (A) the termination notice shall describe the breach, and (B) no such termination shall be effective if, with respect to any breach that is capable of being cured prior to the date set forth in the termination notice, the breaching party has cured such breach to the reasonable satisfaction of the non-breaching party.

         (d) Should the Trust exercise its right to terminate this Agreement, the Trust shall reimburse Forum for Forum's costs associated with the copying and movement of records and material to any successor person and providing assistance to any successor person in the establishment of the accounts and records necessary to carry out the successor's responsibilities ("termination costs"); PROVIDED, HOWEVER, that, notwithstanding anything herein to the contrary, the Trust shall have no obligation to reimburse Forum for such expenses and employee time if the Trust has terminated this Agreement pursuant to clause (ii) of subsection (c) above. Forum and the Trust agree that to cover termination costs, Forum shall receive an amount equal to the average monthly fees and expenses paid to Forum under this Agreement for the six full months preceding such termination.

         (e) The provisions of Sections 3, 4, 5, 7 and 13 shall survive any termination of this Agreement.

         (f) Except as otherwise provided in this Agreement, neither this Agreement nor any rights or obligations under this Agreement may be assigned by any party without the written consent of the other party. This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns. Forum may, without further consent on the part of the Trust, (i) assign this agreement to any affiliate of Forum or (ii) subcontract for the performance hereof with any entity, including an affiliate of Forum; PROVIDED HOWEVER, that Forum shall be as fully responsible to the Trust for the acts and omissions of any subcontractor as Forum is for its own acts and omissions.

         SECTION 6.  ADDITIONAL FUNDS AND CLASSES

         In the event that the Trust establishes one or more series of Shares or one or more classes of Shares after the effectiveness of this Agreement, such series of Shares or classes of Shares, as the case may be, shall become Funds and Classes under this Agreement. Forum or the Trust may elect not to make any such series or classes subject to this Agreement.

         SECTION 7. CONFIDENTIALITY. Forum agrees to treat all records and other information related to the Trust as proprietary information of the Trust and, on behalf of itself and its employees, to keep confidential all such information, except that Forum may:

         (a) prepare or assist in the preparation of periodic reports to shareholders and regulatory bodies such as the SEC;

         (b) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information regarding investment companies; and

         (c) without limiting the generality of the Sections 7(a) and (b), the Trust acknowledges that certain legal services may be provided to it by lawyers who are employed by Forum or its affiliates and who render services to Forum and its affiliates. A lawyer who provides such services to the Trust, and any lawyer who supervises such lawyer, although employed generally by Forum or its affiliates, will have a direct professional attorney-client relationship with the Trust. Those services for which such a direct relationship will exist are listed in Appendix C hereto. Provided (i) Forum agrees with any attorney performing legal services for the Trust to not direct the professional judgment of the attorney in performing those legal services and (ii) the attorney agrees to disclose to the Chairman of the Audit Committee or to Trust counsel any circumstance in which a legal service the attorney proposes to provide relates to a matter in which the Trust and Forum or the Trust and any other investment company to which the attorney is providing legal services have divergent legal or economic interests, each of Forum and the Trust hereby consents to the simultaneous representation by the attorney of both Forum and the Trust and waives any general conflict of interest existing in such simultaneous representation, and the Trust agrees that, in the event the attorney ceases to represent the Trust, whether at the request of the Trust or otherwise, the attorney may continue thereafter to represent Forum, and the Trust expressly consents to such continued representation.

         SECTION 8.  FORCE MAJEURE

         Forum shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply. In addition, to the extent Forum's obligations hereunder are to oversee or monitor the activities of third parties, Forum shall not be liable for any failure or delay in the performance of Forum's duties caused, directly or indirectly, by the failure or delay of such third parties in performing their respective duties or cooperating reasonably and in a timely manner with Forum.

         SECTION 9.  ACTIVITIES OF FORUM

         (a) Except to the extent necessary to perform Forum's obligations under this Agreement, nothing herein shall be deemed to limit or restrict Forum's right, or the right of any of Forum's managers, officers or employees who also may be a trustee, officer or employee of the Trust, or persons who are otherwise affiliated persons of the Trust to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, trust, firm, individual or association.

         (b) Forum may subcontract any or all of its responsibilities pursuant to this Agreement to one or more corporations, trusts, firms, individuals or associations, which may be affiliated persons of Forum, who agree to comply with the terms of this Agreement; provided, that any such subcontracting shall not relieve Forum of its responsibilities hereunder. Forum may pay those persons for their services, but no such payment will increase Forum's compensation from the Trust.

         (c) Without limiting the generality of the Sections 9(a) and (b), the trust acknowledges that certain legal services may be rendered to it by lawyers who are employed by Forum or its affiliates and who render services to Forum and its affiliates. A lawyer who renders such services to the Trust, and any lawyer who supervises such lawyer, although employed generally by Forum or its affiliates, will have a direct professional attorney/client relationship with the Trust. Those services for which such a direct relationship will exist are listed in Appendix C hereto. Each of Forum and the Trust hereby consents to the simultaneous representation by such lawyers of both Forum and the Trust, and waives any conflict of interest existing in such simultaneous representation. Furthermore, the Trust agrees that, in the event such lawyer ceases to represent the Trust, whether at the request of the Trust or otherwise, the lawyer may continue thereafter to represent Forum, and the Trust expressly consents to such continued representation.

         SECTION 10.  COOPERATION WITH INDEPENDENT ACCOUNTANTS

         Forum shall cooperate, if applicable, with each Fund's independent public accountants and shall take reasonable action to make all necessary information available to the accountants for the performance of the accountants' duties.

         SECTION 11.  SERVICE DAYS

         Nothing contained in this Agreement is intended to or shall require Forum, in any capacity under this Agreement, to perform any functions or duties on any day other than a business day of the Trust or of a Fund. Functions or duties normally scheduled to be performed on any day which is not a business day of the Trust or of a Fund shall be performed on, and as of, the next business day, unless otherwise required by law.

         SECTION 12.  LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

         The trustees of the Trust and the shareholders of each Fund shall not be liable for any obligations of the Trust or of the Funds under this Agreement, and Forum agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or the Fund to which Forum's rights or claims relate in settlement of such rights or claims, and not to the trustees of the Trust or the shareholders of the Funds.

         SECTION 13.  MISCELLANEOUS

         (a) Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

         (b) Except for Appendix A to add new Funds and Classes in accordance with Section 6, no provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto.

         (c) This Agreement shall be governed by, and the provisions of this Agreement shall be construed and interpreted under and in accordance with, the laws of the State of Delaware.

         (d) This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof, whether oral or written.

         (e) This Agreement may be executed by the parties hereto on any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.

         (f) If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

         (g) Section headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.

         (h) Notices, requests, instructions and communications received by the parties at their respective principal places of business, or at such other address as a party may have designated in writing, shall be deemed to have been properly given.

         (i) Notwithstanding any other provision of this Agreement, the parties agree that the assets and liabilities of each Fund of the Trust are separate and distinct from the assets and liabilities of each other Fund and that no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise.

         (j) No affiliated person, employee, agent, director, officer or manager of Forum shall be liable at law or in equity for Forum's obligations under this Agreement.

         (k) Each of the undersigned warrants and represents that they have full power and authority to sign this Agreement on behalf of the party indicated and that their signature will bind the party indicated to the terms hereof and each party hereto warrants and represents that this Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the party, enforceable against the party in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.


         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in their names and on their behalf by and through their duly authorized officers, as of the day and year first above written.

                                        FORUM FUNDS



                                        By:  /S/ JOHN Y. KEFFER
                                             -----------------------------------
                                                  John Y. Keffer
                                                  President


                                        FORUM ADMINISTRATIVE SERVICES, LLC



                                        By:  /S/ LISA J. WEYMOUTH
                                             -----------------------------------
                                                  Lisa J. Weymouth
                                                  Director

                                   FORUM FUNDS
                            ADMINISTRATION AGREEMENT

                                   APPENDIX A
                         FUNDS AND CLASSES OF THE TRUST
                                  May 13, 2002

                            Austin Global Equity Fund
                           BrownIA Growth Equity Fund
                          BrownIA Small-Cap Growth Fund
                           BrownIA Maryland Bond Fund
                           DF Dent Premier Growth Fund
                                Equity Index Fund
                         Fountainhead Kaleidoscope Fund
                         Fountainhead Special Value Fund
                               Investors Bond Fund
                            Maine TaxSaver Bond Fund
                         Mastrapasqua Growth Value Fund
                        New Hampshire TaxSaver Bond Fund
                              Payson Balanced Fund
                                Payson Value Fund
                            Polaris Global Value Fund
                                   Shaker Fund
                               TaxSaver Bond Fund
                                The Advocacy Fund
                            Winslow Green Growth Fund

                                INVESTOR SHARES:
                     Daily Assets Treasury Obligations Fund
                          Daily Assets Government Fund
                    Daily Assets Government Obligations Fund
                             Daily Assets Cash Fund

                              INSTITUTIONAL SHARES:
                     Daily Assets Treasury Obligations Fund
                          Daily Assets Government Fund
                    Daily Assets Government Obligations Fund
                             Daily Assets Cash Fund

                          INSTITUTIONAL SERVICE SHARES:
                     Daily Assets Treasury Obligations Fund
                          Daily Assets Government Fund
                    Daily Assets Government Obligations Fund
                             Daily Assets Cash Fund

                                   FORUM FUNDS
                            ADMINISTRATION AGREEMENT

                                   APPENDIX B
                                  MAY 13, 2002

                         I. Administrative Service Fees

----------------------------------------------------------- -------------------------------------------------
FUND                                                        Fee 1
----------------------------------------------------------- -------------------------------------------------

----------------------------------------------------------- -------------------------------------------------
Austin Global Equity Fund                                   0.25%
----------------------------------------------------------- -------------------------------------------------
BrownIA Growth Equity Fund                                  0.10% of first $100 million
BrownIA Maryland Municipal Bond Fund                        0.075% of remaining assets
BrownIA Small-Cap Growth Fund                               $40,000 annual minimum charge
----------------------------------------------------------- -------------------------------------------------
DF Dent Premier Growth Fund                                 0.10%
                                                            $2,000/month
----------------------------------------------------------- -------------------------------------------------
Equity Index Fund                                           0.20%
Payson Balanced Fund
Payson Value Fund
----------------------------------------------------------- -------------------------------------------------
Investors Bond Fund                                         0.20% (0.10% as of June 1, 2002)
Maine TaxSaver Bond Fund
New Hampshire Bond Fund
TaxSaver Bond Fund
----------------------------------------------------------- -------------------------------------------------
Fountainhead Special Value Fund                             0.10% of the first $100 million
                                                            0.05% of the remaining assets
                                                            $40,000 annual minimum charge
----------------------------------------------------------- -------------------------------------------------
Mastrapasqua Growth Value Fund                              0.15% of the first $100 million
                                                            0.10% of remaining assets
                                                            $25,000 annual minimum charge - waived for
                                                                first 6 months
----------------------------------------------------------- -------------------------------------------------
Polaris Global Value Fund                                   0.10% of the first $150 million
                                                            0.05% of remaining assets
                                                            $40,000 annual minimum charge
----------------------------------------------------------- -------------------------------------------------
Shaker Fund                                                 0.10%
                                                            $2,000/month
----------------------------------------------------------- -------------------------------------------------
The Advocacy Fund                                           0.05% of the first $1 billion
                                                            $2,000/month
----------------------------------------------------------- -------------------------------------------------
Winslow Green Growth Fund                                   0.10%
                                                            $2,000/month
----------------------------------------------------------- -------------------------------------------------


-----------------------------
1 Fees are per fund and % based fees are calculated based on a % of the annual average daily net assets of a fund.

                                   FORUM FUNDS
                            ADMINISTRATION AGREEMENT

                                   APPENDIX B
                                  MAY 13, 2002

I.       ADMINISTRATIVE SERVICE FEES (CONTINUED)

----------------------------------------------------------- -------------------------------------------------
FUND                                                        Fee 2
----------------------------------------------------------- -------------------------------------------------

----------------------------------------------------------- -------------------------------------------------
Daily Assets Treasury Obligations Fund                      0.05%
Daily Assets Government Fund
Daily Assets Government Obligations Fund
Daily Assets Cash Fund
----------------------------------------------------------- -------------------------------------------------

II.      OTHER SERVICE FEES

------------------------------------------------------------ ------------------------ -----------------------

FUND                                                                 Service          Fee3
------------------------------------------------------------ ------------------------ -----------------------

------------------------------------------------------------ ------------------------ -----------------------
All Funds                                                    Legal Services           Approximate cost to
                                                                                      Forum as agreed to
                                                                                      from time to time
------------------------------------------------------------ ------------------------ -----------------------

-----------------------------
2 Fees are per fund and % based fees are calculated based on a % of the annual average daily net assets of a fund.
3    Fees are per fund.

                                                               EXHIBIT 16(130(B)
                                   FORUM FUNDS
                            FUND ACCOUNTING AGREEMENT

         AGREEMENT made as of the 19th day of June, 1997, as amended and restated the 13th day of May 2002, by and between Forum Funds, a Delaware business trust, with its principal office and place of business at Two Portland Square, Portland, Maine 04101 (the "Trust"), and Forum Accounting Services, LLC, a Delaware limited liability company with its principal office and place of business at Two Portland Square, Portland, Maine 04101 ("Forum").

         WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and may issue its shares of beneficial interest, no par value (the "Shares"), in separate series and classes; and

         WHEREAS, the Trust offers shares in various series as listed in Appendix A hereto (each such series, together with all other series subsequently established by the Trust and made subject to this Agreement in accordance with
Section 6, being herein referred to as a "Fund," and collectively as the "Funds") and the Trust may in the future offer shares of various classes of each Fund as listed in Appendix A hereto (each such class together with all other classes subsequently established by the Trust in a Fund being herein referred to as a "Class," and collectively as the "Classes");

         WHEREAS, the Trust desires that Forum perform certain fund accounting services for each Fund and Class thereof and Forum is willing to provide those services on the terms and conditions set forth in this Agreement;

         NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the Trust and Forum hereby agree as follows:

         SECTION 1.  APPOINTMENT; DELIVERY OF DOCUMENTS

         (a) The Trust hereby appoints Forum, and Forum hereby agrees, to act as fund accountant of the Trust for the period and on the terms set forth in this Agreement.

         (b) In connection therewith, the Trust has delivered to Forum copies of
(i) the Trust's Trust Instrument and Bylaws (collectively, as amended from time to time, "Organic Documents"), (ii) the Trust's Registration Statement and all amendments thereto filed with the U.S. Securities and Exchange Commission ("SEC") pursuant to the Securities Act of 1933, as amended (the "Securities Act"), or the 1940 Act (the "Registration Statement"), (iii) the Trust's current Prospectus and Statement of Additional Information of each Fund (collectively, as currently in effect and as amended or supplemented, the "Prospectus") and
(iv) all procedures adopted by the Trust with respect to the Funds (i.e., repurchase agreement procedures), and shall promptly furnish Forum with all amendments of or supplements to the foregoing. The Trust shall deliver to Forum a certified copy of the resolution of the Board of Trustees of the Trust (the "Board") appointing Forum and authorizing the execution and delivery of this Agreement.

         SECTION 2.  DUTIES OF FORUM

         (a) Forum and the Trust's administrator, Forum Administrative Services, LLC, (the "Administrator"), may from time to time adopt such procedures as they agree upon to implement the terms of this Section. With respect to each Fund, Forum shall perform the following services:

         (i) calculate the net asset value per share with the frequency prescribed in each Fund's then-current Prospectus;

         (ii) calculate each item of income, expense, deduction, credit, gain and loss, if any, as required by the Trust and in conformance with generally accepted accounting practice ("GAAP"), the SEC's Regulation S-X (or any successor regulation) and the Internal Revenue Code of 1986, as amended (or any successor laws)(the "Code");

         (iii) maintain each Fund's general ledger and record all income, expenses, capital share activity and security transactions of each Fund;

         (iv) calculate the yield, effective yield, tax equivalent yield and total return for each Fund, and each Class thereof, as applicable, and such other measure of performance as may be agreed upon between the parties hereto;

         (v) provide the Trust and such other persons as the Administrator may direct with the following reports (A) a current security position report, (B) a summary report of transactions and pending maturities (including the principal, cost, and accrued interest on each portfolio security in maturity date order), and (C) a current cash position and projection report;

         (vi) prepare and record, as of each time when the net asset value of a Fund is calculated or as otherwise directed by the Trust, either (A) a valuation of the assets of the Fund (unless otherwise specified in or in accordance with this Agreement, based upon the use of outside services normally used and contracted for this purpose by Forum in the case of securities for which information and market price or yield quotations are readily available and based upon evaluations conducted in accordance with the Trust's instructions in the case of all other assets) or (B) a calculation confirming that the market value of the Fund's assets does not deviate from the amortized cost value of those assets by more than a specified percentage;

         (vii) make such adjustments over such periods as Forum deems necessary to reflect over-accruals or under-accruals of estimated expenses or income;

         (viii) request any necessary information from the Administrator and the Trust's transfer agent and distributor in order to prepare, and prepare, the Trust's Form N-SAR;

         (ix) provide appropriate records to assist the Trust's independent accountants and, upon approval of the Trust or the Administrator, any regulatory body in any requested review of the Trust's books and records maintained by Forum;

         (x) prepare semi-annual financial statements and oversee the production of the semi-annual financial statements and any related report to the Trust's shareholders prepared by the Trust or its investment advisers;

         (xi) file the Funds' semi-annual financial statements with the SEC or ensure that the Funds' semi-annual financial statements are filed with the SEC;

         (xii) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies;

         (xiii) provide the Trust or Administrator with the data requested by the Administrator that is required to update the Trust's registration statement;

         (xiv) provide the Trust or independent accountants with all information requested with respect to the preparation of the Trust's income, excise and other tax returns;

         (xv) prepare or prepare, execute and file all Federal income and excise tax returns and state income and other tax returns, including any extensions or amendments, each as agreed between the Trust and Forum;

         (xvi) produce quarterly compliance reports for investment advisers to the Trust and the Board and provide information to the Administrator, investment advisers to the Trust and other appropriate persons with respect to questions of Fund compliance;

         (xvii) determine the amount of distributions to shareholders as necessary to, among other things, maintain the qualification of each Fund as a regulated investment company under the Code, and prepare and distribute to appropriate parties notices announcing the declaration of dividends and other distributions to shareholders;

         (xviii) transmit to and receive from each Fund's transfer agent appropriate data to on a daily basis and daily reconcile Shares outstanding and other data with the transfer agent;

         (xiv) periodically reconcile all appropriate data with each Fund's custodian;

         (xx) verify investment trade tickets when received from an investment adviser and maintain individual ledgers and historical tax lots for each security; and

         (xxi) perform such other recordkeeping, reporting and other tasks as may be specified from time to time in the procedures adopted by the Board; provided, that Forum need not begin performing any such task except upon 65 days' notice and pursuant to mutually acceptable compensation agreements.

         (b) Forum shall prepare and maintain on behalf of the Trust the following books and records of each Fund, and each Class thereof, pursuant to Rule 31a-1 under the 1940 Act (the "Rule"):

         (i) Journals containing an itemized daily record in detail of all purchases and sales of securities, all receipts and disbursements of cash and all other debits and credits, as required by subsection (b)(1) of the Rule;

         (ii) Journals and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, as required by subsection (b)(2) of the Rule (but not including the ledgers required by subsection (b)(2)(iv);

         (iii) A record of each brokerage order given by or on behalf of the Trust for, or in connection with, the purchase or sale of securities, and all other portfolio purchases or sales, as required by subsections
         (b)(5) and (b)(6) of the Rule;

         (iv) A record of all options, if any, in which the Trust has any direct or indirect interest or which the Trust has granted or guaranteed and a record of any contractual commitments to purchase, sell, receive or deliver any property as required by subsection (b)(7) of the Rule;

         (v) A monthly trial balance of all ledger accounts (except shareholder accounts) as required by subsection (b)(8) of the Rule; and

         (vi) Other records required by the Rule or any successor rule or pursuant to interpretations thereof to be kept by open-end management investment companies, but limited to those provisions of the Rule applicable to portfolio transactions and as agreed upon between the parties hereto.

         (c) The books and records maintained pursuant to Section 2(b) shall be prepared and maintained in such form, for such periods and in such locations as may be required by the 1940 Act. The books and records pertaining to the Trust that are in possession of Forum shall be the property of the Trust. The Trust, or the Trust's authorized representatives, shall have access to such books and records at all times during Forum's normal business hours. Upon the reasonable request of the Trust or the Administrator, copies of any such books and records shall be provided promptly by Forum to the Trust or the Trust's authorized representatives at the Trust's expense. In the event the Trust designates a successor that shall assume any of Forum's obligations hereunder, Forum shall, at the expense and direction of the Trust, transfer to such successor all relevant books, records and other data established or maintained by Forum under this Agreement.

         (d) In case of any requests or demands for the inspection of the records of the Trust maintained by Forum, Forum will endeavor to notify the Trust and to secure instructions from an authorized officer of the Trust as to such inspection. Forum shall abide by the Trust's instructions for granting or denying the inspection; provided, however, that Forum may grant the inspection without instructions if Forum is advised by counsel to Forum that failure to do so will result in liability to Forum.

         SECTION 3.  STANDARD OF CARE; RELIANCE

         (a) Forum shall be under no duty to take any action except as specifically set forth herein or as may be specifically agreed to by Forum in writing. Forum shall use its best judgment and efforts in rendering the services described in this Agreement. Forum shall not be liable to the Trust or any of the Trust's shareholders for any action or inaction of Forum relating to any event whatsoever in the absence of bad faith, willful misfeasance or gross negligence in the performance of Forum's duties or obligations under this Agreement or by reason of Forum's reckless disregard of its duties and obligations under this Agreement.

         (b) The Trust agrees to indemnify and hold harmless Forum, its employees, agents, directors, officers and managers and any person who controls Forum within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended, ("Forum Indemnitees") against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of or in any way related to Forum's actions taken or failures to act with respect to a Fund that are consistent with the standard of care set forth in Section 3(a) or based, if applicable, on good faith reliance upon an item described in Section 3(c)(a "Claim"). The Trust shall not be required to indemnify any Forum Indemnitee if, prior to confessing any Claim against the Forum Indemnitee, Forum or the Forum Indemnitee does not give the Trust written notice of and reasonable opportunity to defend against the claim in its own name or in the name of the Forum Indemnitee.

         (c) A Forum Indemnitee shall not be liable for any action taken or failure to act in good faith reliance upon:

         (i) the advice of the Trust or of counsel, who may be counsel to the Trust or counsel to Forum;

         (ii) any oral instruction which it receives and which it reasonably believes in good faith was transmitted by the person or persons authorized by the Board to give such oral instruction (Forum shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction.);

         (iii) any written instruction or certified copy of any resolution of the Board, and Forum may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by Forum to have been validly executed; or

         (iv) any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other document reasonably believed in good faith by Forum to be genuine and to have been signed or presented by the Trust or other proper party or parties;

and no Forum Indemnitee shall be under any duty or obligation to inquire into the validity or invalidity or authority or lack thereof of any statement, oral or written instruction, resolution, signature, request, letter of transmittal, certificate, opinion of counsel, instrument, report, notice, consent, order, or any other document or instrument which Forum reasonably believes in good faith to be genuine.

         (d) Forum shall not be liable for the errors of other service providers to the Trust, including the errors of pricing services (other than to pursue all reasonable claims against the pricing service based on the pricing services' standard contracts entered into by Forum) and errors in information provided by an investment adviser (including prices and pricing formulas and the untimely transmission of trade information), custodian or transfer agent to the Trust.

         (e) With respect to Funds which do not value their assets in accordance with Rule 2a-7 under the 1940 Act, notwithstanding anything to the contrary in this Agreement, Forum shall not be liable to the Trust or any shareholder of the Trust for (i) any loss to the Trust if an NAV Difference for which Forum would otherwise be liable under this Agreement is less than or equal to 0.001 (1/10 of 1%) or (ii) any loss to a shareholder of the Trust if the NAV Difference for which Forum would otherwise be liable under this Agreement is less than or equal to 0.005 (1/2 of 1%) or if the loss in the shareholder's account with the Trust is less than or equal to $10. Any loss for which Forum is determined to be liable hereunder shall be reduced by the amount of gain which inures to shareholders, whether to be collected by the Trust or not.

         (f) For purposes of this Agreement, (i) the NAV Difference shall mean the difference between the NAV at which a shareholder purchase or redemption should have been effected ("Recalculated NAV") and the NAV at which the purchase or redemption is effected, divided by the Recalculated NAV, (ii) NAV Differences and any Forum liability therefrom are to be calculated each time a Fund's (or class's) NAV is calculated, (iii) in calculating any NAV Difference for which Forum would otherwise be liable under this Agreement for a particular NAV error, Fund losses and gains shall be netted and (iv) in calculating any NAV Difference for which Forum would otherwise be liable under this Agreement for a particular NAV error that continues for a period covering more than one NAV determination, Fund losses and gains for the period shall be netted.

         (g) Nothing contained herein shall be construed to require Forum to perform any service that could cause Forum to be deemed an investment adviser for purposes of the 1940 Act or the Investment Advisers Act of 1940, as amended, or that could cause a Portfolio to act in contravention of a Portfolio's Offering Document or any provision of the 1940 Act. Except as otherwise specifically provided herein, the Trust assumes all responsibility for ensuring that the Trust complies with all applicable requirements of the Securities Act, the 1940 Act and any laws, rules and regulations of governmental authorities with jurisdiction over the Trust. All references to any law in this Agreement shall be deemed to include reference to the applicable rules and regulations promulgated under authority of the law and all official interpretations of such law or rules or regulations.

         SECTION 4.  COMPENSATION AND EXPENSES

         (a) In consideration of the services provided by Forum pursuant to this Agreement, the Trust shall pay Forum, with respect to each Fund, the fees set forth in Clause (i) of Appendix B hereto. In consideration of the services provided by Forum to begin the operations of a new Fund, the Trust shall pay Forum, with respect to each Fund, the fees set forth in clause (ii) of Appendix B hereto. In consideration of additional services provided by Forum to perform certain functions, the Trust shall pay Forum, with respect to each Fund the fees set forth in clause (iii) of Appendix B hereto. Nothing in this Agreement shall require Forum to perform any of the services listed in Section 2(a)(xiv) and clause (iii) of Appendix B hereto, as such services may be performed by the Fund's independent accountant if appropriate.

         All fees payable hereunder shall be accrued daily by the Trust. The fees payable for the services listed in clauses (i) and (iii) of Appendix B hereto shall be payable monthly in advance on the first day of each calendar month for services to be performed during the following calendar month. The fees payable for the services listed in clause (ii) and for all reimbursements as described in Section 4(b) shall be payable monthly in arrears on the first day of each calendar month (the first day of the calendar month after the Fund commences operations in the case of the fees listed in clause (ii) of Appendix B hereto) for services performed during the prior calendar month. If fees payable for the services listed in clause (i) begin to accrue in the middle of a month or if this Agreement terminates before the end of any month, all fees for the period from that date to the end of that month or from the beginning of that month to the date of termination, as the case may be, shall be prorated according to the proportion that the period bears to the full month in which the effectiveness or termination occurs. Upon the termination of this Agreement with respect to a Fund, the Trust shall pay to Forum such compensation as shall be payable prior to the effective date of termination.

         (b) In connection with the services provided by Forum pursuant to this Agreement, the Trust, on behalf of each Fund, agrees to reimburse Forum for the expenses set forth in Clause (iv) of Appendix B hereto. In addition, the Trust, on behalf of the applicable Fund, shall reimburse Forum for all expenses and employee time (at 150% of salary) attributable to any review of the Trust's accounts and records by the Trust's independent accountants or any regulatory body outside of routine and normal periodic reviews.

         (d) Forum may, with respect to questions of law relating to its services hereunder, apply to and obtain the advice and opinion of counsel to the Trust or counsel to Forum. The costs of any such advice or opinion shall be borne by the Trust.

         SECTION 5.  EFFECTIVENESS, DURATION, TERMINATION AND ASSIGNMENT

              (a) This Agreement shall become effective as between Forum and the Trust on the date first above written, and shall become effective with respect to a Fund or a Class on the later of the date on which the Trust's Registration Statement with respect to such Fund or Class becomes effective or the date of the commencement of operations of the Fund or Class. Upon effectiveness of this Agreement, it shall supersede all previous agreements between the parties hereto covering the subject matter hereof insofar as such Agreement may have been deemed to relate to the Trust or the Funds.

         (b) This Agreement shall continue in effect until terminated, either in its entirety or with respect to a Fund, as applicable; PROVIDED, HOWEVER, that its continuance shall be specifically approved or ratified with such frequency and in the manner required by applicable law.

         (c) This Agreement may be terminated at any time, in its entirety or with respect to a Fund, without the payment of any penalty:

         (I) WITH OR WITHOUT CAUSE, BY EITHER PARTY ON AT LEAST NINETY (90) DAYS' WRITTEN NOTICE TO THE OTHER PARTY.

         (ii) for cause, by the non breaching party on at least thirty (30) days' written notice thereof to the other party, if the other party has materially breached any of its obligations hereunder including, with respect to Forum, the failure by Forum to act consistently with the standard of care set forth in Section 3(a); PROVIDED, HOWEVER, that (A) the termination notice shall describe the breach, and (B) no such termination shall be effective if, with respect to any breach that is capable of being cured prior to the date set forth in the termination notice, the breaching party has cured such breach to the reasonable satisfaction of the non-breaching party.

         (d) Should the Trust exercise its right to terminate this Agreement, the Trust shall reimburse Forum for Forum's costs associated with the copying and movement of records and material to any successor person and providing assistance to any successor person in the establishment of the accounts and records necessary to carry out the successor's responsibilities ("termination costs"); PROVIDED, HOWEVER, that, notwithstanding anything herein to the contrary, the Trust shall have no obligation to reimburse Forum for such expenses and employee time if the Trust has terminated this Agreement pursuant to clause (ii) of subsection (c) above. Forum and the Trust agree that to cover termination costs, Forum shall receive an amount equal to the average monthly fees and expenses paid to Forum under this Agreement for the six full months preceding such termination.

         (e) The provisions of Sections 3, 4, 5 and 13 shall survive any termination of this Agreement.

         (f) Except as otherwise provided in this Agreement, neither this Agreement nor any rights or obligations under this Agreement may be assigned by any party without the written consent of the other party. This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns. Forum may, without further consent on the part of the Trust, (i) assign this agreement to any affiliate of Forum or (ii) subcontract for the performance hereof with any entity, including an affiliate of Forum; PROVIDED HOWEVER, that Forum shall be as fully responsible to the Trust for the acts and omissions of any subcontractor as Forum is for its own acts and omissions.

         SECTION 6.  ADDITIONAL FUNDS AND CLASSES

         In the event that the Trust establishes one or more series of Shares or one or more classes of Shares after the effectiveness of this Agreement, such series of Shares or classes of Shares, as the case may be, shall become

Funds and Classes under this Agreement. Forum or the Trust may elect not to make any such series or classes subject to this Agreement.

         SECTION 7.  CONFIDENTIALITY.

         Forum agrees to treat all records and other information related to the Trust as proprietary information of the Trust and, on behalf of itself and its employees, to keep confidential all such information, except that Forum may

         (a) prepare or assist in the preparation of periodic reports to shareholders and regulatory bodies such as the SEC;

         (b) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information regarding investment companies; and

         (c) release such other information as approved in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where Forum may be exposed to civil or criminal contempt proceedings for failure to release the information, when requested to divulge such information by duly constituted authorities or when so requested by the Trust.

         SECTION 8.  FORCE MAJEURE

         Forum shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply. In addition, to the extent Forum's obligations hereunder are to oversee or monitor the activities of third parties, Forum shall not be liable for any failure or delay in the performance of Forum's duties caused, directly or indirectly, by the failure or delay of such third parties in performing their respective duties or cooperating reasonably and in a timely manner with Forum.

         SECTION 9.  ACTIVITIES OF FORUM

         (a) Except to the extent necessary to perform Forum's obligations under this Agreement, nothing herein shall be deemed to limit or restrict Forum's right, or the right of any of Forum's managers, officers or employees who also may be a trustee, officer or employee of the Trust, or persons who are otherwise affiliated persons of the Trust to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, trust, firm, individual or association.

         (b) Forum may subcontract any or all of its responsibilities pursuant to this Agreement to one or more corporations, trusts, firms, individuals or associations, which may be affiliated persons of Forum, who agree to comply with the terms of this Agreement; provided, that any such subcontracting shall not relieve Forum of its responsibilities hereunder. Forum may pay those persons for their services, but no such payment will increase Forum's compensation from the Trust.

         SECTION 10.  COOPERATION WITH INDEPENDENT ACCOUNTANTS

         Forum shall cooperate, if applicable, with each Fund's independent public accountants and shall take reasonable action to make all necessary information available to the accountants for the performance of the accountants' duties.

         SECTION 11.  SERVICE DAYS

         Nothing contained in this Agreement is intended to or shall require Forum, in any capacity under this Agreement, to perform any functions or duties on any day other than a business day of the Trust or of a Fund. Functions or duties normally scheduled to be performed on any day which is not a business day of the Trust or of a Fund shall be performed on, and as of, the next business day, unless otherwise required by law.

         SECTION 12.  LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

         The trustees of the Trust and the shareholders of each Fund shall not be liable for any obligations of the Trust or of the Funds under this Agreement, and Forum agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or the Fund to which Forum's rights or claims relate in settlement of such rights or claims, and not to the trustees of the Trust or the shareholders of the Funds.

         SECTION 13.  MISCELLANEOUS

         (a) Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

         (b) Except for Appendix A to add new Funds and Classes in accordance with Section 6, no provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto.

         (c) This Agreement shall be governed by, and the provisions of this Agreement shall be construed and interpreted under and in accordance with, the laws of the State of Delaware.

         (d) This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof, whether oral or written.

         (e) This Agreement may be executed by the parties hereto on any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.

         (f) If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

         (g) Section headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.

         (h) Notices, requests, instructions and communications received by the parties at their respective principal places of business, or at such other address as a party may have designated in writing, shall be deemed to have been properly given.

         (i) Notwithstanding any other provision of this Agreement, the parties agree that the assets and liabilities of each Fund of the Trust are separate and distinct from the assets and liabilities of each other Fund and that no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise.

         (j) No affiliated person, employee, agent, director, officer or manager of Forum shall be liable at law or in equity for Forum's obligations under this Agreement.

         (k) Each of the undersigned warrants and represents that they have full power and authority to sign this Agreement on behalf of the party indicated and that their signature will bind the party indicated to the terms hereof and each party hereto warrants and represents that this Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the party, enforceable against the party in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.


         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in their names and on their behalf by and through their duly authorized officers, as of the day and year first above written.

                                        FORUM FUNDS


                                        By:  /S/ JOHN Y. KEFFER
                                             -----------------------------------
                                                  John Y. Keffer
                                                  President


                                        FORUM ACCOUNTING SERVICES, LLC

                                        By:  /s/ STACEY E. HONG
                                             -----------------------------------
                                                  Stacey E. Hong
                                                  Director

                                   FORUM FUNDS
                            FUND ACCOUNTING AGREEMENT
                                   APPENDIX A
                         FUNDS AND CLASSES OF THE TRUST

                                  MAY 13, 2002

                            Austin Global Equity Fund
                           BrownIA Growth Equity Fund
                          BrownIA Small-Cap Growth Fund
                           BrownIA Maryland Bond Fund
                           DF Dent Premier Growth Fund
                                Equity Index Fund
                         Fountainhead Kaleidoscope Fund
                         Fountainhead Special Value Fund
                               Investors Bond Fund
                            Maine TaxSaver Bond Fund
                         Mastrapasqua Growth Value Fund
                        New Hampshire TaxSaver Bond Fund
                              Payson Balanced Fund
                                Payson Value Fund
                            Polaris Global Value Fund
                                   Shaker Fund
                               TaxSaver Bond Fund
                                The Advocacy Fund
                            Winslow Green Growth Fund

                                INVESTOR SHARES:
                          Daily Assets Government Fund
                    Daily Assets Government Obligations Fund
                             Daily Assets Cash Fund

                              INSTITUTIONAL SHARES:
                     Daily Assets Treasury Obligations Fund
                    Daily Assets Government Obligations Fund
                          Daily Assets Government Fund
                             Daily Assets Cash Fund

                          INSTITUTIONAL SERVICE SHARES:
                     Daily Assets Treasury Obligations Fund
                          Daily Assets Government Fund
                    Daily Assets Government Obligations Fund
                             Daily Assets Cash Fund

                                   FORUM FUNDS
                            FUND ACCOUNTING AGREEMENT

                                   APPENDIX B
                                  MAY 13, 2002

(I)      BASE FEE

(a) Austin Global Equity Fund, Equity Index Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, and the Investors Shares of Daily Assets Government Obligations Fund, Daily Assets Government Fund and Daily Assets Cash Fund and Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Government Fund and Daily Assets Cash Fund

         Below reference fees are also applicable to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund through May 31, 2002. For applicable base fee for these funds after May 31, 2002, see item (e).

         Standard Fee
                  Fee per Fund...................................................................      $3,000/month
                  Fee for each additional Class of the Fund above one............................      $1,000/month

         Plus additional surcharges for each of:
                  (i)      Portfolios with asset levels exceeding $100 million...................        $500/month
                           Portfolios with asset levels exceeding $250 million...................       $1000/month
                           Portfolios with asset levels exceeding $500 million...................      $1,500/month
                           Portfolios with asset levels exceeding $1 billion.....................      $2,000/month
                  (ii)     Portfolios requiring international custody............................      $1,000/month
                  (iii)    Portfolios with more than 30 international positions .................      $1,000/month
                  (iv)     Tax free money market Funds...........................................      $1,000/month
                  (v)      Portfolios with more than 25% of net assets invested in
                           asset backed securities...............................................      $1,000/month
                           Portfolios with more than 50% of net assets invested in
                           asset backed securities...............................................      $2,000/month
                  (vii)    Portfolios with more than 100 security positions......................      $1,000/month
                  (viii)   Portfolios with a monthly portfolio turnover rate of 10%
                           or greater............................................................      $1,000/month

         Standard Fee per Feeder  Gateway  Fund (a Fund  operating  pursuant  to
           Section 12(d)(1)(E) of the 1940 Act)
                  Standard Fee per Fund..........................................................      $1,000/month
                  Standard Fee per Fund that invests in more than one security...................      $2,000/month
                  Fee for each additional Class of a Fund above one..............................      $1,000/month
                  Additional surcharges do not apply

                                   FORUM FUNDS
                            FUND ACCOUNTING AGREEMENT

                                   APPENDIX B
                                  MAY 13, 2002

(I)      BASE FEE (CONT.)

(a) Austin Global Equity Fund, Equity Index Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, and the Investors Shares of Daily Assets Government Obligations Fund, Daily Assets Government Fund and Daily Assets Cash Fund and Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Government Fund and Daily Assets Cash Fund

         Standard Fee per Fund of Funds Gateway Fund (a Fund operating  pursuant to Section 12(d)(1)(H) of the 1940 Act or a similar structure)
                  Standard Fee per Fund..........................................................      $2,000/month
                  Fee for each additional Class of a Fund above one..............................      $1,000/month
                  Plus additional surcharges as described above if the Fund invests in securities other than investment companies (calculated as if the securities were the Fund's only assets)

(b)      BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund and BrownIA Small-Cap Growth Fund

         Standard Fee
                  Fee per Fund...................................................................      $3,000/month
                  Fee for each additional Class of the Fund above one............................      $1,000/month

         Additional surcharges for each of:
                  (i)      Portfolios with asset levels exceeding $100 million...................        $500/month
                           Portfolios with asset levels exceeding $250 million...................        $500/month
                           Portfolios with asset levels exceeding $500 million...................        $500/month
                           Portfolios with asset levels exceeding $1,000 million.................        $500/month
                  (ii)     Portfolios requiring international custody............................      $1,000/month
                  (iii)    Portfolios with more than 30 international positions .................      $1,000/month
                  (iv)     Tax free money market Funds...........................................      $1,000/month
                  (v)      Portfolios with more than 25% of net assets invested in
                           asset backed securities...............................................      $1,000/month
                           Portfolios with more than 50% of net assets invested in
                           asset backed securities...............................................      $1,000/month
                  (vii)    Portfolios with more than 100 security positions......................      $1,000/month

                                   FORUM FUNDS
                            FUND ACCOUNTING AGREEMENT

                                   APPENDIX B
                                  MAY 13, 2002

(I)      BASE FEE (CONT.)

(b)      BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund and BrownIA Small-Cap Growth Fund (cont.)

         Additional surcharges for each of:

                  (viii)   Portfolios with a monthly portfolio turnover rate of 10%
                           or greater............................................................$1,000/month

(c)      DF Dent Premier Growth Fund

         Standard Fee      ......................................................................$3,750/month
         Basis Point Fee   ......................................................................0.01%

(d)      Fountainhead Special Value Fund

         Standard Fee      ......................................................................$3,000/month
         Basis Point Standard Fee       .........................................................0.02%
                  for assets less than or equal to $100 million, 0.005% thereafter.
         Surcharges
                  (i) Securities positions exceeding 200 and less than/equal to 500..............$1,000/month
                  (ii)Securities positions exceeding 500.........................................$2,000/month

(e)      Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond
         Fund and TaxSaver Bond Fund (effective June 1, 2002)

         Standard Fee    ........................................................................$3,000/month
         Basis Point Fee ........................................................................0.05%
                  on first $20 million,  0.03% on next $30 million,
                  0.02% on next $50 million and 0.01% on assets above $100 million

(f)      Mastrapasqua Growth Value Fund

         Standard Fee    ........................................................................$3,000/month

                                   FORUM FUNDS
                            FUND ACCOUNTING AGREEMENT

                                   Appendix B
                                  MAY 13, 2002

(I)      BASE FEE (CONT.)

(g)      Shaker Fund

         Standard Fee    .......................................................$3,750/month
         Basis Point Fee .......................................................0.01%
         Class Fee       .......................................................$1,000 for
                  each class above one.

(h)      The Advocacy Fund

         Standard Fee    .......................................................$3,000/month
         Basis Point Fee   .....................................................0.02% for assets less than or equal to $100 million, 0.005% thereafter.

(i)      Winslow Green Growth Fund

         Standard Fee    .......................................................$3,500/month
         Basis Point Fee .......................................................0.01%

Note 1: Surcharges are determined based upon the total assets, security positions or other factors as of the end of the prior month and on the portfolio turnover rate for the prior month. Portfolio turnover rate shall have the meaning ascribed thereto in SEC Form N-1A.

Note 2: The rates set forth above shall remain fixed through December 31, 2002. On January 1, 2002, and on each successive January 1, the rates may be adjusted automatically by Forum without action of the Trust to reflect changes in the Consumer Price Index for the preceding calendar year, as published by the U.S. Department of Labor, Bureau of Labor Statistics. Forum shall notify the Trust each year of the new rates, if applicable.

Note 3: % based fees are calculated on a % of the annual average daily net assets of a fund.

                                   FORUM FUNDS
                            FUND ACCOUNTING AGREEMENT

                                   APPENDIX B
                                  MAY 13, 2002


(II)     OTHER SERVICES (payable in equal installments monthly)

(a) Austin Global Equity Fund, Equity Index Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, and the Investors Shares of Daily Assets Government Obligations Fund, Daily Assets Government Fund and Daily Assets Cash Fund and Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Government Fund and Daily Assets Cash Fund

         Below reference fees are also applicable to Investors Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund through May 31, 2002. As of June 1, 2002, these Funds will not be charged additional fees for tax return preparation.

         Preparation of tax returns: (i) state income, (ii) Federal income and
                                     (iii) Federal excise, including extensions and
         amendments
                  Money Funds (Standard)..................................................$1,750/fiscal period/Fund
                  Money Funds (Feeder Gateway Fund).......................................$1,250/fiscal period/Fund
                  Other Funds (Standard)..................................................$2,200/fiscal period/Fund
                  Other Funds (Feeder Gateway Fund).......................................$2,200/fiscal period/Fund
                  Other Funds (Fund of Funds Gateway Fund)................................$2,200/fiscal period/Fund

         Preparation of tax returns: (i) state income and (ii) Federal income; and preparation, execution and filing of tax returns:
         (i) Federal excise, including extensions and amendments
                  Money Funds (Standard)..................................................$2,400/fiscal period/Fund
                  Money Funds (Feeder Gateway Fund).......................................$1,900/fiscal period/Fund
                  Other Funds (Standard)..................................................$2,900/fiscal period/Fund
                  Other Funds (Feeder Gateway Fund).......................................$2,900/fiscal period/Fund
                  Other Funds (Fund of Funds Gateway Fund)................................$2,900/fiscal period/Fund

         Preparation, execution and filing of tax returns: (i) state income,
         (ii) Federal income and (iii) Federal excise, including extensions and amendments
                  Money Funds (Standard)..................................................$3,000/fiscal period/Fund
                  Money Funds (Feeder Gateway Fund).......................................$2,250/fiscal period/Fund
                  Other Funds (Standard)..................................................$4,600/fiscal period/Fund
                  Other Funds (Feeder Gateway Fund).......................................$4,000/fiscal period/Fund

                                   FORUM FUNDS
                            FUND ACCOUNTING AGREEMENT

                                   APPENDIX B
                                  MAY 13, 2002



      (b)BrownIA Growth Equity Fund, BrownIA Maryland Bond Fund and BrownIA Small-Cap Fund

         Preparation of tax returns: (i) state income and (ii) Federal income; and preparation, execution and filing of tax returns:
         (i) Federal excise, including extensions and amendments
                  Standard     ...........................................................$3,000/fiscal period/Fund

(c)      Shaker Fund

         Preparation of tax returns: (i) state income and (ii) Federal income; and preparation, execution and filing of tax returns:
         (i) Federal excise, including extensions and amendments
                  Standard     .........................................................$2,000/fiscal period

(III)    OUT-OF-POCKET AND RELATED EXPENSES

         The Trust, on behalf of the applicable Fund, shall reimburse Forum for all out-of-pocket and ancillary expenses in providing the services described in this Agreement, including but not limited to the cost of (or appropriate share of the cost of): (i) pricing, paydown, corporate action, credit and other reporting services, (ii) taxes, (iii) postage and delivery services, (iv) communication services, (v) reproduction, (vi) printing, typesetting and distributing financial statements, (vii) record storage, imaging, microfilm and microfiche, and (viii) travel requested by the Trust. In addition, any other expenses incurred by Forum with respect to compliance by the Trust with any new laws or regulations that come into effect after the date of the Agreement, or incurred by Forum at the request or with the consent of the Trust, will be reimbursed by the Trust on behalf of the applicable Fund.

                                                               EXHIBIT 16(13)(C)

                                   FORUM FUNDS
                     TRANSFER AGENCY AND SERVICES AGREEMENT

         AGREEMENT made as of the 19th day of May, 1998, as amended and restated the 13th day of May, 2002, by and between Forum Funds, a Delaware Business Trust, with its principal office and place of business at Two Portland Square, Portland, Maine 04101 (the "Trust"), and Forum Shareholder Services, LLC, a corporation organized under the laws of the State of Delaware its principal office and place of business at Two Portland Square, Portland, Maine 04101 ("Forum").

         WHEREAS, the Trust is authorized to issue shares in separate series, with each such series representing interests in a separate portfolio of securities and other assets, and is authorized to divide those series into separate classes; and

         WHEREAS, the Trust offers shares in various series as listed in Appendix A hereto (each such series, together with all other series subsequently established by the Trust and made subject to this Agreement in accordance with
Section 13, being herein referred to as a "Fund," and collectively as the "Funds") and the Trust offers shares of various classes of each Fund as listed in Appendix A hereto (each such class together with all other classes subsequently established by the Trust in a Fund being herein referred to as a "Class," and collectively as the "Classes"); and

         WHEREAS, the Trust on behalf of the Funds desires to appoint Forum as its transfer agent and dividend disbursing agent and Forum desires to accept such appointment;

         NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the Trust and Forum hereby agree as follows:

         SECTION 1.  APPOINTMENT; DELIVERY OF DOCUMENTS

         (a) APPOINTMENT. The Trust, on behalf of the Funds, hereby appoints Forum to act as, and Forum agrees to act as, (i) transfer agent for the authorized and issued shares of beneficial interest of the Trust representing interests in each of the respective Funds and Classes thereof ("Shares"), (ii) dividend disbursing agent and (iii) agent in connection with any accumulation, open-account or similar plans provided to the registered owners of shares of any of the Funds ("Shareholders") and set out in the currently effective prospectuses and statements of additional information (collectively "prospectus") of the applicable Fund, including, without limitation, any periodic investment plan or periodic withdrawal program.

         (b) DOCUMENT DELIVERY. The Trust has delivered to Forum copies of (i) the Trust's Trust Instrument and Bylaws (collectively, as amended from time to time, "Organic Documents"), (ii) the Trust's Registration Statement and all amendments thereto filed with the U.S. Securities and Exchange Commission ("SEC") pursuant to the Securities Act of 1933, as amended (the "Securities Act"), or the Investment Company Act of 1940, as amended ("1940 Act")(the "Registration Statement"), (iii) the Trust's current Prospectus and Statement of Additional Information of each Fund (collectively, as currently in effect and as amended or supplemented, the "Prospectus"), (iv) each current plan of distribution or similar document adopted by the Trust under Rule 12b-1 under the 1940 Act ("Plan") and each current shareholder service plan or similar document adopted by the Trust ("Service Plan"), and (v) all procedures adopted by the Trust with respect to the Funds (i.e., repurchase agreement procedures), and shall promptly furnish Forum with all amendments of or supplements to the foregoing. The Trust shall deliver to Forum a certified copy of the resolution of the Board of Trustees of the Trust (the "Board") appointing Forum and authorizing the execution and delivery of this Agreement.

      SECTION 2.  DUTIES OF FORUM

      (a)SERVICES. Forum agrees that in accordance with procedures established from time to time by agreement between the Trust on behalf of each of the Funds, as applicable, and Forum, Forum will perform the following services:

      (i)provide the services of a transfer agent, dividend disbursing agent and, as relevant, agent in connection with accumulation, open-account or similar plans (including without limitation any periodic investment plan or periodic withdrawal program) that are customary for open-end management investment companies including: (A) maintaining all
         Shareholder accounts, (B) preparing Shareholder meeting lists, (C) mailing proxies to Shareholders, (D) mailing Shareholder reports and prospectuses to current Shareholders, (E) withholding taxes on U.S. resident and non-resident alien accounts, (F) preparing and filing U.S. Treasury Department Forms 1099 and other appropriate forms required by federal authorities with respect to distributions for Shareholders, (G) preparing and mailing confirmation forms and statements of account to Shareholders for all purchases and redemptions of Shares and other confirmable transactions in Shareholder accounts, (H) preparing and mailing activity statements for Shareholders, and (I) providing Shareholder account information;

         (ii) receive for acceptance orders for the purchase of Shares and promptly deliver payment and appropriate documentation therefor to the custodian of the applicable Fund (the "Custodian") or, in the case of Fund's operating in a master-feeder or fund of funds structure, to the transfer agent or interestholder recordkeeper for the master portfolios in which the Fund invests;

         (iii) pursuant to purchase orders, issue the appropriate number of Shares and hold such Shares in the appropriate Shareholder account;

         (iv) receive for acceptance redemption requests and deliver the appropriate documentation therefor to the Custodian or, in the case of Fund's operating in a master-feeder or fund of funds structure, to the transfer agent or interestholder recordkeeper for the master portfolios in which the Fund invests;

         (v) as and when it receives monies paid to it by the Custodian with respect to any redemption, pay the redemption proceeds as required by the prospectus pursuant to which the redeemed Shares were offered and as instructed by the redeeming Shareholders;

         (vi) effect   transfers  of   Shares  upon    receipt  of   appropriate
         instructions from Shareholders;

         (vii) prepare and transmit to Shareholders (or credit the appropriate Shareholder accounts) payments for all distributions declared by the Trust with respect to Shares;

         (viii) issue share certificates and replacement share certificates for those share certificates alleged to have been lost, stolen, or destroyed upon receipt by Forum of indemnification satisfactory to Forum and protecting Forum and the Trust and, at the option of Forum, issue replacement certificates in place of mutilated share certificates upon presentation thereof without requiring indemnification;

         (ix) receive from Shareholders or debit Shareholder accounts for sales commissions, including contingent deferred, deferred and other sales charges, and service fees (i.e., wire redemption charges) and prepare and transmit payments to underwriters, selected dealers and others for commissions and service fees received;

         (x) track shareholder accounts by financial intermediary source and otherwise as requested by the Trust and provide periodic reporting to the Trust or its administrator or other agent;

         (xi) maintain records of account for and provide reports and statements to the Trust and Shareholders as to the foregoing;

         (xii) record the issuance of Shares of the Trust and maintain pursuant to Rule 17Ad-10(e) under the Securities Exchange Act of 1934, as amended ("1934 Act") a record of the total number of Shares of the Trust, each Fund and each Class thereof, that are authorized, based upon data provided to it by the Trust, and are issued and outstanding and provide the Trust on a regular basis a report of the total number of Shares that are authorized and the total number of Shares that are issued and outstanding; and

         (xiii) provide a system that will enable the Trust to calculate the total number of Shares of each Fund and Class thereof sold in each State.

         (b) OTHER SERVICES.  Forum   shall  provide  the  following  additional
         services on behalf of the Trust and such other services agreed to in writing by the Trust and Forum:

         (i) monitor  and   make  appropriate   filings  with  respect   to  the
         escheatment laws of the various states and territories of the United States; and

         (ii) receive and tabulate proxy  votes/oversee  the activities of proxy
         solicitation   firms  and   coordinate  the  tabulation  of  proxy  and
         shareholder meeting votes.

         (c) BLUE SKY MATTERS. The Trust or its administrator or other agent (i) shall identify to Forum in writing those transactions and assets to be treated as exempt from reporting for each state and territory of the United States and for each foreign jurisdiction (collectively "States") and (ii) shall monitor the sales activity with respect to Shareholders domiciled or resident in each State. The responsibility of Forum for the Trust's State registration status is solely limited to the reporting of transactions to the Trust, and Forum shall have no obligation, when recording the issuance of Shares, to monitor the issuance of such Shares or to take cognizance of any laws relating to the issue or sale of such Shares, which functions shall be the sole responsibility of the Trust or its administrator or other agent.

         (d) SAFEKEEPING. Forum shall establish and maintain facilities and procedures reasonably acceptable to the Trust for the safekeeping, control, preparation and use of share certificates, check forms, and facsimile signature imprinting devices. Forum shall establish and maintain facilities and procedures reasonably acceptable to the Trust for safekeeping of all records maintained by Forum pursuant to this Agreement.

         (e) COOPERATION WITH ACCOUNTANTS. Forum shall cooperate with each Fund's independent public accountants and shall take reasonable action to make all necessary information available to the accountants for the performance of the accountants' duties.

         (f) RESPONSIBILITY FOR COMPLIANCE WITH LAW. Except with respect to Forum's duties as set forth in this Section 2 and except as otherwise specifically provided herein, the Trust assumes all responsibility for ensuring that the Trust complies with all applicable requirements of the Securities Act, the 1940 Act and any laws, rules and regulations of governmental authorities with jurisdiction over the Trust. All references to any law in this Agreement shall be deemed to include reference to the applicable rules and regulations promulgated under authority of the law and all official interpretations of such law or rules or regulations.

         SECTION 3. RECORDKEEPING

         (a) PREDECESSOR RECORDS. Prior to the commencement of Forum's responsibilities under this Agreement, if applicable, the Trust shall deliver or cause to be delivered over to Forum (i) an accurate list of Shareholders of the Trust, showing each Shareholder's address of record, number of Shares owned and whether such Shares are represented by outstanding share certificates and (ii) all Shareholder records, files, and other materials necessary or appropriate for proper performance of the functions assumed by Forum under this Agreement (collectively referred to as the "Materials"). The Trust shall on behalf of each applicable Fund or Class indemnify and hold Forum harmless from and against any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to any error, omission, inaccuracy or other deficiency of the Materials, or out of the failure of the Trust to provide any portion of the Materials or to provide any information in the Trust's possession or control reasonably needed by Forum to perform the services described in this Agreement.

         (b) RECORDKEEPING. Forum shall keep records relating to the services to be performed under this Agreement, in the form and manner as it may deem advisable and as required by applicable law. To the extent required by Section 31 of the 1940 Act, and the rules thereunder, Forum agrees that all such records prepared or maintained by Forum relating to the services to be performed by Forum under this Agreement are the property of the Trust and will be preserved, maintained and made available in accordance with Section 31 of the 1940 Act and the rules thereunder, and will be surrendered promptly to the Trust on and in accordance with the Trust's request. The Trust and the Trust's authorized representatives shall have access to Forum's records relating to the services to be performed under this Agreement at all times during Forum's normal business hours. Upon the reasonable request of the Trust, copies of any such records shall be provided promptly by Forum to the Trust or the Trust's authorized representatives.

         (c) CONFIDENTIALITY OF RECORDS. Forum and the Trust agree that all books, records, information, and data pertaining to the business of the other party which are exchanged or received pursuant to the negotiation or the carrying out of this Agreement shall remain confidential, and shall not be voluntarily disclosed to any other person, except as may be required by law.

         (d) INSPECTION OF RECORDS BY OTHERS. In case of any requests or demands for the inspection of the Shareholder records of the Trust, Forum will endeavor to notify the Trust and to secure instructions from an authorized officer of the Trust as to such inspection. Forum shall abide by the Trust's instructions for granting or denying the inspection; provided, however, that Forum may grant the inspection without instructions if Forum is advised by counsel to Forum that failure to do so will result in liability to Forum.

         SECTION 4.  ISSUANCE AND TRANSFER OF SHARES

         (a) ISSUANCE OF SHARES. Forum shall make original issues of Shares of each Fund and Class thereof in accordance with the Trust's then current prospectus only upon receipt of (i) instructions requesting the issuance, (ii) a certified copy of a resolution of the Board authorizing the issuance, (iii) necessary funds for the payment of any original issue tax applicable to such Shares, and (iv) an opinion of the Trust's counsel as to the legality and validity of the issuance, which opinion may provide that it is contingent upon the filing by the Trust of an appropriate notice with the SEC, as required by
Section 24 of the 1940 Act or the rules thereunder.  If the opinion described in
(iv) above is contingent upon a filing under Section 24 of the 1940 Act, the Trust shall indemnify Forum for any liability arising from the failure of the Trust to comply with that section or the rules thereunder.

         (b) TRANSFER OF SHARES. Transfers of Shares of each Fund and Class thereof shall be registered on the Shareholder records maintained by Forum. In registering transfers of Shares, Forum may rely upon the Uniform Commercial Code as in effect in the State of Delaware or any other statutes that, in the opinion of Forum's counsel, protect Forum and the Trust from liability arising from (i) not requiring complete documentation, (ii) registering a transfer without an adverse claim inquiry, (iii) delaying registration for purposes of such inquiry or (iv) refusing registration whenever an adverse claim requires such refusal. As Transfer Agent, Forum will be responsible for delivery to the transferor and transferee of such documentation as is required by the Uniform Commercial Code.

         SECTION 5.  SHARE CERTIFICATES

         (a) CERTIFICATES. The Trust shall furnish to Forum a supply of blank share certificates of each Fund and Class thereof and, from time to time, will renew such supply upon Forum's request. Blank share certificates shall be signed manually or by facsimile signatures of officers of the Trust authorized to sign by the Organic Documents of the Trust and, if required by the Organic Documents, shall bear the Trust's seal or a facsimile thereof. Unless otherwise directed by the Trust, Forum may issue or register Share certificates reflecting the manual or facsimile signature of an officer who has died, resigned or been removed by the Trust.

         (b) ENDORSEMENT; TRANSPORTATION. New Share certificates shall be issued by Forum upon surrender of outstanding Share certificates in the form deemed by Forum to be properly endorsed for transfer and satisfactory evidence of compliance with all applicable laws relating to the payment or collection of taxes. Forum shall forward Share certificates in "non-negotiable" form by first-class or registered mail, or by whatever means Forum deems equally reliable and expeditious. Forum shall not mail Share certificates in "negotiable" form unless requested in writing by the Trust and fully indemnified by the Trust to Forum's satisfaction.

         (c) NON-ISSUANCE OF CERTIFICATES. In the event that the Trust informs Forum that any Fund or Class thereof does not issue share certificates, Forum shall not issue any such share certificates and the provisions of this Agreement relating to share certificates shall not be applicable with respect to those Funds or Classes thereof.

         SECTION 6.  SHARE PURCHASES; ELIGIBILITY TO RECEIVE DISTRIBUTIONS

         (a) PURCHASE ORDERS. Shares shall be issued in accordance with the terms of a Fund's or Class' prospectus after Forum or its agent receives either:

         (i) (A) an instruction directing investment in a Fund or Class, (B) a check (other than a third party check) or a wire or other electronic payment in the amount designated in the instruction and (C), in the case of an initial purchase, a completed account application; or

         (ii) the information required for purchases pursuant to a selected dealer agreement, processing organization agreement, or a similar contract with a financial intermediary.

         (b) DISTRIBUTION ELIGIBILITY. Shares issued in a Fund after receipt of a completed purchase order shall be eligible to receive distributions of the Fund at the time specified in the prospectus pursuant to which the Shares are offered.

         (c) DETERMINATION OF FEDERAL FUNDS. Shareholder payments shall be considered Federal Funds no later than on the day indicated below unless other times are noted in the prospectus of the applicable Class or Fund:

         (i) for a wire received, at the time of the receipt of the wire;

         (ii) for a check drawn on a member bank of the Federal Reserve System, on the second Fund Business Day following receipt of the check; and

         (iv) for a check drawn on an institution that is not a member of the Federal Reserve System, at such time as Forum is credited with Federal Funds with respect to that check.

         SECTION 7.  FEES AND EXPENSES

         (a) FEES. For the services provided by Forum pursuant to this Agreement, the Trust, on behalf of each Fund, agrees to pay Forum the fees set forth in Clauses (i) and (ii) of Appendix B hereto. Fees will begin to accrue for each Fund on the latter of the date of this Agreement or the date of commencement of operations of the Fund. If fees begin to accrue in the middle of a month or if this Agreement terminates before the end of any month, all fees for the period from that date to the end of that month or from the beginning of that month to the date of termination, as the case may be, shall be prorated according to the proportion that the period bears to the full month in which the effectiveness or termination occurs. Upon the termination of this Agreement with respect to a Fund, the Trust shall pay to Forum such compensation as shall be payable prior to the effective date of termination.

         (b) EXPENSES. In connection with the services provided by Forum pursuant to this Agreement, the Trust, on behalf of each Fund, agrees to reimburse Forum for the expenses set forth in Appendix B hereto. In addition, the Trust, on behalf of the applicable Fund, shall reimburse Forum for all expenses and employee time (at 150% of salary) attributable to any review of the Trust's accounts and records by the Trust's independent accountants or any regulatory body outside of routine and normal periodic reviews.

         (c) PAYMENT. All fees and reimbursements are payable in arrears on a monthly basis and the Trust, on behalf of the applicable Fund, agrees to pay all fees and reimbursable expenses within five (5) business days following receipt` of the respective billing notice.

         SECTION 8.  REPRESENTATIONS AND WARRANTIES

         (a) REPRESENTATIONS AND WARRANTIES OF FORUM. Forum represents and warrants to the Trust that:

         (i) It is a corporation duly organized and existing and in good standing under the laws of the State of Delaware.

         (ii) It is duly qualified to carry on its business in the State of Maine.

         (iii) It is empowered under applicable laws and by its Article of Incorporation and Bylaws to enter into this Agreement and perform its duties under this Agreement.

         (iv)     All  requisite  corporate  proceedings  have  been  taken   to
         authorize it to enter into this Agreement and perform its duties under this Agreement.

         (v) It has access to the necessary facilities, equipment, and personnel to perform its duties and obligations under this Agreement.

         (vi) This Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of Forum, enforceable against Forum in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

         (vii) It is registered as a transfer agent under Section 17A of the 1934 Act.

         (b)      REPRESENTATIONS  AND  WARRANTIES  OF  THE  TRUST.  The   Trust
         represents and warrants to Forum that:

         (i) It is a business trust duly organized and existing and in good standing under the laws of Delaware.

         (ii) It is empowered under applicable laws and by its Organic Documents to enter into this Agreement and perform its duties under this Agreement.

         (iii)    All  requisite  corporate  proceedings  have  been  taken   to
         authorize it to enter into this Agreement and perform its duties under this Agreement.

         (iv) It is an open-end management investment company registered under the 1940 Act.

         (v) This Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the Trust, enforceable against the Trust in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

         (vi) A registration statement under the Securities Act is currently effective and will remain effective, and appropriate State securities law filings have been made and will continue to be made, with respect to all Shares of the Funds and Classes of the Trust being offered for sale.

         SECTION 9.  PROPRIETARY INFORMATION

         (a) PROPRIETARY INFORMATION OF FORUM. The Trust acknowledges that the databases, computer programs, screen formats, report formats, interactive design techniques, and documentation manuals maintained by Forum on databases under the control and ownership of Forum or a third party constitute copyrighted, trade secret, or other proprietary information (collectively, "Proprietary Information") of substantial value to Forum or the third party. The Trust agrees to treat all Proprietary Information as proprietary to Forum and further agrees that it shall not divulge any Proprietary Information to any person or organization except as may be provided under this Agreement.

         (b) PROPRIETARY INFORMATION OF THE TRUST. Forum acknowledges that the Shareholder list and all information related to Shareholders furnished to Forum by the Trust or by a Shareholder in connection with this Agreement (collectively, "Customer Data") constitute proprietary information of substantial value to the Trust. In no event shall Proprietary Information be deemed Customer Data. Forum agrees to treat all Customer Data as proprietary to the Trust and further agrees that it shall not divulge any Customer Data to any person or organization except as may be provided under this Agreement or as may be directed by the Trust.

         SECTION 10.  INDEMNIFICATION

         (a) INDEMNIFICATION OF FORUM. Forum shall not be responsible for, and the Trust shall on behalf of each applicable Fund or Class thereof indemnify and hold Forum harmless from and against, any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to:

         (i) all actions of Forum or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without gross negligence or willful misconduct;

         (ii) the Trust's lack of good faith or the Trust's gross negligence or willful misconduct;

         (iii) the reliance on or use by Forum or its agents or subcontractors of information, records, documents or services which have been prepared, maintained or performed by the Trust or any other person or firm on behalf of the Trust, including but not limited to any previous transfer agent or registrar;

         (iv) the reasonable reliance on, or the carrying out by Forum or its agents or subcontractors of, any instructions or requests of the Trust on behalf of the applicable Fund; and

         (v) the offer or sale of Shares in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any State that such Shares be registered in such State or in violation of any stop order or other determination or ruling by any federal agency or any State with respect to the offer or sale of such Shares in such State.

         (b) INDEMNIFICATION OF TRUST. Forum shall indemnify and hold the Trust and each Fund or Class thereof harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributed to any action or failure or omission to act by Forum as a result of Forum's lack of good faith, gross negligence or willful misconduct with respect to the services performed under or in connection with this Agreement.

         (c) RELIANCE. At any time Forum may apply to any officer of the Trust for instructions, and may consult with legal counsel to the Trust or to Forum with respect to any matter arising in connection with the services to be performed by Forum under this Agreement, and Forum and its agents or subcontractors shall not be liable and shall be indemnified by the Trust on behalf of the applicable Fund for any action taken or omitted by it in reasonable reliance upon such instructions or upon the advice of such counsel. Forum, its agents and subcontractors shall be protected and indemnified in acting upon (i) any paper or document furnished by or on behalf of the Trust, reasonably believed by Forum to be genuine and to have been signed by the proper person or persons, (ii) any instruction, information, data, records or documents provided Forum or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Trust, and (iii) any authorization, instruction, approval, item or set of data, or information of any kind transmitted to Forum in person or by telephone, vocal telegram or other electronic means, reasonably believed by Forum to be genuine and to have been given by the proper person or persons. Forum shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Trust. Forum, its agents and subcontractors shall also be protected and indemnified in recognizing share certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Trust, and the proper countersignature of any former transfer agent or former registrar or of a co-transfer agent or co-registrar of the Trust.

         (d) RELIANCE ON ELECTRONIC INSTRUCTIONS. If the Trust has the ability to originate electronic instructions to Forum in order to (i) effect the transfer or movement of cash or Shares or (ii) transmit Shareholder information or other information, then in such event Forum shall be entitled to rely on the validity and authenticity of such instruction without undertaking any further inquiry as long as such instruction is undertaken in conformity with security procedures established by Forum from time to time.

         (e) USE OF FUND/SERV AND NETWORKING. The Trust has authorized or in the future may authorize Forum to act as a "Mutual Fund Services Member" for the Trust or various Funds. Fund/SERV and Networking are services sponsored by the National Securities Clearing Corporation ("NSCC") and as used herein have the meanings as set forth in the then current edition of NSCC RULES AND PROCEDURES published by NSCC or such other similar publication as may exist from time to time. The Trust shall indemnify and hold Forum harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising directly or indirectly out of or attributed to any action or failure or omission to act by NSCC.

         (f) NOTIFICATION OF CLAIMS. In order that the indemnification provisions contained in this Section shall apply, upon the assertion of a claim for which either party may be required to indemnify the other, the party seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification in the defense of such claim or to defend against said claim in its own name or in the name of the other party. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party's prior written consent.

         SECTION 11.  EFFECTIVENESS, DURATION AND TERMINATION

         (a) EFFECTIVENESS. This Agreement shall become effective as between Forum and the Trust on the date first above written, and shall become effective with respect to a Fund or a Class on the later of the date on which the Trust's Registration Statement with respect to such Fund or Class becomes effective or the date of the commencement of operations of the Fund or Class. Upon effectiveness of this Agreement, it shall supersede all previous agreements between the parties hereto covering the subject matter hereof insofar as such Agreement may have been deemed to relate to the Trust or the Funds.

         (b) DURATION. This Agreement shall continue in effect until terminated, either in its entirety or with respect to a Fund, as applicable; PROVIDED, HOWEVER, that its continuance shall be specifically approved or ratified with such frequency and in the manner required by applicable law.

         (c) TERMINATION. This Agreement shall continue in effect until terminated, either in its entirety or with respect to a Fund, as applicable; PROVIDED, HOWEVER, that its continuance shall be specifically approved or ratified with such frequency and in the manner required by applicable law. This Agreement may be terminated at any time, in its entirety or with respect to a Fund, without the payment of any penalty:

         (i) with or without cause, by either party on at least ninety [90] days' written notice to the other party.

         (ii) for cause, by the non breaching party on at least thirty (30) days' written notice thereof to the other party, if the other party has materially breached any of its obligations hereunder including, with respect to Forum, the failure by Forum to act consistently with the standard of care set forth in Section 10(a)(i); PROVIDED, HOWEVER, that
         (A) the termination notice shall describe the breach, and (B) no such termination shall be effective if, with respect to any breach that is capable of being cured prior to the date set forth in the termination notice, the breaching party has cured such breach to the reasonable satisfaction of the non-breaching party.

         (d) COOPERATION WITH SUCCESSORS; COSTS. Upon notice of termination of this Agreement by either party, Forum shall promptly transfer to the successor transfer agent the original or copies of all books and records maintained by Forum under this Agreement including, in the case of records maintained on computer systems, copies of such records in machine-readable form, and shall cooperate with, and provide reasonable assistance to, the successor transfer agent in the establishment of the books and records necessary to carry out the successor transfer agent's responsibilities. Should the Trust exercise its right to terminate this Agreement, the Trust shall reimburse Forum for Forum's costs associated with the copying and movement of records and material to any successor person and providing assistance to any successor person in the establishment of the accounts and records necessary to carry out the successor's responsibilities ("termination costs"); PROVIDED, HOWEVER, that, notwithstanding anything herein to the contrary, the Trust shall have no obligation to reimburse Forum for such expenses and employee time if the Trust has terminated this Agreement pursuant to clause (ii) of subsection (c) above. Forum and the Trust agree that to cover termination costs, Forum shall receive an amount equal to the average monthly fees and expenses paid to Forum under this Agreement for the six full months preceding such termination.

         (e) SURVIVAL. The provisions of Sections 7, 9 and 10 shall survive any termination of this Agreement.

         SECTION 12. ADDITIONAL FUNDS AND CLASSES. In the event that the Trust establishes one or more series of Shares or one or more classes of Shares after the effectiveness of this Agreement, such series of Shares or classes of Shares, as the case may be, shall become Funds and Classes under this Agreement. Forum or the Trust may elect not to make and such series or classes subject to this Agreement.

         SECTION 13. ASSIGNMENT. Except as otherwise provided in this Agreement, neither this Agreement nor any rights or obligations under this Agreement may be assigned by any party without the written consent of the other party. This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns. Forum may, without further consent on the part of the Trust, (i) assign this agreement to any affiliate of Forum or (ii) subcontract for the performance hereof with any entity, including an affiliate of Forum; PROVIDED HOWEVER, that Forum shall be as fully responsible to the Trust for the acts and omissions of any subcontractor as Forum is for its own acts and omissions.

         SECTION 14. FORCE MAJEURE. Forum shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails or any transportation medium, communication system or power supply.

         SECTION 15. LIMITATIONS OF LIABILITY OF THE TRUSTEES AND SHAREHOLDERS, OFFICERS, EMPLOYEES AND AGENTS. The trustees of the Trust and the shareholders of each Fund shall not be liable for any obligations of the Trust or of the Funds under this Agreement, and Forum agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or the Fund to which Forum's rights or claims relate in settlement of such rights or claims, and not to the trustees of the Trust or the shareholders of the Funds.

         SECTION 16. TAXES. Forum shall not be liable for any taxes, assessments or governmental charges that may be levied or assessed on any basis whatsoever in connection with the Trust or any Shareholder or any purchase of Shares, excluding taxes assessed against Forum for compensation received by it under this Agreement.

         SECTION 17. MISCELLANEOUS

         (a) NO CONSEQUENTIAL DAMAGES. Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.

         (b) AMENDMENTS. No provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto.

         (c)  CHOICE  OF  LAW.  This  Agreement  shall  be  construed  and   the
provisions thereof interpreted under and in accordance with the laws of the State of Delaware.

         (d) ENTIRE AGREEMENT. This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof whether oral or written.

         (e) COUNTERPARTS. This Agreement may be executed by the parties hereto on any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.

         (f) SEVERABILITY. If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

         (g) HEADINGS. Section and paragraph headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.

         (h)  NOTICES.  Notices,   requests,   instructions  and  communications
received by the parties at their respective principal addresses, or at such other address as a party may have designated in writing, shall be deemed to have been properly given.

         (i) BUSINESS DAYS. Nothing contained in this Agreement is intended to or shall require Forum, in any capacity hereunder, to perform any functions or duties on any day other than a Fund Business Day. Functions or duties normally scheduled to be performed on any day that is not a Fund Business Day shall be performed on, and as of, the next Fund Business Day, unless otherwise required by law.

         (j) DISTINCTION OF FUNDS. Notwithstanding any other provision of this Agreement, the parties agree that the assets and liabilities of each Fund of the Trust are separate and distinct from the assets and liabilities of each other Fund and that no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise.

         (k) NONLIABILITY OF AFFILIATES. No affiliated person (as that term is defined in the 1940 Act), employee, agent, director, officer or manager of Forum shall be liable at law or in equity for Forum's obligations under this Agreement.

         (L) REPRESENTATION OF SIGNATORIES. Each of the undersigned expressly warrants and represents that they have full power and authority to sign this Agreement on behalf of the party indicated and that their signature will bind the party indicated to the terms hereof.


         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in their names and on their behalf by and through their duly authorized persons, as of the day and year first above written.

                                        FORUM FUNDS


                                        By:  /S/ JOHN Y. KEFFER
                                             -----------------------------------
                                                  John Y. Keffer
                                                  President


                                        FORUM SHAREHOLDER SERVICES, LLC


                                        By:  /S/ LISA J. WEYMOUTH
                                             -----------------------------------
                                                  Lisa J. Weymouth
                                                  Director

                                   FORUM FUNDS
                     TRANSFER AGENCY AND SERVICEs AGREEMENT

                                   APPENDIX A
                         FUNDS AND CLASSES OF THE TRUST
                                  MAY 13, 2002

                            Austin Global Equity Fund
                           BrownIA Growth Equity Fund
                          BrownIA Small-Cap Growth Fund
                           BrownIA Maryland Bond Fund
                           DF Dent Premier Growth Fund
                                Equity Index Fund
                         Fountainhead Kaleidoscope Fund
                         Fountainhead Special Value Fund
                               Investors Bond Fund
                            Maine TaxSaver Bond Fund
                         Mastrapasqua Growth Value Fund
                        New Hampshire TaxSaver Bond Fund
                              Payson Balanced Fund
                                Payson Value Fund
                            Polaris Global Value Fund
                                   Shaker Fund
                               TaxSaver Bond Fund
                                The Advocacy Fund
                            Winslow Green Growth Fund

                                INVESTOR SHARES:
                          Daily Assets Government Fund
                    Daily Assets Government Obligations Fund
                             Daily Assets Cash Fund

                              INSTITUTIONAL SHARES:
                     Daily Assets Treasury Obligations Fund
                    Daily Assets Government Obligations Fund
                          Daily Assets Government Fund
                             Daily Assets Cash Fund

                          INSTITUTIONAL SERVICE SHARES:
                     Daily Assets Treasury Obligations Fund
                          Daily Assets Government Fund
                    Daily Assets Government Obligations Fund
                             Daily Assets Cash Fund

                                   FORUM FUNDS
                     TRANSFER AGENCY AND SERVICES AGREEMENT

                                   APPENDIX B
                                  MAY 13, 2002

I.       FEES

----------------------------------------------------------- -------------------------------------------------

FUND/CLASS                                                  FEE4
----------------------------------------------------------- -------------------------------------------------

----------------------------------------------------------- -------------------------------------------------
Austin Global Equity Fund                                   $1,000/month
                                                            $25/year per shareholder account
----------------------------------------------------------- -------------------------------------------------
BrownIA Growth Equity Fund                                  $2,000/month per fund (where there is only one
BrownIA Maryland Municipal Bond Fund                        fund)
BrownIA Small-Cap Growth Fund                               $1,500/month per fund (when there is more than
                                                            one fund)
                                                            $1,000/month per each additional class of a
                                                            fund above one
                                                            $25/year per open shareholder account $5/year
                                                            per closed shareholder account
----------------------------------------------------------- -------------------------------------------------
DF Dent Premier Growth Fund                                 $2,000/month
                                                            $24/year per shareholder account
----------------------------------------------------------- -------------------------------------------------
Equity Index                                                0.25%
Payson Balanced Fund                                        $1,000/month
Payson Value Fund                                           $18/year per shareholder account
----------------------------------------------------------- -------------------------------------------------
Investors Bond Fund                                         Prior to June 1, 2002
Maine TaxSaver Bond Fund                                      0.25%
New Hampshire Bond Fund                                       $1,000/month
TaxSaver Bond Fund                                            $18/year per shareholder account
                                                            Effective June 1, 2002
                                                              $1,500/month
                                                              $18/year per shareholder account
----------------------------------------------------------- -------------------------------------------------
Fountainhead Special Value Fund                             $2,000/month for first fund
                                                            $1,800/month for each additional fund
                                                            $24/year per shareholder account
                                                            $12/year per networked account
                                                            $3/year per closed account
---------------------------------------------------------- -------------------------------------------------
Mastrapasqua Growth Value Fund                              $1,500/month
                                                            $18/year per shareholder account
----------------------------------------------------------- -------------------------------------------------

4 Fees are per fund and % based fees are calculated based on a % of the annual average daily net assets of a fund.

                                   FORUM FUNDS
                     TRANSFER AGENCY AND SERVICES AGREEMENT

Appendix B

                                  MAY 13, 2002

I.       FEES (CONTINUED)

----------------------------------------------------------- -------------------------------------------------
                                                                                  Fee
FUND/CLASS
----------------------------------------------------------- -------------------------------------------------

----------------------------------------------------------- -------------------------------------------------
Polaris Global Value Fund                                   $2,000/month
                                                            Annual shareholder account fees of $25 per
                                                            shareholder account
----------------------------------------------------------- -------------------------------------------------
Shaker Fund                                                 $2,000/month for first CUSIP
                                                            $1,800/month each, for second through fifth
                                                            CUSIP
                                                            $24/year per shareholder account
----------------------------------------------------------- -------------------------------------------------
The Advocacy Fund                                           $2,000/month
                                                            $500/month internet service fee
                                                            $24/year per shareholder account
----------------------------------------------------------- -------------------------------------------------
Winslow Green Growth Fund                                   $2,000/month
                                                            $24/year per shareholder account
                                                            $500/month for internet services
----------------------------------------------------------- -------------------------------------------------
Daily Assets Treasury Obligations Fund                      0.05%
Daily Assets Government Fund                                $1,000/month
Daily Assets Government Obligations Fund                    $18/year per shareholder account
Daily Assets Cash Fund
     INSTITUTIONAL SHARES
----------------------------------------------------------- -------------------------------------------------
Daily Assets Treasury Obligations Fund                      0.10%
Daily Assets Government Fund                                $1,000/month
Daily Assets Government Obligations Fund                    $18/year per shareholder account
Daily Assets Cash Fund
     INSTITUTIONAL SERVICE SHARES
----------------------------------------------------------- -------------------------------------------------
Daily Assets Government Fund                                0.25%
Daily Assets Government Obligations Fund                    $1,000/month
Daily Assets Cash Fund                                      $18/year per shareholder account
     INVESTOR SHARES
----------------------------------------------------------- -------------------------------------------------

                                   FORUM FUNDS
                     TRANSFER AGENCY AND SERVICES AGREEMENT

Appendix B

                                  MAY 13, 2002


(II)     OUT-OF-POCKET AND RELATED EXPENSES

         The Trust, on behalf of the applicable Fund, shall reimburse Forum for all out-of-pocket and ancillary expenses in providing the services described in this Agreement, including but not limited to the cost of (or appropriate share of the cost of): (i) stock for statements, confirmations, applications, forms, certificates, checks, drafts, envelope and stationery, (ii) printing and clearing of checks and drafts, (iii) literature fulfillment, statement, confirmation, tax form and letter preparation, insertion, mailing and delivery, (iv) communications, including (if utilized) $500/month per telephone line plus $0.50 per call for voice response services, (v) NSCC Mutual Fund Service Member fees and expenses, (vi) fees and expenses of outside proxy solicitors and tabulators, (vii) record storage, imaging, microfilm and microfiche, (viii) reproduction, (ix) escheatment, and
         (x) travel requested by the Trust. In addition, any other expenses incurred by Forum with respect to compliance by the Trust with any new laws or regulations that come into effect after the date of the Agreement, or incurred by Forum at the request or with the consent of the Trust, will be reimbursed by the Trust on behalf of the applicable Fund. Notwithstanding the foregoing, the Trust shall not be required to reimburse Forum for Forum's out-of-pocket costs relating to banking services (DDA account, wire and ACH, check and draft clearing and lock box fees and charges).

                                                               EXHIBIT 16(13)(H)



                                   FORUM FUNDS
                            SHAREHOLDER SERVICE PLAN

                                  March 1, 2000
                           As Amended August __, 2002

         This Shareholder Services Plan (the "Plan") is adopted by Forum Funds (the "Trust") with respect to the shares of beneficial interest ("Shares") of each fund of the Trust or class thereof identified in Appendix A hereto (each a "Fund," collectively the "Funds").

         SECTION 1.  APPOINTMENT

         In consideration of the services provided by Forum Administrative Services, LLC ("Forum") to the Trust as described herein, the Trust hereby appoints Forum as agent to perform the services for the period and on the terms set forth in this Agreement. Forum accepts such appointment and agrees to furnish the services described herein, in return for the compensation specified in Section 3 of this Agreement. Forum agrees to comply with all relevant provisions of the Investment Company Act of 1940, as amended (the "Act"), and the Securities Exchange Act of 1934, as amended, and applicable rules and regulations thereunder in performing the services described herein.

         SECTION 2.  SERVICE ACTIVITIES

         Forum shall perform, or arrange for the performance of, certain activities relating to the servicing and maintenance of shareholder accounts not otherwise provided by each Fund's transfer agent ("Shareholder Servicing Activities"). Shareholder Servicing Activities shall include one or more of the following: (a) establishing and maintaining accounts and records for shareholders of a Fund; (b) answering client inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (c) providing necessary personnel and facilities to establish and maintain client accounts and records; (d) assisting clients in arranging for processing purchase, exchange and redemption transactions; (e) arranging for the wiring of funds; (f) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (g) integrating periodic statements with other shareholder transactions; and (h) providing such other related services as the shareholder may request.

         SECTION 3.  COMPENSATION

         As compensation for Forum's Shareholder Servicing Activities, the Trust shall pay Forum, with respect to each Fund, a fee at an annual rate as list in Appendix A (the "Payments"). The Payments shall be accrued daily and paid monthly. A Fund shall not directly or indirectly pay any amounts, whether Payments or otherwise, that exceed any applicable limits imposed by law or the National Association of Securities Dealers, Inc.

         SECTION 4.  SERVICE AGREEMENTS

         Forum is authorized to enter into shareholder service agreements ("Servicing Agreements") with financial institutions or other persons who provide Shareholder Servicing Activities to the Funds ("Service Providers"). Forum may pay any or all amounts of the Payments to the Service Providers for Shareholder Service Activities. To the extent practicable, each such Agreement shall contain a representation by the Service Provider that any compensation payable to the Service Provider in connection with the investment in a Fund of the assets of its customers (i) will be disclosed by the Service Provider to its customers if required by law, (ii) will be authorized by its customers if customer authorization is required, and (iii) will not result in an excessive fee to the Service Provider.

         SECTION 5.  REVIEW AND RECORDS

         (a) Forum shall prepare and furnish to the Board of Trustees of the Trust (the "Board"), and the Board shall review at least quarterly, written reports setting forth all amounts expended under the Plan by Forum and identifying the activities for which the expenditures were made.

         (b) The Trust shall preserve copies of the Plan, each agreement related to the Plan and each report prepared and furnished pursuant to this Section.

         SECTION 6.  EFFECTIVENESS, AMENDMENT AND TERMINATION

         With respect to each Fund:

         (a) This Plan shall become effective on the date indicated in Appendix A and, upon its effectiveness, shall supersede all previous Plans covering the Fund regarding the subject matter hereof.

         (b) Any material amendment to the Plan shall be effective only upon approval of the Board, including a majority of the Trustees who are not interested persons of the Trust (the "Disinterested Trustees").

         (c) The Plan may be terminated without penalty at any time (1) by vote of a majority of the Board and a majority of the Disinterested Trustees or (2) by Forum.

         SECTION 7.  LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

         The Trustees of the Trust and the shareholders of each Fund shall not be liable for any obligations of the Trust or of the Funds under the Plan, and Forum agrees that, in asserting any rights or claims under this Plan, it shall look only to the assets and property of the Trust or the Fund to which Forum's rights or claims relate in settlement of such rights or claims, and not to the Trustees of the Trust or the shareholders of the Funds.

         SECTION 8.  MISCELLANEOUS

         (a) With the exception of Appendix A, no provision of this Plan may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto and, if required by the Act, by a vote of a majority of the outstanding voting securities of any Fund thereby affected.

         (b) No amendment to this Plan or the termination of this Plan with respect to a Fund shall affect this Plan as it pertains to any other Fund, nor shall any such amendment require the vote of the shareholders of any other Fund.

         (c) Neither party to this Plan shall be liable to the other party for consequential damages under any provision of this Plan.

         (d) This Plan shall be governed by, and the provisions of this Plan shall be construed and interpreted under and in accordance with, the laws of the State of Delaware.

         (e) This Plan constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof, whether oral or written.

         (f) This Plan may be executed by the parties hereto in any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.

         (g) If any part, term or provision of this Plan is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Plan did not contain the particular part, term or provision held to be illegal or invalid. This Plan shall be construed as if drafted jointly by both Forum and Trust and no presumptions shall arise favoring any party by virtue of authorship of any provision of this Plan.

         (h) Section headings in this Plan are included for convenience only and are not to be used to construe or interpret this Plan.

         (i) Notices, requests, instructions and communications received by the parties at their respective principal places of business, or at such other address as a party may have designated in writing, shall be deemed to have been properly given.

         (j) Notwithstanding any other provision of this Plan, the parties agree that the assets and liabilities of each Fund of the Trust are separate and distinct from the assets and liabilities of each other Fund and that no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Plan or otherwise.

         (k) Nothing contained in this Agreement is intended to or shall require Forum, in any capacity hereunder, to perform any functions or duties on any day other than a Fund business day. Functions or duties normally scheduled to be performed on any day which is not a Fund business day shall be performed on, and as of, the next Fund business day, unless otherwise required by law.

         (l) No affiliated person, employee, agent, director, officer or manager of Forum shall be liable at law or in equity for Forum's obligations under this Plan.

         (m) Each of the undersigned warrants and represents that they have full power and authority to sign this Agreement on behalf of the party indicated and that their signature will bind the party indicated to the terms hereof and each party hereto warrants and represents that this Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the party, enforceable against the party in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

         (l) The  terms "vote  of  a  majority   of   the   outstanding   voting
securities," "interested person," and "affiliated person." shall have the meanings ascribed thereto in the 1940 Act.

         IN WITNESS WHEREOF, the parties have caused this Plan to be executed by their officers designated below as of the day first above written.


                                        FORUM FUNDS



                                        /S/ JOHN Y. KEFFER
                                        ----------------------------------------
                                        John Y. Keffer, President


                                        FORUM ADMINISTRATIVE SERVICES, LLC




                                        /S/ LISA J. WEYMOUTH
                                        ----------------------------------------
                                        Lisa J. Weymouth
                                        Director

                                   FORUM FUNDS
                            SHAREHOLDER SERVICE PLAN

                                   APPENDIX A


---------------------------------------- -------------------- -------------------------- ------------------------------------------
                                                                    DATE SUBJECT                         PAYMENTS
FUND                                            CLASS                  TO PLAN                (AS A % OF AVERAGE NET ASSETS)
---------------------------------------- -------------------- -------------------------- ------------------------------------------

---------------------------------------- -------------------- -------------------------- ------------------------------------------
BrownIA Growth Equity Fund                       N/A                March 1, 2000        Up to 0.25%.  Any Payments shall be
                                                                                         limited to amounts paid by Forum to
                                                                                         Service Providers with respect to the
                                                                                         class.
---------------------------------------- -------------------- -------------------------- ------------------------------------------
BrownIA Maryland Bond Fund                       N/A              December 20, 2002      Up to 0.25%.  Any Payments shall be
                                                                                         limited to amounts paid by Forum to
                                                                                         Service Providers with respect to the
                                                                                         class.
---------------------------------------- -------------------- -------------------------- ------------------------------------------
BrownIA Small-Cap Growth Fund               Institutional           March 1, 2000        Up to 0.25%.  Any Payments shall be
                                               Shares                                    limited to amounts paid by Forum to
                                                                                         Service Providers with respect to the
                                                                                         class.
---------------------------------------- -------------------- -------------------------- ------------------------------------------
BrownIA Small-Cap Growth Fund                 A Shares             August __, 2002       Up to 0.25%.  Any Payments shall be
                                                                                         limited to amounts paid by Forum to
                                                                                         Service Providers with respect to each
                                                                                         Fund.
---------------------------------------- -------------------- -------------------------- ------------------------------------------
BrownIA Small-Cap Growth Fund                 B Shares             August __, 2002       Up to 0.25%.  Any Payments shall be
                                                                                         limited to amounts paid by Forum to
                                                                                         Service Providers with respect to the
                                                                                         class.
---------------------------------------- -------------------- -------------------------- ------------------------------------------
BrownIA Small-Cap Growth Fund                 C Shares             August __, 2002       Up to 0.25%.  Any Payments shall be
                                                                                         limited to amounts paid by Forum to
                                                                                         Service Providers with respect to the
                                                                                         class
---------------------------------------- -------------------- -------------------------- ------------------------------------------
BrownIA Short-Intermediate Income Fund        A Shares             August __, 2002       Up to 0.25%.  Any Payments shall be
                                                                                         limited to amounts paid by Forum to
                                                                                         Service Providers with respect to each
                                                                                         Fund.
---------------------------------------- -------------------- -------------------------- ------------------------------------------

                                                               EXHIBIT 16(13)(J)

                                   FORUM FUNDS
                            SHAREHOLDER SERVICE PLAN

                                 April 26, 2001
                             As Amended May 13, 2002


         This Shareholder Services Plan (the "Plan") is adopted by Forum Funds (the "Trust") with respect to the shares of beneficial interest ("Shares") of each fund of the Trust or class thereof identified in Appendix A hereto (each a "Fund," collectively the "Funds").

         SECTION 1.  APPOINTMENT

         In consideration of the services provided by Forum Administrative Services, LLC ("Forum") to the Trust as described herein, the Trust hereby appoints Forum as agent to perform the services for the period and on the terms set forth in this Agreement. Forum accepts such appointment and agrees to furnish the services described herein, in return for the compensation specified in Section 3 of this Agreement. Forum agrees to comply with all relevant provisions of the Investment Company Act of 1940, as amended (the "Act"), and the Securities Exchange Act of 1934, as amended, and applicable rules and regulations thereunder in performing the services described herein.

         SECTION 2.  SERVICE ACTIVITIES

         Forum shall perform, or arrange for the performance of, certain activities relating to the servicing and maintenance of shareholder accounts not otherwise provided by each Fund's transfer agent ("Shareholder Servicing Activities"). Shareholder Servicing Activities shall include one or more of the following: (a) establishing and maintaining accounts and records for shareholders of a Fund; (b) answering client inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (c) providing necessary personnel and facilities to establish and maintain client accounts and records; (d) assisting clients in arranging for processing purchase, exchange and redemption transactions; (e) arranging for the wiring of funds; (f) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (g) integrating periodic statements with other shareholder transactions; and (h) providing such other related services as the shareholder may request.

         SECTION 3.  COMPENSATION

         As compensation for Forum's Shareholder Servicing Activities, the Trust shall pay Forum, with respect to each Fund, a fee at an annual rate as list in Appendix A (the "Payments"). The Payments shall be accrued daily and paid monthly. A Fund shall not directly or indirectly pay any amounts, whether Payments or otherwise, that exceed any applicable limits imposed by law or the National Association of Securities Dealers, Inc.

         SECTION 4.  SERVICE AGREEMENTS

         Forum is authorized to enter into shareholder service agreements ("Servicing Agreements") with financial institutions or other persons who provide Shareholder Servicing Activities to the Funds ("Service Providers"). Forum may pay any or all amounts of the Payments to the Service Providers for Shareholder Service Activities. To the extent practicable, each such Agreement shall contain a representation by the Service Provider that any compensation payable to the Service Provider in connection with the investment in a Fund of the assets of its customers (i) will be disclosed by the Service Provider to its customers if required by law, (ii) will be authorized by its customers if customer authorization is required, and (iii) will not result in an excessive fee to the Service Provider.

         SECTION 5.  REVIEW AND RECORDS

         (a) Forum shall prepare and furnish to the Board of Trustees of the Trust (the "Board"), and the Board shall review at least quarterly, written reports setting forth all amounts expended under the Plan by Forum and identifying the activities for which the expenditures were made.

         (b) The Trust shall preserve copies of the Plan, each agreement related to the Plan and each report prepared and furnished pursuant to this Section.

         SECTION 6.  EFFECTIVENESS, AMENDMENT AND TERMINATION

         With respect to each Fund:

         (a) This Plan shall become effective on the date indicated in Appendix A and, upon its effectiveness, shall supersede all previous Plans covering the Fund regarding the subject matter hereof.

         (b) Any material amendment to the Plan shall be effective only upon approval of the Board, including a majority of the Trustees who are not interested persons of the Trust (the "Disinterested Trustees").

         (c) The Plan may be terminated without penalty at any time (1) by vote of a majority of the Board and a majority of the Disinterested Trustees or (2) by Forum.

         SECTION 7. LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

         The Trustees of the Trust and the shareholders of each Fund shall not be liable for any obligations of the Trust or of the Funds under the Plan, and Forum agrees that, in asserting any rights or claims under this Plan, it shall look only to the assets and property of the Trust or the Fund to which Forum's rights or claims relate in settlement of such rights or claims, and not to the Trustees of the Trust or the shareholders of the Funds.

         SECTION 8.  MISCELLANEOUS

         (a) With the exception of Appendix A, no provision of this Plan may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto and, if required by the Act, by a vote of a majority of the outstanding voting securities of any Fund thereby affected.

         (b) No amendment to this Plan or the termination of this Plan with respect to a Fund shall affect this Plan as it pertains to any other Fund, nor shall any such amendment require the vote of the shareholders of any other Fund.

         (c) Neither party to this Plan shall be liable to the other party for consequential damages under any provision of this Plan.

         (d) This Plan shall be governed by, and the provisions of this Plan shall be construed and interpreted under and in accordance with, the laws of the State of Delaware.

         (e) This Plan constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof, whether oral or written.

         (f) This Plan may be executed by the parties hereto in any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.

         (g) If any part, term or provision of this Plan is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Plan did not contain the particular part, term or provision held to be illegal or invalid. This Plan shall be construed as if drafted jointly by both Forum and Trust and no presumptions shall arise favoring any party by virtue of authorship of any provision of this Plan.

         (h) Section headings in this Plan are included for convenience only and are not to be used to construe or interpret this Plan.

         (i) Notices, requests, instructions and communications received by the parties at their respective principal places of business, or at such other address as a party may have designated in writing, shall be deemed to have been properly given.

         (j) Notwithstanding any other provision of this Plan, the parties agree that the assets and liabilities of each Fund of the Trust are separate and distinct from the assets and liabilities of each other Fund and that no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Plan or otherwise.

         (k) Nothing contained in this Agreement is intended to or shall require Forum, in any capacity hereunder, to perform any functions or duties on any day other than a Fund business day. Functions or duties normally scheduled to be performed on any day which is not a Fund business day shall be performed on, and as of, the next Fund business day, unless otherwise required by law.

         (l) No affiliated person, employee, agent, director, officer or manager of Forum shall be liable at law or in equity for Forum's obligations under this Plan.

         (n) Each of the undersigned warrants and represents that they have full power and authority to sign this Agreement on behalf of the party indicated and that their signature will bind the party indicated to the terms hereof and each party hereto warrants and represents that this Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the party, enforceable against the party in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

         (l) The  terms   "vote  of  a   majority  of  the   outstanding  voting
securities," "interested person," and "affiliated person." shall have the meanings ascribed thereto in the 1940 Act.

         IN WITNESS WHEREOF, the parties have caused this Plan to be executed by their officers designated below as of the day first above written.


                                        FORUM FUNDS



                                        /S/ JOHN Y. KEFFER
                                        ----------------------------------------
                                        John Y. Keffer, President


                                        FORUM ADMINISTRATIVE SERVICES, LLC




                                        /S/ LISA J. WEYMOUTH
                                        ----------------------------------------
                                        Lisa J. Weymouth, Director

                                   FORUM FUNDS
                            SHAREHOLDER SERVICE PLAN

                                   APPENDIX A


--------------------------------------- ----------------------------- -----------------------------------------------
                                                                                         PAYMENTS
FUND/CLASS                                  DATE SUBJECT TO PLAN              (AS A % OF AVERAGE NET ASSETS)
--------------------------------------- ----------------------------- -----------------------------------------------

--------------------------------------- ----------------------------- -----------------------------------------------
Shaker Fund/A Shares                           April 26, 2001         Up to 0.25% of each Fund
--------------------------------------- ----------------------------- -----------------------------------------------
Shaker Fund/B Shares and C Shares             November 5, 2001        Up to 0.25% of each Fund
--------------------------------------- ----------------------------- -----------------------------------------------

                                                                   EXHIBIT 14(A)
CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the incorporation by reference in the Proxy Statement and Prospectus, and the Statement of Additional Information constituting parts of this registration statement on Form N-14 (the "Registration Statement"), of our report dated December 7, 2001 relating to the financial statements and financial highlights appearing in the October 31, 2001 Annual Report to Shareholders of the Emerging Growth Fund, Inc., and of our report dated February 1, 2002 relating to the financial statements and financial highlights appearing in the December 31, 2001 Annual Report to Shareholders of the Short-Intermediate Income Fund, Inc., which are also incorporated by reference into the Registration Statement and references to us under the headings "Experts" and "Financial Highlights" in such Proxy Statement and Prospectus. We also consent to the references to us under the headings "Financial Highlights" in the Emerging Growth Fund, Inc.'s Prospectus dated March 1, 2002 and "Independent Accountants" and "Financial Statements" in the Emerging Growth Fund, Inc.'s Statement of Additional Information dated March 1, 2002, and the references to us under the headings "Financial Highlights" in the Short-Intermediate Income Fund, Inc.'s Prospectus dated May 1, 2002 and "Independent Accountants" and "Financial Statements" in the Short-Intermediate Fund's Statement of Additional Information dated May 1, 2002 which have been incorporated by reference into this Registration Statement.



PricewaterhouseCoopers LLP
Baltimore, Maryland
June 28, 2002

                                                                 EXHIBIT (17)(a)
                                   FORUM FUNDS
                               TWO PORTLAND SQUARE
                              PORTLAND, MAINE 04101

                                      PROXY
                      THIS PROXY IS SOLICITED ON BEHALF OF
                      THE BOARD OF TRUSTEES OF FORUM FUNDS

This proxy is for your use in voting on various matters relating to the EMERGING GROWTH FUND, INC. (the "Fund"). The undersigned shareholder(s) of the Fund, revoking previous proxies, hereby appoint(s) _______________________, ________________________ and ______________________ and each of them (with full power of substitution) the proxies of the undersigned to attend the Special Meeting of the Shareholders of the Fund to be held on September ___, 2002 (the "Special Meeting") and any adjournments thereof, to vote all of the shares of the Fund that the signer would be entitled to vote if personally present at the Special Meeting and on any matter incident to the conduct of the Special Meeting, all as set forth in the Notice of the Special Meeting of Shareholders and Combined Proxy Statement/Prospectus of the Board of Directors. Said proxies are directed to vote or refrain from voting pursuant to the Proxy Statement as indicated upon the matter set forth below.

This proxy will be voted as indicated below. If the proxy is returned signed and no instructions are given, this proxy will be vote FOR the proposal set forth below. The undersigned acknowledges receipt with this proxy of a copy of the
Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus of the Board of Directors.

TO VOTE BY TELEPHONE:
(1) Read the Combined Proxy Statement/Prospectus and have the Proxy card below at hand.
(2)  Call 1-800-690-6903
(3) Enter the 12-diget control number set forth on the Proxy card and follow the simple instructions.

TO VOTE BY INTERNET:
(1) Read the Combined Proxy Statement/Prospectus and have the Proxy card below at hand.
(2)  Go to Website www.proxyvote.com
(3) Enter the 12-diget control number set forth on the Proxy card and follow the simple instructions.

TO VOTE BY MAIL:
(1)  Same as above.
(2) Complete, sign, date and return this proxy promptly using the enclosed envelope. NO POSTAGE IS NECCESARY, IF MAILED WITHIN THE UNITED STATES.

     PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between Emerging Growth Fund, Inc. (the "Fund") and Forum Funds, on behalf of the BrownIA Small-Cap Growth Fund (the "BrownIA Fund"), that provides for the acquisition of all of the assets and assumptions of the liabilities of the Fund in exchange for shares of beneficial interest of the BrownIA Fund and the distribution of BrownIA Fund shares to the Fund shareholders.

                       FOR ____ AGAINST ____ ABSTAIN ____

(NOTE: Checking ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Combined Proxy Statement/Prospectus for the Special Meeting to be held on September ___, 2002. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such. For joint accounts, each owner must sign.

-------------------------------------------                 --------------------
Authorized Signature                                        Date

-------------------------------------------
Printed Name (and Title, if Applicable)

-------------------------------------------                 --------------------
Authorized Signature (Joint Investor or Second Signatory)   Date

-------------------------------------------
Printed Name (and Title, if Applicable)

                                                                 EXHIBIT (17)(b)
                                   FORUM FUNDS
                               TWO PORTLAND SQUARE
                              PORTLAND, MAINE 04101

                                      PROXY
                      THIS PROXY IS SOLICITED ON BEHALF OF
                      THE BOARD OF TRUSTEES OF FORUM FUNDS

This proxy is for your use in voting on various matters relating to the SHORT INTERMEDIATE INCOME FUND, INC. (the "Fund"). The undersigned shareholder(s) of the Fund, revoking previous proxies, hereby appoint(s) _______________________, ________________________ and ______________________ and each of them (with full power of substitution) the proxies of the undersigned to attend the Special Meeting of the Shareholders of the Fund to be held on September ___, 2002 (the "Special Meeting") and any adjournments thereof, to vote all of the shares of the Fund that the signer would be entitled to vote if personally present at the Special Meeting and on any matter incident to the conduct of the Special Meeting, all as set forth in the Notice of the Special Meeting of Shareholders and Combined Proxy Statement/Prospectus of the Board of Directors. Said proxies are directed to vote or refrain from voting pursuant to the Proxy Statement as indicated upon the matter set forth below.

This proxy will be voted as indicated below. If the proxy is returned signed and no instructions are given, this proxy will be vote FOR the proposal set forth below. The undersigned acknowledges receipt with this proxy of a copy of the
Notice of Special Meeting of Shareholders and the Combined Proxy Statement/Prospectus of the Board of Directors.

TO VOTE BY TELEPHONE:
(1) Read the Combined Proxy Statement/Prospectus and have the Proxy card below at hand.
(2)  Call 1-800-690-6903
(3) Enter the 12-diget control number set forth on the Proxy card and follow the simple instructions.

TO VOTE BY INTERNET:
(1) Read the Combined Proxy Statement/Prospectus and have the Proxy card below at hand.
(2)  Go to Website www.proxyvote.com
(3) Enter the 12-digit control number set forth on the Proxy card and follow the simple instructions.

TO VOTE BY MAIL:
(1)  Same as above.
(2) Complete, sign, date and return this proxy promptly using the enclosed envelope. NO POSTAGE IS NECCESARY, IF MAILED WITHIN THE UNITED STATES.

     PROPOSAL: To approve the Agreement and Plan of Reorganization (the "Plan") between Short-Intermediate Income Fund, Inc. (the "Fund") and Forum Funds, on behalf of the BrownIA Short-Intermediate Income Fund (the "BrownIA Fund"), that provides for the acquisition of all of the assets and assumptions of the liabilities of the Fund in exchange for shares of beneficial interest of the BrownIA Fund and the distribution of BrownIA Fund shares to the Fund shareholders.

                       FOR ____ AGAINST ____ ABSTAIN ____

(NOTE: Checking ABSTAIN will result in the shares covered by the Proxy being treated as if they were voted AGAINST the Proposal.) Receipt is acknowledged of the Notice and Combined Proxy Statement/Prospectus for the Special Meeting to be held on September ___, 2002. PLEASE SIGN AND DATE THIS PROXY IN THE SPACE PROVIDED. Execution by shareholders who are not individuals must be made by an authorized signatory. Executors, administrators, trustees, guardians and others signing in a representative capacity should give their full title as such. For joint account, each owner must sign.

-------------------------------------------                 --------------------
Authorized Signature                                        Date

-------------------------------------------
Printed Name (and Title, if Applicable)

-------------------------------------------                 --------------------
Authorized Signature (Joint Investor or Second Signatory)   Date

-------------------------------------------
Printed Name (and Title, if Applicable)